                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08629

                           HARTFORD SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-9934

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

 HARTFORD ADVISERS HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
COMMON STOCK -- 68.8%
            BASIC MATERIALS -- 3.8%
    2,035   Alcoa, Inc. ......................................  $    57,070
    2,656   Companhia Vale do Rio Doce ADR....................       57,257
    1,842   Dow Chemical Co. .................................       71,782
      910   E.I. DuPont de Nemours & Co. .....................       39,002
    1,702   Mittal Steel Co. .................................       59,114
      522   Newmont Mining Corp. .............................       22,303
      411   Peabody Energy Corp. .............................       15,109
                                                                -----------
                                                                    321,637
                                                                -----------
            CAPITAL GOODS -- 2.8%
    1,387   American Standard Cos., Inc. .....................       58,229
      934   Boeing Co. (G)....................................       73,614
      888   Deere & Co. ......................................       74,512
      638   Goodrich Corp. ...................................       25,864
                                                                -----------
                                                                    232,219
                                                                -----------
            CONSUMER CYCLICAL -- 5.6%
    1,050   Altria Group, Inc. ...............................       80,378
      787   Best Buy Co., Inc. ...............................       42,152
    2,378   D.R. Horton, Inc. ................................       56,946
    1,510   Dollar General Corp. (G)..........................       20,587
      556   eBay, Inc. (D)....................................       15,760
      837   Federated Department Stores, Inc. ................       36,154
    2,582   Gap, Inc. ........................................       48,925
    1,530   Home Depot, Inc. .................................       55,489
      735   Newell Rubbermaid, Inc. ..........................       20,824
      572   Toyota Motor Corp. (A)............................       31,116
    1,202   Wal-Mart Stores, Inc. ............................       59,293
                                                                -----------
                                                                    467,624
                                                                -----------
            CONSUMER STAPLES -- 3.7%
      563   Clorox Co. .......................................       35,475
      999   Coca-Cola Co. ....................................       44,626
      902   PepsiCo, Inc. ....................................       58,838
    1,611   Procter & Gamble Co. (G)..........................       99,819
    2,895   Unilever N.V. NY Shares...........................       71,031
                                                                -----------
                                                                    309,789
                                                                -----------
            ENERGY -- 3.6%
      347   EnCana Corp. .....................................       16,206
    2,436   Exxon Mobil Corp. ................................      163,476
    2,194   Halliburton Co. ..................................       62,428
    1,458   Williams Cos., Inc. (G)...........................       34,807
      653   XTO Energy, Inc. .................................       27,519
                                                                -----------
                                                                    304,436
                                                                -----------
            FINANCE -- 13.7%
    2,088   American International Group, Inc. ...............      138,318
    2,988   Bank of America Corp. (G).........................      160,067
    3,601   Citigroup, Inc. ..................................      178,875
    1,907   Countrywide Financial Corp. ......................       66,818
    2,415   E* Trade Financial Group (D)......................       57,767
      892   Federal Home Loan Mortgage Corp. .................       59,133
      257   Goldman Sachs Group, Inc. (G).....................       43,511
    1,259   ING Groep N.V. -- Sponsored ADR...................       55,375
        1   Mitsubishi UFJ Financial Group, Inc. .............       11,298

                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
            FINANCE -- (CONTINUED)
      614   Muenchener Rueckversicherungs-Gesellschaft AG
              (A).............................................  $    96,945
      779   State Street Corp. (G)............................       48,635
    1,717   UBS AG............................................      101,853
    2,519   UnitedHealth Group, Inc. .........................      123,910
                                                                -----------
                                                                  1,142,505
                                                                -----------
            HEALTH CARE -- 8.4%
    1,040   Abbott Laboratories...............................       50,493
    1,247   Amgen, Inc. (D)...................................       89,162
    5,863   Boston Scientific Corp. (D).......................       86,717
    3,960   Bristol-Myers Squibb Co. .........................       98,686
      726   Cardinal Health, Inc. (G).........................       47,754
    3,139   Elan Corp. plc ADR (D)............................       48,276
    1,744   Eli Lilly & Co. (G)...............................       99,380
    1,294   Sanofi-Aventis S.A. ADR...........................       57,540
    2,750   Schering-Plough Corp. ............................       60,755
    1,908   Shionogi & Co., Ltd. (A)..........................       35,086
      617   Wyeth.............................................       31,353
                                                                -----------
                                                                    705,202
                                                                -----------
            SERVICES -- 7.1%
    2,097   Accenture Ltd. Class A............................       66,483
      969   Autodesk, Inc. (D)................................       33,705
    1,541   Comcast Corp. Class A (D).........................       56,771
      376   Monster Worldwide, Inc. (D).......................       13,618
      426   News Corp. Class A................................        8,365
    8,322   Sun Microsystems, Inc. (D)........................       41,359
    3,369   Time Warner, Inc. ................................       61,410
    1,923   United Parcel Service, Inc. Class B...............      138,355
    1,856   Viacom, Inc. Class B (D)..........................       69,002
    1,464   Walt Disney Co. ..................................       45,249
    4,643   XM Satellite Radio Holdings, Inc. Class A
              (D)(G)..........................................       59,852
                                                                -----------
                                                                    594,169
                                                                -----------
            TECHNOLOGY -- 19.8%
    1,552   Adobe Systems, Inc. (D)...........................       58,111
    1,039   American Tower Corp. Class A (D)..................       37,920
    4,428   AT&T, Inc. .......................................      144,189
    1,610   Broadcom Corp. Class A (D)........................       48,841
    6,503   Cisco Systems, Inc. (D)...........................      149,576
   10,388   EMC Corp. (D).....................................      124,451
    1,118   First Data Corp. .................................       46,969
    5,187   Flextronics International Ltd. (D)................       65,557
    8,017   General Electric Co. .............................      283,000
      208   Google, Inc. (D)..................................       83,515
      478   Lexmark International, Inc. ADR (D)...............       27,573
    2,563   Marvell Technology Group Ltd. (D).................       49,645
    2,271   Maxim Integrated Products, Inc. ..................       63,736
    2,947   Medtronic, Inc. (G)...............................      136,859
    5,329   Microsoft Corp. (G)...............................      145,644
    3,381   Oracle Corp. (D)..................................       59,974
      293   Qualcomm, Inc. ...................................       10,640
       51   Samsung Electronics Co., Ltd. (A).................       35,562

The accompanying notes are an integral part of these financial statements.

 HARTFORD ADVISERS HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
   v1,185   Sharp Corp. (A)...................................  $    20,336
    4,129   Sprint Nextel Corp. (G)...........................       70,812
                                                                -----------
                                                                  1,662,910
                                                                -----------
            UTILITIES -- 0.3%
      232   E.On AG (A).......................................       27,552
                                                                -----------
            Total common stock
              (cost $5,515,425)...............................  $ 5,768,043
                                                                -----------
PRINCIPAL
 AMOUNT
---------
        V
MUNICIPAL BONDS -- 0.2%
            GENERAL OBLIGATIONS -- 0.2%
$  10,000   Oregon School Boards Association,
              4.76%, Taxable Pension, 06/30/2028..............  $     9,159
   10,000   State of Illinois,
              5.10%, Taxable Pension, 06/01/2033..............        9,582
                                                                -----------
            Total municipal bonds
              (cost $19,888)..................................  $    18,741
                                                                -----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 3.3%
            FINANCE -- 3.3%
   17,200   Asset Securitization Corp.,
              6.93%, 02/14/2043...............................  $    18,610
   13,229   Asset Securitization Corp.,
              7.49%, 04/14/2029...............................       13,316
    4,590   Banc of America Commercial Mortgage, Inc.,
              5.35%, 09/10/2047 (L)...........................        4,562
    4,409   Bear Stearns Alt-A Trust,
              5.99%, 03/25/2036 (L)...........................        4,448
    9,575   Bear Stearns Commercial Mortgage Securities, Inc.,
              5.30%, 10/12/2042 (L)...........................        9,503
    3,413   Capital Auto Receivables Asset Trust,
              2.00%, 11/15/2007...............................        3,396
   20,000   Capital One Multi-Asset Execution Trust,
              2.95%, 08/17/2009...............................       19,982
    3,255   Centex Home Equity,
              4.72%, 10/25/2031...............................        3,213
    2,168   Chase Commercial Mortgage Securities Corp.,
              7.37%, 06/19/2029...............................        2,169
   16,000   Citibank Credit Card Issuance Trust,
              2.55%, 01/20/2009...............................       15,868
   15,000   Citigroup/Deutsche Bank Commercial Mortgage Trust,
              5.40%, 07/15/2044 (L)...........................       14,949
   15,000   Commercial Mortgage Pass Through Certificates,
              5.12%, 06/10/2044...............................       14,769

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE (W)
---------                                                       -----------
            FINANCE -- (CONTINUED)
$   8,014   Connecticut RRB Special Purpose Trust CL&P,
              5.73%, 03/30/2009...............................  $     8,019
    7,365   Credit Suisse Mortgage Capital Certificates,
              5.47%, 09/15/2039...............................        7,414
    6,945   Credit Suisse Mortgage Capital Certificates,
              5.61%, 02/15/2039...............................        7,052
    1,220   First Union Commercial Mortgage Securities, Inc.,
              7.38%, 04/18/2029...............................        1,220
   10,385   Greenwich Capital Commercial Funding Corp.,
              5.22%, 04/10/2037...............................       10,292
   10,503   Harley-Davidson Motorcycle Trust,
              2.53%, 11/15/2011...............................       10,219
    4,042   Indymac Index Mortgage Loan Trust,
              5.88%, 06/25/2036 (L)...........................        4,073
    6,305   JP Morgan Chase Commercial Mortgage Security
              Corp.,
              5.34%, 12/15/2044 (L)...........................        6,274
    7,755   JP Morgan Chase Commercial Mortgage Security
              Corp.,
              5.48%, 12/12/2044...............................        7,822
   15,000   Merrill Lynch Mortgage Trust,
              5.05%, 07/12/2038...............................       14,690
    9,580   Morgan Stanley Capital I,
              5.23%, 09/15/2042...............................        9,494
    1,274   Nissan Auto Receivables Owner Trust,
              2.01%, 11/15/2007...............................        1,271
   11,522   Residential Accredit Loans, Inc.,
              5.27%, 02/25/2035...............................       11,435
   12,910   Susquehanna Auto Lease Trust,
              5.21%, 03/16/2009 (I)...........................       12,902
    2,720   USAA Auto Owner Trust,
              2.06%, 04/15/2008...............................        2,710
   10,000   Wachovia Bank Commercial Mortgage Trust,
              5.12%, 07/15/2042...............................        9,826
   10,189   Wells Fargo Mortgage Backed Securities Trust,
              4.55%, 03/25/2035 (L)...........................       10,023
   14,761   Wells Fargo Mortgage Backed Securities Trust,
              5.55%, 04/25/2036 (L)...........................       14,801
                                                                -----------
            Total asset & commercial
              mortgage backed securities
              (cost $273,670).................................  $   274,322
                                                                -----------
CORPORATE BONDS: INVESTMENT GRADE -- 10.6%
            BASIC MATERIALS -- 0.1%
   10,000   Alcan, Inc.,
              7.25%, 11/01/2028...............................  $    11,292
                                                                -----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE (W)
---------                                                       -----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            CAPITAL GOODS -- 0.2%
$  14,950   Rockwell Automation, Inc.,
              6.70%, 01/15/2028...............................  $    16,542
                                                                -----------
            CONSUMER CYCLICAL -- 0.7%
    9,400   DaimlerChrysler N.A. Holdings Corp.,
              5.88%, 03/15/2011...............................        9,412
    9,550   DaimlerChrysler N.A. Holdings Corp.,
              6.50%, 11/15/2013 (G)...........................        9,793
   12,946   SCL Term Aereo Santiago S.A.,
              6.95%, 07/01/2012 (I)...........................       13,217
   14,200   Target Corp.,
              5.88%, 11/01/2008...............................       14,425
   15,000   Wal-Mart Stores, Inc.,
              6.88%, 08/10/2009...............................       15,708
                                                                -----------
                                                                     62,555
                                                                -----------
            CONSUMER STAPLES -- 1.0%
    6,500   Coca-Cola Enterprises, Inc.,
              6.75%, 09/15/2028...............................        7,218
      500   Coca-Cola Enterprises, Inc.,
              8.50%, 02/01/2022...............................          639
   13,140   Colgate-Palmolive Co.,
              5.58%, 11/06/2008...............................       13,292
   13,037   ConAgra Foods, Inc.,
              7.88%, 09/15/2010...............................       14,179
    9,825   Diageo Capital plc,
              4.38%, 05/03/2010...............................        9,527
   13,400   PepsiAmericas, Inc.,
              6.38%, 05/01/2009...............................       13,699
   20,775   Procter & Gamble Co.,
              9.36%, 01/01/2021...............................       26,181
    2,975   Weyerhaeuser Co.,
              7.38%, 03/15/2032...............................        3,082
                                                                -----------
                                                                     87,817
                                                                -----------
            FINANCE -- 5.7%
   16,800   Ace INA Holdings, Inc.,
              5.88%, 06/15/2014 (G)...........................       16,961
   10,500   AMBAC Financial Group, Inc.,
              5.95%, 12/05/2035...............................       10,456
      500   American General Finance Corp.,
              6.63%, 02/15/2029...............................          545
   20,000   AXA Financial, Inc.,
              7.00%, 04/01/2028...............................       22,242
   20,000   Bank of America Corp.,
              5.88%, 02/15/2009...............................       20,340
    4,830   BB&T Corp.,
              4.90%, 06/30/2017...............................        4,582
   17,000   Berkshire Hathaway Finance Corp.,
              4.85%, 01/15/2015...............................       16,499
   12,585   Brandywine Operating Partnership,
              6.00%, 04/01/2016...............................       12,725
    3,750   Capital One Bank,
              6.50%, 06/13/2013...............................        3,922
    3,900   Capital One Financial Corp.,
              5.70%, 09/15/2011...............................        3,927

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE (W)
---------                                                       -----------
            FINANCE -- (CONTINUED)
$  10,000   Cincinnati Financial Corp.,
              6.92%, 05/15/2028...............................  $    10,956
    6,500   Citigroup, Inc.,
              3.63%, 02/09/2009...............................        6,291
    8,800   Citigroup, Inc.,
              6.00%, 10/31/2033...............................        8,906
    1,000   Citigroup, Inc.,
              6.50%, 01/18/2011 (G)...........................        1,050
    8,920   Credit Suisse First Boston USA, Inc.,
              4.88%, 01/15/2015...............................        8,581
    7,900   Developers Diversified Realty Corp.,
              5.38%, 10/15/2012...............................        7,819
   13,500   EOP Operating L.P.,
              4.75%, 03/15/2014...............................       12,770
   16,355   ERAC USA Finance Co.,
              7.35%, 06/15/2008 (I)...........................       16,869
    4,525   Everest Reinsurance Holdings, Inc.,
              5.40%, 10/15/2014...............................        4,412
   11,550   HSBC Bank USA,
              3.88%, 09/15/2009...............................       11,172
   10,500   International Lease Finance Corp.,
              5.00%, 09/15/2012...............................       10,312
   12,650   Jackson National Life Insurance Co.,
              8.15%, 03/15/2027 (I)...........................       15,493
    8,320   John Deere Capital Corp.,
              4.88%, 10/15/2010...............................        8,216
   14,375   JP Morgan Chase & Co.,
              5.13%, 09/15/2014 (G)...........................       14,096
      750   KeyCorp Capital II,
              6.88%, 03/17/2029...............................          792
    7,880   Kimco Realty Corp.,
              5.78%, 03/15/2016...............................        7,946
    8,750   Liberty Mutual Group, Inc.,
              5.75%, 03/15/2014 (I)...........................        8,605
   20,000   Liberty Property L.P.,
              7.25%, 08/15/2007...............................       20,146
    6,875   National City Corp.,
              6.88%, 05/15/2019...............................        7,614
   30,000   New England Mutual Life Insurance Co.,
              7.88%, 02/15/2024 (I)...........................       36,543
   11,000   Prudential Financial, Inc.,
              5.50%, 03/15/2016...............................       10,994
    1,000   Reliastar Financial Corp.,
              8.00%, 10/30/2006...............................        1,002
      500   Republic New York Capital I,
              7.75%, 11/15/2026...............................          519
    1,250   Santander Central Hispano Issuances Ltd.,
              7.63%, 11/03/2009...............................        1,334
   15,100   Simon Property Group L.P.,
              6.10%, 05/01/2016...............................       15,571
    7,250   Sovereign Capital Trust IV,
              7.91%, 06/13/2036...............................        8,013
      500   State Street Corp.,
              7.65%, 06/15/2010...............................          538
   14,600   Torchmark Corp.,
              8.25%, 08/15/2009...............................       15,704

The accompanying notes are an integral part of these financial statements.

 HARTFORD ADVISERS HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE (W)
---------                                                       -----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
$  15,000   Toyota Motor Credit Corp.,
              5.50%, 12/15/2008...............................  $    15,094
   21,400   U.S. Bank NA,
              4.95%, 10/30/2014...............................       20,822
   15,000   UnitedHealth Group, Inc.,
              4.75%, 02/10/2014...............................       14,311
    5,000   UnitedHealth Group, Inc.,
              5.00%, 08/15/2014...............................        4,839
    5,345   Wachovia Capital Trust III,
              5.80%, 08/29/2049...............................        5,360
   10,000   Wachovia Corp.,
              5.25%, 08/01/2014...............................        9,890
    8,920   Wellpoint, Inc.,
              5.00%, 01/15/2011...............................        8,801
    1,000   Wells Fargo Bank NA,
              6.45%, 02/01/2011...............................        1,050
    2,760   Willis North America, Inc.,
              5.63%, 07/15/2015...............................        2,648
                                                                -----------
                                                                    467,278
                                                                -----------
            HEALTH CARE -- 0.4%
   17,000   Becton, Dickinson & Co.,
              6.70%, 08/01/2028...............................       18,722
    8,575   Pharmacia Corp.,
              6.60%, 12/01/2028...............................        9,774
    8,000   Wyeth,
              7.25%, 03/01/2023...............................        9,088
                                                                -----------
                                                                     37,584
                                                                -----------
            SERVICES -- 1.0%
   13,500   COX Communications, Inc.,
              5.45%, 12/15/2014 (G)...........................       13,040
   15,000   FedEx Corp.,
              3.50%, 04/01/2009...............................       14,391
    7,850   Harrah's Operating Co., Inc.,
              6.50%, 06/01/2016...............................        7,695
   10,900   Harvard University,
              8.13%, 04/15/2007...............................       11,066
   10,800   News America, Inc.,
              6.40%, 12/15/2035...............................       10,592
   10,400   Times Mirror Co.,
              7.50%, 07/01/2023...............................       10,330
   15,020   Viacom, Inc.,
              6.88%, 04/30/2036 (I)...........................       14,849
                                                                -----------
                                                                     81,963
                                                                -----------
            TECHNOLOGY -- 1.2%
   10,000   Bellsouth Telecommunications,
              6.38%, 06/01/2028...............................        9,814
   15,000   Comcast Cable Communications, Inc.,
              6.88%, 06/15/2009...............................       15,598
    1,000   Comcast Cable Communications, Inc.,
              8.50%, 05/01/2027...............................        1,228
    8,500   Deutsche Telekom International Finance B.V.,
              8.25%, 06/15/2030...............................       10,384

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE (W)
---------                                                       -----------
            TECHNOLOGY -- (CONTINUED)
$   3,400   Embarq Corp.,
              7.08%, 06/01/2016...............................  $     3,468
   19,425   General Electric Co.,
              5.00%, 02/01/2013...............................       19,206
   14,325   Siemens Finance,
              5.75%, 10/17/2016 (I)...........................       14,540
   15,000   Telecom Italia Capital,
              5.25%, 10/01/2015...............................       13,899
    5,000   Verizon Communications, Inc.,
              5.35%, 02/15/2011...............................        5,013
    4,400   Verizon Communications, Inc.,
              5.55%, 02/15/2016...............................        4,342
      500   Verizon Global Funding Corp.,
              7.25%, 12/01/2010...............................          536
      500   Verizon Global Funding Corp.,
              7.75%, 12/01/2030 (G)...........................          573
                                                                -----------
                                                                     98,601
                                                                -----------
            UTILITIES -- 0.3%
    1,000   Alabama Power Co.,
              7.13%, 10/01/2007...............................        1,017
    7,800   Midamerican Energy Holdings Co.,
              6.13%, 04/01/2036 (I)...........................        7,884
   17,285   Northern Border Pipeline Co.,
              7.75%, 09/01/2009...............................       18,403
      750   TransCanada Pipelines Ltd.,
              6.49%, 01/21/2009...............................          770
                                                                -----------
                                                                     28,074
                                                                -----------
            Total corporate bonds: investment grade
              (cost $873,721).................................  $   891,706
                                                                -----------
U.S. GOVERNMENT SECURITIES -- 11.9%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 1.5%
   17,617   Financing Corp. Zero Coupon Strip,
              4.40%, 2013 (M).................................  $    12,408
   64,300   Tennessee Valley Authority,
              4.375%, 2015....................................       61,608
   50,000   Tennessee Valley Authority,
              6.00%, 2013.....................................       52,841
                                                                -----------
                                                                    126,857
                                                                -----------
            U.S. TREASURY SECURITIES -- 10.4%
   78,175   2.00% 2016 (O)....................................       78,313
   72,475   2.375% 2025 (O)(G)................................       79,279
  171,300   3.50% 2010........................................      165,418
  201,225   3.875% 2010 (G)...................................      196,383
  100,175   4.375% 2010.......................................       99,345
  171,875   4.875% 2011.......................................      173,788
   29,200   5.375% 2031.......................................       31,538
   38,650   6.25% 2023........................................       44,873
                                                                -----------
                                                                    868,937
                                                                -----------
            Total U.S. government securities
              (cost $993,694).................................  $   995,794
                                                                -----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE (W)
---------                                                       -----------
U.S. GOVERNMENT AGENCIES -- 2.1%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.9%
$  10,620   2.50% 2013........................................  $    10,336
   59,655   6.50% 2036 (Q)....................................       60,755
                                                                -----------
                                                                     71,091
                                                                -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.0%
      140   6.50% 2036........................................          142
                                                                -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.7%
   26,700   5.50% 2036 (Q)....................................       26,513
   10,930   6.00% 2024 -- 2035................................       11,086
    3,988   6.50% 2026 -- 2035................................        4,100
   15,083   7.00% 2031 -- 2033................................       15,574
      138   7.50% 2035........................................          144
    2,574   8.00% 2026 -- 2031................................        2,733
      195   9.00% 2016 -- 2023................................          208
                                                                -----------
                                                                     60,358
                                                                -----------
            OTHER GOVERNMENT AGENCIES -- 0.5%
   35,548   Postal Square, LP 8.95% 2022......................       44,246
                                                                -----------
            Total U.S. government agencies
              (cost $172,018).................................  $   175,837
                                                                -----------
            Total long-term investments
              (cost $7,848,416)...............................  $ 8,124,443
                                                                -----------
SHORT-TERM INVESTMENTS -- 23.1%
            FINANCE -- 3.2%
  166,997   Federal Home Loan Bank Discount Note,
              5.14%, 10/20/2006 (M)...........................  $   166,521
  105,000   Freddie Mac Discount Notes,
              5.19%, 10/24/2006 (M)...........................      104,643
                                                                -----------
                                                                    271,164
                                                                -----------
            REPURCHASE AGREEMENTS @ -- 1.7%
      174   Bank of America Securities Joint Repurchase
              Agreement,
              4.80%, 10/02/2006...............................          174
   61,297   Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.37%, 10/02/2006...............................       61,297
   14,796   Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.33%, 10/02/2006...............................       14,796
   14,091   Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.35%, 10/02/2006...............................       14,091
   48,967   UBS Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 10/02/2006...............................       48,967
                                                                -----------
                                                                    139,325
                                                                -----------
                                                                  MARKET
 SHARES                                                          VALUE (W)
---------                                                       -----------
        v
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 18.2%
1,528,269   BNY Institutional Cash Reserve Fund,
              5.34% (L).......................................  $ 1,528,269
                                                                -----------
            Total short-term investments
              (cost $1,938,758)...............................  $ 1,938,758
                                                                -----------
            Total investments in securities
              (cost $9,787,174) (C)...........................  $10,063,201
            Other assets & liabilities........................   (1,673,674)
                                                                -----------
            Total net assets..................................  $ 8,389,527
                                                                ===========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.51% of total net assets at September 30, 2006.

   (A) The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006, was $246,597, which represents 2.94% of total net assets.

   (C) At September 30, 2006, the cost of securities for federal income tax purposes was $9,827,072 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.......................  $ 492,329
      Unrealized depreciation.......................   (256,200)
                                                      ---------
      Net unrealized appreciation...................  $ 236,129
                                                      =========

   (D) Currently non-income producing.

   (G) Security is partially on loan at September 30, 2006.

   (I) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2006, was $140,902, which represents 1.68% of total net assets.

   (L) Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

   (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

   (O) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

   (Q) The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2006 was $87,037.

   (W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 HARTFORD ADVISERS HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2006

                                                                                                                     UNREALIZED
                                                                 MARKET          CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                  TRANSACTION          VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                  -----------         ------          --------         --------         --------------
Japanese Yen                                    Buy              $10,958         $11,046          10/02/06              $(88)
                                                                                                                        ====

The accompanying notes are an integral part of these financial statements.

 HARTFORD BLUE CHIP STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
  COMMON STOCK -- 99.6%
            BASIC MATERIALS -- 0.5%
    10      Consol Energy, Inc. ..............................  $    308
     5      Fortune Brands, Inc. .............................       375
                                                                --------
                                                                     683
                                                                --------
            CAPITAL GOODS -- 5.7%
     2      Alcon, Inc. ......................................       229
    42      Applied Materials, Inc. ..........................       746
    21      Baker Hughes, Inc. ...............................     1,405
     2      Deere & Co. ......................................       126
    15      Honeywell International, Inc. ....................       626
    22      Illinois Tool Works, Inc. ........................       974
    33      International Game Technology.....................     1,374
    49      Smith International, Inc. ........................     1,917
     7      United Technologies Corp. ........................       462
                                                                --------
                                                                   7,859
                                                                --------
            CONSUMER CYCLICAL -- 7.1%
    30      Amazon.com, Inc. (D)..............................       964
     3      Bed Bath & Beyond, Inc. (D).......................        99
     8      Best Buy Co., Inc. ...............................       435
    16      eBay, Inc. (D)....................................       451
    37      Home Depot, Inc. .................................     1,346
    37      Kohl's Corp. (D)..................................     2,369
    17      Sysco Corp. ......................................       552
    29      Target Corp. .....................................     1,586
    43      Wal-Mart Stores, Inc. ............................     2,131
                                                                --------
                                                                   9,933
                                                                --------
            CONSUMER STAPLES -- 2.6%
    21      PepsiCo, Inc. ....................................     1,365
    35      Procter & Gamble Co. .............................     2,162
                                                                --------
                                                                   3,527
                                                                --------
            ENERGY -- 4.4%
     2      EOG Resources, Inc. ..............................       130
    26      Exxon Mobil Corp. ................................     1,771
    12      Murphy Oil Corp. .................................       589
    47      Schlumberger Ltd. ................................     2,922
    11      Total S.A. ADR....................................       752
                                                                --------
                                                                   6,164
                                                                --------
            FINANCE -- 26.3%
    25      Aetna, Inc. ......................................       973
    39      American Express Co. .............................     2,165
    36      American International Group, Inc. ...............     2,385
     2      Ameriprise Financial, Inc. .......................        74
    70      Charles Schwab Corp. .............................     1,261
     1      Chicago Mercantile Exchange Holdings, Inc. .......       383
    46      Citigroup, Inc. ..................................     2,298
    11      Countrywide Financial Corp. ......................       368
    51      E* Trade Financial Group (D)......................     1,217
    19      Franklin Resources, Inc. .........................     1,977
    10      Goldman Sachs Group, Inc. ........................     1,725
    18      Humana, Inc. (D)..................................     1,163
    14      Legg Mason, Inc. .................................     1,367
    10      Medco Health Solutions, Inc. (D)..................       613

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
    12      Mellon Financial Corp. ...........................  $    465
    15      Merrill Lynch & Co., Inc. ........................     1,205
    17      Morgan Stanley....................................     1,261
    21      Northern Trust Corp. .............................     1,210
    11      Prudential Financial, Inc. .......................       816
    35      SLM Corp. ........................................     1,809
    40      State Street Corp. ...............................     2,521
    53      TD Ameritrade Holding Corp. ......................     1,005
    33      UBS AG............................................     1,968
    68      UnitedHealth Group, Inc. .........................     3,336
    22      Wellpoint, Inc. (D)...............................     1,718
    37      Wells Fargo & Co. ................................     1,339
                                                                --------
                                                                  36,622
                                                                --------
            HEALTH CARE -- 14.4%
     5      Allergan, Inc. ...................................       563
    31      Amgen, Inc. (D)...................................     2,203
     7      Cardinal Health, Inc. ............................       434
    38      Caremark Rx, Inc. ................................     2,148
    16      Celgene Corp. (D).................................       675
    27      CVS Corp. ........................................       854
    21      Genentech, Inc. (D)...............................     1,704
     4      Genzyme Corp. (D).................................       263
    27      Gilead Sciences, Inc. (D).........................     1,855
    10      Johnson & Johnson.................................       636
    25      Monsanto Co. .....................................     1,180
    18      Novartis AG (A)...................................     1,038
    37      Pfizer, Inc. .....................................     1,056
    12      Quest Diagnostics, Inc. ..........................       728
     5      Roche Holding AG (A)..............................       929
    19      Sepracor, Inc. (D)................................       896
    24      St. Jude Medical, Inc. (D)........................       858
    21      Stryker Corp. ....................................     1,061
    20      Wyeth.............................................     1,002
                                                                --------
                                                                  20,083
                                                                --------
            SERVICES -- 4.5%
    36      Automatic Data Processing, Inc. ..................     1,695
    23      Grupo Televisa S.A. ADR...........................       493
    22      Marriott International, Inc. Class A..............       838
     1      McGraw-Hill Cos., Inc. ...........................        52
    12      Monster Worldwide, Inc. (D).......................       431
     3      Paychex, Inc. ....................................       118
    36      Time Warner, Inc. ................................       649
    20      Viacom, Inc. Class B (D)..........................       752
    19      Wynn Resorts Ltd. (D).............................     1,272
                                                                --------
                                                                   6,300
                                                                --------
            TECHNOLOGY -- 32.9%
    25      Adobe Systems, Inc. (D)...........................       929
    31      America Movil S.A. de C.V. ADR....................     1,236
    46      American Tower Corp. Class A (D)..................     1,668
    26      Analog Devices, Inc. .............................       776
    20      Apple Computer, Inc. (D)..........................     1,541
   109      Cisco Systems, Inc. (D)...........................     2,507
    31      Corning, Inc. (D).................................       752
    52      Danaher Corp. ....................................     3,537

The accompanying notes are an integral part of these financial statements.

 HARTFORD BLUE CHIP STOCK HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
   iv2      DaVita, Inc. (D)..................................  $     98
    15      Dell, Inc. (D)....................................       352
    53      EMC Corp. (D).....................................       631
    16      First Data Corp. .................................       685
    17      Garmin Ltd. ......................................       824
   158      General Electric Co. .............................     5,560
     7      Google, Inc. (D)..................................     2,693
    13      Harman International Industries, Inc. ............     1,085
    33      Intel Corp. ......................................       683
    16      Intuit, Inc. (D)..................................       504
    56      Juniper Networks, Inc. (D)........................       971
    30      Linear Technology Corp. ..........................       943
    69      Marvell Technology Group Ltd. (D).................     1,344
    55      Maxim Integrated Products, Inc. ..................     1,535
    33      Medtronic, Inc. ..................................     1,514
   134      Microsoft Corp. ..................................     3,654
     6      Motorola, Inc. ...................................       160
    57      Nokia Corp. ......................................     1,120
    86      Oracle Corp. (D)..................................     1,527
     5      Qualcomm, Inc. ...................................       167
     9      Rockwell Collins, Inc. ...........................       466
    12      Rogers Communications, Inc. Class B...............       653
   170      Telefonaktiebolaget LM Ericsson (A)...............       586
    17      Telus Corp. ......................................       946
    34      Texas Instruments, Inc. ..........................     1,144
    16      Tyco International Ltd. ..........................       448
    51      Xilinx, Inc. .....................................     1,128
    59      Yahoo!, Inc. (D)..................................     1,499
                                                                --------
                                                                  45,866
                                                                --------
            TRANSPORTATION -- 1.2%
    17      General Dynamics Corp. ...........................     1,218
     5      Union Pacific Corp. ..............................       449
                                                                --------
                                                                   1,667
                                                                --------
            Total common stock
              (cost $112,637).................................  $138,704
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- 0.0%
            FINANCE -- 0.0%
     1      T Rowe Price Reserve Money Market Mutual
              Fund, -- 5.38% (L)..............................  $      1
                                                                --------
            Total short-term investments
              (cost $1).......................................  $      1
                                                                --------
            Total investments in securities
              (cost $112,638) (C).............................  $138,705
            Other assets and liabilities......................       598
                                                                --------
            Net assets........................................  $139,303
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.14% of total net assets at September 30, 2006.

  (A) The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006, was $2,553, which represents 1.83% of total net assets.

  (C) At September 30, 2006, the cost of securities for federal income tax purposes was $113,945 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $29,899
      Unrealized depreciation.........................   (5,139)
                                                        -------
      Net unrealized appreciation.....................  $24,760
                                                        =======

  (D) Currently non-income producing.

  (L) Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 HARTFORD CAPITAL APPRECIATION HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                           VALUE (W)
------------                                                       -----------
COMMON STOCK -- 98.4%
               BASIC MATERIALS -- 10.9%
      13,374   Aluminum Corp. of China Ltd. (A)(G)...............  $     8,499
       2,008   Aracruz Celulose S.A. ADR (G).....................       99,952
       2,038   Arch Coal, Inc. (G)...............................       58,907
       2,583   BHP Billiton Ltd. ADR (G).........................       97,840
       5,787   Cameco Corp. (G)..................................      211,645
       7,247   Companhia Vale do Rio Doce ADR (G)................      156,248
       5,756   Dow Chemical Co. .................................      224,361
       2,201   Peabody Energy Corp. .............................       80,956
         832   Phelps Dodge Corp. ...............................       70,428
       2,695   Rio Tinto plc (A).................................      127,527
       2,221   Teck Cominco Ltd. Class B (D).....................      139,111
       4,629   Vedanta Resources plc (A)(G)......................      100,776
       3,197   Xstrata plc (A)...................................      131,995
                                                                   -----------
                                                                     1,508,245
                                                                   -----------
               CAPITAL GOODS -- 9.0%
       2,044   3M Co. ...........................................      152,107
      10,810   ABB Ltd. ADR......................................      142,474
       3,000   Boeing Co. .......................................      236,550
       2,444   Caterpillar, Inc. (G).............................      160,809
         886   Deere & Co. (G)...................................       74,344
       2,950   Ingersoll-Rand Co. Class A........................      112,049
       1,752   ITT Corp. ........................................       89,799
       1,580   Joy Global, Inc. .................................       59,424
       1,063   National Oilwell Varco, Inc. (D)..................       62,221
       9,959   Xerox Corp. (D)(G)................................      154,956
                                                                   -----------
                                                                     1,244,733
                                                                   -----------
               CONSUMER CYCLICAL -- 6.5%
       2,527   eBay, Inc. (D)(G).................................       71,654
       7,477   Federated Department Stores, Inc. (T).............      323,081
       6,616   Gap, Inc. (G).....................................      125,368
       1,739   Lotte Shopping Co. GDR (D)........................       30,402
       5,972   Toyota Motor Corp. (A)(G).........................      324,977
         435   Wal-Mart Stores, Inc. ............................       21,430
                                                                   -----------
                                                                       896,912
                                                                   -----------
               CONSUMER STAPLES -- 3.8%
       3,500   Bunge Ltd. (G)....................................      202,825
       2,673   Coca-Cola Co. ....................................      119,412
         993   Constellation Brands, Inc. Class A (D)............       28,564
       1,369   Cosan S.A. Industria E Comercio (D)...............       22,198
       2,412   Procter & Gamble Co. .............................      149,520
                                                                   -----------
                                                                       522,519
                                                                   -----------
               ENERGY -- 5.7%
       7,242   Halliburton Co. ..................................      206,041
       1,247   Occidental Petroleum Corp. .......................       60,012
       2,585   Sasol Ltd. ADR (G)................................       85,014
       1,000   Valero Energy Corp. ..............................       51,470
       4,242   Weatherford International Ltd. (D)................      176,976
       5,000   XTO Energy, Inc. .................................      210,650
                                                                   -----------
                                                                       790,163
                                                                   -----------

                                                                     MARKET
   SHARES                                                           VALUE (W)
------------                                                       -----------
               FINANCE -- 15.4%
       4,617   ACE Ltd. .........................................  $   252,705
       1,049   Aflac, Inc. ......................................       47,993
      12,368   Akbank T.A.S (A)..................................       63,041
       1,400   American International Group, Inc. ...............       92,764
         926   Assurant, Inc. (G)................................       49,447
         209   Augsburg Re AG (A)(H).............................           33
         250   Bank of America Corp. ............................       13,393
       1,750   Capital One Financial Corp. ......................      137,655
       3,464   Citigroup, Inc. ..................................      172,032
         500   Countrywide Financial Corp. ......................       17,520
       3,051   European Capital Ltd. (A)(H)(Y)...................       37,085
         554   Federal Home Loan Mortgage Corp. .................       36,727
      10,453   ICICI Bank Ltd. (D) (I)...........................      159,205
       1,215   Muenchener Rueckversicherungs-Gesellschaft AG
                 (A)(G)..........................................      191,674
         287   ORIX Corp. (A)(G).................................       79,324
       3,800   Reliance Communication (A)(D) (I).................       28,776
       5,206   Reliance Zero (A)(D) (I)..........................      133,149
       1,301   UBS AG (G)........................................       77,162
       3,428   Uniao de Bancos Brasileiros S.A. GDR..............      253,694
         100   UnitedHealth Group, Inc. .........................        4,920
       3,603   Wellpoint, Inc. (D)...............................      277,642
                                                                   -----------
                                                                     2,125,941
                                                                   -----------
               HEALTH CARE -- 6.4%
       1,926   AstraZeneca plc ADR (G)...........................      120,356
       2,000   Boston Scientific Corp. (D)(G)....................       29,580
       2,227   Bristol-Myers Squibb Co. .........................       55,499
       3,236   CVS Corp. ........................................      103,940
       3,608   Eli Lilly & Co. ..................................      205,667
         446   Sanofi-Aventis S.A. (A)...........................       39,653
       4,244   Teva Pharmaceutical Industries Ltd. ADR (G).......      144,675
       3,614   Wyeth (G).........................................      183,721
                                                                   -----------
                                                                       883,091
                                                                   -----------
               SERVICES -- 6.0%
         897   Fluor Corp. (G)...................................       68,986
          30   Harvey Weinstein Master L.P. (A)(H)...............       29,800
       5,724   News Corp. Class A................................      112,478
       2,000   Starwood Hotels & Resorts.........................      114,380
      10,778   Sun Microsystems, Inc. (D)........................       53,568
         498   United Parcel Service, Inc. Class B...............       35,812
       2,899   Viacom, Inc. Class B (D)(G).......................      107,781
       9,918   Walt Disney Co. ..................................      306,562
                                                                   -----------
                                                                       829,367
                                                                   -----------
               TECHNOLOGY -- 31.8%
       4,498   Adobe Systems, Inc. (D)...........................      168,438
       2,332   Amdocs Ltd. (D)(G)................................       92,339
       1,500   America Movil S.A. de C.V. ADR....................       59,055
         900   Apple Computer, Inc. (D)..........................       69,327
      10,000   AT&T, Inc. .......................................      325,600
       3,470   Broadcom Corp. Class A (D)(G).....................      105,280
      15,936   China Mobile Ltd. (A)(G)..........................      112,438
       8,832   Cisco Systems, Inc. (D)...........................      203,145

The accompanying notes are an integral part of these financial statements.

 HARTFORD CAPITAL APPRECIATION HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                           VALUE (W)
------------                                                       -----------
COMMON STOCK -- (CONTINUED)
               TECHNOLOGY -- (CONTINUED)
      11,972   Citigroup Global Certificate -- Bharti
                 Televentures (D) (I)............................  $   122,355
       2,473   Cognex Corp. (G)..................................       62,473
       4,787   Corning, Inc. (D).................................      116,840
      22,643   EMC Corp. (D).....................................      271,263
      10,939   General Electric Co. .............................      386,136
         531   Google, Inc. (D)..................................      213,570
       5,133   Hewlett-Packard Co. ..............................      188,322
      13,953   Hon Hai Precision Industry Co., Ltd. (A)..........       84,920
       1,462   International Business Machines Corp. ............      119,796
         999   L-3 Communications Holdings, Inc. ................       78,275
       4,179   Lockheed Martin Corp. ............................      359,619
       6,903   Medtronic, Inc. ..................................      320,589
         600   Mobile Telesystems OJSC ADR (G)...................       22,662
      10,031   Motorola, Inc. ...................................      250,765
       7,455   Oracle Corp. (D)..................................      132,254
         900   Qualcomm, Inc. ...................................       32,715
       2,244   Raytheon Co. .....................................      107,735
         462   Samsung Electronics Co., Ltd. (A)(G)..............      323,927
       4,408   Turkcell Iletisim Hizmet ADR (G)..................       58,629
                                                                   -----------
                                                                     4,388,467
                                                                   -----------
               TRANSPORTATION -- 2.3%
       1,486   ACE Aviation Holdings, Inc. (D)...................       45,956
     106,729   Air China Ltd. (A)(G).............................       45,923
       3,000   Royal Caribbean Cruises Ltd. (G)..................      116,430
       5,633   Ryanair Holdings plc (A)(D) (I)...................       60,288
       1,056   US Airways Group, Inc. (D)(J).....................       46,794
                                                                   -----------
                                                                       315,391
                                                                   -----------
               UTILITIES -- 0.6%
         100   Exelon Corp. .....................................        6,054
       1,300   TXU Corp. ........................................       81,276
                                                                   -----------
                                                                        87,330
                                                                   -----------
               Total common stock
                 (cost $11,675,567)..............................  $13,592,159
                                                                   -----------
 PRINCIPAL
 AMOUNT (B)
------------
CORPORATE BONDS: INVESTMENT GRADE -- 0.2%
               FINANCE -- 0.2%
GBP    $   412 Augsburg Re AG,
                 0.00%, 12/31/2049 (A)(H)+.......................  $       386
      26,500   UBS Luxembourg S.A.,
                 6.23%, 02/11/2015...............................       26,753
                                                                   -----------
               Total corporate bonds: investment grade
                 (cost $27,706)..................................  $    27,139
                                                                   -----------
               Total long-term investments
                 (cost $11,703,273)..............................  $13,619,298
                                                                   -----------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
------------                                                       -----------
SHORT-TERM INVESTMENTS -- 8.9%
               REPURCHASE AGREEMENTS @ -- 1.2%
$        203   Bank of America Securities Joint Repurchase
                 Agreement,
                 4.80%, 10/02/2006...............................  $       203
      71,760   Bank of America Securities TriParty Joint
                 Repurchase Agreement,
                 5.37%, 10/02/2006...............................       71,760
      17,321   Deutsche Bank Securities TriParty Joint Repurchase
                 Agreement,
                 5.33%, 10/02/2006...............................       17,321
      16,497   Morgan Stanley & Co., Inc. TriParty Joint
                 Repurchase Agreement,
                 5.35%, 10/02/2006...............................       16,497
      57,326   UBS Securities TriParty Joint Repurchase
                 Agreement,
                 5.38%, 10/02/2006...............................       57,326
                                                                   -----------
                                                                       163,107
                                                                   -----------
   SHARES
------------
               SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
               LENDING -- 7.7%
   1,070,772   Navigator Prime Portfolio,
                 5.26% (L).......................................    1,070,772
                                                                   -----------
               Total short-term investments
                 (cost $1,233,879)...............................  $ 1,233,879
                                                                   -----------
               Total investments in securities
                 (cost $12,937,152) (C)..........................  $14,853,177
               Other assets and liabilities......................   (1,033,388)
                                                                   -----------
               Net assets........................................  $13,819,789
                                                                   ===========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 28.73% of total net assets at September 30, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006, was $1,924,191, which represents 13.92% of total net assets.

  (B)All principal amounts are in U.S. dollars unless otherwise indicated.

     GBP -- British Pound

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $12,942,114 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.......................  $2,225,360
      Unrealized depreciation.......................    (314,297)
                                                      ----------
      Net unrealized appreciation...................  $1,911,063
                                                      ==========

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD                                                 COST
      ACQUIRED    SHARES/PAR            SECURITY             BASIS
      --------    ----------            --------             -----
      6/2006          209      Augsburg Re AG - 144A        $    67
      6/2006          412      Augsburg Re AG,                  766
                               0.00% 12-31-2049 - 144A
      10/2005 -     3,051      European Capital Limited      37,617
      9/2006                   Private Placement - Reg D
      10/2005          30      Harvey Weinstein Master       29,800
                               L.P. - Reg D

     The aggregate value of these securities at September 30, 2006 was $67,304, which represents 0.49% of total net assets.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2006, was $503,773, which represents 3.65% of total net assets.

 (J) Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At September 30, 2006, the market value of these securities was $46,794, which represents 0.34% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

 (T) At September 30, 2006, securities were designated to cover open put options written as follows:

                                               EXERCISE                      MARKET     PREMIUMS
      ISSUER                       CONTRACTS    PRICE     EXPIRATION DATE   VALUE (W)   RECEIVED
      ------                       ---------   --------   ---------------   ---------   --------
      Federated Department Stores      9         $40       January 2007      $4,613      $1,157
                                                                             ======      ======

  +  Convertible debt security.

 (Y) As of September 30, 2006, the Fund has future commitments to purchase an additional 1,350 shares in the amount of $13,500 EURO.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2006

                                                                                                                     UNREALIZED
                                                                 MARKET          CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                  TRANSACTION          VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                  -----------         ------          --------         --------         --------------
Euro                                            Buy              $30,527         $30,574          10/03/06              $(47)
Euro                                            Buy                9,163           9,166          10/04/06                (3)
British Pound                                   Buy                2,209           2,228          10/02/06               (19)
Hong Kong Dollars                               Sell               8,367           8,369          10/03/06                 2
Hong Kong Dollars                               Sell               2,207           2,207          10/04/06                --
                                                                                                                        ----
                                                                                                                        $(67)
                                                                                                                        ====

The accompanying notes are an integral part of these financial statements.

 HARTFORD CAPITAL OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
  COMMON STOCK -- 99.2%
            CAPITAL GOODS -- 1.1%
     3      Manitowoc Company, Inc. ..........................   $   134
                                                                 -------
            CONSUMER CYCLICAL -- 7.3%
     3      CDW Corp. ........................................       200
     5      Cheesecake Factory, Inc. (D)......................       147
     4      Copart, Inc. (D)..................................       125
     3      Kohl's Corp. (D)..................................       192
     4      Wal-Mart Stores, Inc. ............................       192
                                                                 -------
                                                                     856
                                                                 -------
            CONSUMER STAPLES -- 3.0%
     5      PepsiCo, Inc. ....................................       346
                                                                 -------
            ENERGY -- 9.3%
     3      BJ Services Co. ..................................        99
     1      Chevron Corp. ....................................        84
     4      Exxon Mobil Corp. ................................       238
     4      Halliburton Co. ..................................       118
     2      Noble Corp. ......................................        98
     3      Occidental Petroleum Corp. .......................       125
     8      XTO Energy, Inc. .................................       324
                                                                 -------
                                                                   1,086
                                                                 -------
            FINANCE -- 16.7%
     7      American International Group, Inc. ...............       484
     2      Bank of America Corp. ............................       121
     5      Citigroup, Inc. ..................................       224
     4      Commerce Bancorp, Inc. ...........................       158
     5      Countrywide Financial Corp. ......................       158
     3      Federal National Mortgage Association.............       171
     4      First Marblehead Corp. ...........................       267
     3      SLM Corp. ........................................       153
     6      TD Ameritrade Holding Corp. ......................       107
     6      UCBH Holdings, Inc. ..............................       100
                                                                 -------
                                                                   1,943
                                                                 -------
            HEALTH CARE -- 16.6%
     3      Baxter International, Inc. .......................       123
     5      Boston Scientific Corp. (D).......................        76
     3      CVS Corp. ........................................        95
     4      Eli Lilly & Co. ..................................       207
     3      Genzyme Corp. (D).................................       177
     2      Invitrogen Corp. (D)..............................       105
     2      Johnson & Johnson.................................       153
     3      Lincare Holdings, Inc. (D)........................       107
     2      Novartis AG ADR...................................       126
    15      Schering-Plough Corp. ............................       332
     6      Teva Pharmaceutical Industries Ltd. ADR...........       199
     6      Walgreen Co. .....................................       249
                                                                 -------
                                                                   1,949
                                                                 -------
            SERVICES -- 11.4%
     2      Automatic Data Processing, Inc. ..................       111
     2      Cintas Corp. .....................................        82
     1      FedEx Corp. ......................................       128

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SERVICES -- (CONTINUED)
     6      H & R Block, Inc. ................................   $   120
     6      IMS Health, Inc. .................................       152
     2      Jacobs Engineering Group, Inc. (D)................       164
     2      Omnicom Group, Inc. ..............................       164
     8      Time Warner, Inc. ................................       154
     3      Viacom, Inc. Class B (D)..........................       102
     3      Weight Watchers International, Inc. ..............       111
     7      Westwood One, Inc. ...............................        48
                                                                 -------
                                                                   1,336
                                                                 -------
            TECHNOLOGY -- 30.1%
     6      Adobe Systems, Inc. (D)...........................       240
     4      Affiliated Computer Services, Inc. Class A (D)....       184
     2      Apple Computer, Inc. (D)..........................       154
     9      Citrix Systems, Inc. (D)..........................       340
     3      Cognos, Inc. (D)..................................       126
     2      Fisher Scientific International, Inc. (D).........       165
    11      General Electric Co. .............................       376
    13      Intel Corp. ......................................       274
     3      International Business Machines Corp. ............       266
     7      Linear Technology Corp. ..........................       223
     2      Medtronic, Inc. ..................................        77
    16      Microsoft Corp. ..................................       445
    10      Motorola, Inc. ...................................       253
    15      Symantec Corp. (D)................................       322
     2      Zebra Technologies Corp. Class A (D)..............        86
                                                                 -------
                                                                   3,531
                                                                 -------
            TRANSPORTATION -- 1.4%
     2      Carnival Corp. ...................................        82
     6      Gentex Corp. .....................................        87
                                                                 -------
                                                                     169
                                                                 -------
            UTILITIES -- 2.3%
     2      Kinder Morgan, Inc. ..............................       163
     1      Questar Corp. ....................................       112
                                                                 -------
                                                                     275
                                                                 -------
            Total common stock
              (cost $10,334)..................................   $11,625
                                                                 -------
PRINCIPAL
AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 0.8%
            FINANCE -- 0.8%
   $89      State Street Bank Money Market Variable
              Rate, -- 4.97% (L)..............................   $    89
                                                                 -------
            Total short-term investments
              (cost $89)......................................   $    89
                                                                 -------
            Total investments in securities
              (cost $10,423) (C)..............................   $11,714
            Other assets & liabilities........................         1
                                                                 -------
            Total net assets..................................   $11,715
                                                                 =======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.55% of total net assets at September 30, 2006.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $10,528 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $1,755
      Unrealized depreciation..........................    (569)
                                                         ------
      Net unrealized appreciation......................  $1,186
                                                         ======

  (D)Currently non-income producing.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 HARTFORD DISCIPLINED EQUITY HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 97.8%
            BASIC MATERIALS -- 4.5%
     844    Alcoa, Inc. (U)...................................  $   23,660
     152    Freeport-McMoRan Copper & Gold, Inc. Class B......       8,085
     256    Goodyear Tire & Rubber Co. (D)(G)(U)..............       3,716
     568    Kimberly-Clark Corp. .............................      37,112
                                                                ----------
                                                                    72,573
                                                                ----------
            CAPITAL GOODS -- 6.9%
     187    3M Co. ...........................................      13,909
     111    Black & Decker Corp. (G)(U).......................       8,800
     181    Caterpillar, Inc. ................................      11,910
     275    Ingersoll-Rand Co. Class A........................      10,441
     771    Lam Research Corp. (D)(G).........................      34,968
     280    Parker-Hannifin Corp. ............................      21,733
     215    Pitney Bowes, Inc. ...............................       9,521
                                                                ----------
                                                                   111,282
                                                                ----------
            CONSUMER CYCLICAL -- 4.8%
     664    Altria Group, Inc. ...............................      50,866
     209    Dillard's, Inc. ..................................       6,837
     524    Office Depot, Inc. (D)(U).........................      20,791
                                                                ----------
                                                                    78,494
                                                                ----------
            CONSUMER STAPLES -- 3.4%
     445    Avon Products, Inc. ..............................      13,641
     202    General Mills, Inc. ..............................      11,427
     179    Reynolds American, Inc. (G).......................      11,105
     297    Weyerhaeuser Co. (U)..............................      18,293
                                                                ----------
                                                                    54,466
                                                                ----------
            ENERGY -- 8.9%
     626    Chevron Corp. (G).................................      40,583
     761    ConocoPhillips....................................      45,290
     348    Exxon Mobil Corp. ................................      23,351
     198    Hess Corp. (G)....................................       8,185
     581    Occidental Petroleum Corp. .......................      27,971
                                                                ----------
                                                                   145,380
                                                                ----------
            FINANCE -- 20.9%
     478    ACE Ltd. .........................................      26,155
     617    Assurant, Inc. ...................................      32,949
   1,208    Bank of America Corp. ............................      64,718
   1,335    Citigroup, Inc. ..................................      66,292
     480    Countrywide Financial Corp. (G)...................      16,823
     209    Goldman Sachs Group, Inc. ........................      35,306
     426    Lehman Brothers Holdings, Inc. ...................      31,427
     438    St. Paul Travelers Cos., Inc. ....................      20,557
     419    TD Ameritrade Holding Corp. ......................       7,889
     257    UnitedHealth Group, Inc. .........................      12,630
     440    Wachovia Corp. ...................................      24,546
                                                                ----------
                                                                   339,292
                                                                ----------
            HEALTH CARE -- 13.5%
     850    Abbott Laboratories...............................      41,286
     322    Amgen, Inc. (D)...................................      23,011
     262    Amylin Pharmaceuticals, Inc. (D)(G)...............      11,525

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            HEALTH CARE -- (CONTINUED)
     478    Bristol-Myers Squibb Co. .........................  $   11,914
     477    Cardinal Health, Inc. ............................      31,332
      77    Cephalon, Inc. (D)(G).............................       4,742
     736    Forest Laboratories, Inc. (D).....................      37,234
      53    Genzyme Corp. (D).................................       3,569
      86    Gilead Sciences, Inc. (D).........................       5,936
     672    McKesson Corp. ...................................      35,417
     260    Wyeth (U).........................................      13,198
                                                                ----------
                                                                   219,164
                                                                ----------
            SERVICES -- 7.7%
     580    Accenture Ltd. Class A............................      18,398
     208    Comcast Corp. Class A (D).........................       7,682
      92    IMS Health, Inc. .................................       2,448
     108    Omnicom Group, Inc. ..............................      10,067
     440    United Parcel Service, Inc. Class B (G)...........      31,675
     131    Univision Communications, Inc. Class A (D)........       4,509
     394    Viacom, Inc. Class B (D)..........................      14,638
     701    Walt Disney Co. ..................................      21,680
     384    Waste Management, Inc. ...........................      14,074
                                                                ----------
                                                                   125,171
                                                                ----------
            TECHNOLOGY -- 25.1%
   1,166    AT&T, Inc. .......................................      37,962
     366    BellSouth Corp. ..................................      15,647
     154    CenturyTel, Inc. .................................       6,093
     384    Cisco Systems, Inc. (D)(U)........................       8,835
     882    Corning, Inc. (D)(U)..............................      21,539
     480    Dover Corp. ......................................      22,766
      18    Embarq Corp. .....................................         852
     593    First Data Corp. .................................      24,913
     111    Garmin Ltd. (G)...................................       5,405
     462    General Electric Co. .............................      16,316
     561    Hewlett-Packard Co. ..............................      20,572
     304    International Business Machines Corp. ............      24,934
     436    Lockheed Martin Corp. ............................      37,514
     385    MEMC Electronic Materials, Inc. (D)...............      14,092
   2,380    Microsoft Corp. ..................................      65,046
   1,601    Motorola, Inc. ...................................      40,025
     690    Qwest Communications International, Inc. (D)(G)...       6,016
     258    Seagate Technology (G)............................       5,964
     365    Sprint Nextel Corp. ..............................       6,251
     313    Whirlpool Corp. (G)(U)............................      26,352
                                                                ----------
                                                                   407,094
                                                                ----------
            TRANSPORTATION -- 0.2%
      52    General Dynamics Corp. ...........................       3,691
                                                                ----------
            UTILITIES -- 1.9%
     156    FirstEnergy Corp. ................................       8,709
     342    TXU Corp. ........................................      21,381
                                                                ----------
                                                                    30,090
                                                                ----------
            Total common stock
              (cost $1,428,186)...............................  $1,586,697
                                                                ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
 SHORT-TERM INVESTMENTS -- 9.9%
            REPURCHASE AGREEMENTS @ -- 1.9%
$     39    Bank of America Securities Joint Repurchase
              Agreement,
              4.80%, 10/02/2006...............................  $       39
  13,800    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.37%, 10/02/2006...............................      13,800
   3,331    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.33%, 10/02/2006...............................       3,331
   3,172    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.35%, 10/02/2006...............................       3,173
  11,024    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 10/02/2006...............................      11,024
                                                                ----------
                                                                    31,367
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 8.0%
 125,821    BNY Institutional Cash Reserve Fund,
              5.34% (L).......................................     125,821
       1    Evergreen Institutional Money Market Fund.........           1
PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
$  3,202    Lehman Brothers Repurchase Agreement,
              5.27%, 10/02/2006 @@............................  $    3,202
                                                                ----------
                                                                   129,024
                                                                ----------
            Total short-term investments
              (cost $160,391).................................  $  160,391
                                                                ----------
            Total investments in securities
              (cost $1,588,577) (C)...........................  $1,747,088
            Other assets & liabilities........................    (123,959)
                                                                ----------
            Total net assets..................................  $1,623,129
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $1,590,273 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $141,888
      Unrealized depreciation........................   (14,927)
                                                       --------
      Net unrealized appreciation....................  $156,815
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (U)At September 30, 2006, securities valued at $145,184 were designated to cover open call options written as follows:

                                                              EXERCISE                                  MARKET           PREMIUMS
      ISSUER                                CONTRACTS          PRICE           EXPIRATION DATE         VALUE (W)         RECEIVED
      ------                                ---------         --------         ---------------         ---------         --------
      Alcoa, Inc                                1               $33              October 2006             $  4             $ 15
      Black and Decker Corp.                   --                85             November 2006               30               24
      Cisco Systems, Inc                       --                25             November 2006               10               11
      Corning, Inc.                            18                25              October 2006              108               52
      Goodyear Tire & Rubber Co.                1                15              October 2006               23               20
      Weyerhauser Co.                          --                65              October 2006               15               52
      Whirlpool Corp.                          --                90              October 2006               27               39
      Wyeth                                    --                50              October 2006               66               46
      Office Depot, Inc                         1                40              October 2006              164              138
                                                                                                          ----             ----
      Total Value                                                                                         $447             $397
                                                                                                          ====             ====

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 HARTFORD DISCIPLINED EQUITY HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

@@   Repurchase agreements collateralized as follows:

      Lehman Brothers, Inc. Repurchase Agreement..................  FHLB                           5.25%             2009

              FUTURES CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2006

                                                                                                                     UNREALIZED
                                                          NUMBER OF                                                 APPRECIATION
DESCRIPTION                                               CONTRACTS         POSITION          EXPIRATION           (DEPRECIATION)
-----------                                               ---------         --------          ----------           --------------
S & P Mini Futures Contracts                                 360              Long           December 2006              $388
                                                                                                                        ----
                                                                                                                        $388
                                                                                                                        ====

These contracts had a market value of $24,217 as of September 30, 2006.
Cash of $2,498 was pledged as initial margin deposit for open futures contracts at September 30, 2006.

The accompanying notes are an integral part of these financial statements.

 HARTFORD DIVIDEND & GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                          VALUE (W)
----------                                                       -----------
COMMON STOCK -- 99.1%
             BASIC MATERIALS -- 7.3%
     3,396   Alcoa, Inc. (G)...................................  $    95,221
       454   Bowater, Inc. (G).................................        9,333
     1,945   Companhia Vale do Rio Doce ADR....................       41,924
     2,802   E.I. DuPont de Nemours & Co. (G)..................      120,043
     1,726   International Paper Co. ..........................       59,761
     1,263   Kimberly-Clark Corp. .............................       82,576
       688   Newmont Mining Corp. .............................       29,403
       165   Rio Tinto plc ADR (G).............................       31,194
       593   Rohm & Haas Co. (G)...............................       28,083
                                                                 -----------
                                                                     497,538
                                                                 -----------
             CAPITAL GOODS -- 5.0%
       990   American Standard Cos., Inc. (G)..................       41,546
     1,186   Deere & Co. ......................................       99,526
       779   KLA-Tencor Corp. (G)..............................       34,660
       639   Parker-Hannifin Corp. ............................       49,631
     1,208   Pitney Bowes, Inc. ...............................       53,612
     4,083   Xerox Corp. (D)...................................       63,533
                                                                 -----------
                                                                     342,508
                                                                 -----------
             CONSUMER CYCLICAL -- 8.2%
     1,612   Altria Group, Inc. ...............................      123,383
       888   Avery Dennison Corp. (G)..........................       53,407
     1,349   Family Dollar Stores, Inc. (G)....................       39,445
       295   Genuine Parts Co. ................................       12,728
     1,012   Ltd. Brands, Inc. (G).............................       26,795
     2,373   McDonald's Corp. .................................       92,824
       397   NIKE, Inc. Class B (G)............................       34,741
     1,854   Sysco Corp. (G)...................................       62,010
     2,291   Wal-Mart Stores, Inc. ............................      112,967
                                                                 -----------
                                                                     558,300
                                                                 -----------
             CONSUMER STAPLES -- 5.7%
       854   Bunge Ltd. (G)....................................       49,484
     1,650   Coca-Cola Co. ....................................       73,704
       789   Nestle S.A. ADR...................................       68,541
       805   Procter & Gamble Co. .............................       49,870
     2,451   Tyson Foods, Inc. Class A (G).....................       38,925
       884   Unilever N.V. NY Shares...........................       21,688
     1,396   Weyerhaeuser Co. .................................       85,890
                                                                 -----------
                                                                     388,102
                                                                 -----------
             ENERGY -- 15.7%
       938   BP plc ADR........................................       61,540
     3,409   Chevron Corp. ....................................      221,082
     1,500   ConocoPhillips....................................       89,277
     1,697   EnCana Corp. .....................................       79,250
     3,710   Exxon Mobil Corp. ................................      248,925
     1,168   Royal Dutch Shell plc (G).........................       77,192
       937   Schlumberger Ltd. (G).............................       58,104
     2,514   Total S.A. ADR (G)................................      165,780
     1,451   XTO Energy, Inc. .................................       61,126
                                                                 -----------
                                                                   1,062,276
                                                                 -----------

                                                                   MARKET
  SHARES                                                          VALUE (W)
----------                                                       -----------
             FINANCE -- 18.1%
     1,081   ACE Ltd. .........................................  $    59,169
     1,186   Allstate Corp. ...................................       74,366
     1,372   American International Group, Inc. ...............       90,915
     4,393   Bank of America Corp. ............................      235,359
     3,862   Citigroup, Inc. ..................................      191,814
     1,095   Federal Home Loan Mortgage Corp. .................       72,651
     1,167   JP Morgan Chase & Co. (G).........................       54,781
       977   MBIA, Inc. (G)....................................       60,051
     1,058   Merrill Lynch & Co., Inc. (G).....................       82,749
       758   Metlife, Inc. (G).................................       42,935
       370   PNC Financial Services Group, Inc. ...............       26,788
       180   Prudential Financial, Inc. .......................       13,702
     1,302   State Street Corp. (G)............................       81,245
     1,471   Synovus Financial Corp. ..........................       43,209
     1,766   UBS AG............................................      104,718
                                                                 -----------
                                                                   1,234,452
                                                                 -----------
             HEALTH CARE -- 9.0%
     2,819   Abbott Laboratories...............................      136,886
       222   Amgen, Inc. (D)(G)................................       15,887
     1,004   AstraZeneca plc ADR...............................       62,750
     3,694   Bristol-Myers Squibb Co. .........................       92,052
     2,542   Eli Lilly & Co. (G)...............................      144,883
     5,307   Schering-Plough Corp. ............................      117,229
       889   Wyeth.............................................       45,176
                                                                 -----------
                                                                     614,863
                                                                 -----------
             SERVICES -- 7.6%
     1,684   Accenture Ltd. Class A............................       53,409
       384   Automatic Data Processing, Inc. ..................       18,183
     1,667   CBS Corp. Class B.................................       46,950
     1,607   Comcast Corp. Class A (D)(G)......................       59,227
       946   Comcast Corp. Special Class A (D)(G)..............       34,808
       546   Harrah's Entertainment, Inc. (G)..................       36,291
     1,234   New York Times Co. Class A (G)....................       28,353
     5,113   Sun Microsystems, Inc. (D)........................       25,412
     2,026   Time Warner, Inc. (G).............................       36,936
       765   United Parcel Service, Inc. Class B (G)...........       55,063
     1,109   Viacom, Inc. Class B (D)..........................       41,223
       705   Warner Music Group Corp. .........................       18,290
     1,773   Waste Management, Inc. ...........................       65,015
                                                                 -----------
                                                                     519,160
                                                                 -----------
             TECHNOLOGY -- 17.2%
     6,398   AT&T, Inc. (G)....................................      208,319
       919   BellSouth Corp. ..................................       39,283
     3,319   EMC Corp. (D).....................................       39,757
     1,150   First Data Corp. .................................       48,304
     5,738   General Electric Co. .............................      202,565
     1,561   International Business Machines Corp. ............      127,900
       760   Lockheed Martin Corp. ............................       65,431
       652   Maxim Integrated Products, Inc. ..................       18,310
     1,745   Medtronic, Inc. ..................................       81,029
     3,783   Microsoft Corp. ..................................      103,379
     3,750   Motorola, Inc. (G)................................       93,748
     2,795   Sprint Nextel Corp. (G)...........................       47,926

The accompanying notes are an integral part of these financial statements.

 HARTFORD DIVIDEND & GROWTH HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                          VALUE (W)
----------                                                       -----------
COMMON STOCK -- (CONTINUED)
             TECHNOLOGY -- (CONTINUED)
     1,961   Verizon Communications, Inc. .....................  $    72,821
       307   Whirlpool Corp. (G)...............................       25,797
                                                                 -----------
                                                                   1,174,569
                                                                 -----------
             TRANSPORTATION -- 0.6%
        84   Carnival Corp. (G)................................        3,946
     2,202   Southwest Airlines Co. ...........................       36,683
                                                                 -----------
                                                                      40,629
                                                                 -----------
             UTILITIES -- 4.7%
     1,069   Dominion Resources, Inc. (G)......................       81,729
     2,227   Exelon Corp. (G)..................................      134,793
     1,764   FPL Group, Inc. (G)...............................       79,366
       618   Progress Energy, Inc. (G).........................       28,021
                                                                 -----------
                                                                     323,909
                                                                 -----------
             Total common stock
               (cost $5,629,978)...............................  $ 6,756,306
                                                                 -----------
PRINCIPAL
  AMOUNT
----------
SHORT-TERM INVESTMENTS -- 19.3%
             REPURCHASE AGREEMENTS @ -- 0.9%
$       77   Bank of America Securities Joint Repurchase
               Agreement,
               4.80%, 10/02/2006...............................  $        77
    27,038   Bank of America Securities TriParty Joint
               Repurchase Agreement,
               5.37%, 10/02/2006...............................       27,038
     6,527   Deutsche Bank Securities TriParty Joint Repurchase
               Agreement,
               5.33%, 10/02/2006...............................        6,526
     6,216   Morgan Stanley & Co., Inc. TriParty Joint
               Repurchase Agreement,
               5.35%, 10/02/2006...............................        6,216
    21,600   UBS Securities TriParty Joint Repurchase
               Agreement,
               5.38%, 10/02/2006...............................       21,600
                                                                 -----------
                                                                      61,457
                                                                 -----------
                                                                   MARKET
  SHARES                                                          VALUE (W)
----------                                                       -----------
             SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
             LENDING -- 18.4%
 1,256,453   BNY Institutional Cash Reserve Fund,
               5.34% (L).......................................  $ 1,256,453
                                                                 -----------
             Total short-term investments
               (cost $1,317,910)...............................  $ 1,317,910
                                                                 -----------
             Total investments in securities
               (cost $6,947,888) (C)...........................  $ 8,074,216
             Other assets & liabilities........................   (1,253,384)
                                                                 -----------
             Total net assets..................................  $ 6,820,832
                                                                 ===========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.53% of total net assets at September 30, 2006.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $6,957,053 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.......................  $1,212,683
      Unrealized depreciation.......................     (95,520)
                                                      ----------
      Net unrealized appreciation...................  $1,117,163
                                                      ==========

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

The accompanying notes are an integral part of these financial statements.

 HARTFORD EQUITY INCOME HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.7%
            BASIC MATERIALS -- 8.8%
     80     Air Products and Chemicals, Inc. .................  $  5,276
    219     Alcoa, Inc. ......................................     6,135
    217     Dow Chemical Co. .................................     8,441
    119     E.I. DuPont de Nemours & Co. .....................     5,107
     53     International Paper Co. ..........................     1,844
     83     Kimberly-Clark Corp. .............................     5,452
     65     PPG Industries, Inc. .............................     4,368
                                                                --------
                                                                  36,623
                                                                --------
            CAPITAL GOODS -- 7.0%
     52     3M Co. ...........................................     3,885
     99     American Standard Cos., Inc. .....................     4,142
    100     Caterpillar, Inc. ................................     6,593
     57     Deere & Co. ......................................     4,749
     90     Goodrich Corp. ...................................     3,635
    133     Pitney Bowes, Inc. ...............................     5,919
                                                                --------
                                                                  28,923
                                                                --------
            CONSUMER CYCLICAL -- 3.1%
    169     Altria Group, Inc. ...............................    12,962
                                                                --------
            CONSUMER STAPLES -- 7.3%
     93     Campbell Soup Co. ................................     3,405
     66     Colgate-Palmolive Co. ............................     4,111
     48     Diageo plc ADR....................................     3,396
    104     General Mills, Inc. ..............................     5,866
    121     Kellogg Co. ......................................     6,014
     77     PepsiCo, Inc. ....................................     5,012
     37     Weyerhaeuser Co. .................................     2,272
                                                                --------
                                                                  30,076
                                                                --------
            ENERGY -- 8.9%
    122     Chevron Corp. ....................................     7,926
    125     ConocoPhillips....................................     7,413
    271     Exxon Mobil Corp. ................................    18,156
     49     Royal Dutch Shell plc ADR.........................     3,381
                                                                --------
                                                                  36,876
                                                                --------
            FINANCE -- 31.1%
    100     ACE Ltd. .........................................     5,468
     95     Allstate Corp. ...................................     5,941
    382     Bank of America Corp. ............................    20,443
    120     Bank of New York Co., Inc. .......................     4,221
    144     Chubb Corp. ......................................     7,497
    320     Citigroup, Inc. ..................................    15,874
     39     Comerica, Inc. ...................................     2,191
    249     Host Hotels & Resorts, Inc. ......................     5,716
    200     JP Morgan Chase & Co. ............................     9,373
     83     Merrill Lynch & Co., Inc. ........................     6,492
    135     PNC Financial Services Group, Inc. ...............     9,807
     64     SunTrust Banks, Inc. .............................     4,972
    198     UBS AG............................................    11,737
    154     US Bancorp........................................     5,116
     65     Wachovia Corp. ...................................     3,602

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
     48     Washington Mutual, Inc. ..........................  $  2,086
    235     Wells Fargo & Co. ................................     8,505
                                                                --------
                                                                 129,041
                                                                --------
            HEALTH CARE -- 8.9%
    121     Abbott Laboratories...............................     5,890
     73     AstraZeneca plc ADR...............................     4,575
    145     Baxter International, Inc. .......................     6,571
    156     Bristol-Myers Squibb Co. .........................     3,875
    174     Pfizer, Inc. .....................................     4,943
    214     Wyeth.............................................    10,866
                                                                --------
                                                                  36,720
                                                                --------
            SERVICES -- 3.2%
     49     Gannett Co., Inc. ................................     2,769
     58     R.R. Donnelley & Sons Co. ........................     1,898
     58     United Parcel Service, Inc. Class B...............     4,165
    120     Waste Management, Inc. ...........................     4,391
                                                                --------
                                                                  13,223
                                                                --------
            TECHNOLOGY -- 9.9%
    495     AT&T, Inc. .......................................    16,132
    158     BellSouth Corp. ..................................     6,744
     27     Chunghwa Telecom Co., Ltd. ADR....................       469
    260     General Electric Co. .............................     9,189
    135     Sprint Nextel Corp. ..............................     2,314
    173     Taiwan Semiconductor Manufacturing Co., Ltd.
              ADR.............................................     1,659
     82     Verizon Communications, Inc. .....................     3,028
     73     Vodafone Group plc ADR............................     1,661
                                                                --------
                                                                  41,196
                                                                --------
            UTILITIES -- 9.5%
     97     Consolidated Edison, Inc. ........................     4,458
    116     Dominion Resources, Inc. .........................     8,861
     23     Entergy Corp. ....................................     1,760
     96     Exelon Corp. .....................................     5,783
    209     FPL Group, Inc. ..................................     9,416
     75     PPL Corp. ........................................     2,458
     83     SCANA Corp. ......................................     3,355
     97     Southern Co. .....................................     3,353
                                                                --------
                                                                  39,444
                                                                --------
            Total common stock
              (cost $364,939).................................  $405,084
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 2.1%
            REPURCHASE AGREEMENTS @ -- 2.1%
 $   11     Bank of America Securities Joint Repurchase
              Agreement,
              4.80%, 10/02/2006...............................  $     11
  3,851     Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.37%, 10/02/2006...............................     3,851

The accompanying notes are an integral part of these financial statements.

 HARTFORD EQUITY INCOME HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS @ -- (CONTINUED)
 $  930     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.33%, 10/02/2006...............................  $    930
    885     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.35%, 10/02/2006...............................       885
  3,077     UBS Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 10/02/2006...............................     3,077
                                                                --------
            Total short-term investments
              (cost $8,754)...................................  $  8,754
                                                                --------
            Total investments in securities
              (cost $373,693) (C).............................  $413,838
            Other assets & liabilities........................       892
                                                                --------
            Total net assets..................................  $414,730
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.48% of total net assets at September 30, 2006.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $373,794 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $44,271
      Unrealized depreciation.........................   (4,227)
                                                        -------
      Net unrealized appreciation.....................  $40,044
                                                        =======

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

The accompanying notes are an integral part of these financial statements.

 HARTFORD FOCUS HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
  COMMON STOCK -- 98.8%
            BASIC MATERIALS -- 4.4%
    73      Companhia Vale do Rio Doce ADR....................   $ 1,574
    51      Dow Chemical Co. .................................     1,980
                                                                 -------
                                                                   3,554
                                                                 -------
            CAPITAL GOODS -- 4.1%
    21      Boeing Co. .......................................     1,664
    20      Deere & Co. ......................................     1,636
                                                                 -------
                                                                   3,300
                                                                 -------
            CONSUMER CYCLICAL -- 4.0%
    69      D.R. Horton, Inc. ................................     1,660
    57      Dollar General Corp. .............................       770
    20      Home Depot, Inc. .................................       740
                                                                 -------
                                                                   3,170
                                                                 -------
            CONSUMER STAPLES -- 5.3%
    28      Clorox Co. .......................................     1,770
   101      Unilever N.V. NY Shares...........................     2,469
                                                                 -------
                                                                   4,239
                                                                 -------
            ENERGY -- 4.3%
    41      Exxon Mobil Corp. ................................     2,731
    29      Williams Cos., Inc. ..............................       695
                                                                 -------
                                                                   3,426
                                                                 -------
            FINANCE -- 21.5%
    79      Citigroup, Inc. ..................................     3,934
    57      Countrywide Financial Corp. ......................     1,994
    70      E* Trade Financial Group (D)......................     1,684
    17      ING Groep N.V. ADR................................       730
    21      Muenchener Rueckversicherungs-Gesellschaft AG
              (A).............................................     3,279
    57      UBS AG............................................     3,387
    46      UnitedHealth Group, Inc. .........................     2,268
                                                                 -------
                                                                  17,276
                                                                 -------
            HEALTH CARE -- 13.5%
    21      Amgen, Inc. (D)...................................     1,495
   113      Boston Scientific Corp. (D).......................     1,677
    57      Bristol-Myers Squibb Co. .........................     1,430
   109      Elan Corp. plc ADR (D)............................     1,681
    51      Eli Lilly & Co. ..................................     2,896
    38      Sanofi-Aventis S.A. ADR...........................     1,677
                                                                 -------
                                                                  10,856
                                                                 -------
            SERVICES -- 12.1%
    57      Accenture Ltd. Class A............................     1,792
   172      Sun Microsystems, Inc. (D)........................       856

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SERVICES -- (CONTINUED)
    43      United Parcel Service, Inc. Class B...............   $ 3,065
    56      Viacom, Inc. Class B (D)..........................     2,093
   150      XM Satellite Radio Holdings, Inc. Class A (D).....     1,939
                                                                 -------
                                                                   9,745
                                                                 -------
            TECHNOLOGY -- 29.6%
    37      Adobe Systems, Inc. (D)...........................     1,389
    64      AT&T, Inc. .......................................     2,084
    26      Broadcom Corp. Class A (D)........................       780
   140      Cisco Systems, Inc. (D)...........................     3,215
   221      EMC Corp. (D).....................................     2,644
   114      General Electric Co. .............................     4,028
    44      Marvell Technology Group Ltd. (D).................       860
    67      Maxim Integrated Products, Inc. ..................     1,883
    59      Medtronic, Inc. ..................................     2,745
    78      Microsoft Corp. ..................................     2,143
   113      Sprint Nextel Corp. ..............................     1,939
                                                                 -------
                                                                  23,710
                                                                 -------
            Total common stock
              (cost $80,101)..................................   $79,276
                                                                 -------
PRINCIPAL
AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 1.2%
            REPURCHASE AGREEMENTS @ -- 1.2%
  $426      Bank of America Securities Joint Repurchase
              Agreement,
              5.37%, 10/02/2006...............................   $   426
     1      Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.80%, 10/02/2006...............................         1
   103      Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.33%, 10/02/2006...............................       103
    98      Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.35%, 10/02/2006...............................        98
   340      UBS Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 10/02/2006...............................       340
                                                                 -------
            Total short-term investments
              (cost $968).....................................   $   968
                                                                 -------
            Total investments in securities
              (cost $81,069) (C)..............................   $80,244
            Other assets & liabilities........................       (21)
                                                                 -------
            Total net assets..................................   $80,223
                                                                 =======

The accompanying notes are an integral part of these financial statements.

 HARTFORD FOCUS HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 18.44% of total net assets at September 30, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006, was $3,279, which represents 4.09% of total net assets.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $81,219 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 3,945
      Unrealized depreciation.........................   (4,920)
                                                        -------
      Net unrealized depreciation.....................  $  (975)
                                                        =======

  (D)Currently non-income producing.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

The accompanying notes are an integral part of these financial statements.

 HARTFORD GLOBAL ADVISERS HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
  SHARES                                                         VALUE (W)
----------                                                       ---------
COMMON STOCK -- 60.1%
             BASIC MATERIALS -- 3.1%
       165   BHP Billiton plc (A)..............................  $   2,838
        63   Cameco Corp. .....................................      2,293
        87   Companhia Vale do Rio Doce ADR....................      1,865
        52   JSR Corp. (A)(G)..................................      1,153
        14   Vallourec (A).....................................      3,235
                                                                 ---------
                                                                    11,384
                                                                 ---------
             CAPITAL GOODS -- 1.0%
        46   Boeing Co. .......................................      3,596
                                                                 ---------
             CONSUMER CYCLICAL -- 5.6%
        72   Best Buy Co., Inc. ...............................      3,870
     1,052   Carphone Warehouse Group plc (A)..................      6,050
        20   Nintendo Co. Ltd. (A)(G)..........................      4,083
        24   Pinault-Printemps-Redoute S.A. (A)(G).............      3,600
       483   Tesco plc (A).....................................      3,255
                                                                 ---------
                                                                    20,858
                                                                 ---------
             CONSUMER STAPLES -- 1.7%
        19   Fomento Economico Mexicano S.A. de C.V. ADR.......      1,813
         3   Nestle S.A. (A)...................................      1,141
        83   Reckitt Benckiser plc (A).........................      3,418
                                                                 ---------
                                                                     6,372
                                                                 ---------
             ENERGY -- 3.1%
        37   Noble Corp. ......................................      2,362
        59   Schlumberger Ltd. ................................      3,666
        42   Suncor Energy, Inc. ..............................      2,999
        56   XTO Energy, Inc. .................................      2,376
                                                                 ---------
                                                                    11,403
                                                                 ---------
             FINANCE -- 10.6%
        21   BNP Paribas (A)(G)................................      2,266
        12   Deutsche Boerse AG (A)............................      1,775
       118   E* Trade Financial Group (D)......................      2,825
        38   Erste Bank Der Oesterreichischen Sparkassen AG
               (A)(G)(I).......................................      2,370
        21   Euronext (A)(G)...................................      2,005
        22   Goldman Sachs Group, Inc. ........................      3,789
        16   KBC Groep N.V. (A)................................      1,683
       405   Man Group plc (A).................................      3,395
        12   ORIX Corp. (A)....................................      3,371
       437   Shinsei Bank Ltd. (A).............................      2,667
        39   SLM Corp. ........................................      2,038
       128   Standard Chartered plc (A)........................      3,282
       129   Sumitomo Realty & Development Co., Ltd. (A)(G)....      3,795
        72   UBS AG............................................      4,315
                                                                 ---------
                                                                    39,576
                                                                 ---------
             HEALTH CARE -- 8.1%
        42   Amgen, Inc. (D)...................................      2,968
        44   AstraZeneca plc (A)...............................      2,777
        44   Celgene Corp. (D)(G)..............................      1,892
        80   Eisai Co., Ltd. (A)(G)............................      3,873

                                                                  MARKET
  SHARES                                                         VALUE (W)
----------                                                       ---------
             HEALTH CARE -- (CONTINUED)
       139   Elan Corp. plc ADR (D)............................  $   2,132
        79   Monsanto Co. .....................................      3,695
        10   Roche Holding AG (A)..............................      1,696
        29   Sanofi-Aventis S.A. (A)(G)........................      2,569
       221   Schering-Plough Corp. ............................      4,882
        72   Wyeth.............................................      3,635
                                                                 ---------
                                                                    30,119
                                                                 ---------
             SERVICES -- 7.3%
       131   Comcast Corp. Class A (D).........................      4,831
     1,311   EMI Group plc (A).................................      6,527
        11   Fluor Corp. ......................................        838
        34   Harrah's Entertainment, Inc. .....................      2,245
       101   Las Vegas Sands Corp. (D).........................      6,924
        67   OPAP S.A. (A).....................................      2,268
       130   Warner Music Group Corp. (G)......................      3,371
                                                                 ---------
                                                                    27,004
                                                                 ---------
             TECHNOLOGY -- 19.1%
       124   Adobe Systems, Inc. (D)...........................      4,629
       109   America Movil S.A. de C.V. ADR....................      4,295
       147   American Tower Corp. Class A (D)..................      5,376
       114   ASML Holding N.V. (A)(D)..........................      2,651
       173   Cisco Systems, Inc. (D)...........................      3,968
        62   Corning, Inc. (D).................................      1,518
        43   Danaher Corp. ....................................      2,960
        16   Google, Inc. (D)..................................      6,270
       103   Hewlett-Packard Co. ..............................      3,786
        39   High Tech Computer Corp. (A)......................      1,031
       480   Hon Hai Precision Industry Co., Ltd. (A)..........      2,921
        71   Intel Corp. ......................................      1,458
       205   Motorola, Inc. ...................................      5,126
       116   Network Appliance, Inc. (D).......................      4,289
       192   Oracle Corp. (D)..................................      3,403
         6   Rakuten, Inc. (A)(G)..............................      2,432
        13   Research In Motion Ltd. (D).......................      1,335
         6   Samsung Electronics Co., Ltd. (A).................      4,283
        71   SanDisk Corp. (D)(G)..............................      3,785
       186   Sharp Corp. (A)(G)................................      3,192
        36   Tokyo Electron Ltd. (A)(G)........................      2,632
                                                                 ---------
                                                                    71,340
                                                                 ---------
             TRANSPORTATION -- 0.5%
        28   Ryanair Holdings plc ADR (D)(G)...................      1,753
                                                                 ---------
             Total common stock
               (cost $199,056).................................  $ 223,405
                                                                 ---------
PRINCIPAL
  AMOUNT
----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 10.3%
             FINANCE -- 10.3%
$      445   Advanta Business Card Master Trust,
               5.15%, 10/20/2010...............................  $     444
       900   Advanta Business Card Master Trust,
               5.40%, 04/20/2011 (L)...........................        901

The accompanying notes are an integral part of these financial statements.

 HARTFORD GLOBAL ADVISERS HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
             FINANCE -- (CONTINUED)
$      521   American Express Credit Account Master Trust,
               5.33%, 01/18/2011 (L)...........................  $     520
     1,130   American Honda Finance Corp.,
               5.54%, 07/23/2007 (I)(L)........................      1,130
       138   ARMS II,
               5.62%, 09/10/2034 (L)...........................        139
     2,060   Arran Residential Mortgages Funding,
               5.35%, 04/12/2036 (I)(L)........................      2,060
     1,172   Asset Backed Securities Corp. Home Equity Loan
               Trust,
               5.39%, 07/25/2036 (L)...........................      1,172
       660   Banc of America Commercial Mortgage, Inc.,
               5.18%, 09/10/2047 (L)...........................        656
       500   Bank One Issuance Trust,
               5.44%, 06/15/2011 (L)...........................        501
       595   Bear Stearns Commercial Mortgage Securities, Inc.,
               4.68%, 08/13/2039...............................        576
       450   Bear Stearns Commercial Mortgage Securities, Inc.,
               5.61%, 11/15/2033...............................        457
        46   BMW Vehicle Owner Trust,
               3.66%, 12/26/2007...............................         46
     1,765   Capital One Auto Finance Trust,
               5.31%, 05/15/2009...............................      1,765
       620   Capital One Prime Auto Receivables Trust,
               5.35%, 04/15/2011 (L)...........................        620
        34   Carmax Auto Owner Trust,
               3.78%, 02/15/2008...............................         34
     1,195   Caterpillar Financial Asset Trust,
               5.59%, 02/25/2009...............................      1,197
       370   Chase Credit Card Master Trust,
               5.46%, 03/16/2009 (L)...........................        370
       265   Chase Issuance Trust,
               5.35%, 07/15/2010 (L)...........................        265
       270   Chase Manhattan Auto Owner Trust,
               5.37%, 01/15/2009...............................        270
       494   Collegiate Funding Services Education Loan Trust
               I,
               5.50%, 09/28/2017 (L)...........................        494
       184   Collegiate Funding Services Education Loan Trust
               I,
               5.51%, 09/29/2014 (L)...........................        184
       189   Credit-Based Asset Servicing and Securitization,
               5.45%, 08/25/2035 (L)...........................        189
       238   Crusade Global Trust,
               5.45%, 06/17/2037 (L)...........................        238
       160   Crusade Global Trust,
               5.58%, 09/18/2034 (L)...........................        161
        70   Crusade Global Trust,
               5.66%, 01/16/2035 (L)...........................         71

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ---------
             FINANCE -- (CONTINUED)
$       89   Crusade Global Trust,
               5.71%, 01/17/2034 (L)...........................  $      89
       450   CS First Boston Mortgage Securities Corp.,
               3.94%, 05/15/2038...............................        418
       935   DaimlerChrysler Auto Trust,
               2.58%, 04/08/2009...............................        920
       670   DaimlerChrysler Master Owner Trust,
               5.34%, 08/17/2009 (L)...........................        670
       400   Discover Card Master Trust I,
               5.35%, 05/15/2010 (L)...........................        400
       285   Discover Card Master Trust I,
               5.36%, 04/16/2010 (L)...........................        285
       645   Discover Card Master Trust I,
               5.47%, 04/16/2010 (L)...........................        646
 GBP   163   European Loan Conduit,
               5.02%, 11/01/2029 (I)...........................        306
       939   First Union-Chase Commercial Mortgage,
               6.65%, 06/15/2031...............................        965
       700   Ford Credit Floorplan Master Owner Trust,
               5.48%, 05/15/2010 (L)...........................        700
       500   GE Capital Credit Card Master Note Trust,
               5.37%, 09/15/2010 (L)...........................        500
     1,135   GE Capital Credit Card Master Note Trust,
               5.38%, 06/15/2010 (L)...........................      1,135
     1,310   GE Commercial Loan Trust,
               5.60%, 06/15/2017 (I)(L)........................      1,310
     1,267   GE Commercial Loan Trust,
               5.96%, 01/19/2017 (I)(L)........................      1,267
       227   GE Corporate Aircraft Financing LLC,
               5.50%, 09/25/2013 (I)(L)........................        227
       191   Granite Master Issuer plc,
               5.36%, 06/20/2030 (L)...........................        191
       106   Granite Mortgages plc,
               5.66%, 07/20/2019 (L)...........................        106
       835   Greenwich Capital Commercial Funding Corp.,
               5.22%, 04/10/2037...............................        828
       630   Harley-Davidson Motorcycle Trust,
               5.06%, 06/15/2010 (I)...........................        629
     1,340   Household Affinity Credit Card Master Note Trust
               I,
               5.45%, 02/15/2010 (L)...........................      1,342
       239   Household Automotive Trust,
               4.16%, 09/17/2008...............................        239
       495   Household Automotive Trust,
               5.40%, 06/17/2009...............................        495
       835   Household Automotive Trust,
               5.61%, 06/17/2009...............................        837
     1,130   John Deere Owner Trust,
               5.41%, 11/17/2008...............................      1,130
       155   Medallion Trust,
               5.41%, 05/25/2035 (L)...........................        156
       165   Medallion Trust,
               5.58%, 12/21/2033 (L)...........................        166
       375   Morgan Stanley Capital I,
               5.23%, 09/15/2042...............................        372

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
             FINANCE -- (CONTINUED)
$      590   Morgan Stanley Capital I,
               5.91%, 08/12/2041 (L)...........................  $     605
       230   Morgan Stanley Dean Witter Capital I,
               6.20%, 07/15/2033...............................        231
       527   National RMBS Trust,
               5.50%, 03/20/2034 (L)...........................        527
       123   New Century Home Equity Loan Trust,
               5.62%, 03/25/2035 (L)...........................        123
        39   Nissan Auto Receivables Owner Trust,
               3.75%, 09/17/2007...............................         39
       455   Nissan Auto Receivables Owner Trust,
               5.18%, 08/15/2008...............................        455
       500   Nomura Asset Securities Corp.,
               6.59%, 03/15/2030...............................        508
        47   Onyx Acceptance Grantor Trust,
               4.03%, 04/15/2008...............................         47
       408   Option One Mortgage Loan Trust,
               5.49%, 08/25/2035 (L)...........................        408
       510   Permanent Financing plc,
               5.41%, 06/10/2011 (L)...........................        510
       570   Prudential Commercial Mortgage Trust,
               4.49%, 02/11/2036...............................        547
       148   Residential Asset Securities Corp.,
               5.43%, 08/25/2035 (L)...........................        148
       672   SLM Student Loan Trust,
               5.64%, 07/25/2012 (L)...........................        672
        88   USAA Auto Owner Trust,
               3.80%, 12/17/2007...............................         88
       895   Volkswagen Credit Auto Master Trust,
               5.35%, 07/20/2010 (L)...........................        895
       830   Wachovia Auto Owners Trust,
               5.41%, 04/20/2009...............................        830
       500   Wachovia Bank Commercial Mortgage Trust,
               5.12%, 07/15/2042...............................        491
       377   Westpac Securitisation Trust,
               5.46%, 03/23/2036 (L)...........................        377
        84   WFS Financial Owner Trust,
               4.11%, 06/17/2008...............................         85
                                                                 ---------
             Total asset & commercial mortgage
               backed securities
               (cost $38,355)..................................  $  38,375
                                                                 ---------
CORPORATE BONDS: INVESTMENT GRADE -- 35.9%
             CAPITAL GOODS -- 0.4%
     1,050   Boeing Co.,
               8.10%, 11/15/2006...............................  $   1,053
       595   United Technologies Corp.,
               5.47%, 06/01/2009 (L)...........................        595
                                                                 ---------
                                                                     1,648
                                                                 ---------

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ---------
             CONSUMER CYCLICAL -- 1.4%
$      485   DaimlerChrysler N.A. Holdings Corp.,
               4.88%, 06/15/2010 (G)...........................  $     471
       850   DaimlerChrysler N.A. Holdings Corp.,
               5.74%, 11/17/2006 (L)...........................        850
  EUR  580   Marks and Spencer plc,
               3.79%, 01/16/2007 (L)...........................        736
       750   Staples, Inc.,
               7.13%, 08/15/2007...............................        759
 EUR 1,300   Volkswagen Group Services AG,
               3.40%, 09/27/2007 (L)...........................      1,645
       730   Wal-Mart Stores, Inc.,
               5.25%, 09/01/2035...............................        683
                                                                 ---------
                                                                     5,144
                                                                 ---------
             CONSUMER STAPLES -- 0.1%
       300   Cia Brasileira de Bebidas,
               10.50%, 12/15/2011..............................        362
                                                                 ---------
             ENERGY -- 1.0%
     1,020   Anadarko Petroleum Corp.,
               5.79%, 09/15/2009 (L)...........................      1,021
       735   Burlington Resources Finance Co.,
               5.60%, 12/01/2006...............................        735
       320   Citigroup Global Markets,
               9.13%, 04/25/2007...............................        326
       900   Conoco Phillips,
               5.51%, 04/11/2007 (L)...........................        900
       900   Conoco Phillips Australia Funding Co.,
               5.61%, 04/09/2009 (L)...........................        901
                                                                 ---------
                                                                     3,883
                                                                 ---------
             FINANCE -- 7.5%
       660   Abbey National Treasury Service,
               5.38%, 06/29/2007 (L)...........................        660
       230   Ace INA Holdings, Inc.,
               6.70%, 05/15/2036...............................        242
       355   Aiful Corp.,
               5.00%, 08/10/2010 (I)...........................        345
  EUR  785   Bank of America Corp.,
               3.36%, 11/20/2008 (L)...........................        996
     1,300   Bank of America Corp.,
               5.57%, 03/06/2007 (L)...........................      1,300
 GBP   500   Banque PSA Finance,
               3.40%, 06/21/2007 (L)...........................        634
 GBP   170   Banque PSA Finance,
               5.25%, 12/14/2006...............................        318
       500   Berkshire Hathaway Finance Corp.,
               5.56%, 01/11/2008 (L)...........................        501
       450   Boeing Capital Corp.,
               4.75%, 08/25/2008 (G)...........................        447
     1,300   Caterpillar Financial Services Corp.,
               5.41%, 02/12/2007 (L)...........................      1,301
 EUR 1,000   Credit Agricole,
               3.08%, 10/17/2007 (L)...........................      1,268
  EUR  880   Credit Agricole,
               3.18%, 07/11/2007 (L)...........................      1,117

The accompanying notes are an integral part of these financial statements.

 HARTFORD GLOBAL ADVISERS HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
             FINANCE -- (CONTINUED)
$      810   EOP Operating L.P.,
               6.76%, 06/15/2007...............................  $     817
       425   ERAC USA Finance Co.,
               5.72%, 04/30/2009 (I)(L)........................        426
     1,150   HBOS Treasury Services plc,
               4.00%, 09/15/2009 (I)...........................      1,113
       395   HSBC Finance Corp.,
               5.44%, 02/28/2007 (L)...........................        395
       310   HSBC Holding plc,
               6.50%, 05/02/2036...............................        329
       430   Korea Development Bank,
               4.63%, 09/16/2010...............................        419
  EUR  800   Lloyds TSB Bank plc,
               5.25%, 07/14/2008...............................      1,037
       904   MBNA Credit Card Master Note Trust,
               5.33%, 12/15/2010 (L)...........................        904
       525   Mizuho Financial Group, Inc.,
               5.79%, 04/15/2014 (I)...........................        531
  EUR  570   Morgan Stanley,
               3.66%, 05/29/2008 (L)...........................        726
       665   Morgan Stanley,
               5.51%, 04/25/2008 (L)...........................        665
       700   Nationwide Building Society,
               2.63%, 01/30/2007 (I)...........................        694
  EUR  225   Nordea Bank Finland plc,
               5.75%, 03/26/2014 (L)...........................        298
 EUR 1,100   Nordea Bank Norge,
               3.31%, 12/13/2006 (L)...........................      1,394
  EUR  500   RCI Banque,
               3.58%, 03/05/2007 (L)...........................        634
     1,325   Royal Bank of Scotland plc,
               5.41%, 11/24/2006 (I)(L)........................      1,325
 SGD 2,145   SGB, Inc.,
               3.63%, 07/01/2014 (Q)...........................      1,390
       121   Southern Capital Corp.,
               5.70%, 06/30/2022 (I)...........................        121
     1,330   St. Paul Travelers Cos., Inc.,
               5.75%, 03/15/2007...............................      1,333
     1,145   Temasek Financial I Ltd.,
               4.50%, 09/21/2015 (I)...........................      1,085
       670   UBS Luxembourg S.A.,
               7.24%, 10/24/2006 (L)...........................        671
  EUR  300   Unicredito Italiano Bank of Ireland,
               3.15%, 01/25/2008 (L)...........................        380
  EUR  550   Unicredito Italiano Bank,
               3.06%, 10/11/2006 (L)...........................        697
  EUR  550   Volkswagen Bank GMBH,
               3.47%, 12/27/2006 (L)...........................        697
       670   VTB Capital (Vneshtorgbank),
               6.14%, 09/21/2007 (I)(L)........................        672
                                                                 ---------
                                                                    27,882
                                                                 ---------

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ---------
             FOREIGN GOVERNMENTS -- 22.5%
  AUD  410   Australian Government,
               5.25%, 03/15/2019...............................  $     298
CAD 12,480   Canadian Government,
               4.25%, 09/01/2008 (Q)...........................     11,232
 CAD 4,170   Canadian Government,
               4.50%, 06/01/2015 (Q)...........................      3,874
  CAD  740   Canadian Government,
               5.50%, 06/01/2010...............................        698
  CAD  825   Canadian Government,
               5.75%, 06/01/2033...............................        936
       470   Chile (Republic of),
               5.90%, 01/28/2008 (L)...........................        471
 EUR 7,935   Deutscheland Bundesrepublic,
               3.75%, 01/04/2015 (Q)...........................     10,113
 EUR 1,180   Deutscheland Bundesrepublic,
               4.00%, 07/04/2016 (Q)...........................      1,531
 EUR 3,570   Deutscheland Bundesrepublic,
               4.00%, 01/04/2037 (Q)...........................      4,639
 EUR 5,700   Deutscheland Bundesrepublic,
               5.00%, 01/04/2012 (Q)...........................      7,691
  EUR  400   French Government,
               4.00%, 04/25/2013...............................        517
  EUR  685   French Government,
               5.00%, 10/25/2016...............................        960
 EUR 5,730   French Treasury Note,
               3.50%, 07/12/2011 (Q)...........................      7,223
JPY 34,437   Japanese Government CPI Linked Bond,(O)
               1.00%, 06/10/2016...............................        291
JPY139,355   Japanese Government,
               1.00%, 06/10/2016 (Q)...........................      1,176
JPY757,150   Japanese Government,
               1.40%, 06/22/2009 (Q)...........................      6,517
JPY178,700   Japanese Government,
               1.40%, 09/20/2011 (Q)...........................      1,533
JPY409,000   Japanese Government,
               1.40%, 12/20/2015 (Q)...........................      3,400
JPY434,400   Japanese Government,
               1.50%, 09/20/2013 (Q)...........................      3,709
JPY344,000   Japanese Government,
               1.60%, 06/20/2008 (Q)...........................      2,963
JPY287,800   Japanese Government,
               2.10%, 09/20/2025 (Q)...........................      2,420
 DKK 3,676   Kingdom of Denmark,
               6.00%, 11/15/2009...............................        668
 MXP 6,290   Mexican Bonos,
               10.00%, 12/05/2024..............................        651
 PLN   580   Poland Government Bond,
               6.25%, 10/24/2015...............................        195
     1,270   Russian Federation,
               10.00%, 06/26/2007 (I)..........................      1,311
 SGD 1,350   Singapore Government,
               4.38%, 01/15/2009...............................        875
 SEK 2,545   Swedish Government,
               4.50%, 08/12/2015...............................        370
 GBP 1,240   UK Gilt Forward,
               4.25%, 03/07/2036 (Q)...........................      2,383

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
             FOREIGN GOVERNMENTS -- (CONTINUED)
 GBP 1,595   United Kingdom Treasury,
               4.00%, 09/07/2016 (Q)...........................  $   2,865
 GBP   605   United Kingdom Treasury,
               5.00%, 03/07/2012 (Q)...........................      1,151
     1,000   United Mexican States,
               6.20%, 01/13/2009 (L)...........................      1,011
                                                                 ---------
                                                                    83,672
                                                                 ---------
             SERVICES -- 1.0%
       530   Comcast Corp.,
               5.45%, 11/15/2010 (G)...........................        532
       800   Comcast Corp.,
               5.80%, 07/14/2009 (L)...........................        801
       655   Harrah's Operating Co., Inc.,
               7.13%, 06/01/2007...............................        660
       675   News America, Inc.,
               6.40%, 12/15/2035...............................        662
       160   Time Warner, Inc.,
               8.18%, 08/15/2007...............................        164
       740   Walt Disney Co.,
               5.50%, 12/29/2006...............................        740
                                                                 ---------
                                                                     3,559
                                                                 ---------
             TECHNOLOGY -- 1.3%
     1,080   AT&T, Inc.,
               5.10%, 09/15/2014...............................      1,043
       475   Cingular Wireless Services, Inc.,
               7.88%, 03/01/2011 (G)...........................        520
       355   Embarq Corp.,
               7.08%, 06/01/2016...............................        362
       630   General Electric Co.,
               5.00%, 02/01/2013 (G)...........................        623
     1,330   Siemens Finance,
               5.47%, 08/14/2009 (I)(L)........................      1,329
       600   Sprint Capital Corp.,
               6.00%, 01/15/2007...............................        601
       375   Verizon New England, Inc.,
               6.50%, 09/15/2011 (G)...........................        385
                                                                 ---------
                                                                     4,863
                                                                 ---------
             UTILITIES -- 0.7%
 GBP   530   Anglian Water Service,
               8.25%, 11/29/2006...............................        996
       350   FPL Group Capital, Inc.,
               6.13%, 05/15/2007...............................        352
       810   Midamerican Energy Holdings Co.,
               6.13%, 04/01/2036 (I)...........................        819
       300   Nstar,
               8.00%, 02/15/2010 (G)...........................        325
       195   Virginia Electric & Power Co.,
               5.38%, 02/01/2007...............................        196
                                                                 ---------
                                                                     2,688
                                                                 ---------
             Total corporate bonds: investment grade
               (cost $133,243).................................  $ 133,701
                                                                 ---------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
U.S. GOVERNMENT SECURITIES -- 8.1%
             OTHER DIRECT FEDERAL OBLIGATIONS -- 0.3%
$    1,200   Federal Home Loan Bank,
               5.75%, 5-15-2012................................  $   1,248
                                                                 ---------
             U.S. TREASURY SECURITIES -- 7.8%
       775   2.50% 2016 (O)(Q).................................        796
     1,340   2.88% 2006 (S)....................................      1,335
    13,950   3.00% 2009 (Q)....................................     13,441
     5,925   4.38% 2012 (Q)....................................      5,863
     6,685   4.50% 2015 (Q)....................................      6,620
       895   5.38% 2031 (Q)....................................        969
                                                                 ---------
                                                                    29,024
                                                                 ---------
             Total U.S. government securities
               (cost $30,220)..................................  $  30,272
                                                                 ---------
U.S. GOVERNMENT AGENCIES -- 3.8%
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.2%
       454   5.50% 2019 -- 2020................................  $     455
       463   6.49% 2029........................................        472
                                                                 ---------
                                                                       927
                                                                 ---------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.9%
     1,398   4.78% 2014........................................      1,368
     1,606   4.98% 2013........................................      1,588
     5,549   5.00% 2019 -- 2036................................      5,414
       257   5.50% 2034........................................        253
     2,223   6.50% 2013 -- 2036................................      2,265
         8   7.00% 2029........................................          8
                                                                 ---------
                                                                    10,896
                                                                 ---------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.7%
     1,388   5.00% 2035........................................      1,348
       456   6.00% 2028 -- 2035................................        463
        84   6.50% 2028........................................         87
       513   7.50% 2035........................................        534
        55   8.00% 2029 -- 2030................................         59
                                                                 ---------
                                                                     2,491
                                                                 ---------
             Total U.S. government agencies
               (cost $14,363)..................................  $  14,314
                                                                 ---------
             Total long-term investments
               (cost $415,237).................................  $ 440,067
                                                                 ---------
SHORT-TERM INVESTMENTS -- 18.1%
             FINANCE -- 2.7%
     1,345   Abbey National Treasury Service,
               5.17%, 04/03/2007...............................  $   1,344
     1,360   ANZ Delaware, Inc.,
               4.81%, 01/29/2007...............................      1,358
     1,345   Barclays Bank plc NY,
               5.20%, 04/03/2007...............................      1,344
     1,350   HBOS Treasury Services plc,
               4.79%, 12/18/2006...............................      1,348
     1,350   Rabobank Nederland,
               4.75%, 12/18/2006...............................      1,348
     1,350   Royal Bank of Scotland plc,
               4.79%, 12/18/2006...............................      1,348

The accompanying notes are an integral part of these financial statements.

 HARTFORD GLOBAL ADVISERS HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
             FINANCE -- (CONTINUED)
$      540   Societe Generale,
               4.77%, 01/17/2007...............................  $     539
     1,350   Societe Generale,
               4.78%, 12/18/2006...............................      1,348
                                                                 ---------
                                                                     9,977
                                                                 ---------
             FOREIGN GOVERNMENTS -- 1.4%
 EUR 3,000   Belgium Treasury Bill,
               2.95%, 10/12/2006 (M)...........................      3,801
 EUR 1,070   Belgium Treasury Bill,
               3.20%, 12/14/2006 (M)...........................      1,348
                                                                 ---------
                                                                     5,149
                                                                 ---------
             REPURCHASE AGREEMENTS @ -- 4.3%
        20   Bank of America Securities Joint Repurchase
               Agreement,
               4.80%, 10/02/2006...............................         20
     7,056   Bank of America Securities TriParty Joint
               Repurchase Agreement,
               5.37%, 10/02/2006...............................      7,056
     1,703   Deutsche Bank Securities TriParty Joint Repurchase
               Agreement,
               5.33%, 10/02/2006...............................      1,703
     1,622   Morgan Stanley & Co., Inc. TriParty Joint
               Repurchase Agreement,
               5.35%, 10/02/2006...............................      1,622
     5,637   UBS Securities TriParty Joint Repurchase
               Agreement,
               5.38%, 10/02/2006...............................      5,637
                                                                 ---------
                                                                    16,038
                                                                 ---------
  SHARES
----------
             SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
             LENDING -- 8.9%
    33,253   Navigator Prime Portfolio,
               5.26% (L).......................................     33,253
                                                                 ---------
PRINCIPAL
  AMOUNT
----------
             U.S. GOVERNMENT SECURITIES -- 0.8%
$    2,840   U.S. Treasury Bill,
               4.99%, 10/05/2006 (M)...........................      2,838
                                                                 ---------
             Total short-term investments
               (cost $67,260)..................................  $  67,255
                                                                 ---------
             Total investments in securities
               (cost $482,497) (C).............................  $ 507,322
             Other assets & liabilities........................   (135,341)
                                                                 ---------
             Total net assets..................................  $ 371,981
                                                                 =========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 58.16% of total net assets at September 30, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006, was $94,234, which represents 25.33% of total net assets.

  (B)All principal amounts are in U.S. dollars unless otherwise indicated.

      AUD  -- Australian Dollar
      CAD  -- Canadian Dollar
      DKK  -- Denmark Krone
      EUR  -- EURO
      GBP  -- British Pound
      JPY  -- Japanese Yen
      PLN  -- Polish Zloty
      MXP  -- Mexican Peso
      SEK  -- Swedish Krona
      SGD  -- Singapore Dollar

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $483,282 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $30,186
      Unrealized depreciation.........................   (6,146)
                                                        -------
      Net unrealized appreciation.....................  $24,040
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2006, was $19,070, which represents 5.13% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (O)Inflation-protection securities are securities in which the principal amount is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2006 was $119,335.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

  (S)Security pledged as initial margin deposit for open futures contracts at September 30, 2006.

              FUTURES CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2006

                                                                                                                     UNREALIZED
                                                        NUMBER OF                                                   APPRECIATION
DESCRIPTION                                             CONTRACTS         POSITION           EXPIRATION            (DEPRECIATION)
-----------                                             ---------         --------           ----------            --------------
5 Year U.S. Treasury Note futures contracts                 17             Short            December 2006              $ (11)
10 Year Japanese Bond futures contracts                      5             Short            December 2006                (38)
10 Year U.S. Treasury Note futures contracts                39             Short            December 2006                 10
DJ EURO                                                     69             Short            December 2006               (109)
Eurex EURO-BOBL futures contracts                           12              Long            December 2006                  6
Eurex EURO-BUND futures contracts                           15             Short            December 2006                (21)
Eurex EURO-SCHATZ futures contracts                         26              Long            December 2006                 --
FTSE 100 Index futures contracts                            23             Short            December 2006                (42)
Long Gilt futures contracts                                 12             Short            December 2006                 (6)
S&P 500 Index futures contracts                            176             Short            December 2006               (262)
SPE SPI 200 Index futures contracts                         11             Short            December 2006                (35)
Topix Index                                                 17             Short            December 2006                 22
                                                                                                                       -----
                                                                                                                       $(486)
                                                                                                                       =====

These contracts had a market value of $32,558 as of September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

            FORWARD FOREIGN BONDS OUTSTANDING AT SEPTEMBER 30, 2006

                                                                                                                     UNREALIZED
                                                MARKET          CONTRACT         DELIVERY         MATURITY          APPRECIATION
DESCRIPTION                 TRANSACTION          VALUE           AMOUNT            DATE             DATE           (DEPRECIATION)
-----------                 -----------         ------          --------         --------         --------         --------------
Australian
  Government                   Sell             $    35         $    35          11/13/06         02/15/17              $ --
Canadian Government            Sell               3,341           3,342          11/28/06         06/01/16                 1
Canadian Government            Sell              15,145          15,126          11/28/06         06/01/10               (19)
Japanese Government            Sell                 653             656          10/27/06         09/20/16                 3
Japanese Government            Sell               1,496           1,516          10/30/06         06/20/16                20
U.S. Treasury Notes            Sell               1,477           1,467          10/27/06         08/15/16               (10)
                                                                                                                        ----
                                                                                                                        $ (5)
                                                                                                                        ====

The accompanying notes are an integral part of these financial statements.

 HARTFORD GLOBAL ADVISERS HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2006

                                                                                                                     UNREALIZED
                                                                 MARKET          CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                  TRANSACTION          VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                  -----------         ------          --------         --------         --------------
Australian Dollar                               Buy              $ 4,974         $ 5,095          12/20/06             $(121)
Australian Dollar                               Sell               8,226           8,394          12/20/06               168
Australian Dollar                               Sell               1,037           1,049          12/21/06                12
British Sterling Pound                          Buy                2,432           2,428          12/20/06                 4
British Sterling Pound                          Sell               2,548           2,547          12/15/06                (1)
British Sterling Pound                          Sell               3,560           3,552          12/20/06                (8)
Canadian Dollar                                 Buy                8,214           8,260          12/20/06               (46)
Canadian Dollar                                 Sell                 123             124          10/03/06                 1
Canadian Dollar                                 Sell                 174             174          10/04/06                --
Canadian Dollar                                 Sell               9,881           9,967          12/20/06                86
Chilian Peso                                    Buy                1,225           1,220          12/20/06                 5
Chilian Peso                                    Sell               2,092           2,067          12/20/06               (25)
Chinese Yaun Renminbi                           Buy                  181             183          03/21/07                (2)
Chinese Yaun Renminbi                           Buy                1,040           1,036          06/20/07                 4
Chinese Yaun Renminbi                           Sell                 181             182          03/21/07                 1
Czech Koruna                                    Sell                 689             690          12/20/06                 1
Danish Krone                                    Sell                 725             734          12/20/06                 9
Euro                                            Buy                  206             207          10/03/06                (1)
Euro                                            Buy                  813             813          10/04/06                --
Euro                                            Buy               32,785          32,879          12/20/06               (94)
Euro                                            Sell               3,315           3,327          12/15/06                12
Euro                                            Sell              50,271          50,364          12/20/06                93
Hungarian Forint                                Buy                  995             993          12/20/06                 2
Hungarian Forint                                Sell                 995             988          12/20/06                (7)
Iceland Krona                                   Buy                  397             399          12/20/06                (2)
Iceland Krona                                   Sell                 397             392          12/20/06                (5)
Japanese Yen                                    Buy                9,555           9,650          12/20/06               (95)
Japanese Yen                                    Sell               2,322           2,366          12/07/06                44
Japanese Yen                                    Sell              13,238          13,374          12/20/06               136
Malaysian Ringgit                               Buy                1,989           2,018          12/20/06               (29)
Mexican Peso                                    Buy                  678             678          12/20/06                --
Mexican Peso                                    Sell                 614             619          12/20/06                 5
New Zealand Dollar                              Buy                3,406           3,356          12/20/06                50
New Zealand Dollar                              Sell               4,975           4,939          12/20/06               (36)
Norwegian Krone                                 Buy                6,053           6,188          12/20/06              (135)
Norwegian Krone                                 Sell               5,792           5,873          12/20/06                81
Poland Zloty                                    Sell                 200             200          12/20/06                --
Singapore Dollar                                Buy                7,403           7,494          12/20/06               (91)
Singapore Dollar                                Sell               5,600           5,658          12/20/06                58
South African Rand                              Buy                  980           1,010          12/20/06               (30)
South African Rand                              Sell                 980           1,062          12/20/06                82
South Korean Won                                Buy                2,076           2,053          12/20/06                23
South Korean Won                                Sell               2,352           2,320          12/20/06               (32)
Swedish Krona                                   Buy                5,692           5,777          12/20/06               (85)
Swedish Krona                                   Sell               5,807           5,829          12/20/06                22
Swiss Franc                                     Buy                7,734           7,842          12/20/06              (108)
Swiss Franc                                     Sell               7,883           7,969          12/20/06                86
Taiwan Dollar                                   Sell                 653             656          12/20/06                 3
Thailand Baht                                   Buy                  121             122          12/20/06                (1)
Thailand Baht                                   Sell                 121             122          12/20/06                 1
                                                                                                                       -----
                                                                                                                       $  35
                                                                                                                       =====

The accompanying notes are an integral part of these financial statements.

 HARTFORD GLOBAL COMMUNICATIONS HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 93.4%
            BRAZIL -- 4.6%
     72     Brasil Telecom S.A. ADR (G).......................   $   786
     23     Tele Norte Leste Participacoes S.A. ADR...........       321
                                                                 -------
                                                                   1,107
                                                                 -------
            CHINA -- 1.9%
  1,260     China Telecom Corp. Ltd. (A)......................       456
                                                                 -------
            EGYPT -- 1.1%
      9     Mobinil-Egyptian Mobile Service...................       258
                                                                 -------
            FRANCE -- 6.3%
     66     France Telecom S.A. (A)...........................     1,514
                                                                 -------
            GERMANY -- 1.7%
     26     Deutsche Telekom AG (A)...........................       417
                                                                 -------
            ITALY -- 0.5%
     54     Telecom Italia S.p.A. (A).........................       130
                                                                 -------
            LUXEMBOURG -- 2.1%
     49     Citigroup Global Certificate -- Bharti
              Televentures (D) (I)(A).........................       505
                                                                 -------
            MOROCCO -- 0.1%
      2     Maroc Telecom (A)(G)..............................        24
                                                                 -------
            NORWAY -- 3.8%
     70     Telenor ASA (A)...................................       913
                                                                 -------
            PHILIPPINES -- 6.4%
     35     Philippine Long Distance Telephone Co. (A)........     1,548
                                                                 -------
            RUSSIA -- 13.7%
     36     AFK Sistema GDR (I)...............................       931
     38     Mobile Telesystems OJSC ADR.......................     1,450
     16     Vimpel-Communications ADR (D).....................       939
                                                                 -------
                                                                   3,320
                                                                 -------
            SOUTH AFRICA -- 6.3%
     88     MTN Group Ltd. (A)................................       712
     12     Telkom South Africa Ltd. ADR (G)..................       802
                                                                 -------
                                                                   1,514
                                                                 -------
            SOUTH KOREA -- 0.5%
     --     Samsung Electronics Co., Ltd. (A).................       125
                                                                 -------
            SPAIN -- 4.0%
     19     Telefonica S.A. ADR...............................       974
                                                                 -------
            TURKEY -- 6.4%
    116     Turkcell Iletisim Hizmet ADR......................     1,541
                                                                 -------
            UNITED STATES -- 34.0%
     23     AT&T, Inc. .......................................       749
     27     Atlantic Tele-Network, Inc. ......................       497

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            UNITED STATES -- (CONTINUED)
    233     Dobson Communications Corp. (D)...................   $ 1,638
    184     KongZhong Corp. ADR (D)(G)........................     1,339
     78     Neustar, Inc. (D).................................     2,156
     52     Sprint Nextel Corp. ..............................       893
     43     Syniverse Holdings, Inc. (D)......................       644
     46     Vonage Holdings Corp. (D)(G)......................       314
                                                                 -------
                                                                   8,230
                                                                 -------
            Total common stock
              (cost $20,847)..................................   $22,576
                                                                 -------
PREFERRED STOCKS -- 4.0%
            BRAZIL -- 4.0%
     46     Telemar Norte Leste S.A. .........................   $   974
                                                                 -------
            Total preferred stocks
              (cost $1,041)...................................   $   974
                                                                 -------
SHORT-TERM INVESTMENTS -- 10.9%
            REPURCHASE AGREEMENTS @ -- 1.2%
     --     Banc of America Securities Repurchase Agreement,
              4.80%, 10/02/2006...............................   $    --
    128     Banc of America Securities Repurchase Agreement,
              5.37%, 10/02/2006...............................       128
     31     Deutsche Bank Securities Repurchase Agreement,
              5.33%, 10/02/2006...............................        31
     30     Morgan Stanley & Co Inc Repurchase Agreement,
              5.35%, 10/02/2006...............................        30
    103     UBS Securities Repurchase Agreement,
              5.38%, 10/02/2006...............................       103
                                                                 -------
                                                                     292
                                                                 -------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 9.7%
  2,332     BNY Institutional Cash Reserve Fund,
              5.34% (L).......................................     2,332
                                                                 -------
            Total short-term investments
              (cost $2,624)...................................   $ 2,624
                                                                 -------
            Total investments in securities
              (cost $24,512) (C)..............................   $26,174
            Other assets & liabilities........................    (2,006)
                                                                 -------
            Total net assets..................................   $24,168
                                                                 =======

The accompanying notes are an integral part of these financial statements.

 HARTFORD GLOBAL COMMUNICATIONS HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 63.39% of total net assets at September 30, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006, was $6,344, which represents 26.25% of total net assets.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $24,521 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 3,907
      Unrealized depreciation.........................   (2,254)
                                                        -------
      Net unrealized appreciation.....................  $ 1,653
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2006, was $1,436, which represents 5.94% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

The accompanying notes are an integral part of these financial statements.

 HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.3%
            COMMERCIAL BANKING -- 4.3%
      7     Canadian Imperial Bank of Commerce (G)............   $   543
     17     State Street Corp. ...............................     1,054
                                                                 -------
                                                                   1,597
                                                                 -------
            DEPOSITORY CREDIT BANKING -- 18.8%
     11     Banche Popolari Unite Scpa (A)....................       306
     32     Bank of America Corp. ............................     1,708
     12     Canadian Western Bank.............................       452
     31     Citigroup, Inc. ..................................     1,556
     25     Golden West Financial Corp. (G)...................     1,916
     27     Shizuoka Bank Ltd. (A)(G).........................       294
     12     Signature Bank (D)................................       384
      9     Webster Financial Corp. ..........................       410
                                                                 -------
                                                                   7,026
                                                                 -------
            INSURANCE CARRIERS -- 21.7%
     27     ACE Ltd. (G)......................................     1,500
      1     Alleghany Corp. (D)(G)............................       376
     19     Allied World Assurance Holdings Ltd. (D)(G).......       772
     24     MBIA, Inc. (G)....................................     1,450
     10     Muenchener Rueckversicherungs-
              Gesellschaft AG (A).............................     1,504
     62     Old Mutual plc (A)................................       196
     28     Reinsurance Group of America, Inc. ...............     1,444
     43     UnumProvident Corp. (G)...........................       836
                                                                 -------
                                                                   8,078
                                                                 -------
            INTERNATIONAL TRADE FINANCING (FOREIGN BANKS) -- 28.8%
     22     ABN AMRO Holding N.V. (A).........................       652
    119     Banca Intesa S.p.A. (A)(G)........................       782
     74     Banco Bilbao Vizcaya Argentaria S.A. (A)(G).......     1,719
    146     Barclays plc (A)..................................     1,840
     60     Capitalia S.p.A. (A)..............................       499
     13     Commerzbank AG (A)................................       440
     13     Credit Suisse Group (A)...........................       726
     23     ING Groep N.V. (A)................................       992
     85     Shinsei Bank Ltd. (A)(G)..........................       519
    117     UniCredito Italiano S.p.A. (A)....................       971
     94     Westpac Banking Corp. (A)(G)......................     1,586
                                                                 -------
                                                                  10,726
                                                                 -------
            MONETARY AUTHORITIES -- CENTRAL BANK -- 2.5%
     --     Sumitomo Mitsui Financial Group, Inc. (A)(G)......       945
                                                                 -------
            NONDEPOSITORY CREDIT BANKING -- 3.4%
     16     Capital One Financial Corp. (G)...................     1,265
                                                                 -------
            OTHER FINANCIAL INVESTMENT ACTIVITIES -- 4.4%
      5     Deutsche Boerse AG (A)............................       695
      7     Nuveen Investments, Inc. Class A (G)..............       364
      2     Swiss Life Holding (A)............................       579
                                                                 -------
                                                                   1,638
                                                                 -------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            REAL ESTATE CREDIT (MORTGAGE BANKING) -- 3.1%
     16     Countrywide Financial Corp. ......................   $   568
      9     Federal Home Loan Mortgage Corp. .................       584
                                                                 -------
                                                                   1,152
                                                                 -------
            SECURITIES AND COMMODITY EXCHANGES -- 2.0%
    101     Hong Kong Exchanges & Clearing Ltd. (A)...........       732
                                                                 -------
            SECURITIES, COMMODITIES AND BROKERAGE -- 9.3%
     29     E* Trade Financial Group (D)......................       698
      5     Gluskin Sheff + Associates, Inc. (D) (I)..........        68
      4     Legg Mason, Inc. (G)..............................       383
     39     UBS AG............................................     2,327
                                                                 -------
                                                                   3,476
                                                                 -------
            Total common stock
              (cost $29,070)..................................   $36,635
                                                                 -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 27.5%
            REPURCHASE AGREEMENTS @ -- 1.7%
 $    1     Bank of America Securities Joint Repurchase
              Agreement,
              4.80%, 10/02/2006...............................   $     1
    271     Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.37%, 10/02/2006...............................       271
     65     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.33%, 10/02/2006...............................        65
     62     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.35%, 10/02/2006...............................        62
    216     UBS Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 10/02/2006...............................       217
                                                                 -------
                                                                     616
                                                                 -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 25.8%
  9,627     Navigator Prime Portfolio,
              5.26% (L).......................................     9,627
                                                                 -------
            Total short-term investments
              (cost $10,243)..................................   $10,243
                                                                 -------
            Total investments in securities
              (cost $39,313) (C)..............................   $46,878
            Other assets & liabilities........................    (9,613)
                                                                 -------
            Total net assets..................................   $37,265
                                                                 =======

The accompanying notes are an integral part of these financial statements.

 HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 51.97% of total net assets at September 30, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006, was $15,977, which represents 42.87% of total net assets.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $39,506 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $7,439
      Unrealized depreciation..........................     (67)
                                                         ------
      Net unrealized appreciation......................  $7,372
                                                         ======

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2006, was $68, which represents 0.18% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

The accompanying notes are an integral part of these financial statements.

 HARTFORD GLOBAL HEALTH HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 99.3%
            AGENCIES, BROKERAGES, OTHER INSURANCE ACTIVITIES. -- 1.3%
      91    Medco Health Solutions, Inc. (D)(G)...............  $   5,440
                                                                ---------
            BASIC CHEMICAL MANUFACTURING -- 0.8%
      67    Bayer AG (A)......................................      3,436
                                                                ---------
            DRUGS & DRUGGISTS SUNDRIES WHOLESALERS -- 6.8%
     173    Cardinal Health, Inc. ............................     11,353
     334    McKesson Corp. ...................................     17,581
                                                                ---------
                                                                   28,934
                                                                ---------
            ELECTRICAL EQUIP MANUFACTURING -- 0.9%
     133    Olympus Corp. (A)(G)..............................      3,919
                                                                ---------
            GENERAL MEDICAL AND SURGICAL HOSPITALS -- 2.4%
     136    Triad Hospitals, Inc. (D)(G)......................      5,984
      72    Universal Health Services, Inc. Class B...........      4,327
                                                                ---------
                                                                   10,311
                                                                ---------
            HEALTH AND PERSONAL CARE STORES -- 2.0%
     268    CVS Corp. ........................................      8,598
                                                                ---------
            INSURANCE CARRIERS -- 4.5%
     303    UnitedHealth Group, Inc. .........................     14,927
      55    Wellpoint, Inc. (D)...............................      4,207
                                                                ---------
                                                                   19,134
                                                                ---------
            MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING -- 6.3%
     221    Baxter International, Inc. .......................     10,064
     171    Biomet, Inc. (G)..................................      5,495
     456    Boston Scientific Corp. (D).......................      6,743
     116    Terumo Corp. (A)..................................      4,379
                                                                ---------
                                                                   26,681
                                                                ---------
            NAVIGATE, MEASURE, CONTROL INSTRUMENTS -- 5.1%
      48    Bruker BioSciences Corp. (D)(G)...................        337
     456    Medtronic, Inc. ..................................     21,158
                                                                ---------
                                                                   21,495
                                                                ---------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- 57.8%
     497    Abbott Laboratories...............................     24,149
     128    Amgen, Inc. (D)...................................      9,163
     179    Amylin Pharmaceuticals, Inc. (D)(G)...............      7,897
      86    Array BioPharma, Inc. (D)(G)......................        733
     316    Astellas Pharma, Inc. (A)(G)......................     12,738
     224    AstraZeneca plc ADR...............................     14,019
     130    AtheroGenics, Inc. (D)(G).........................      1,711
      30    Barr Pharmaceuticals, Inc. (D)(G).................      1,548
     483    Bristol-Myers Squibb Co. .........................     12,035
     132    Cephalon, Inc. (D)(G).............................      8,170
     447    Cytokinetics, Inc. (D)(G).........................      2,871
     570    Daiichi Sankyo Co., Ltd. (A)(G)...................     16,150
     329    Eisai Co., Ltd. (A)(G)............................     15,944
     391    Elan Corp. plc ADR (D)............................      6,014
     138    Eli Lilly & Co. ..................................      7,877
     146    Forest Laboratories, Inc. (D)(G)..................      7,369
      13    Genzyme Corp. (D).................................        870
     203    Gilead Sciences, Inc. (D).........................     13,932

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- (CONTINUED)
      91    H. Lundbeck A/S...................................  $   2,113
      74    Ipsen (I)(A)......................................      2,916
     379    MGI Pharma, Inc. (D)(G)...........................      6,523
     107    NPS Pharmaceuticals, Inc. (D)(G)..................        408
     217    Sanofi-Aventis S.A. ADR...........................      9,642
     791    Schering-Plough Corp. (G).........................     17,469
      49    Schwarz Pharma AG (A)(G)..........................      5,683
     698    Shionogi & Co., Ltd. (A)(G).......................     12,836
      73    Takeda Pharmaceutical Co., Ltd. (A)(G)............      4,543
      84    Teva Pharmaceutical Industries Ltd. ADR...........      2,850
     142    UCB S.A. (A)(G)...................................      9,058
     216    Vertex Pharmaceuticals, Inc. (D)(G)...............      7,258
                                                                ---------
                                                                  244,489
                                                                ---------
            PROFESSIONAL SERVICES -- COMPUTER SYSTEM DESIGN &
            RELATED -- 1.3%
     200    IMS Health, Inc. (G)..............................      5,323
                                                                ---------
            SCIENTIFIC RESEARCH & DEVELOPMENT SERVICES -- 10.1%
     405    Applera Corp. -- Celera Genomics Group (D)........      5,642
     725    Ciphergen Biosystems, Inc. (D)(G).................        965
     202    CV Therapeutics, Inc. (D)(G)......................      2,246
     195    Exelixis, Inc. (D)(G).............................      1,701
      61    Genmab A/S (D)(A).................................      2,532
     440    Human Genome Sciences, Inc. (D)(G)................      5,080
      81    ICOS Corp. (D)(G).................................      2,025
     276    Incyte Corp. (D)(G)...............................      1,169
     222    Medicines Co. (D)(G)..............................      5,004
     801    Millennium Pharmaceuticals, Inc. (D)(G)...........      7,974
     200    Regeneron Pharmaceuticals, Inc. (D)...............      3,136
     308    Zymogenetics, Inc. (D)(G).........................      5,188
                                                                ---------
                                                                   42,662
                                                                ---------
            Total common stock
              (cost $356,799).................................  $ 420,422
                                                                ---------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 26.0%
            REPURCHASE AGREEMENTS @ -- 0.2%
$      1    Bank of America Securities Joint Repurchase
              Agreement,
              4.80%, 10/02/2006...............................  $       1
     355    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.37%, 10/02/2006...............................        355
      86    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.33%, 10/02/2006...............................         86
      82    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.35%, 10/02/2006...............................         82
     283    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 10/02/2006...............................        283
                                                                ---------
                                                                      807
                                                                ---------

The accompanying notes are an integral part of these financial statements.

 HARTFORD GLOBAL HEALTH HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 25.8%
 109,101    Navigator Prime Portfolio,
              5.26% (L).......................................  $ 109,101
                                                                ---------
            Total short-term investments
              (cost $109,908).................................  $ 109,908
                                                                ---------
            Total investments in securities
              (cost $466,707) (C).............................  $ 530,330
            Other assets & liabilities........................   (107,029)
                                                                ---------
            Total net assets..................................  $ 423,301
                                                                =========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 30.42% of total net assets at September 30, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006, was $94,134, which represents 22.24% of total net assets.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $468,036 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 79,213
      Unrealized depreciation........................   (16,919)
                                                       --------
      Net unrealized appreciation....................  $ 62,294
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2006, was $2,916, which represents 0.69% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
British Pound                                    Sell             $  29           $   29          10/02/06              $--
British Pound                                    Sell               230              231          10/03/06                1
Danish Krone                                     Buy              2,132            2,134          10/04/06               (2)
Japanese Yen                                     Sell               415              418          10/02/06                3
Swiss Francs                                     Sell             2,500            2,500          10/04/06               --
                                                                                                                        ---
                                                                                                                        $ 2
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 HARTFORD GLOBAL LEADERS HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 99.7%
            BASIC MATERIALS -- 5.1%
     852    BHP Billiton plc (A)..............................  $   14,676
     352    Cameco Corp. .....................................      12,862
     445    Companhia Vale do Rio Doce ADR....................       9,588
     268    JSR Corp. (A)(G)..................................       5,909
      72    Vallourec (A).....................................      16,680
                                                                ----------
                                                                    59,715
                                                                ----------
            CAPITAL GOODS -- 1.7%
     255    Boeing Co. .......................................      20,138
                                                                ----------
            CONSUMER CYCLICAL -- 9.1%
     373    Best Buy Co., Inc. ...............................      19,964
   5,378    Carphone Warehouse Group plc (A)(G)...............      30,928
     101    Nintendo Co. Ltd. (A)(G)..........................      20,805
     126    Pinault-Printemps-Redoute S.A. (A)(G).............      18,629
   2,471    Tesco plc (A).....................................      16,653
                                                                ----------
                                                                   106,979
                                                                ----------
            CONSUMER STAPLES -- 2.8%
      96    Fomento Economico Mexicano S.A. de C.V. ADR.......       9,326
      17    Nestle S.A. (A)...................................       5,885
     425    Reckitt Benckiser plc (A).........................      17,589
                                                                ----------
                                                                    32,800
                                                                ----------
            ENERGY -- 5.2%
     189    Noble Corp. ......................................      12,130
     347    Schlumberger Ltd. ................................      21,524
     217    Suncor Energy, Inc. ..............................      15,568
     293    XTO Energy, Inc. .................................      12,323
                                                                ----------
                                                                    61,545
                                                                ----------
            FINANCE -- 17.8%
     108    BNP Paribas (A)(G)................................      11,608
      60    Deutsche Boerse AG (A)(G).........................       9,037
     615    E* Trade Financial Group (D)......................      14,708
     215    Erste Bank Der Oesterreichischen Sparkassen AG
              (I)(A)..........................................      13,356
     105    Euronext (A)(G)...................................      10,210
     125    Goldman Sachs Group, Inc. ........................      21,163
      91    KBC Groep N.V. (A)................................       9,534
   2,110    Man Group plc (A).................................      17,696
      61    ORIX Corp. (A)....................................      16,743
   2,157    Shinsei Bank Ltd. (A).............................      13,164
     201    SLM Corp. ........................................      10,422
     662    Standard Chartered plc (A)........................      16,952
     635    Sumitomo Realty & Development Co., Ltd. (A)(G)....      18,679
     466    UBS AG............................................      27,874
                                                                ----------
                                                                   211,146
                                                                ----------
            HEALTH CARE -- 14.0%
     211    Amgen, Inc. (D)...................................      15,114
     368    AstraZeneca plc (A)...............................      22,954

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            HEALTH CARE -- (CONTINUED)
     249    Celgene Corp. (D)(G)..............................  $   10,790
     413    Eisai Co., Ltd. (A)(G)............................      20,001
     709    Elan Corp. plc ADR (D)............................      10,911
     399    Monsanto Co. .....................................      18,766
      51    Roche Holding AG (A)..............................       8,780
     151    Sanofi-Aventis S.A. (A)(G)........................      13,405
   1,125    Schering-Plough Corp. ............................      24,856
     379    Wyeth.............................................      19,244
                                                                ----------
                                                                   164,821
                                                                ----------
            SERVICES -- 11.3%
     659    Comcast Corp. Class A (D)(G)......................      24,295
   5,803    EMI Group plc (A)(G)..............................      28,882
      56    Fluor Corp. (G)...................................       4,306
     176    Harrah's Entertainment, Inc. .....................      11,658
     522    Las Vegas Sands Corp. (D).........................      35,665
     343    OPAP S.A. (A).....................................      11,558
     660    Warner Music Group Corp. (G)......................      17,119
                                                                ----------
                                                                   133,483
                                                                ----------
            TECHNOLOGY -- 31.9%
     630    Adobe Systems, Inc. (D)...........................      23,605
     567    America Movil S.A. de C.V. ADR....................      22,307
     780    American Tower Corp. Class A (D)..................      28,481
     580    ASML Holding N.V. (D)(A)..........................      13,510
     879    Cisco Systems, Inc. (D)...........................      20,210
     551    Corning, Inc. (D).................................      13,443
     219    Danaher Corp. ....................................      15,018
      80    Google, Inc. (D)..................................      32,313
     540    Hewlett-Packard Co. ..............................      19,824
     206    High Tech Computer Corp. (A)......................       5,446
   2,444    Hon Hai Precision Industry Co., Ltd. (A)..........      14,878
     368    Intel Corp. ......................................       7,576
   1,068    Motorola, Inc. ...................................      26,700
     611    Network Appliance, Inc. (D).......................      22,628
     987    Oracle Corp. (D)..................................      17,509
      32    Rakuten, Inc. (A)(G)..............................      12,558
      67    Research In Motion Ltd. (D).......................       6,868
      34    Samsung Electronics Co., Ltd. (A).................      23,956
     360    SanDisk Corp. (D)(G)..............................      19,258
   1,041    Sharp Corp. (A)(G)................................      17,865
     183    Tokyo Electron Ltd. (A)...........................      13,550
                                                                ----------
                                                                   377,503
                                                                ----------
            TRANSPORTATION -- 0.8%
     148    Ryanair Holdings plc ADR (D)(G)...................       9,361
                                                                ----------
            Total common stock
              (cost $1,040,019)...............................  $1,177,491
                                                                ----------

The accompanying notes are an integral part of these financial statements.

 HARTFORD GLOBAL LEADERS HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
 SHORT-TERM INVESTMENTS -- 15.4%
            FINANCE -- 0.9%
 $    13    Bank of America Securities Joint Repurchase
              Agreement,
              4.80%, 10/02/2006...............................  $       13
   4,618    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.37%, 10/02/2006...............................       4,618
   1,115    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.33%, 10/02/2006...............................       1,115
   1,062    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.35%, 10/02/2006...............................       1,062
   3,689    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 10/02/2006...............................       3,689
                                                                ----------
                                                                    10,497
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 14.5%
 170,757    Navigator Prime Portfolio,
              5.26% (L).......................................     170,757
                                                                ----------
            Total short-term investments
              (cost $181,254).................................  $  181,254
                                                                ----------
            Total investments in securities
              (cost $1,221,273) (C)...........................  $1,358,745
            Other assets & liabilities........................    (178,298)
                                                                ----------
            Total net assets..................................  $1,180,447
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 52.25% of total net assets at September 30, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006, was $492,076, which represents 41.69% of total net assets.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $1,224,940 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $159,620
      Unrealized depreciation........................   (25,815)
                                                       --------
      Net unrealized appreciation....................  $133,805
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2006, was $13,356, which represents 1.13% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Canadian Dollar                                  Sell             $ 957           $  963          10/03/06              $ 6
Canadian Dollar                                  Sell             1,297            1,297          10/04/06               --
Euro                                             Buy              1,086            1,087          10/03/06               (1)
Euro                                             Buy              4,341            4,342          10/04/06               (1)
                                                                                                                        ---
                                                                                                                        $ 4
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 HARTFORD GLOBAL TECHNOLOGY HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.7%
            AUDIO AND VIDEO EQUIPMENT -- 1.8%
     64     Sony Corp. (A)....................................  $  2,601
                                                                --------
            BUSINESS SUPPORT SERVICES -- 1.3%
     43     Iron Mountain, Inc. (D)...........................     1,842
                                                                --------
            COMMUNICATIONS EQUIPMENT -- 6.8%
    245     Motorola, Inc. ...................................     6,130
     34     Research In Motion Ltd. (D).......................     3,532
                                                                --------
                                                                   9,662
                                                                --------
            COMPUTER AND PERIPHERAL -- 23.1%
    258     EMC Corp. (D).....................................     3,096
    365     Hewlett-Packard Co. ..............................    13,396
    993     Hon Hai Precision Industry Co., Ltd. (A)..........     6,044
    126     Integrated Device Technology, Inc. (D)............     2,017
     95     Network Appliance, Inc. (D).......................     3,509
     48     SanDisk Corp. (D).................................     2,554
    105     Seagate Technology................................     2,422
                                                                --------
                                                                  33,038
                                                                --------
            DATA PROCESSING SERVICES -- 3.4%
    117     First Data Corp. .................................     4,918
                                                                --------
            ELECTRICAL EQUIPMENT MANUFACTURING -- COMPONENT OTHER -- 3.2%
    188     Corning, Inc. (D).................................     4,594
                                                                --------
            EMPLOYMENT SERVICES -- 1.8%
     41     Manpower, Inc. ...................................     2,519
                                                                --------
            INTERNET PROVIDERS & WEB SEARCH PORTALS -- 0.4%
     44     Redback Networks, Inc. (D)........................       609
                                                                --------
            MACHINERY MANUFACTURING -- INDUSTRIAL MACHINERY -- 5.9%
     59     KLA-Tencor Corp. .................................     2,628
    129     Lam Research Corp. (D)............................     5,839
                                                                --------
                                                                   8,467
                                                                --------
            MANAGEMENT, SCIENTIFIC, AND TECHNOLOGY CONSULTING
            SERVICES -- 3.7%
    103     Accenture Ltd. Class A............................     3,276
     54     Monster Worldwide, Inc. (D).......................     1,954
                                                                --------
                                                                   5,230
                                                                --------
            NAVIGATE, MEASURE, CONTROL INSTRUMENTS -- 1.6%
     47     Garmin Ltd. (G)...................................     2,298
                                                                --------
            ON LINE INFORMATION SERVICES -- 3.9%
     14     Google, Inc. (D)..................................     5,546
                                                                --------
            PROFESSIONAL SERVICES -- COMPUTER SYSTEM DESIGN &
            RELATED -- 6.8%
     39     Autodesk, Inc. (D)................................     1,346
     70     Automatic Data Processing, Inc. ..................     3,314
    126     BISYS Group, Inc. (D).............................     1,369
     59     DST Systems, Inc. (D).............................     3,663
                                                                --------
                                                                   9,692
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            RETAIL -- ELECTRONIC SHOPPING AND MAIL-ORDER HOUSES -- 2.1%
    106     eBay, Inc. (D)....................................  $  3,003
                                                                --------
            SEMICONDUCTOR, ELECTRONIC COMPONENT -- 16.1%
    176     Altera Corp. (D)..................................     3,231
     48     International Rectifier Corp. (D).................     1,686
    179     Maxim Integrated Products, Inc. ..................     5,016
    120     QLogic Corp. (D)..................................     2,262
     87     S.O.I.TEC, S.A. (D)(A)(G).........................     2,499
      9     Samsung Electronics Co., Ltd. (A).................     6,358
     81     Trident Microsystems, Inc. (D)....................     1,879
                                                                --------
                                                                  22,931
                                                                --------
            SOFTWARE PUBLISHERS -- 14.4%
    150     Activision, Inc. (D)..............................     2,262
     91     Adobe Systems, Inc. (D)...........................     3,412
     47     Cognos, Inc. (D)..................................     1,705
     83     Electronic Arts, Inc. (D).........................     4,638
    163     Microsoft Corp. ..................................     4,444
     91     Oracle Corp. (D)..................................     1,607
    115     Red Hat, Inc. (D).................................     2,428
                                                                --------
                                                                  20,496
                                                                --------
            WHOLESALERS -- ELECTRICAL GOODS -- 1.1%
    141     Arris Group, Inc. (D).............................     1,610
                                                                --------
            WIRELESS COMMUNICATIONS SERVICES -- 1.3%
    346     Sonus Networks, Inc. (D)(G).......................     1,822
                                                                --------
            Total common stock
              (cost $124,889).................................  $140,878
                                                                --------
WARRANTS -- 0.8%
            OTHER SERVICES -- OTHER PERSONAL SERVICES -- 0.8%
     27     Tata Consultancy Services Ltd. (D) (I)............  $  1,182
                                                                --------
            Total warrants
              (cost $781).....................................  $  1,182
                                                                --------
            Total long term investments
              (cost $125,670).................................  $142,060
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 5.1%
            REPURCHASE AGREEMENTS @ -- 1.0%
 $    2     Bank of America Securities Joint Repurchase
              Agreement,
              4.80%, 10/02/2006...............................  $      2
    658     Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.37%, 10/02/2006...............................       658
    159     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.33%, 10/02/2006...............................       159

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS @ -- (CONTINUED)
 $  151     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.35%, 10/02/2006...............................  $    151
    525     UBS Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 10/02/2006...............................       525
                                                                --------
                                                                   1,495
                                                                --------

SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 4.1%
  5,800     BNY Institutional Cash Reserve Fund,
              5.34% (L).......................................     5,800
                                                                --------
            Total short-term investments
              (cost $7,295)...................................  $  7,295
                                                                --------
            Total investments in securities
              (cost $132,965) (C).............................  $149,355
            Other assets & liabilities........................    (6,637)
                                                                --------
            Total net assets..................................  $142,718
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.76% of total net assets at September 30, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006, was $17,502, which represents 12.26% of total net assets.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $133,943 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $18,066
      Unrealized depreciation.........................   (2,654)
                                                        -------
      Net unrealized appreciation.....................  $15,412
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2006, was $1,182, which represents 0.83% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

The accompanying notes are an integral part of these financial statements.

 HARTFORD GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
  COMMON STOCK -- 99.5%
            BASIC MATERIALS -- 2.4%
   304      Cameco Corp. .....................................  $ 11,129
   122      Companhia Vale do Rio Doce ADR....................     2,630
                                                                --------
                                                                  13,759
                                                                --------
            CAPITAL GOODS -- 3.9%
   269      Boeing Co. .......................................    21,201
    14      International Game Technology.....................       588
                                                                --------
                                                                  21,789
                                                                --------
            CONSUMER CYCLICAL -- 1.9%
   101      eBay, Inc. (D)....................................     2,866
    42      Wal-Mart Stores, Inc. ............................     2,047
   102      Whole Foods Market, Inc. .........................     6,040
                                                                --------
                                                                  10,953
                                                                --------
            CONSUMER STAPLES -- 1.0%
    88      PepsiCo, Inc. ....................................     5,714
                                                                --------
            ENERGY -- 1.3%
   259      Halliburton Co. ..................................     7,372
                                                                --------
            FINANCE -- 19.3%
    37      Chicago Mercantile Exchange Holdings, Inc. .......    17,753
   335      Commerce Bancorp, Inc. ...........................    12,299
   188      Franklin Resources, Inc. .........................    19,889
   306      Nasdaq Stock Market, Inc. (D).....................     9,239
    88      State Street Corp. ...............................     5,489
   337      UBS AG............................................    19,986
   451      UnitedHealth Group, Inc. .........................    22,189
    76      Western Union Co. ................................     1,459
                                                                --------
                                                                 108,303
                                                                --------
            HEALTH CARE -- 14.4%
     9      Abbott Laboratories...............................       427
    87      Amgen, Inc. (D)...................................     6,218
   351      AstraZeneca plc ADR...............................    21,909
   225      Elan Corp. plc ADR (D)............................     3,459
    56      Genzyme Corp. (D).................................     3,780
    95      Gilead Sciences, Inc. (D).........................     6,557
    81      Monsanto Co. .....................................     3,810
   323      Sanofi-Aventis S.A. ADR...........................    14,381
   788      Schering-Plough Corp. ............................    17,406
    84      Vertex Pharmaceuticals, Inc. (D)..................     2,820
                                                                --------
                                                                  80,767
                                                                --------
            SERVICES -- 15.3%
   383      Autodesk, Inc. (D)................................    13,324
    22      Corporate Executive Board Co. ....................     1,990
   168      Equifax, Inc. ....................................     6,184
   159      Fluor Corp. ......................................    12,238
    57      Manpower, Inc. ...................................     3,462

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SERVICES -- (CONTINUED)
   143      Monster Worldwide, Inc. (D).......................  $  5,190
   140      Moody's Corp. ....................................     9,183
   111      Starwood Hotels & Resorts.........................     6,335
   176      United Parcel Service, Inc. Class B...............    12,636
    81      Viacom, Inc. Class B (D)..........................     2,997
   336      Walt Disney Co. ..................................    10,384
   165      XM Satellite Radio Holdings, Inc. Class A (D).....     2,132
                                                                --------
                                                                  86,055
                                                                --------
            TECHNOLOGY -- 35.5%
   423      Adobe Systems, Inc. (D)...........................    15,851
   160      America Movil S.A. de C.V. ADR....................     6,317
   261      American Tower Corp. Class A (D)..................     9,524
   102      Apple Computer, Inc. (D)..........................     7,871
   783      Cisco Systems, Inc. (D)...........................    18,013
   160      Danaher Corp. ....................................    11,013
   315      General Electric Co. .............................    11,109
    39      Google, Inc. (D)..................................    15,558
   165      Hewlett-Packard Co. ..............................     6,071
   259      Linear Technology Corp. ..........................     8,047
   468      Marvell Technology Group Ltd. (D).................     9,069
   510      Medtronic, Inc. ..................................    23,703
   433      Motorola, Inc. ...................................    10,830
   682      Network Appliance, Inc. (D).......................    25,254
   489      Oracle Corp. (D)..................................     8,676
   131      Qualcomm, Inc. ...................................     4,754
   139      SanDisk Corp. (D).................................     7,417
                                                                --------
                                                                 199,077
                                                                --------
            TRANSPORTATION -- 2.8%
   222      General Dynamics Corp. ...........................    15,877
                                                                --------
            UTILITIES -- 1.7%
   153      TXU Corp. ........................................     9,562
                                                                --------
            Total common stock
              (cost $527,891).................................  $559,228
                                                                --------
PRINCIPAL
AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 0.4%
            REPURCHASE AGREEMENTS @ -- 0.4%
  $  2      Bank of America Securities Joint Repurchase
              Agreement,
              4.80%, 10/02/2006...............................  $      2
   875      Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.37%, 10/02/2006...............................       875
   211      Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.33%, 10/02/2006...............................       211

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS @ -- (CONTINUED)
  $201      Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.35%, 10/02/2006...............................  $    201
   699      UBS Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 10/02/2006...............................       699
                                                                --------
            Total short-term investments
              (cost $1,988)...................................  $  1,988
                                                                --------
            Total investments in securities
              (cost $529,879) (C).............................  $561,216
            Other assets & liabilities........................       569
                                                                --------
            Total net assets..................................  $561,785
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.21% of total net assets at September 30, 2006.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $529,931 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 58,137
      Unrealized depreciation........................   (26,852)
                                                       --------
      Net unrealized appreciation....................  $ 31,285
                                                       ========

  (D)Currently non-income producing.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

The accompanying notes are an integral part of these financial statements.

 HARTFORD GROWTH OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 98.1%
            BASIC MATERIALS -- 6.2%
     322    Cameco Corp. (G)..................................  $   11,783
     666    Companhia Vale do Rio Doce ADR....................      14,361
     402    Jarden Corp. (D)(G)...............................      13,251
     123    Potash Corp. of Saskatchewan......................      12,847
      55    Rio Tinto plc ADR.................................      10,506
     109    Wacker Chemie AG (D)(A)...........................      12,818
                                                                ----------
                                                                    75,566
                                                                ----------
            CAPITAL GOODS -- 3.0%
     145    Alliant Techsystems, Inc. (D).....................      11,713
     230    Boeing Co. .......................................      18,104
     187    Joy Global, Inc. .................................       7,018
                                                                ----------
                                                                    36,835
                                                                ----------
            CONSUMER CYCLICAL -- 9.1%
     136    Altria Group, Inc. ...............................      10,403
     398    California Pizza Kitchen, Inc. (D)................      11,918
     557    eBay, Inc. (D)....................................      15,802
     332    Foster Wheeler Ltd. (D)...........................      12,804
      --    GameStop Corp. Class A (D)........................          --
      48    GameStop Corp. Class B (D)........................       2,151
     582    Hot Topic, Inc. (D)...............................       6,481
     364    Kohl's Corp. (D)..................................      23,611
      59    Nintendo Co. Ltd. (A).............................      12,248
     451    Tiffany & Co. ....................................      14,963
                                                                ----------
                                                                   110,381
                                                                ----------
            CONSUMER STAPLES -- 1.0%
     231    Alberto-Culver Co. ...............................      11,696
                                                                ----------
            ENERGY -- 3.1%
     188    Chevron Corp. ....................................      12,207
     222    ConocoPhillips....................................      13,216
     426    Halliburton Co. ..................................      12,128
                                                                ----------
                                                                    37,551
                                                                ----------
            FINANCE -- 7.3%
     355    Citigroup, Inc. ..................................      17,638
     288    Dade Behring Holdings, Inc. ......................      11,562
     491    E* Trade Financial Group (D)......................      11,740
     512    Nasdaq Stock Market, Inc. (D).....................      15,486
     333    Nuveen Investments, Inc. Class A..................      17,039
     243    State Street Corp. ...............................      15,151
                                                                ----------
                                                                    88,616
                                                                ----------
            HEALTH CARE -- 18.1%
     276    Alkermes, Inc. (D)................................       4,381
     255    Amylin Pharmaceuticals, Inc. (D)(G)...............      11,255
     251    Astellas Pharma, Inc. (A).........................      10,117
     270    AtheroGenics, Inc. (D)(G).........................       3,552
     458    Auxilium Pharmaceuticals, Inc. (D)(G).............       4,636
     265    Cephalon, Inc. (D)(G).............................      16,333
     134    Covance, Inc. (D).................................       8,902
     342    Digene Corp. (D)..................................      14,759
     234    Eisai Co., Ltd. (A)...............................      11,315

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            HEALTH CARE -- (CONTINUED)
     591    Elan Corp. plc ADR (D)(G).........................  $    9,087
     187    Eli Lilly & Co. ..................................      10,665
     147    Encysive Pharmaceuticals, Inc. (D)(G).............         633
     386    Forest Laboratories, Inc. (D).....................      19,525
     635    Health Management Associates, Inc. Class A........      13,274
     161    ICOS Corp. (D)(G).................................       4,022
     400    Kyphon, Inc. (D)(G)...............................      14,968
     209    Medicines Co. (D)(G)..............................       4,706
     308    Pharmaceutical Product Development, Inc. .........      10,993
   1,152    Schering-Plough Corp. ............................      25,457
     793    Shionogi & Co., Ltd. (A)..........................      14,586
     184    Vertex Pharmaceuticals, Inc. (D)..................       6,192
                                                                ----------
                                                                   219,358
                                                                ----------
            SERVICES -- 12.0%
     311    Accenture Ltd. Class A............................       9,868
     409    Bankrate, Inc. (D)(G).............................      10,850
     163    CheckFree Corp. (D)...............................       6,739
     464    Comcast Corp. Class A (D).........................      17,113
     537    DreamWorks Animation SKG, Inc. (D)................      13,364
     352    Equifax, Inc. ....................................      12,933
     133    Fluor Corp. ......................................      10,219
     269    Focus Media Holding Ltd. ADR (D)(G)...............      15,563
     315    MoneyGram International, Inc. ....................       9,145
     184    Stericycle, Inc. (D)..............................      12,869
     531    Tetra Technologies, Inc. (D)......................       9,241
     579    Walt Disney Co. ..................................      17,897
                                                                ----------
                                                                   145,801
                                                                ----------
            TECHNOLOGY -- 33.0%
   1,475    Activision, Inc. (D)..............................      22,273
     566    Adobe Systems, Inc. (D)...........................      21,182
     296    Amdocs Ltd. (D)...................................      11,733
     416    American Tower Corp. Class A (D)..................      15,166
     139    Baidu.com ADR (G).................................      12,177
     333    Cognos, Inc. (D)..................................      12,147
     662    Corning, Inc. (D).................................      16,162
     956    Evergreen Solar, Inc. (G).........................       7,934
     259    Garmin Ltd. (G)...................................      12,624
     432    General Electric Co. .............................      15,253
      30    Google, Inc. (D)..................................      12,097
     530    Hewlett-Packard Co. ..............................      19,460
     785    Integrated Device Technology, Inc. (D)............      12,612
     277    Leap Wireless International, Inc. (D).............      13,432
     451    Linear Technology Corp. ..........................      14,048
     452    Medtronic, Inc. ..................................      21,000
     705    Microsoft Corp. ..................................      19,265
   1,880    Move, Inc. (D)....................................       9,231
     968    Network Appliance, Inc. (D).......................      35,807
   1,362    O2Micro International Ltd. ADR (D)................       9,414
     942    Oracle Corp. (D)..................................      16,708
     519    Red Hat, Inc. (D).................................      10,934
     710    Redback Networks, Inc. (D)........................       9,849
      21    Samsung Electronics Co., Ltd. (A).................      14,524
   2,920    Tencent Holdings Ltd. (A).........................       6,712

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     720    VeriFone Holdings, Inc. (D)(G)....................  $   20,562
     289    Verint Systems, Inc. (D)..........................       8,684
                                                                ----------
                                                                   400,990
                                                                ----------
            TRANSPORTATION -- 1.3%
     446    GOL Linhas Aereas Inteligentes S.A. ADR (G).......      15,310
                                                                ----------
            UTILITIES -- 4.0%
     702    Suntech Power Holdings Co. Ltd. ADR (D)(G)........      18,140
     276    TXU Corp. ........................................      17,243
     216    Veolia Environment S.A. (A)(G)....................      13,005
                                                                ----------
                                                                    48,388
                                                                ----------
            Total common stock
              (cost $1,075,747)...............................  $1,190,492
                                                                ----------
SHORT-TERM INVESTMENTS -- 12.6%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 12.6%
 153,072    BNY Institutional Cash Reserve Fund,
              5.34% (L).......................................  $  153,072
                                                                ----------
            Total short-term investments
              (cost $153,072).................................  $  153,072
                                                                ----------
            Total investments in securities
              (cost $1,228,819) (C)...........................  $1,343,564
                                                                ----------
            Other assets & liabilities........................    (130,392)
                                                                ----------
            Total net assets..................................  $1,213,172
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.17% of total net assets at September 30, 2006.
  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006, was $95,325, which represents 7.86% of total net assets.
  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $1,229,601 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $138,215
      Unrealized depreciation........................   (24,252)
                                                       --------
      Net unrealized appreciation....................  $113,963
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Euro                                             Sell             $4,798          $4,809          10/02/06              $11
Japanese Yen                                     Sell             2,432            2,440          10/03/06                8
                                                                                                                        ---
                                                                                                                        $19
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 HIGH YIELD HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.1%
              TRANSPORTATION -- 2.1%
$     1,701   American Airlines, Inc.,
                7.38%, 05/23/2019...............................  $   1,567
      1,420   Continental Airlines, Inc.,
                6.80%, 08/02/2018...............................      1,382
      3,121   Continental Airlines, Inc.,
                7.37%, 12/15/2015...............................      3,090
      3,660   Continental Airlines, Inc.,
                7.57%, 12/01/2006 (G)...........................      3,660
      2,278   Continental Airlines, Inc.,
                8.39%, 11/01/2020...............................      2,221
      2,943   Delta Air Lines, Inc.,
                7.38%, 05/18/2010 (F)...........................      2,947
                                                                  ---------
              Total asset & commercial mortgage
                backed securities
                (cost $14,672)..................................  $  14,867
                                                                  ---------
CORPORATE BONDS: INVESTMENT GRADE -- 1.4%
              FINANCE -- 0.8%
      1,780   Kazkommerts International B.V.,
                7.88%, 04/07/2014 (I)...........................  $   1,807
      1,430   Kazkommerts International B.V.,
                8.00%, 11/03/2015 (I)(G)........................      1,444
      2,425   TuranAlem Finance B.V.,
                8.00%, 03/24/2014...............................      2,418
                                                                  ---------
                                                                      5,669
                                                                  ---------
              TECHNOLOGY -- 0.3%
      1,955   Valor Telecommunications Enterprises LLC,
                7.75%, 02/15/2015...............................      2,082
                                                                  ---------
              TRANSPORTATION -- 0.3%
      1,875   Royal Caribbean Cruises Ltd.,
                7.00%, 06/15/2013 (G)...........................      1,896
                                                                  ---------
              Total corporate bonds: investment grade
                (cost $9,552)...................................  $   9,647
                                                                  ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 93.4%
              BASIC MATERIALS -- 12.0%
      1,610   Ainsworth Lumber Co. Ltd.,
                7.25%, 10/01/2012 (G)...........................  $   1,191
      2,750   AK Steel Corp.,
                7.75%, 06/15/2012...............................      2,676
      1,400   Allegheny Technologies, Inc.,
                8.38%, 12/15/2011...............................      1,474
        720   Arco Chemical Co.,
                10.25%, 11/01/2010 (G)..........................        781
          2   Asia Aluminum Holdings Ltd.,
                8.00%, 12/23/2011 (I)(G)........................          2
      2,450   Boise Cascade LLC,
                7.13%, 10/15/2014...............................      2,285
      3,180   Bowater, Inc.,
                8.39%, 03/15/2010 (L)(G)........................      3,224
      2,770   Bowater, Inc.,
                9.50%, 10/15/2012...............................      2,812

 PRINCIPAL                                                         MARKET
AMOUNT (B)                                                        VALUE (W)
-----------                                                       ---------
$     2,000   Chaparral Steel Co.,
                10.00%, 07/15/2013..............................  $   2,230
      1,285   Cooper-Standard Automotive, Inc.,
                8.38%, 12/15/2014 (G)...........................        944
      3,165   Crown Americas, Inc.,
                7.75%, 11/15/2015...............................      3,205
      1,650   Crown Cork & Seal Co., Inc.,
                8.00%, 04/15/2023...............................      1,576
      3,400   Domtar, Inc.,
                7.13%, 08/15/2015 (G)...........................      3,162
      5,880   Equistar Chemicals L.P.,
                8.75%, 02/15/2009 (G)...........................      6,086
      7,515   Goodyear Tire & Rubber Co.,
                11.25%, 03/01/2011..............................      8,285
      2,710   Graham Packaging Co., Inc.,
                9.88%, 10/15/2014 (G)...........................      2,663
      3,026   Huntsman International LLC,
                9.88%, 03/01/2009 (G)...........................      3,155
  EUR   127   Huntsman International LLC,
                10.13%, 07/01/2009..............................        164
      2,923   Koppers, Inc.,
                9.88%, 10/15/2013...............................      3,164
      1,970   Mobile Services Group, Inc.,
                9.75%, 08/01/2014 (I)...........................      2,019
 EUR  3,250   Nalco Co.,
                7.75%, 11/15/2011...............................      4,338
      3,640   Norampac, Inc.,
                6.75%, 06/01/2013 (G)...........................      3,440
      2,150   Nova Chemicals Corp.,
                8.40%, 11/15/2013 (L)...........................      2,193
      2,415   Owens-Brockway Glass Container, Inc.,
                8.88%, 02/15/2009...............................      2,481
      2,560   Owens-Illinois, Inc.,
                7.80%, 05/15/2018...............................      2,432
      2,800   Peabody Energy Corp.,
                6.88%, 03/15/2013...............................      2,758
      3,450   PolyOne Corp.,
                8.88%, 05/01/2012 (G)...........................      3,485
      1,350   Potlatch Corp.,
                9.12%, 12/01/2009 (L)...........................      1,578
      2,835   Rockwood Specialties Group, Inc.,
                7.50%, 11/15/2014...............................      2,792
      1,052   Rockwood Specialties Group, Inc.,
                10.63%, 05/15/2011..............................      1,126
      3,800   Smurfit-Stone Container Enterprises, Inc.,
                8.38%, 07/01/2012...............................      3,648
      4,105   Verso Paper Holdings LLC,
                11.38%, 08/01/2016 (I)..........................      4,074
                                                                  ---------
                                                                     85,443
                                                                  ---------
              CAPITAL GOODS -- 1.9%
      2,845   Bombardier, Inc.,
                6.30%, 05/01/2014 (I)...........................      2,553
      2,000   Bombardier, Inc.,
                6.75%, 05/01/2012 (I)...........................      1,905
      2,800   Case Corp.,
                7.25%, 01/15/2016...............................      2,825

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
              CAPITAL GOODS -- (CONTINUED)
$     2,052   K2, Inc.,
                7.38%, 07/01/2014...............................  $   1,998
        770   L-3 Communications Corp.,
                3.00%, 08/01/2035...............................        783
      1,800   Xerox Capital Trust I,
                8.00%, 02/01/2027...............................      1,836
      1,445   Xerox Corp.,
                9.75%, 01/15/2009...............................      1,564
                                                                  ---------
                                                                     13,464
                                                                  ---------
              CONSUMER CYCLICAL -- 12.5%
      5,600   Albertson's, Inc.,
                7.25%, 05/01/2013...............................      5,536
      2,155   Amerigas Partners L.P.,
                7.25%, 05/20/2015...............................      2,147
      5,680   ArvinMeritor, Inc.,
                8.75%, 03/01/2012 (G)...........................      5,439
      3,600   Asbury Automotive Group, Inc.,
                9.00%, 06/15/2012...............................      3,686
      1,840   Autonation, Inc.,
                7.51%, 04/15/2013 (I)(L)........................      1,863
      2,840   Beazer Homes USA, Inc.,
                8.63%, 05/15/2011...............................      2,865
      2,810   Brown Shoe Co., Inc.,
                8.75%, 05/01/2012...............................      2,936
      2,100   Builders FirstSource, Inc.,
                9.65%, 02/15/2012 (L)...........................      2,058
      4,000   Ford Capital B.V.,
                9.50%, 06/01/2010...............................      3,880
      3,180   Ford Motor Co.,
                7.45%, 07/16/2031 (G)...........................      2,457
      6,450   General Motors Corp.,
                6.38%, 05/01/2008 (G)...........................      6,240
      4,565   General Motors Corp.,
                7.13%, 07/15/2013 (G)...........................      4,011
      2,295   GSC Holdings Corp.,
                8.00%, 10/01/2012 (G)...........................      2,364
      1,645   Ingles Markets, Inc.,
                8.88%, 12/01/2011...............................      1,715
      1,220   Interline Brands, Inc.,
                8.13%, 06/15/2014...............................      1,235
      1,875   K. Hovnanian Enterprises, Inc.,
                6.25%, 01/15/2015 (G)...........................      1,662
      2,900   KB Home & Broad Home Corp.,
                6.38%, 08/15/2011...............................      2,802
      2,300   Levi Strauss & Co.,
                9.75%, 01/15/2015...............................      2,386
      4,065   Neiman Marcus Group, Inc.,
                10.38%, 10/15/2015 (G)..........................      4,390
      3,120   NPC International, Inc.,
                9.50%, 05/01/2014 (I)(G)........................      3,073
      2,160   Perry Ellis International, Inc.,
                8.88%, 09/15/2013 (G)...........................      2,128
      3,695   Phillips Van-Heusen Corp.,
                7.75%, 11/15/2023...............................      3,760

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
              CONSUMER CYCLICAL -- (CONTINUED)
$     2,145   Ply Gem Industries, Inc.,
                9.00%, 02/15/2012 (G)...........................  $   1,711
      3,640   SGS International, Inc.,
                12.00%, 12/15/2013..............................      3,675
      2,435   Stater Brothers Holdings, Inc.,
                8.13%, 06/15/2012 (G)...........................      2,447
      3,175   Technical Olympic USA, Inc.,
                9.00%, 07/01/2010 (G)...........................      3,020
      1,740   Technical Olympic USA, Inc.,
                10.38%, 07/01/2012 (G)..........................      1,505
      5,090   Tenneco, Inc.,
                8.63%, 11/15/2014 (G)...........................      5,026
      2,795   United Auto Group, Inc.,
                9.63%, 03/15/2012...............................      2,963
                                                                  ---------
                                                                     88,980
                                                                  ---------
              CONSUMER STAPLES -- 2.6%
      1,755   Constellation Brands, Inc.,
                7.25%, 09/01/2016...............................      1,775
      1,750   Dean Foods Co.,
                7.00%, 06/01/2016...............................      1,750
      2,100   Del Laboratories, Inc.,
                10.49%, 11/01/2011 (L)..........................      2,174
      4,505   Dole Food Co., Inc.,
                8.63%, 05/01/2009...............................      4,403
      1,495   Nutro Products, Inc.,
                9.23%, 10/15/2013 (I)(L)(G).....................      1,538
      2,720   Nutro Products, Inc.,
                10.75%, 04/15/2014 (I) (M)......................      2,910
      1,915   Pierre Foods, Inc.,
                9.88%, 07/15/2012...............................      1,944
      2,050   Pinnacle Foods Group, Inc.,
                8.25%, 12/01/2013...............................      2,053
                                                                  ---------
                                                                     18,547
                                                                  ---------
              ENERGY -- 3.4%
      1,190   Amerigas Partners L.P.,
                7.13%, 05/20/2016...............................      1,172
      1,339   Chesapeake Energy Corp.,
                2.75%, 11/15/2035 +.............................      1,369
      1,735   Chesapeake Energy Corp.,
                6.63%, 01/15/2016...............................      1,674
      2,720   Comstock Resources, Inc.,
                6.88%, 03/01/2012 (G)...........................      2,594
      3,570   Encore Acquisition Co.,
                7.25%, 12/01/2017...............................      3,436
      1,897   Ferrell Gas Partners L.P.,
                8.75%, 06/15/2012...............................      1,973
      2,600   Inergy L.P.,
                8.25%, 03/01/2016...............................      2,691
      1,537   Magnum Hunter Resources, Inc.,
                9.60%, 03/15/2012...............................      1,625
      1,000   Naftogaz Ukrainy,
                8.13%, 09/30/2009...............................        962

The accompanying notes are an integral part of these financial statements.

 HIGH YIELD HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
AMOUNT (B)                                                        VALUE (W)
-----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
              ENERGY -- (CONTINUED)
$     2,825   Petrohawk Energy Corp.,
                9.13%, 07/15/2013 (I)...........................  $   2,839
      3,500   Pogo Producing Co.,
                7.88%, 05/01/2013 (I)...........................      3,566
                                                                  ---------
                                                                     23,901
                                                                  ---------
              FINANCE -- 13.7%
      6,150   American Real Estate Partners L.P.,
                7.13%, 02/15/2013...............................      6,119
      3,430   Atlantic Broadband Finance LLC,
                9.38%, 01/15/2014 (G)...........................      3,353
      2,490   Avis Budget Car Rental,
                7.91%, 05/15/2014 (I)(L)(G).....................      2,440
      3,857   BCP Crystal Holdings Corp.,
                9.63%, 06/15/2014...............................      4,185
      1,635   Crescent Real Estate Equities L.P.,
                9.25%, 04/15/2009...............................      1,692
      3,440   El Paso Performance-Linked Trust,
                7.75%, 07/15/2011 (I)...........................      3,535
      1,000   Felcor Lodging L.P.,
                8.50%, 06/01/2011...............................      1,059
      3,680   Ford Motor Credit Co.,
                6.75%, 08/15/2008...............................      3,567
      9,765   Ford Motor Credit Co.,
                7.08%, 01/15/2010 (L)...........................      9,209
      4,600   Ford Motor Credit Co.,
                7.38%, 02/01/2011 (G)...........................      4,415
      4,565   Ford Motor Credit Co.,
                9.96%, 04/15/2012 (L)...........................      4,777
     17,530   General Motors Acceptance Corp.,
                6.88%, 09/15/2011...............................     17,435
      3,900   General Motors Acceptance Corp.,
                6.88%, 08/28/2012...............................      3,860
      3,235   Hertz Corp.,
                10.50%, 01/01/2016 (I)(G).......................      3,559
      2,800   Host Marriott L.P.,
                6.75%, 06/01/2016...............................      2,762
      2,020   LPL Holdings, Inc.,
                10.75%, 12/15/2015 (I)..........................      2,141
 EUR  1,500   Nell Af Sarl,
                8.38%, 08/15/2015 (I)...........................      1,950
      3,520   Nell Af Sarl,
                8.38%, 08/15/2015 (I)(G)........................      3,494
      3,500   Rainbow National Services LLC,
                10.38%, 09/01/2014 (I)..........................      3,955
      3,600   Smurfit Kappa Funding PLC,
                9.63%, 10/01/2012...............................      3,798
      3,465   United Rentals NA, Inc.,
                6.50%, 02/15/2012...............................      3,344
      3,290   Universal City Florida,
                10.24%, 05/01/2010 (L)..........................      3,380
      3,315   Universal Hospital Services,
                10.13%, 11/01/2011..............................      3,481
                                                                  ---------
                                                                     97,510
                                                                  ---------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
              HEALTH CARE -- 4.4%
$     2,690   Accellent, Inc.,
                10.50%, 12/01/2013..............................  $   2,798
      3,505   Biovail Corp.,
                7.88%, 04/01/2010...............................      3,504
      2,615   CRC Health Corp.,
                10.75%, 02/01/2016..............................      2,720
      5,695   HCA, Inc.,
                7.88%, 02/01/2011 (G)...........................      5,446
      3,420   Healthsouth Corp.,
                11.32%, 06/15/2014 (I)(L).......................      3,488
      2,835   IASIS Healthcare Capital Corp.,
                8.75%, 06/15/2014...............................      2,743
      3,125   Multiplan Corp.,
                10.38%, 04/15/2016 (I)..........................      3,141
      2,800   National Mentor Holdings, Inc.,
                11.25%, 07/01/2014 (I)..........................      2,912
      1,915   Select Medical Corp.,
                11.18%, 09/15/2015 (L)(G).......................      1,685
      3,450   Tenet Healthcare Corp.,
                6.50%, 06/01/2012...............................      3,021
                                                                  ---------
                                                                     31,458
                                                                  ---------
              SERVICES -- 17.1%
      4,688   Allbritton Communications Co.,
                7.75%, 12/15/2012...............................      4,723
      1,655   Allied Waste North America, Inc.,
                5.75%, 02/15/2011 (G)...........................      1,587
      1,100   Allied Waste North America, Inc.,
                7.88%, 04/15/2013...............................      1,125
        233   Allied Waste North America, Inc.,
                9.25%, 09/01/2012...............................        248
      3,395   Ameripath, Inc.,
                10.50%, 04/01/2013..............................      3,599
      3,185   Boyd Gaming Corp.,
                7.75%, 12/15/2012 (G)...........................      3,269
      2,370   Cablevision Systems Corp.,
                9.62%, 04/01/2009 (L)...........................      2,521
        400   Century Communications Corp.,
                8.88%, 01/15/2007 (D)(G)(E).....................        444
      2,710   Charter Communications Operating LLC,
                8.38%, 04/30/2014 (I)...........................      2,754
      5,390   Dex Media West, LLC,
                8.00%, 11/15/2013...............................      5,349
      5,277   Dex Media West, LLC,
                9.88%, 08/15/2013...............................      5,699
     19,000   Dow Jones CDX HY,
                8.38%, 12/29/2011 (I)...........................     19,000
      2,410   EchoStar Communications Corp.,
                5.75%, 05/15/2008 (G)...........................      2,416
      1,400   Echostar DBS Corp.,
                6.38%, 10/01/2011...............................      1,363
      1,800   Education Management LLC,
                10.25%, 06/01/2016 (I)..........................      1,841
      1,765   Herbst Gaming, Inc.,
                7.00%, 11/15/2014...............................      1,712

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
              SERVICES -- (CONTINUED)
$     2,855   Intrawest Corp.,
                7.50%, 10/15/2013...............................  $   3,065
      3,475   Knowledge Learning Center, Inc.,
                7.75%, 02/01/2015 (I)...........................      3,249
      2,900   Liberty Media Corp.,
                8.25%, 02/01/2030 (G)...........................      2,895
      3,465   Lodgenet Entertainment Corp.,
                9.50%, 06/15/2013...............................      3,707
      1,455   MGM Mirage, Inc.,
                6.75%, 09/01/2012...............................      1,435
      1,770   MGM Mirage, Inc.,
                6.75%, 04/01/2013...............................      1,739
      1,860   MTR Gaming Group, Inc.,
                9.00%, 06/01/2012 (I)...........................      1,869
      1,815   Network Communications, Inc.,
                10.75%, 12/01/2013..............................      1,815
      3,100   Nielsen Finance LLC,
                10.00%, 08/01/2014 (I)..........................      3,205
      4,540   Penn National Gaming, Inc.,
                6.75%, 03/01/2015...............................      4,421
      1,700   Pokagon Gaming Authority,
                10.38%, 06/15/2014 (I)..........................      1,813
      3,070   Quebecor World Capital Corp.,
                8.75%, 03/15/2016 (I)(G)........................      2,955
      3,755   Sheridan Group, Inc.,
                10.25%, 08/15/2011..............................      3,802
      3,645   Sirius Satellite Radio, Inc.,
                9.63%, 08/01/2013 (G)...........................      3,563
      4,000   Station Casinos, Inc.,
                6.50%, 02/01/2014...............................      3,745
      1,320   Station Casinos, Inc.,
                6.88%, 03/01/2016 (G)...........................      1,238
      2,060   Stewart Enterprises, Inc.,
                6.25%, 02/15/2013...............................      1,905
      6,030   SunGard Data Systems, Inc.,
                10.25%, 08/15/2015 (G)..........................      6,211
        695   Time Warner Telecom Holdings, Inc.,
                9.41%, 02/15/2011 (L)(G)........................        709
      2,050   Town Sports International, Inc.,
                9.63%, 04/15/2011...............................      2,153
      3,500   Unisys Corp.,
                7.88%, 04/01/2008 (G)...........................      3,491
      3,665   Wynn Las Vegas LLC,
                6.63%, 12/01/2014 (G)...........................      3,555
      1,580   Xm Satellite Radio, Inc.,
                9.75%, 05/01/2014...............................      1,509
                                                                  ---------
                                                                    121,699
                                                                  ---------
              TECHNOLOGY -- 19.1%
      2,985   Advanced Micro Devices, Inc.,
                7.75%, 11/01/2012...............................      3,030
      1,710   Amkor Technologies, Inc.,
                10.50%, 05/01/2009 (G)..........................      1,719
      2,275   Broadview Networks Holdings, Inc.,
                11.38%, 09/01/2012 (I)..........................      2,315

 PRINCIPAL                                                         MARKET
AMOUNT (B)                                                        VALUE (W)
-----------                                                       ---------
              TECHNOLOGY -- (CONTINUED)
$     3,470   Centennial Communications Corp.,
                11.26%, 01/01/2013 (L)(G).......................  $   3,583
      8,645   Charter Communications Holdings LLC,
                9.92%, 04/01/2011 (G)...........................      6,700
      3,600   Charter Communications Operating LLC,
                8.00%, 04/30/2012 (I)...........................      3,627
      2,800   Cincinnati Bell, Inc.,
                7.25%, 07/15/2013...............................      2,863
      5,040   Citizens Communications Co.,
                9.00%, 08/15/2031...............................      5,404
      3,570   Clarke American Corp.,
                11.75%, 12/15/2013..............................      3,695
      2,680   Digicel Ltd.,
                9.25%, 09/01/2012 (I)...........................      2,781
      1,275   Dobson Cellular Systems,
                8.38%, 11/01/2011 (I)...........................      1,324
      2,830   Dobson Communications Corp.,
                9.76%, 10/15/2012 (L)(G)........................      2,887
      2,800   Flextronics International Ltd.,
                6.50%, 05/15/2013...............................      2,772
      3,490   Hawaiian Telcom Communications, Inc.,
                10.79%, 05/01/2013 (L)..........................      3,569
      2,805   Inmarsat Finance plc,
                7.63%, 06/30/2012...............................      2,889
      3,590   Insight Midwest L.P.,
                10.50%, 11/01/2010..............................      3,716
      2,185   Intelsat Bermuda Ltd.,
                11.25%, 06/15/2016 (I)..........................      2,322
      5,515   Intelsat Bermuda Ltd.,
                11.58%, 06/15/2013 (I)(L)(G)....................      5,791
      3,300   Intelsat Subsidiary Holding Co. Ltd.,
                8.25%, 01/15/2013...............................      3,341
      3,615   Itron, Inc.,
                7.75%, 05/15/2012...............................      3,723
      3,405   Level 3 Communications Corp.,
                6.13%, 07/15/2013...............................      3,311
      3,280   Level 3 Financing, Inc.,
                12.25%, 03/15/2013 (G)..........................      3,657
      2,594   Lucent Technologies, Inc.,
                6.45%, 03/15/2029...............................      2,309
      3,500   MagnaChip Semiconductor,
                6.88%, 12/15/2011...............................      2,800
      3,500   Mediacom LLC,
                9.50%, 01/15/2013 (G)...........................      3,579
 EUR  1,750   Nordic Telecommunications Co.,
                8.25%, 05/01/2016 (I)...........................      2,397
      5,475   Nortel Networks Ltd.,
                10.75%, 07/15/2016 (I)..........................      5,858
      3,400   NTL Cable plc,
                9.13%, 08/15/2016...............................      3,511
      6,570   Qwest Communications International, Inc.,
                7.50%, 02/15/2014 (G)...........................      6,586
      2,300   Qwest Corp.,
                7.50%, 06/15/2023 (G)...........................      2,277
      3,340   Qwest Corp.,
                7.88%, 09/01/2011...............................      3,507

The accompanying notes are an integral part of these financial statements.

 HIGH YIELD HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
AMOUNT (B)                                                        VALUE (W)
-----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
              TECHNOLOGY -- (CONTINUED)
$     1,600   Rogers Wireless, Inc.,
                9.75%, 06/01/2016 (G)...........................  $   2,008
      2,000   Rural Cellular Corp.,
                8.25%, 03/15/2012...............................      2,060
        560   SanDisk Corp.,
                1.00%, 05/15/2013 (G)...........................        533
      2,650   Sanmina-SCI Corp.,
                8.13%, 03/01/2016 (G)...........................      2,597
      3,015   Seagate Technology Holdings,
                6.80%, 10/01/2016...............................      3,000
 EUR  1,625   Sensata Technologies B.V.,
                9.00%, 05/01/2016 (I)...........................      2,083
      3,135   Solectron Global Finance Ltd.,
                8.00%, 03/15/2016 (G)...........................      3,104
      2,725   STATS ChipPAC Ltd.,
                7.50%, 07/19/2010 (G)...........................      2,711
      3,300   UGS Corp.,
                10.00%, 06/01/2012..............................      3,564
 EUR  1,600   Wind Acquisition,
                9.75%, 12/01/2015 (I)...........................      2,257
      4,615   Windstream Corp.,
                8.63%, 08/01/2016 (I)(G)........................      4,938
                                                                  ---------
                                                                    136,698
                                                                  ---------
              TRANSPORTATION -- 0.2%
      1,625   PHI, Inc.,
                7.13%, 04/15/2013 (I)...........................      1,540
                                                                  ---------
              UTILITIES -- 6.5%
      3,675   AES China Generating Co.,
                8.25%, 06/26/2010...............................      3,611
      3,110   Atlas Pipeline Partners L.P.,
                8.13%, 12/15/2015...............................      3,164
      4,000   Chivor S.S. E.S.P.,
                9.75%, 12/30/2014...............................      4,380
      3,625   Colorado Interstate Gas Co.,
                6.80%, 11/15/2015...............................      3,653
      2,750   Copano Energy LLC,
                8.13%, 03/01/2016...............................      2,784
      2,275   Dynegy Holdings, Inc.,
                8.38%, 05/01/2016...............................      2,315
      3,515   Edison Mission Energy,
                7.50%, 06/15/2013 (I)...........................      3,550
      1,643   Elwood Energy LLC,
                8.16%, 07/05/2026...............................      1,729
      3,440   Markwest Energy Partners L.P.,
                8.50%, 07/15/2016 (I)...........................      3,466
      2,400   Mirant Americas Generation LLC,
                8.30%, 05/01/2011...............................      2,403
      2,075   NRG Energy, Inc.,
                7.25%, 02/01/2014...............................      2,059
      3,620   NRG Energy, Inc.,
                7.38%, 02/01/2016...............................      3,597
      1,700   PSEG Energy Holdings LLC,
                8.50%, 06/15/2011...............................      1,811

 PRINCIPAL                                                         MARKET
AMOUNT (B)                                                        VALUE (W)
-----------                                                       ---------
              UTILITIES -- (CONTINUED)
$     2,900   Reliant Energy, Inc.,
                6.75%, 12/15/2014...............................  $   2,759
      2,712   Tenaska Alabama Partners L.P.,
                7.00%, 06/30/2021 (I)...........................      2,657
      2,275   Transcontinental Gas Pipe Line Corp.,
                6.40%, 04/15/2016 (I)...........................      2,249
                                                                  ---------
                                                                     46,187
                                                                  ---------
              Total corporate bonds: non-investment grade
                (cost $662,474).................................  $ 665,428
                                                                  ---------
SENIOR FLOATING RATE LOAN INTERESTS (V) -- 0.8%
              HEALTH CARE -- 0.8%
      5,700   HCA, Inc.,
                9.37%, 09/15/2007 (AA) (Q)......................  $   5,643
                                                                  ---------
              Total senior floating rate loan interests
                (cost $5,700)...................................  $   5,643
                                                                  ---------
U.S. GOVERNMENT AGENCIES -- 1.0%
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.0%
JPY 800,000   1.75%, 2008.......................................  $   6,890
                                                                  ---------
              Total U.S. government agencies
                (cost $6,870)...................................  $   6,890
                                                                  ---------
  SHARES
-----------
COMMON STOCK -- 0.0%
              CONSUMER CYCLICAL -- 0.0%
         --   Hosiery Corp. of America, Inc. Class A
                (D)(H)(A).......................................  $      --
                                                                  ---------
              TECHNOLOGY -- 0.0%
         --   XO Holdings, Inc. (D)(H)(G).......................         --
                                                                  ---------
              Total common stock
                (cost $4).......................................  $      --
                                                                  ---------
WARRANTS -- 0.0%
              BASIC MATERIALS -- 0.0%
         --   Pliant Corp. (D)(A)...............................  $      --
                                                                  ---------
              TECHNOLOGY -- 0.0%
         --   XO Holdings, Inc. ................................         --
                                                                  ---------
              Total warrants
                (cost $ --).....................................  $      --
                                                                  ---------
PREFERRED STOCK -- 0.0%
              TECHNOLOGY -- 0.0%
         21   Adelphia Communications Corp. (D).................  $       1
                                                                  ---------
              Total preferred stock
                (cost $513).....................................  $       1
                                                                  ---------
              Total long term investments
                (cost $699,785).................................  $ 702,475
                                                                  ---------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 PRINCIPAL                                                         MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ---------
SHORT-TERM INVESTMENTS -- 19.4%
              REPURCHASE AGREEMENTS @ -- 0.5%
$       932   BNP Paribas Joint Repurchase Agreement,
                5.05%, 10/02/2006...............................  $     932
      1,088   RBS Greenwich Joint Repurchase Agreement,
                5.10%, 10/02/2006...............................      1,088
      1,171   UBS Securities LLC Repurchase Agreement,
                5.05%, 10/02/2006...............................      1,171
                                                                  ---------
                                                                      3,191
                                                                  ---------
  SHARES
-----------
              SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
              LENDING -- 18.9%
    134,713   Navigator Prime Portfolio,
                5.26% (L).......................................    134,713
                                                                  ---------
              Total short-term investments
                (cost $137,904).................................  $ 137,904
                                                                  ---------
              Total investments in securities
                (cost $837,689) (C).............................  $ 840,379
              Other assets & liabilities........................   (127,761)
                                                                  ---------
              Total net assets..................................  $ 712,618
                                                                  =========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.67% of total net assets at September 30, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006 rounds to zero.

  (B)All principal amounts are in U.S. dollars unless otherwise indicated.

      EUR  -- EURO
      JPY  -- Japanese Yen

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $838,662 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 9,254
      Unrealized depreciation.........................   (7,537)
                                                        -------
      Net unrealized appreciation.....................  $ 1,717
                                                        =======

  (D)Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

  (E)Debt security in default due to bankruptcy.

 (F) The company is in bankruptcy. The bond held by the fund is not in default and interest payments are expected in the future.

 (G) Security is partially on loan at September 30, 2006.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD                                                   COST
      ACQUIRED       SHARES/PAR            SECURITY            BASIS
      --------       ----------            --------            -----
      October, 1994       --      Hosiery Corp. of America,
                                  Inc. Class A                 $   4
      May, 2006           --      Xo Holdings, Inc.               --

     The aggregate value of these securities at September 30, 2006 rounds to zero.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2006, was $146,049, which represents 20.49% of total net assets.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

 (AA)The interest rate disclosed for these securities represents an estimated yield as of September 30, 2006.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2006 was $5,700.

 (V) Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2006.

  +  Convertible debt security.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 HIGH YIELD HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE         COUPON RATE       EXPIRATION DATE
                                                                       -------------         -----------       ---------------
      BNP Paribas Joint Repurchase Agreement......................  U.S. Treasury Bonds      5.25% - 7.875%      2021 - 2029
      RBS Greenwich Joint Repurchase Agreement....................  U.S. Treasury Notes    10.375% - 12.00%      2012 - 2013
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bonds      6.25% - 7.625%      2023 - 2025

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2006

                                                                                                                     UNREALIZED
                                                                 MARKET          CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                  TRANSACTION          VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                  -----------         ------          --------         --------         --------------
Euro                                            Sell             $13,896         $14,021          12/01/06              $125
                                                                                                                        ====

The accompanying notes are an integral part of these financial statements.

 HARTFORD INDEX HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 90.1%
            BASIC MATERIALS -- 2.8%
      33    Air Products and Chemicals, Inc. .................  $    2,210
     131    Alcoa, Inc. ......................................       3,670
      15    Allegheny Technologies, Inc. .....................         945
      10    Ashland, Inc. (G).................................         612
      16    Ball Corp. .......................................         635
      16    Bemis Co., Inc. ..................................         519
      28    Consol Energy, Inc. ..............................         879
     145    Dow Chemical Co. .................................       5,644
     139    E.I. DuPont de Nemours & Co. .....................       5,963
      12    Eastman Chemical Co. .............................         670
      43    Eastman Kodak Co. (G).............................         972
      23    Fortune Brands, Inc. .............................       1,713
      30    Freeport-McMoRan Copper & Gold, Inc. Class B......       1,582
      27    Goodyear Tire & Rubber Co. (D)(G).................         389
      17    Hercules, Inc. (D)................................         270
      12    International Flavors & Fragrances, Inc. .........         471
      69    International Paper Co. (G).......................       2,376
      69    Kimberly-Clark Corp. .............................       4,524
      16    Louisiana-Pacific Corp. (G).......................         298
      27    MeadWestvaco Corp. ...............................         726
      68    Newmont Mining Corp. .............................       2,903
      47    Nucor Corp. (G)...................................       2,301
      11    OfficeMax, Inc. ..................................         456
      21    Pactiv Corp. (D)..................................         591
      31    Phelps Dodge Corp. ...............................       2,609
      25    PPG Industries, Inc. .............................       1,670
      49    Praxair, Inc. ....................................       2,881
      22    Rohm & Haas Co. (G)...............................       1,027
      12    Sealed Air Corp. (G)..............................         660
       9    Snap-On, Inc. ....................................         392
      12    Stanley Works.....................................         608
      16    Temple-Inland, Inc. ..............................         658
      19    United States Steel Corp. ........................       1,073
      15    Vulcan Materials Co. .............................       1,142
                                                                ----------
                                                                    54,039
                                                                ----------
            CAPITAL GOODS -- 4.4%
     114    3M Co. ...........................................       8,462
      26    American Standard Cos., Inc. (G)..................       1,104
     210    Applied Materials, Inc. (G).......................       3,718
      50    Baker Hughes, Inc. ...............................       3,390
      11    Black & Decker Corp. (G)..........................         889
     120    Boeing Co. .......................................       9,462
      99    Caterpillar, Inc. ................................       6,514
       8    Cummins, Inc. (G).................................         942
      35    Deere & Co. ......................................       2,928
      23    Eaton Corp. ......................................       1,556
      19    Goodrich Corp. ...................................         762
      25    Hasbro, Inc. .....................................         562
     124    Honeywell International, Inc. ....................       5,055
      63    Illinois Tool Works, Inc. ........................       2,847
      49    Ingersoll-Rand Co. Class A........................       1,846
      51    International Game Technology.....................       2,125
      28    ITT Corp. ........................................       1,430

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            CAPITAL GOODS -- (CONTINUED)
      30    KLA-Tencor Corp. .................................  $    1,339
      27    National Oilwell Varco, Inc. (D)(G)...............       1,552
      52    Northrop Grumman Corp. ...........................       3,540
      19    Novellus Systems, Inc. (D)(G).....................         514
      19    Pall Corp. (G)....................................         579
      18    Parker-Hannifin Corp. ............................       1,407
      33    Pitney Bowes, Inc. ...............................       1,482
      27    Rockwell Automation, Inc. ........................       1,545
      30    Smith International, Inc. ........................       1,172
      30    Teradyne, Inc. (D)................................         391
      19    Textron, Inc. ....................................       1,670
     153    United Technologies Corp. ........................       9,673
     148    Xerox Corp. (D)(G)................................       2,298
                                                                ----------
                                                                    80,754
                                                                ----------
            CONSUMER CYCLICAL -- 8.9%
     316    Altria Group, Inc. ...............................      24,190
      47    Amazon.com, Inc. (D)(G)...........................       1,522
      23    AutoNation, Inc. (D)..............................         485
       8    AutoZone, Inc. (D)................................         826
      14    Avery Dennison Corp. (G)..........................         860
      43    Bed Bath & Beyond, Inc. (D).......................       1,630
      61    Best Buy Co., Inc. ...............................       3,289
      16    Big Lots, Inc. (D)(G).............................         325
      12    Brown-Forman Corp. ...............................         912
      14    Brunswick Corp. ..................................         437
      18    Centex Corp. .....................................         942
      21    Circuit City Stores, Inc. ........................         535
      55    Coach, Inc. (D)...................................       1,899
      71    Costco Wholesale Corp. (G)........................       3,507
      41    D.R. Horton, Inc. ................................         984
      22    Darden Restaurants, Inc. .........................         939
       9    Dillard's, Inc. ..................................         298
      47    Dollar General Corp. .............................         642
     177    eBay, Inc. (D)....................................       5,031
      23    Family Dollar Stores, Inc. (G)....................         670
      82    Federated Department Stores, Inc. ................       3,548
     284    Ford Motor Co. (G)................................       2,298
      81    Gap, Inc. ........................................       1,541
      85    General Motors Corp. .............................       2,840
      26    Genuine Parts Co. ................................       1,117
     312    Home Depot, Inc. .................................      11,302
      34    J. C. Penney Co., Inc. ...........................       2,312
      30    Johnson Controls, Inc. ...........................       2,116
      17    Jones Apparel Group, Inc. ........................         551
      12    KB Home...........................................         521
      49    Kohl's Corp. (D)..................................       3,207
     109    Kroger Co. .......................................       2,525
      27    Leggett & Platt, Inc. (G).........................         683
      21    Lennar Corp. (G)..................................         946
      16    Liz Claiborne, Inc. (G)...........................         616
     231    Lowe's Cos, Inc. .................................       6,473
      51    Ltd. Brands, Inc. ................................       1,359
      60    Masco Corp. (G)...................................       1,648
      57    Mattel, Inc. .....................................       1,125
     185    McDonald's Corp. .................................       7,241

The accompanying notes are an integral part of these financial statements.

 HARTFORD INDEX HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
       9    Navistar International Corp. (D)..................  $      240
      42    Newell Rubbermaid, Inc. (G).......................       1,184
      29    NIKE, Inc. Class B................................       2,532
      35    Nordstrom, Inc. ..................................       1,459
      43    Office Depot, Inc. (D)............................       1,699
      38    PACCAR, Inc. (G)..................................       2,147
      21    Patterson Cos., Inc. (D)(G).......................         706
      32    Pulte Homes, Inc. (G).............................       1,020
      21    RadioShack Corp. .................................         396
      67    Safeway, Inc. (G).................................       2,036
      13    Sears Holdings Corp. (D)..........................       1,992
      17    Sherwin-Williams Co. .............................         948
     110    Staples, Inc. ....................................       2,669
     114    Starbucks Corp. (D)(G)............................       3,885
      32    Supervalu, Inc. (G)...............................         946
      93    Sysco Corp. (G)...................................       3,124
     130    Target Corp. .....................................       7,160
      21    Tiffany & Co. (G).................................         694
      68    TJX Cos., Inc. ...................................       1,903
      13    V.F. Corp. .......................................         978
      11    W.W. Grainger, Inc. ..............................         764
     371    Wal-Mart Stores, Inc. ............................      18,312
      18    Wendy's International, Inc. ......................       1,193
      21    Whole Foods Market, Inc. (G)......................       1,266
      41    Yum! Brands, Inc. ................................       2,129
                                                                ----------
                                                                   165,274
                                                                ----------
            CONSUMER STAPLES -- 5.7%
      12    Alberto-Culver Co. ...............................         597
     116    Anheuser-Busch Cos., Inc. ........................       5,511
      99    Archer Daniels Midland Co. .......................       3,750
      68    Avon Products, Inc. ..............................       2,073
      35    Campbell Soup Co. ................................       1,270
      23    Clorox Co. .......................................       1,436
     308    Coca-Cola Co. ....................................      13,748
      42    Coca-Cola Enterprises, Inc. ......................         867
      78    Colgate-Palmolive Co. ............................       4,844
      77    ConAgra Foods, Inc. (G)...........................       1,887
      32    Constellation Brands, Inc. Class A (D)............         915
      20    Dean Foods Co. (D)................................         849
      20    Estee Lauder Cos., Inc. (G).......................         786
      53    General Mills, Inc. ..............................       3,017
      50    H.J. Heinz Co. ...................................       2,097
      27    Hershey Co. (G)...................................       1,416
      38    Kellogg Co. ......................................       1,867
      20    McCormick & Co., Inc. ............................         756
       7    Molson Coors Brewing Co. .........................         475
      21    Pepsi Bottling Group, Inc. .......................         728
     249    PepsiCo, Inc. ....................................      16,243
     479    Procter & Gamble Co. .............................      29,707
      26    Reynolds American, Inc. (G).......................       1,605
     115    Sara Lee Corp. ...................................       1,845
      38    Tyson Foods, Inc. Class A (G).....................         603
      24    UST, Inc. (G).....................................       1,332

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            CONSUMER STAPLES -- (CONTINUED)
      37    Weyerhaeuser Co. .................................  $    2,289
      33    Wm. Wrigley Jr. Co. ..............................       1,525
                                                                ----------
                                                                   104,038
                                                                ----------
            ENERGY -- 8.9%
      69    Anadarko Petroleum Corp. .........................       3,042
      50    Apache Corp. .....................................       3,141
      45    BJ Services Co. (G)...............................       1,362
      57    Chesapeake Energy Corp. (G).......................       1,655
     332    Chevron Corp. (G).................................      21,521
     249    ConocoPhillips....................................      14,811
      67    Devon Energy Corp. (G)............................       4,206
      37    EOG Resources, Inc. (G)...........................       2,381
     898    Exxon Mobil Corp. ................................      60,221
     156    Halliburton Co. (G)...............................       4,430
      36    Hess Corp. (G)....................................       1,508
      26    KeySpan Corp. ....................................       1,086
      54    Marathon Oil Corp. ...............................       4,160
      28    Murphy Oil Corp. (G)..............................       1,341
      48    Nabors Industries Ltd. (D)(G).....................       1,419
       7    Nicor, Inc. (G)...................................         286
      21    Noble Corp. ......................................       1,329
     130    Occidental Petroleum Corp. .......................       6,259
       6    Peoples Energy Corp. .............................         236
      17    Rowan Cos., Inc. (G)..............................         528
     179    Schlumberger Ltd. ................................      11,084
      39    Sempra Energy.....................................       1,980
      20    Sunoco, Inc. .....................................       1,225
      48    Transocean, Inc. (D)..............................       3,486
      93    Valero Energy Corp. ..............................       4,761
      52    Weatherford International Ltd. (D)................       2,178
      90    Williams Cos., Inc. ..............................       2,146
      55    XTO Energy, Inc. .................................       2,326
                                                                ----------
                                                                   164,108
                                                                ----------
            FINANCE -- 23.5%
      51    ACE Ltd. .........................................       2,780
      83    Aetna, Inc. ......................................       3,271
      81    Aflac, Inc. ......................................       3,720
      98    Allstate Corp. ...................................       6,166
      17    AMBAC Financial Group, Inc. ......................       1,365
     183    American Express Co. .............................      10,285
     406    American International Group, Inc. ...............      26,895
      37    Ameriprise Financial, Inc. .......................       1,726
      52    AmSouth Bancorp...................................       1,501
      48    AON Corp. ........................................       1,609
      15    Apartment Investment & Management Co. ............         800
      32    Archstone-Smith Trust.............................       1,758
     683    Bank of America Corp. ............................      36,604
     115    Bank of New York Co., Inc. .......................       4,062
      81    BB&T Corp. (G)....................................       3,551
      18    Bear Stearns & Co., Inc. .........................       2,550
      17    Boston Properties, Inc. ..........................       1,788
      46    Capital One Financial Corp. ......................       3,634
     156    Charles Schwab Corp. .............................       2,794
       5    Chicago Mercantile Exchange Holdings, Inc. .......       2,583

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            FINANCE -- (CONTINUED)
      64    Chubb Corp. ......................................  $    3,336
      17    CIGNA Corp. ......................................       1,943
      27    Cincinnati Financial Corp. .......................       1,302
      30    CIT Group, Inc. ..................................       1,459
     746    Citigroup, Inc. ..................................      37,074
      25    Comerica, Inc. ...................................       1,395
      28    Commerce Bancorp, Inc. (G)........................       1,035
      20    Compass Bancshares, Inc. .........................       1,111
      31    Comverse Technology, Inc. (D)(G)..................         654
      92    Countrywide Financial Corp. ......................       3,238
      65    E* Trade Financial Group (D)......................       1,543
      53    Equity Office Properties Trust (G)................       2,103
      44    Equity Residential Properties Trust...............       2,220
     104    Federal Home Loan Mortgage Corp. .................       6,918
     146    Federal National Mortgage Association.............       8,168
      14    Federated Investors, Inc. ........................         463
      84    Fifth Third Bancorp (G)...........................       3,206
      19    First Horizon National Corp. (G)..................         711
      25    Franklin Resources, Inc. .........................       2,665
      75    Genworth Financial, Inc. .........................       2,608
      40    Golden West Financial Corp. ......................       3,098
      65    Goldman Sachs Group, Inc. ........................      11,030
      25    Humana, Inc. (D)..................................       1,646
      36    Huntington Bancshares, Inc. ......................         859
      31    Janus Capital Group, Inc. ........................         615
     524    JP Morgan Chase & Co. (G).........................      24,612
      61    Keycorp...........................................       2,280
      33    Kimco Realty Corp. ...............................       1,402
      20    Legg Mason, Inc. .................................       1,997
      81    Lehman Brothers Holdings, Inc. ...................       5,990
      47    Lincoln National Corp. ...........................       2,918
      71    Loews Corp. ......................................       2,706
      12    M&T Bank Corp. (G)................................       1,404
      83    Marsh & McLennan Cos., Inc. (G)...................       2,339
      38    Marshall & Ilsley Corp. ..........................       1,850
      21    MBIA, Inc. .......................................       1,290
      44    Medco Health Solutions, Inc. (D)..................       2,669
      62    Mellon Financial Corp. ...........................       2,428
     134    Merrill Lynch & Co., Inc. (G).....................      10,466
     124    Metlife, Inc. (G).................................       7,045
      13    MGIC Investment Corp. (G).........................         792
     162    Morgan Stanley....................................      11,797
      91    National City Corp. (G)...........................       3,342
      70    North Fork Bancorporation, Inc. ..................       2,013
      28    Northern Trust Corp. .............................       1,654
      27    Plum Creek Timber Co., Inc. (G)...................         922
      45    PNC Financial Services Group, Inc. ...............       3,224
      44    Principal Financial Group, Inc. ..................       2,394
     121    Progressive Corp. ................................       2,960
      37    ProLogis..........................................       2,111
      79    Prudential Financial, Inc. .......................       6,054
      18    Public Storage, Inc. .............................       1,574
      32    Realogy Corp. (D).................................         730
      69    Regions Financial Corp. ..........................       2,524
       9    Ryder System, Inc. ...............................         486

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
      18    SAFECO Corp. .....................................  $    1,073
      33    Simon Property Group, Inc. (G)....................       3,027
      62    SLM Corp. ........................................       3,218
      54    Sovereign Bancorp, Inc. ..........................       1,164
     108    St. Paul Travelers Cos., Inc. ....................       5,059
      50    State Street Corp. ...............................       3,120
      55    SunTrust Banks, Inc. .............................       4,258
      49    Synovus Financial Corp. ..........................       1,436
      40    T. Rowe Price Group, Inc. ........................       1,890
      16    Torchmark Corp. ..................................       1,022
     203    UnitedHealth Group, Inc. .........................      10,002
      56    UnumProvident Corp. (G)...........................       1,088
     268    US Bancorp (G)....................................       8,913
      18    Vornado Realty Trust (G)..........................       2,006
     247    Wachovia Corp. ...................................      13,774
     146    Washington Mutual, Inc. ..........................       6,325
      94    Wellpoint, Inc. (D)...............................       7,212
     508    Wells Fargo & Co. ................................      18,389
      28    XL Capital Ltd. Class A (G).......................       1,937
      16    Zions Ban Corp. ..................................       1,285
                                                                ----------
                                                                   430,013
                                                                ----------
            HEALTH CARE -- 11.1%
     231    Abbott Laboratories...............................      11,198
      23    Allergan, Inc. ...................................       2,568
      30    Amerisource Bergen Corp. .........................       1,374
     177    Amgen, Inc. (D)...................................      12,639
      16    Bard (C.R.), Inc. ................................       1,170
      16    Barr Pharmaceuticals, Inc. (D)(G).................         831
       8    Bausch & Lomb, Inc. ..............................         406
      99    Baxter International, Inc. .......................       4,478
      37    Becton, Dickinson & Co. ..........................       2,608
      52    Biogen Idec, Inc. (D).............................       2,319
      37    Biomet, Inc. (G)..................................       1,191
     178    Boston Scientific Corp. (D).......................       2,630
     297    Bristol-Myers Squibb Co. .........................       7,399
      61    Cardinal Health, Inc. ............................       4,023
      64    Caremark Rx, Inc. ................................       3,650
      24    Coventry Health Care, Inc. (D)....................       1,236
     124    CVS Corp. ........................................       3,983
     149    Eli Lilly & Co. ..................................       8,465
      48    Forest Laboratories, Inc. (D).....................       2,429
      40    Genzyme Corp. (D).................................       2,665
      69    Gilead Sciences, Inc. (D).........................       4,740
      64    HCA, Inc. (G).....................................       3,193
      36    Health Management Associates, Inc. Class A........         759
      24    Hospira, Inc. (D).................................         907
     442    Johnson & Johnson.................................      28,678
      37    King Pharmaceuticals, Inc. (D)....................         625
      19    Laboratory Corp. of America Holdings (D)..........       1,239
      11    Manor Care, Inc. (G)..............................         580
      45    McKesson Corp. ...................................       2,383
      36    MedImmune, Inc. (D)(G)............................       1,054
     329    Merck & Co., Inc. ................................      13,764
      82    Monsanto Co. .....................................       3,850
      32    Mylan Laboratories, Inc. (G)......................         640

The accompanying notes are an integral part of these financial statements.

 HARTFORD INDEX HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
   1,101    Pfizer, Inc. .....................................  $   31,218
      24    Quest Diagnostics, Inc. (G).......................       1,492
     224    Schering-Plough Corp. ............................       4,939
      10    Sigma-Aldrich Corp. ..............................         757
      53    St. Jude Medical, Inc. (D)........................       1,877
      45    Stryker Corp. ....................................       2,222
      71    Tenet Healthcare Corp. (D)(G).....................         580
     152    Walgreen Co. .....................................       6,756
      15    Watson Pharmaceuticals, Inc. (D)..................         403
     203    Wyeth.............................................      10,326
      37    Zimmer Holdings, Inc. (D)(G)......................       2,471
                                                                ----------
                                                                   202,715
                                                                ----------
            SERVICES -- 6.5%
      38    Allied Waste Industries, Inc. (D)(G)..............         432
      21    Apollo Group, Inc. Class A (D)(G).................       1,039
      35    Autodesk, Inc. (D)................................       1,217
      84    Automatic Data Processing, Inc. ..................       3,972
      69    Avaya, Inc. (D)(G)................................         789
     118    CBS Corp. Class B.................................       3,318
      21    Cintas Corp. .....................................         841
      75    Clear Channel Communications, Inc. (G)............       2,161
     316    Comcast Corp. Class A (D)(G)......................      11,641
      26    Computer Sciences Corp. (D).......................       1,272
      21    Convergys Corp. (D)...............................         434
      10    Dow Jones & Co., Inc. (G).........................         329
      13    E.W. Scripps Co. .................................         604
      27    Ecolab, Inc. (G)..................................       1,156
      78    Electronic Data Systems Corp. (G).................       1,915
      19    Equifax, Inc. ....................................         701
      21    Express Scripts, Inc. (D).........................       1,570
      46    FedEx Corp. ......................................       5,032
      13    Fluor Corp. (G)...................................       1,015
      36    Gannett Co., Inc. (G).............................       2,029
      49    H & R Block, Inc. (G).............................       1,057
      28    Harrah's Entertainment, Inc. .....................       1,867
      58    Hilton Hotels Corp. (G)...........................       1,621
      30    IMS Health, Inc. .................................         810
      67    Interpublic Group of Cos., Inc. (D)(G)............         658
      52    Marriott International, Inc. Class A..............       2,005
      53    McGraw-Hill Cos., Inc. ...........................       3,081
       6    Meredith Corp. ...................................         291
      19    Monster Worldwide, Inc. (D).......................         702
      36    Moody's Corp. ....................................       2,334
      22    New York Times Co. Class A (G)....................         501
     353    News Corp. Class A................................       6,933
      51    Novell, Inc. (D)..................................         313
      26    Omnicom Group, Inc. (G)...........................       2,424
      17    Parametric Technology Corp. (D)...................         295
      51    Paychex, Inc. ....................................       1,883
      33    R.R. Donnelley & Sons Co. (G).....................       1,078
      26    Robert Half International, Inc. ..................         880
      20    Sabre Holdings Corp. .............................         465
      33    Starwood Hotels & Resorts.........................       1,882
     530    Sun Microsystems, Inc. (D)........................       2,633

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            SERVICES -- (CONTINUED)
     614    Time Warner, Inc. ................................  $   11,194
      29    Tribune Co. (G)...................................         942
      52    Unisys Corp. (D)..................................         294
     163    United Parcel Service, Inc. Class B...............      11,741
      38    Univision Communications, Inc. Class A (D)........       1,301
     107    Viacom, Inc. Class B (D)..........................       3,982
     316    Walt Disney Co. ..................................       9,752
      82    Waste Management, Inc. ...........................       2,993
      30    Wyndham Worldwide Corp. (D).......................         845
                                                                ----------
                                                                   118,224
                                                                ----------
            TECHNOLOGY -- 22.5%
      18    ADC Telecommunications, Inc. (D)..................         266
      87    Adobe Systems, Inc. (D)...........................       3,273
      73    Advanced Micro Devices, Inc. (D)(G)...............       1,824
      18    Affiliated Computer Services, Inc. Class A (D)....         928
      62    Agilent Technologies, Inc. (D)....................       2,017
      59    Alltel Corp. .....................................       3,252
      54    Altera Corp. (D)..................................         996
      26    American Power Conversion Corp. (G)...............         562
      53    Analog Devices, Inc. .............................       1,566
     128    Apple Computer, Inc. (D)..........................       9,891
      28    Applera Corp. -- Applied Biosystems Group.........         911
     586    AT&T, Inc. (G)....................................      19,093
     274    BellSouth Corp. ..................................      11,718
      31    BMC Software, Inc. (D)............................         841
      71    Broadcom Corp. Class A (D)........................       2,148
      62    CA, Inc. .........................................       1,469
      18    CenturyTel, Inc. (G)..............................         698
      13    Ciena Corp. (D)(G)................................         346
     922    Cisco Systems, Inc. (D)...........................      21,197
      48    Citizens Communications Co. ......................         680
      28    Citrix Systems, Inc. (D)..........................       1,003
      56    Compuware Corp. (D)...............................         438
      14    Cooper Industries Ltd. ...........................       1,176
     236    Corning, Inc. (D).................................       5,749
      36    Danaher Corp. (G).................................       2,452
     343    Dell, Inc. (D)....................................       7,832
      31    Dover Corp. ......................................       1,456
      46    Electronic Arts, Inc. (D)(G)......................       2,578
      22    Embarq Corp. (G)..................................       1,088
     347    EMC Corp. (D).....................................       4,157
      62    Emerson Electric Co. .............................       5,157
     116    First Data Corp. .................................       4,851
      26    Fiserv, Inc. (D)..................................       1,238
      19    Fisher Scientific International, Inc. (D)(G)......       1,471
      61    Freescale Semiconductor, Inc. Class B (D).........       2,326
   1,559    General Electric Co. .............................      55,015
      32    Google, Inc. (D)(G)...............................      12,941
      10    Harman International Industries, Inc. (G).........         818
     414    Hewlett-Packard Co. ..............................      15,171
     871    Intel Corp. ......................................      17,912
     230    International Business Machines Corp. ............      18,822
      52    Intuit, Inc. (D)..................................       1,656
      28    Jabil Circuit, Inc. ..............................         797
     254    JDS Uniphase Corp. (D)(G).........................         557

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
      85    Juniper Networks, Inc. (D)........................  $    1,476
      19    L-3 Communications Holdings, Inc. (G).............       1,457
      15    Lexmark International, Inc. ADR (D)...............         871
      46    Linear Technology Corp. (G).......................       1,416
      54    Lockheed Martin Corp. ............................       4,630
      60    LSI Logic Corp. (D)...............................         496
     677    Lucent Technologies, Inc. (D)(G)..................       1,583
      48    Maxim Integrated Products, Inc. ..................       1,359
     174    Medtronic, Inc. (G)...............................       8,057
     110    Micron Technology, Inc. (D).......................       1,917
   1,304    Microsoft Corp. ..................................      35,636
       8    Millipore Corp. (D)...............................         490
      21    Molex, Inc. (G)...................................         830
     370    Motorola, Inc. (G)................................       9,248
      45    National Semiconductor Corp. .....................       1,056
      27    NCR Corp. (D)(G)..................................       1,074
      56    Network Appliance, Inc. (D)(G)....................       2,080
      53    NVIDIA Corp. (D)..................................       1,574
     609    Oracle Corp. (D)..................................      10,802
      19    PerkinElmer, Inc. ................................         360
      32    PMC -- Sierra, Inc. (D)...........................         188
      24    QLogic Corp. (D)..................................         455
     249    Qualcomm, Inc. ...................................       9,066
     242    Qwest Communications International, Inc. (D)(G)...       2,107
      68    Raytheon Co. .....................................       3,250
      26    Rockwell Collins, Inc. ...........................       1,420
      30    SanDisk Corp. (D).................................       1,585
      80    Sanmina-SCI Corp. (D).............................         301
     138    Solectron Corp. (D)...............................         450
     451    Sprint Nextel Corp. (G)...........................       7,735
     149    Symantec Corp. (D)(G).............................       3,177
      38    Symbol Technologies, Inc. ........................         569
      13    Tektronix, Inc. ..................................         365
      68    Tellabs, Inc. (D).................................         741
     231    Texas Instruments, Inc. ..........................       7,694
      24    Thermo Electron Corp. (D).........................         936
     304    Tyco International Ltd. ..........................       8,515
      37    VeriSign, Inc. (D)(G).............................         747
     438    Verizon Communications, Inc. .....................      16,248
      16    Waters Corp. (D)..................................         702
      12    Whirlpool Corp. (G)...............................         992
      72    Windstream Corp. .................................         944
      51    Xilinx, Inc. .....................................       1,126
     188    Yahoo!, Inc. (D)(G)...............................       4,745
                                                                ----------
                                                                   410,807
                                                                ----------
            TRANSPORTATION -- 1.3%
      55    Burlington Northern Santa Fe Corp. ...............       4,010
      67    Carnival Corp. ...................................       3,160
      67    CSX Corp. ........................................       2,200
      61    General Dynamics Corp. ...........................       4,364
      40    Harley-Davidson, Inc. (G).........................       2,485

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            TRANSPORTATION -- (CONTINUED)
      63    Norfolk Southern Corp. ...........................  $    2,753
     119    Southwest Airlines Co. ...........................       1,978
      41    Union Pacific Corp. ..............................       3,582
                                                                ----------
                                                                    24,532
                                                                ----------
            UTILITIES -- 3.4%
     100    AES Corp. (D).....................................       2,037
      25    Allegheny Energy, Inc. (D)........................         996
      31    Ameren Corp. (G)..................................       1,642
      60    American Electric Power Co., Inc. ................       2,164
      47    CenterPoint Energy, Inc. (G)......................         674
      34    CMS Energy Corp. (D)..............................         484
      37    Consolidated Edison, Inc. (G).....................       1,719
      27    Constellation Energy Group, Inc. .................       1,604
      53    Dominion Resources, Inc. .........................       4,077
      27    DTE Energy Co. (G)................................       1,112
     189    Duke Energy Corp. (G).............................       5,714
      57    Dynegy, Inc. (D)..................................         316
      49    Edison International..............................       2,049
     105    El Paso Corp. (G).................................       1,434
      32    Entergy Corp. ....................................       2,464
     101    Exelon Corp. .....................................       6,120
      50    FirstEnergy Corp. ................................       2,782
      61    FPL Group, Inc. (G)...............................       2,750
      16    Kinder Morgan, Inc. ..............................       1,699
      41    NiSource, Inc. ...................................         896
      53    PG&E Corp. (G)....................................       2,187
      15    Pinnacle West Capital Corp. (G)...................         676
      58    PPL Corp. ........................................       1,892
      38    Progress Energy, Inc. (G).........................       1,734
      38    Public Service Enterprise Group, Inc. ............       2,325
     112    Southern Co. .....................................       3,862
      32    TECO Energy, Inc. (G).............................         493
      70    TXU Corp. ........................................       4,357
      61    Xcel Energy, Inc. (G).............................       1,266
                                                                ----------
                                                                    61,525
                                                                ----------
            Total common stock
              (cost $1,538,749)...............................  $1,816,029
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 15.1%
            REPURCHASE AGREEMENTS @ -- 0.2%
$  1,281    BNP Paribas Joint Repurchase Agreement,
              5.05%, 10/02/2006...............................  $    1,281
   1,494    RBS Greenwich Joint Repurchase Agreement,
              5.10%, 10/02/2006...............................       1,494
   1,608    UBS Securities LLC Repurchase Agreement,
              5.05%, 10/02/2006...............................       1,608
                                                                ----------
                                                                      4383
                                                                ----------

The accompanying notes are an integral part of these financial statements.

 HARTFORD INDEX HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 14.8%
 270,722    BNY Institutional Cash Reserve Fund,
              5.34% (L).......................................  $  270,722
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            US. TREASURY BILLS -- 0.1%
$  2,000    U.S. Treasury Bill,
              4.82%, 12/14/2006 (M)(S)........................       1,981
                                                                ----------
            Total short-term investments
              (cost $277,086).................................  $  277,086
                                                                ----------
            Total investments in securities
              (cost $1,815,835) (C)...........................  $2,093,115
            Other assets & liabilities........................    (261,256)
                                                                ----------
            Total net assets..................................  $1,831,859
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $1,836,131 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.......................  $ 448,579
      Unrealized depreciation.......................   (191,595)
                                                      ---------
      Net unrealized appreciation...................  $ 256,984
                                                      =========

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (S)Security pledged as initial margin deposit for open futures contracts at September 30, 2006.

              FUTURES CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2006

                                                                                                                     UNREALIZED
                                                        NUMBER OF                                                   APPRECIATION
DESCRIPTION                                             CONTRACTS         POSITION           EXPIRATION            (DEPRECIATION)
-----------                                             ---------         --------           ----------            --------------
Standard & Poor's 500 Long Futures Contract                54               Long            December 2006               $68
                                                                                                                        ===

These contracts had a market value of $18,163 as of September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE         COUPON RATE       EXPIRATION DATE
                                                                       -------------         -----------       ---------------
      BNP Paribas Joint Repurchase Agreement......................  U.S. Treasury Bonds      5.25% - 7.875%      2021 - 2029
      RBS Greenwich Joint Repurchase Agreement....................  U.S. Treasury Notes    10.375% - 12.00%      2012 - 2013
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bonds      6.25% - 7.625%      2023 - 2025

The accompanying notes are an integral part of these financial statements.

 HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 95.8%
            AUSTRALIA -- 0.5%
     360    Aristocrat Leisure Ltd. (A).......................  $   3,776
                                                                ---------
            AUSTRIA -- 1.2%
     151    Erste Bank Der Oesterreichischen Sparkassen AG
              (I)(A)..........................................      9,369
                                                                ---------
            BELGIUM -- 0.0%
       6    UCB S.A. (A)......................................        365
                                                                ---------
            CANADA -- 5.9%
     214    Cameco Corp. (G)..................................      7,826
     197    Research In Motion Ltd. (D)(G)....................     20,214
     187    Rogers Communications, Inc. Class B (G)...........     10,244
     264    SNC-Lavalin Group, Inc. ..........................      6,795
                                                                ---------
                                                                   45,079
                                                                ---------
            FRANCE -- 15.4%
      91    BNP Paribas (A)(G)................................      9,773
      77    Cie Generale d'Optique Essilor International S.A.
              (D)(A)(G).......................................      7,841
     147    Groupe Danone (A)(G)..............................     20,560
     106    Pinault-Printemps-Redoute S.A. (A)(G).............     15,657
      99    Sanofi-Aventis S.A. (A)...........................      8,824
      48    Unibail (A)(G)....................................     10,119
      94    Vallourec (A).....................................     21,965
     367    Veolia Environnment S.A. (A)(G)...................     22,099
                                                                ---------
                                                                  116,838
                                                                ---------
            GERMANY -- 3.3%
      56    Allianz AG (A)....................................      9,664
      38    Deutsche Boerse AG (A)............................      5,727
      98    KarstadtQuelle AG (D)(A)(G).......................      2,335
      80    Salzgitter AG (A).................................      7,544
                                                                ---------
                                                                   25,270
                                                                ---------
            GREECE -- 0.6%
     141    OPAP S.A. (A).....................................      4,751
                                                                ---------
            HONG KONG -- 2.7%
   4,168    BOC Hong Kong Holdings Ltd. (A)(G)................      9,356
     534    China Mobile Ltd. (A).............................      3,768
   6,330    Shun Tak Holdings Ltd (A)(G)......................      7,444
                                                                ---------
                                                                   20,568
                                                                ---------
            IRELAND -- 2.4%
     496    Elan Corp. plc ADR (D)............................      7,622
     165    Ryanair Holdings plc ADR (D)(G)...................     10,468
                                                                ---------
                                                                   18,090
                                                                ---------
            JAPAN -- 15.0%
     355    Daiichi Sankyo Co., Ltd. (A)(G)...................     10,058
     246    Eisai Co., Ltd. (A)(G)............................     11,911
     214    Elpida Memory, Inc. (A)(G)........................      9,717
       4    Japan Tobacco, Inc. (A)...........................     14,562
      88    Nintendo Co. Ltd. (A)(G)..........................     18,124
      34    ORIX Corp. (A)....................................      9,366
      10    Rakuten, Inc. (A)(G)..............................      3,983

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            JAPAN -- (CONTINUED)
     867    Shinsei Bank Ltd. (A).............................  $   5,291
     423    Sumitomo Realty & Development Co., Ltd. (A)(G)....     12,443
     315    Suzuki Motor Corp. (A)(G).........................      7,996
     684    Toshiba Corp. (A)(G)..............................      4,438
     112    Toyota Motor Corp. (A)(G).........................      6,116
                                                                ---------
                                                                  114,005
                                                                ---------
            MEXICO -- 2.7%
     367    America Movil S.A. de C.V. ADR....................     14,457
      60    Fomento Economico Mexicano S.A. de C.V. ADR (G)...      5,836
                                                                ---------
                                                                   20,293
                                                                ---------
            NETHERLANDS -- 4.8%
     466    ASML Holding N.V. (D)(A)..........................     10,852
      67    Euronext (A)(G)...................................      6,468
     540    Koninklijke Philips Electronics N.V. (A)..........     18,901
                                                                ---------
                                                                   36,221
                                                                ---------
            NORWAY -- 0.2%
      64    Statoil ASA (A)...................................      1,512
                                                                ---------
            SOUTH KOREA -- 2.1%
      23    Samsung Electronics Co., Ltd. (A).................     15,855
                                                                ---------
            SPAIN -- 1.0%
     340    Banco Bilbao Vizcaya Argentaria S.A. (A)(G).......      7,863
                                                                ---------
            SWEDEN -- 1.4%
     646    Swedish Match Ab (A)(G)...........................     10,503
                                                                ---------
            SWITZERLAND -- 9.6%
     721    Logitech International S.A. (D)(A)................     15,673
      54    Nestle S.A. (A)...................................     18,968
      39    Roche Holding AG (A)..............................      6,704
     266    Swatch Group AG (A)...............................     10,319
     352    UBS AG............................................     21,029
                                                                ---------
                                                                   72,693
                                                                ---------
            TAIWAN -- 2.3%
     131    High Tech Computer Corp. (A)......................      3,463
   2,250    Hon Hai Precision Industry Co., Ltd. (A)..........     13,694
                                                                ---------
                                                                   17,157
                                                                ---------
            UNITED KINGDOM -- 24.3%
     134    Admiral Group plc (A).............................      2,081
     855    Alliance Boots plc (A)............................     12,393
   6,719    Arm Holdings plc (A)(G)...........................     14,774
     280    AstraZeneca plc (A)...............................     17,511
   1,132    British Airways plc (D)(A)........................      9,050
     452    British Land Co. plc (A)..........................     11,536
   3,439    Carphone Warehouse Group plc (A)(G)...............     19,778
   2,119    Debenhams plc (D)(A)..............................      7,200
   2,899    EMI Group plc (A)(G)..............................     14,427
   1,687    Kesa Electricals plc (A)..........................     10,310
   1,297    Man Group plc (A).................................     10,876
     106    Next plc (A)......................................      3,748

The accompanying notes are an integral part of these financial statements.

 HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            UNITED KINGDOM -- (CONTINUED)
     303    Reckitt Benckiser plc (A).........................  $  12,540
     809    Reed Elsevier plc (A).............................      8,976
     425    Standard Chartered plc (A)........................     10,866
   2,863    Tesco plc (A).....................................     19,288
                                                                ---------
                                                                  185,354
                                                                ---------
            UNITED STATES -- 0.4%
      35    Baidu.com ADR.....................................      3,046
                                                                ---------
            Total common stock
              (cost $644,293).................................  $ 728,608
                                                                ---------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 29.3%
            REPURCHASE AGREEMENTS @ -- 3.4%
$     32    Bank of America Securities Joint Repurchase
              Agreement,
              4.80%, 10/02/2006...............................  $      32
  11,440    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.37%, 10/02/2006...............................     11,440
   2,761    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.33%, 10/02/2006...............................      2,761
   2,630    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.35%, 10/02/2006...............................      2,630
   9,139    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 10/02/2006...............................      9,139
                                                                ---------
                                                                   26,002
                                                                ---------
                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 25.9%
 196,866    Navigator Prime Portfolio,
              5.26% (L).......................................  $ 196,866
                                                                ---------
            Total short-term investments
              (cost $222,868).................................  $ 222,868
                                                                ---------
            Total investments in securities
              (cost $867,161) (C).............................  $ 951,476
            Other assets & liabilities........................   (191,171)
                                                                ---------
            Total net assets..................................  $ 760,305
                                                                =========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 95.43% of total net assets at September 30, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006, was $621,071, which represents 81.69% of total net assets.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $869,111 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $88,588
      Unrealized depreciation.........................   (6,223)
                                                        -------
      Net unrealized appreciation.....................  $82,365
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2006, was $9,369, which represents 1.23% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Australian Dollar                                Buy              $1,058          $1,064          10/03/06              $(6)
British Pound                                    Buy              2,060            2,059          10/04/06                1
Euro                                             Sell               600              602          10/02/06                2
Euro                                             Buy                806              807          10/03/06               (1)
Euro                                             Buy              3,337            3,339          10/04/06               (2)
Hong Kong Dollars                                Buy              1,196            1,196          10/03/06               --
Japanese Yen                                     Sell             1,094            1,109          10/02/06               15
Japanese Yen                                     Buy                987              990          10/03/06               (3)
Japanese Yen                                     Buy              1,435            1,438          10/04/06               (3)
Norwegian Krone                                  Sell             2,110            2,115          10/04/06                5
                                                                                                                        ---
                                                                                                                        $ 8
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 96.2%
            AUSTRALIA -- 1.5%
   1,523    Westpac Banking Corp. (A).........................  $   25,752
                                                                ----------
            BELGIUM -- 0.5%
     146    UCB S.A. (A)(G)...................................       9,291
                                                                ----------
            BRAZIL -- 3.3%
   2,120    All America Latina Logistica S.A. ................      16,575
   1,937    Companhia Vale do Rio Doce ADR....................      41,755
                                                                ----------
                                                                    58,330
                                                                ----------
            CANADA -- 7.0%
     211    Agnico Eagle Mines Ltd. ..........................       6,575
     697    Alcan, Inc. ......................................      27,764
     552    Cameco Corp. (G)..................................      20,190
     421    EnCana Corp. .....................................      19,571
     776    OPTI Canada, Inc. (D).............................      12,429
   1,250    Talisman Energy, Inc. ............................      20,396
     263    Teck Cominco Ltd. Class B (D).....................      16,483
                                                                ----------
                                                                   123,408
                                                                ----------
            FRANCE -- 17.3%
     308    Accor SA (A)......................................      20,994
     879    Axa S.A. (A)......................................      32,394
     240    BNP Paribas (A)...................................      25,791
     359    Carrefour S.A. (A)(G).............................      22,672
     231    Cie Generale d'Optique Essilor International S.A.
              (D)(A)..........................................      23,688
     177    CNP Assurances (A)(G).............................      17,187
     380    Electricite de France (D)(A)......................      21,119
     248    Lafarge S.A. (A)(G)...............................      31,987
     139    LVMH Moet Hennessy Louis Vuitton S.A. (A)(G)......      14,312
     373    Peugeot S.A. (A)(G)...............................      21,020
     458    Sanofi-Aventis S.A. (A)(G)........................      40,748
     529    Total S.A. (A)(G).................................      34,686
                                                                ----------
                                                                   306,598
                                                                ----------
            GERMANY -- 9.6%
     117    Deutsche Boerse AG (A)............................      17,553
   1,346    Deutsche Telekom AG (A)(G)........................      21,376
     259    E.On AG (A).......................................      30,771
     258    Henkel KGaA Vorzug................................      36,056
     285    Muenchener Rueckversicherungs-Gesellschaft AG
              (A).............................................      45,012
      93    SAP AG ADR (A)....................................      18,414
                                                                ----------
                                                                   169,182
                                                                ----------
            HONG KONG -- 0.8%
   2,059    Hong Kong Exchanges & Clearing Ltd. (A)...........      14,996
                                                                ----------
            INDIA -- 1.1%
     483    Infosys Technologies Ltd. (A).....................      19,457
                                                                ----------
            IRELAND -- 1.0%
     513    Ryanair Holdings plc (D)(A).......................       5,482
     204    Ryanair Holdings plc ADR (D)(G)...................      12,892
                                                                ----------
                                                                    18,374
                                                                ----------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            ITALY -- 5.8%
   4,536    Banca Intesa S.p.A. (A)(G)........................  $   29,827
     987    Bulgari S.p.A. (A)(G).............................      12,572
     190    Tod's S.p.A. (A)(G)...............................      15,049
   5,351    UniCredito Italiano S.p.A. (A)(G).................      44,410
                                                                ----------
                                                                   101,858
                                                                ----------
            JAPAN -- 13.8%
     575    Astellas Pharma, Inc. (A).........................      23,153
     333    Canon, Inc. (A)...................................      17,421
     677    Daiichi Sankyo Co., Ltd. (A)......................      19,178
     467    Denso Corp. (A)...................................      16,429
     485    Eisai Co., Ltd. (A)(G)............................      23,488
     905    Matsui Securities Co., Ltd. (A)(G)................       7,580
   4,832    Mitsubishi Heavy Industries Ltd. (A)..............      20,017
       1    Mitsubishi UFJ Financial Group, Inc. .............      18,800
      27    Rakuten, Inc. (A).................................      10,465
     498    Sega Sammy Holdings, Inc. (A).....................      16,045
     762    Seven & I Holdings Co., Ltd. (A)..................      24,537
   3,128    Shinsei Bank Ltd. (A).............................      19,090
     316    Sony Corp. (A)....................................      12,742
     416    Terumo Corp. (A)..................................      15,759
                                                                ----------
                                                                   244,704
                                                                ----------
            LUXEMBOURG -- 0.5%
     415    Ternium S.A. ADR (D)..............................       9,609
                                                                ----------
            MEXICO -- 1.7%
   4,160    Empresas ICA S.A. (D).............................      14,983
   4,685    Wal-Mart de Mexico................................      15,939
                                                                ----------
                                                                    30,922
                                                                ----------
            NETHERLANDS -- 1.6%
     796    Koninklijke Philips Electronics N.V. (A)..........      27,866
                                                                ----------
            NORWAY -- 3.1%
   2,329    Statoil ASA (A)...................................      55,453
                                                                ----------
            SOUTH KOREA -- 1.3%
      32    Samsung Electronics Co., Ltd. (A).................      22,250
                                                                ----------
            SPAIN -- 2.6%
   2,026    Banco Bilbao Vizcaya Argentaria S.A. (A)..........      46,861
                                                                ----------
            SWEDEN -- 2.0%
   1,064    Assa Abloy AB (A).................................      19,772
   4,642    Telefonaktiebolaget LM Ericsson (A)...............      16,039
                                                                ----------
                                                                    35,811
                                                                ----------
            SWITZERLAND -- 9.5%
     371    Credit Suisse Group (A)...........................      21,460
     246    Nestle S.A. (A)...................................      85,705
     656    UBS AG............................................      39,262
      86    Zurich Financial Services AG (A)..................      21,196
                                                                ----------
                                                                   167,623
                                                                ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TAIWAN -- 1.8%
   3,261    Chunghwa Telecom Co., Ltd. (A)....................  $    5,439
   1,484    Chunghwa Telecom Co., Ltd. ADR....................      25,681
                                                                ----------
                                                                    31,120
                                                                ----------
            UNITED KINGDOM -- 10.4%
   1,015    Alliance Boots plc (A)............................      14,712
     463    AstraZeneca plc (A)...............................      28,918
   1,722    Debenhams plc (D)(A)..............................       5,851
   2,472    EMI Group plc (A).................................      12,303
   9,698    Old Mutual plc (A)................................      30,398
     511    Reckitt Benckiser plc (A).........................      21,158
   5,113    Tesco plc (A).....................................      34,452
     854    Xstrata plc (A)...................................      35,239
                                                                ----------
                                                                   183,031
                                                                ----------
            Total common stock
              (cost $1,519,112)...............................  $1,702,496
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 14.1%
            REPURCHASE AGREEMENTS @ -- 4.0%
$     89    Bank of America Securities Joint Repurchase
              Agreement,
              4.80%, 10/02/2006...............................  $       89
  31,457    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.37%, 10/02/2006...............................      31,457
   7,593    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.33%, 10/02/2006...............................       7,593
   7,231    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.35%, 10/02/2006...............................       7,231
  25,129    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 10/02/2006...............................      25,129
                                                                ----------
                                                                    71,499
                                                                ----------
                                                                 MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 10.1%
 177,671    BNY Institutional Cash Reserve Fund,
              5.34% (L).......................................  $  177,671
                                                                ----------
            Total short-term investments
              (cost $249,170).................................  $  249,170
                                                                ----------
            Total investments in securities
              (cost $1,768,282) (C)...........................  $1,951,666
            Other assets & liabilities........................    (181,050)
                                                                ----------
            Total net assets..................................  $1,770,616
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 96.15% of total net assets at September 30, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006, was $1,347,536, which represents 76.11% of total net assets.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $1,768,943 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $226,759
      Unrealized depreciation........................   (44,036)
                                                       --------
      Net unrealized appreciation....................  $182,723
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

The accompanying notes are an integral part of these financial statements.

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
British Pound                                    Buy              $3,568          $3,599          10/02/06              $(31)
British Pound                                    Sell             9,585            9,529          10/26/06               (56)
Canadian Dollar                                  Sell               144              145          10/03/06                 1
Hong Kong Dollars                                Sell               798              798          10/03/06                --
Norwegian Krone                                  Buy              4,453            4,474          10/02/06               (21)
Swiss Franc                                      Sell             9,417            9,578          10/26/06               161
                                                                                                                        ----
                                                                                                                        $ 54
                                                                                                                        ====

The accompanying notes are an integral part of these financial statements.

 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.3%
            AUSTRALIA -- 4.1%
     614    AWB Ltd. (A)(G)...................................  $  1,495
     838    Centennial Coal Co., Ltd. (A)(G)..................     2,296
      79    Downer EDI Ltd. (A)...............................       352
   1,076    Dyno Nobel Ltd. (D) (I)(A)........................     1,915
      87    Leighton Holdings Ltd. (A)........................     1,259
   1,021    Multiplex Group (A)...............................     2,677
     593    PaperlinX Ltd. (A)(G).............................     1,701
     537    Transurban Group (A)(G)...........................     2,918
                                                                --------
                                                                  14,613
                                                                --------
            BELGIUM -- 1.6%
       9    D'ieteren S.A. (A)(G).............................     2,913
      20    Umicore (A).......................................     2,936
                                                                --------
                                                                   5,849
                                                                --------
            CHINA -- 1.0%
   2,772    Beijing Capital International Airport Co., Ltd.
              (A)(G)..........................................     1,816
   3,173    China Oilfield Services Ltd. (A)(G)...............     1,703
                                                                --------
                                                                   3,519
                                                                --------
            DENMARK -- 2.9%
      54    Carlsberg A/S Class B (A).........................     4,568
      35    Danisco A/S (A)...................................     2,877
      19    Genmab A/S (D)(A).................................       773
      35    Trygvesta A/S (A).................................     2,082
                                                                --------
                                                                  10,300
                                                                --------
            FINLAND -- 1.2%
     125    Nokian Rendaat Oyj (A)(G).........................     2,253
      73    Tietoenator Oyj (A)(G)............................     2,142
                                                                --------
                                                                   4,395
                                                                --------
            FRANCE -- 7.4%
      75    Arkema (D)(G).....................................     3,531
       4    Bacou-Dalloz (A)..................................       490
      45    BioMerieux S.A. (A)...............................     2,879
      26    Cegedim S.A. (A)..................................     2,273
      70    Dassault Systemes S.A. (A)(G).....................     3,911
      15    Klepierre (I)(A)(G)...............................     2,201
     127    S.O.I. TEC S.A. (D)(A)............................     3,668
      21    SEB S.A. (A)(G)...................................     2,440
       7    Unibail (A).......................................     1,451
      56    Zodiac S.A. (A)...................................     3,304
                                                                --------
                                                                  26,148
                                                                --------
            GERMANY -- 12.4%
      30    Altana AG (A).....................................     1,668
      57    AWD Holding AG (A)(G).............................     2,050
      24    Deutsche Euroshop AG (A)..........................     1,661
     102    Elmos Semiconductor AG (A)(G).....................     1,083
     244    GEA Group AG (A)(G)...............................     4,382
      78    GFK AG (A)........................................     3,342
      34    Hochtief AG (A)...................................     2,100
     122    KarstadtQuelle AG (D)(A)(G).......................     2,903
     185    Kontron AG (A)(G).................................     2,292

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            GERMANY -- (CONTINUED)
     197    MTU Aero Engines Holdings AG (A)..................  $  7,352
      78    Praktiker Bau-Und Heimwerkermaerkte Holding AG
              (A).............................................     2,565
      24    Salzgitter AG (A).................................     2,287
     184    SGL Carbon AG (D)(A)..............................     3,527
      79    Thielert AG (D)(A)................................     2,189
      40    Wacker Chemie AG (D)(A)...........................     4,697
                                                                --------
                                                                  44,098
                                                                --------
            GREECE -- 1.9%
     685    Hellenic Technodomiki Tev S.A. (A)................     6,705
                                                                --------
            HONG KONG -- 2.8%
   2,072    Chinese Estates Holdings Ltd. (A).................     2,734
   3,088    Far East Pharmaceutical Technology Co., Ltd.
              (H)(A)(G)(D)....................................        --
   1,769    Shangri-La Asia Ltd. (A)..........................     3,931
   1,760    Shun Tak Holdings Ltd (A)(G)......................     2,070
     837    Techtronic Industries Co., Ltd. (A)...............     1,233
                                                                --------
                                                                   9,968
                                                                --------
            ITALY -- 4.8%
     221    Banca Popolare di Milano S.c.r.l. (A)(G)..........     2,917
     227    Brembo S.p.A. ....................................     2,416
     447    Immobiliare Grande Distribuzione (A)..............     1,606
      43    Pirelli & C. Real Estate S.p.A. (A)...............     2,547
     511    Safilo Group S.p.A. (D)(A)........................     2,323
   1,459    Sorin S.p.A. (D)(A)(G)............................     2,585
      33    Tod's S.p.A. (A)(G)...............................     2,648
                                                                --------
                                                                  17,042
                                                                --------
            JAPAN -- 23.0%
     462    77 Bank Ltd. (A)(G)...............................     3,207
       1    Bic Camera, Inc. .................................     1,096
      61    Disco Corp. (A)(G)................................     3,752
      73    FamilyMart Co., Ltd. (A)..........................     1,987
     716    Fuji Fire & Marine Insurance Co., Ltd. (A)(G).....     2,875
      31    Hakuhodo DY Holdings, Inc. (A)(G).................     2,046
      77    Hamamatsu Photonics KK (A)(G).....................     2,363
      33    Hogy Medical Co., Ltd. (A)(G).....................     1,473
      31    Honeys Co., Ltd. (A)(G)...........................     1,593
      35    Japan Petroleum Exploration Co., Ltd. (A)(G)......     2,116
       4    Jupiter Telecommunications Co., Ltd. (D)(A).......     2,943
      68    Kobayashi Pharmaceutical Co., Ltd. (A)............     2,591
     119    MEC Co., Ltd. (A)(G)..............................     1,688
      63    Milbon Co., Ltd. (A)..............................     2,170
     101    NEOMAX Co., Ltd. (A)(G)...........................     1,734
     134    Nidec Copal Corp. (A)(G)..........................     1,498
      --    Nomura Real Estate Office Fund, Inc. (A)..........     2,027
      49    OBIC Business Consultants Ltd. (A)(G).............     3,620
      20    OBIC Co., Ltd. (A)(G).............................     4,261
      43    Point, Inc. (A)(G)................................     2,258
      19    Ryohin Keikaku Co., Ltd. (A)......................     1,352
     224    Shionogi & Co., Ltd. (A)(G).......................     4,115
     163    Sumitomo Forestry Co., Ltd. (A)(G)................     1,700
   1,699    Sumitomo Osaka Cement Co., Ltd. (A)(G)............     5,044
      90    Taiyo Ink Manufacturing Co., Ltd. (A).............     5,015

The accompanying notes are an integral part of these financial statements.

 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            JAPAN -- (CONTINUED)
     170    Tanabe Seiyaku Co., Ltd (A)(G)....................  $  2,135
     169    The Yamaguchi Bank Ltd. (A).......................     2,392
      47    Tocalo Co., Ltd. (A)..............................     1,571
      81    Toppan Forms Co., Ltd. (A)........................     1,026
      40    Uni-Charm Corp. (A)(G)............................     2,245
      82    Union Tool Co. (A)(G).............................     3,394
     161    Uny Co., Ltd. (A).................................     2,138
      29    USS Co., Ltd. (A).................................     1,866
                                                                --------
                                                                  81,291
                                                                --------
            LIECHTENSTEIN -- 1.1%
      17    Verwalt & Privat-Bank AG (A)......................     4,016
                                                                --------
            LUXEMBOURG -- 0.6%
      85    Stolt-Nielsen S.A. (A)(G).........................     2,205
                                                                --------
            MALAYSIA -- 1.2%
     902    Resorts World Berhad (A)..........................     2,714
   1,127    YTL Corp. Berhad (A)..............................     1,619
                                                                --------
                                                                   4,333
                                                                --------
            MEXICO -- 0.6%
     609    Empresas ICA S.A. (D).............................     2,194
                                                                --------
            NETHERLANDS -- 2.6%
     133    Ordina N.V. (A)...................................     2,475
      83    SBM Offshore N.V. (A).............................     2,253
     174    Wolters Kluwer N.V. (A)...........................     4,526
                                                                --------
                                                                   9,254
                                                                --------
            PORTUGAL -- 0.6%
     403    Mota -- Engil S.A. (A)............................     2,265
                                                                --------
            SOUTH KOREA -- 1.1%
      45    GS Engineering & Construction Corp. (A)...........     3,165
      13    Mirae Asset Securities Co., Ltd. (A)(G)...........       868
                                                                --------
                                                                   4,033
                                                                --------
            SPAIN -- 1.6%
     926    Iberia Lineas Aer De Espana (A)(G)................     2,487
     111    Prosegur Compania de Seguridad S.A. (A)...........     3,349
                                                                --------
                                                                   5,836
                                                                --------
            SWEDEN -- 3.2%
      86    Alfa Laval Ab (A)(G)..............................     2,888
      55    Munters Ab (A)(G).................................     2,146
     260    Swedish Match Ab (A)(G)...........................     4,226
     111    Trelleborg Ab (A)(G)..............................     2,084
                                                                --------
                                                                  11,344
                                                                --------
            SWITZERLAND -- 6.9%
      36    Bachem Holding AG Class B.........................     2,369
      28    Charles Voegele Holding AG (A)....................     2,217
      45    Dufry Group (D)(A)................................     3,634

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SWITZERLAND -- (CONTINUED)
     112    EFG International (D)(A)..........................  $  3,662
      21    Ems-Chemie Holding AG (A).........................     2,448
       1    Geberit AG (A)....................................     1,719
     149    Logitech International S.A. (D)(A)................     3,245
       5    Sulzer AG (A).....................................     3,735
      17    Ypsomed Holding AG (A)(G).........................     1,560
                                                                --------
                                                                  24,589
                                                                --------
            THAILAND -- 0.4%
   4,604    Krung Thai Bank plc...............................     1,410
                                                                --------
            UNITED KINGDOM -- 10.4%
     431    Cattles plc (A)...................................     3,064
     172    Close Brothers Group plc (A)......................     3,283
     107    CSR plc (D)(A)(G).................................     1,691
     451    EMI Group plc (A)(G)..............................     2,247
     296    FirstGroup plc (A)................................     2,724
   1,525    FKI plc (A).......................................     2,572
   1,079    GCAP Media plc (A)(G).............................     4,129
     182    ICAP plc (A)......................................     1,764
     180    Speedy Hire plc (A)...............................     3,178
     310    SSL International plc (A).........................     2,034
     325    Star Energy Group plc (D).........................     1,886
     129    Ultra Electronics Holdings plc (A)................     2,538
      99    Vedanta Resources plc (A).........................     2,165
     386    Wolfson Microelectronics plc (D)(A)...............     3,390
                                                                --------
                                                                  36,665
                                                                --------
            UNITED STATES -- 3.9%
     517    Benfield Group plc (A)............................     3,540
   1,732    Goodpack Ltd. (D)(A)..............................     1,873
     345    Lancashire Holdings Ltd. (D)......................     2,231
      34    Mapeley Ltd. (A)..................................     2,132
   3,600    Midland Holdings, Ltd. (A)........................     1,694
     390    Petrofac Ltd. (A).................................     2,279
                                                                --------
                                                                  13,749
                                                                --------
            Total common stock
              (cost $321,617).................................  $345,821
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 26.2%
            REPURCHASE AGREEMENTS @ -- 1.4%
 $     6    Bank of America Securities Joint Repurchase
              Agreement,
              4.80%, 10/02/2006...............................  $      6
   2,147    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.37%, 10/02/2006...............................     2,147
     518    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.33%, 10/02/2006...............................       518

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS @ -- (CONTINUED)
 $   493    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.35%, 10/02/2006...............................  $    493
   1,715    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 10/02/2006...............................     1,715
                                                                --------
                                                                   4,879
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 24.8%
  88,233    Navigator Prime Portfolio,
              5.26% (L).......................................    88,233
                                                                --------
            Total short-term investments
              (cost $93,112)..................................  $ 93,112
                                                                --------
            Total investments in securities
              (cost $414,729) (C).............................  $438,933
            Other assets & liabilities........................   (83,401)
                                                                --------
            Total net assets..................................  $355,532
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 93.40% of total net assets at September 30, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006, was $328,688, which represents 92.45% of total net assets.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $415,194 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 36,953
      Unrealized depreciation........................   (13,214)
                                                       --------
      Net unrealized appreciation....................  $ 23,739
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD                                                 COST
      ACQUIRED            SHARES/PAR         SECURITY        BASIS
      --------            ----------         --------        -----
      03/2004 - 05/2004      3,088     Far East
                                       Pharmaceutical
                                       Technology Co., Ltd.  $445

     The aggregate value of these securities at September 30, 2006, rounds to zero.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2006, was $4,116, which represents 1.16% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

The accompanying notes are an integral part of these financial statements.

 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Australian Dollar                                Sell             $1,828          $1,839          10/03/06              $ 11
Australian Dollar                                Sell               483              486          10/04/06                 3
Danish Krone                                     Buy                767              768          10/04/06                (1)
Hong Kong Dollars                                Buy                161              161          10/03/06                --
Hong Kong Dollars                                Buy                675              675          10/04/06                --
Japanese Yen                                     Sell                98               99          10/02/06                 1
Japanese Yen                                     Sell               391              394          10/02/06                 3
Japanese Yen                                     Sell               351              352          10/03/06                 1
Japanese Yen                                     Buy                 11               11          10/04/06                --
New Zealand Dollar                               Sell             6,617            7,007          10/31/06               390
New Zealand Dollar                               Buy              6,617            6,709          10/31/06               (92)
Swedish Krona                                    Sell               273              274          10/02/06                 1
Swedish Krona                                    Sell                15               15          10/03/06                --
Swedish Krona                                    Sell               266              266          10/04/06                --
Swiss Francs                                     Sell               684              687          10/02/06                 3
Swiss Francs                                     Buy                 38               38          10/03/06                --
Swiss Francs                                     Sell               173              173          10/04/06                --
Thailand Baht                                    Sell               195              195          10/02/06                --
Thailand Baht                                    Sell               220              221          10/03/06                 1
                                                                                                                        ----
                                                                                                                        $321
                                                                                                                        ====

The accompanying notes are an integral part of these financial statements.

 HARTFORD INTERNATIONAL STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.0%
            BELGIUM -- 1.8%
      31    InBev N.V. (A)....................................  $  1,709
                                                                --------
            FRANCE -- 18.1%
      52    Axa S.A. (A)(G)...................................     1,905
      22    BNP Paribas (A)(G)................................     2,330
      96    France Telecom S.A. (A)(G)........................     2,212
       8    Lafarge S.A. (A)..................................       970
      17    Lagardere S.C.A. (A)(G)...........................     1,208
      28    Sanofi-Aventis S.A. (A)(G)........................     2,474
      10    Schneider Electric S.A. (A)(G)....................     1,104
      47    Total S.A. (A)(G).................................     3,103
      67    Vivendi S.A. (A)(G)...............................     2,400
                                                                --------
                                                                  17,706
                                                                --------
            GERMANY -- 7.0%
       9    Allianz AG (A)....................................     1,569
      28    Bayerische Motoren Werke (BMW) AG (A).............     1,502
       8    Fresenius Medical Care AG & Co. (A)...............     1,036
      34    KarstadtQuelle AG (D)(A)(G).......................       805
      23    Volkswagen AG (A)(G)..............................     1,946
                                                                --------
                                                                   6,858
                                                                --------
            IRELAND -- 2.7%
      80    Bank of Ireland (A)...............................     1,564
      33    CRH plc (A).......................................     1,102
                                                                --------
                                                                   2,666
                                                                --------
            ITALY -- 7.8%
      43    Banco Popolare di Verona e Novara S.c.r.l.
              (A)(G)..........................................     1,183
     116    Capitalia S.p.A. (A)..............................       958
     197    Enel S.p.A. (A)...................................     1,795
      57    Ente Nazionale Idrocarburi S.p.A. (A).............     1,680
     236    UniCredito Italiano S.p.A. (A)....................     1,958
                                                                --------
                                                                   7,574
                                                                --------
            JAPAN -- 20.6%
      19    Daito Trust Construction Co., Ltd. (A)............     1,021
      --    East Japan Railway Co. (A)(G).....................       902
      33    Hoya Corp. (A)(G).................................     1,241
       4    Keyence Corp. (A)(G)..............................       875
      29    Marui Co., Ltd. (A)(G)............................       424
      --    Mitsubishi UFJ Financial Group, Inc. .............     1,466
      20    Nidec Corp. (G)...................................     1,539
     213    Nissan Motor Co. Ltd. (A)(G)......................     2,387
      92    Nomura Holdings, Inc. (A).........................     1,625
      --    Sumitomo Mitsui Financial Group, Inc. (A)(G)......     1,880
     148    Sumitomo Trust & Banking Co., Ltd. (A)(G).........     1,552
      27    Takeda Pharmaceutical Co., Ltd. (A)...............     1,693
      33    THK Co. Ltd. (A)(G)...............................       783
     295    Tokyo Gas Co., Ltd. (A)(G)........................     1,479
      10    Yamada Denki Co., Ltd. (A)........................       994
      26    Yamato Holdings Co., Ltd. (A)(G)..................       376
                                                                --------
                                                                  20,237
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            NETHERLANDS -- 1.9%
      48    TNT N.V. (A)......................................  $  1,806
                                                                --------
            NEW ZEALAND -- 1.0%
     346    Telecom Corp. of New Zealand Ltd. (A).............       975
                                                                --------
            NORWAY -- 1.0%
      39    Statoil ASA (A)(G)................................       936
                                                                --------
            SPAIN -- 2.2%
      92    Banco Bilbao Vizcaya Argentaria S.A. (A)(G).......     2,123
                                                                --------
            SWEDEN -- 1.0%
     276    Telefonaktiebolaget LM Ericsson (A)...............       954
                                                                --------
            SWITZERLAND -- 11.3%
      26    Compagnie Financiere Richemont AG (A).............     1,238
      39    Credit Suisse Group (A)(G)........................     2,231
      12    Julius Baer Holding Ltd. (A)......................     1,179
       4    Nestle S.A. (A)...................................     1,552
      54    Novartis AG (A)...................................     3,158
       7    Zurich Financial Services AG (A)..................     1,662
                                                                --------
                                                                  11,020
                                                                --------
            UNITED KINGDOM -- 21.6%
     192    BAE Systems plc (A)...............................     1,417
     176    BP plc (A)........................................     1,929
     111    Diageo plc (A)....................................     1,960
     111    Gallaher Group plc (A)............................     1,823
      55    Imperial Tobacco Group plc (A)....................     1,847
     495    ITV plc (A).......................................       896
     103    Lloyds TSB Group plc (A)..........................     1,039
      88    Marks & Spencer Group plc (A).....................     1,057
     190    National Grid plc (A).............................     2,368
      47    Northern Rock plc (A).............................     1,025
     327    Old Mutual plc (A)................................     1,024
      27    Reckitt Benckiser plc (A).........................     1,107
     233    Tesco plc (A).....................................     1,569
     885    Vodafone Group plc (A)............................     2,021
                                                                --------
                                                                  21,082
                                                                --------
            Total common stock
              (cost $79,173)..................................  $ 95,646
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 25.6%
            FINANCE -- 1.8%
 $ 1,792    State Street Bank Money Market Variable Rate,
              4.77%, (L)......................................  $  1,792
                                                                --------

The accompanying notes are an integral part of these financial statements.

 HARTFORD INTERNATIONAL STOCK HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 23.8%
  23,190    Navigator Prime Portfolio,
              5.26% (L).......................................  $ 23,190
                                                                --------
            Total short-term investments
              (cost $24,982)..................................  $ 24,982
                                                                --------
            Total investments in securities
              (cost $104,155) (C).............................  $120,628
            Other assets & liabilities........................   (23,065)
                                                                --------
            Total net assets..................................  $ 97,563
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 98.04% of total net assets at September 30, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006, was $92,641, which represents 94.96% of total net assets.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $104,163 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $18,010
      Unrealized depreciation.........................   (1,545)
                                                        -------
      Net unrealized appreciation.....................  $16,465
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and or significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 HARTFORD LARGECAP GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
  COMMON STOCK -- 98.9%
            CONSUMER CYCLICAL -- 5.6%
    15      CDW Corp. ........................................   $   901
    18      Cheesecake Factory, Inc. (D)......................       485
    16      Kohl's Corp. (D)..................................     1,016
    20      Wal-Mart Stores, Inc. ............................       977
                                                                 -------
                                                                   3,379
                                                                 -------
            CONSUMER STAPLES -- 3.4%
    31      PepsiCo, Inc. ....................................     2,052
                                                                 -------
            ENERGY -- 9.4%
    18      BJ Services Co. ..................................       529
     7      Chevron Corp. ....................................       438
    18      Exxon Mobil Corp. ................................     1,215
    21      Halliburton Co. ..................................       592
     9      Noble Corp. ......................................       600
    13      Occidental Petroleum Corp. .......................       640
    39      XTO Energy, Inc. .................................     1,624
                                                                 -------
                                                                   5,638
                                                                 -------
            FINANCE -- 14.7%
    16      Aflac, Inc. ......................................       732
    40      American International Group, Inc. ...............     2,647
    14      Bank of America Corp. ............................       743
    25      Citigroup, Inc. ..................................     1,217
    23      Countrywide Financial Corp. ......................       815
    18      Federal National Mortgage Association.............       981
    18      SLM Corp. ........................................       930
    39      TD Ameritrade Holding Corp. ......................       741
                                                                 -------
                                                                   8,806
                                                                 -------
            HEALTH CARE -- 19.6%
    14      Baxter International, Inc. .......................       639
    38      Boston Scientific Corp. (D).......................       568
    20      CVS Corp. ........................................       647
    22      Eli Lilly & Co. ..................................     1,231
    14      Genzyme Corp. (D).................................       924
    10      Invitrogen Corp. (D)..............................       650
    18      Johnson & Johnson.................................     1,162
     9      Laboratory Corp. of America Holdings (D)..........       597
    18      Novartis AG ADR...................................     1,040
    80      Schering-Plough Corp. ............................     1,773
    27      Teva Pharmaceutical Industries Ltd. ADR...........       920
    37      Walgreen Co. .....................................     1,622
                                                                 -------
                                                                  11,773
                                                                 -------
            SERVICES -- 11.0%
    17      Automatic Data Processing, Inc. ..................       786
    23      Comcast Corp. Class A (D).........................       831
     8      FedEx Corp. ......................................       913
    31      H & R Block, Inc. ................................       674
    37      IMS Health, Inc. .................................       972
    11      Omnicom Group, Inc. ..............................     1,020
    47      Time Warner, Inc. ................................       864
    14      Viacom, Inc. Class B (D)..........................       521
                                                                 -------
                                                                   6,581
                                                                 -------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- 31.7%
    33      Adobe Systems, Inc. (D)...........................   $ 1,221
    11      Affiliated Computer Services, Inc. Class A (D)....       545
    15      Apple Computer, Inc. (D)..........................     1,175
    53      Citrix Systems, Inc. (D)..........................     1,921
    18      Cognos, Inc. (D)..................................       642
    13      Electronic Arts, Inc. (D).........................       702
    86      General Electric Co. .............................     3,024
    76      Intel Corp. ......................................     1,565
    11      International Business Machines Corp. ............       901
    37      Linear Technology Corp. ..........................     1,144
    12      Medtronic, Inc. ..................................       539
   107      Microsoft Corp. ..................................     2,932
    58      Motorola, Inc. ...................................     1,454
    63      Symantec Corp. (D)................................     1,345
                                                                 -------
                                                                  19,110
                                                                 -------
            TRANSPORTATION -- 1.1%
    14      Carnival Corp. ...................................       635
                                                                 -------
            UTILITIES -- 2.4%
     8      Kinder Morgan, Inc. ..............................       834
     7      Questar Corp. ....................................       582
                                                                 -------
                                                                   1,416
                                                                 -------
            Total common stock
              (cost $53,597)..................................   $59,390
                                                                 -------
PRINCIPAL
AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 1.1%
            FINANCE -- 1.1%
  $663      State Street Bank Money Market Variable Rate,
              4.97% (L).......................................   $   663
                                                                 -------
            Total short-term investments
              (cost $663).....................................   $   663
                                                                 -------
            Total investments in securities
              (cost $54,260) (C)..............................   $60,053
            Other assets & liabilities........................         4
                                                                 -------
            Total net assets..................................   $60,057
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.39% of total net assets at September 30, 2006.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $54,633 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 7,701
      Unrealized depreciation.........................   (2,281)
                                                        -------
      Net unrealized appreciation.....................  $ 5,420
                                                        =======

  (D)Currently non-income producing.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.
  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 HARTFORD MIDCAP HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 95.8%
            BASIC MATERIALS -- 5.7%
   1,112    Cameco Corp. (G)..................................  $   40,677
     668    Peabody Energy Corp. .............................      24,584
     220    Phelps Dodge Corp. ...............................      18,617
     427    Precision Castparts Corp. ........................      26,938
     239    Rohm & Haas Co. ..................................      11,315
     563    Teck Cominco Ltd. -- Class B......................      35,176
                                                                ----------
                                                                   157,307
                                                                ----------
            CAPITAL GOODS -- 3.3%
     436    Alliant Techsystems, Inc. (D)(G)..................      35,350
   1,067    American Standard Cos., Inc. .....................      44,769
     261    Lam Research Corp. (D)............................      11,836
                                                                ----------
                                                                    91,955
                                                                ----------
            CONSUMER CYCLICAL -- 16.2%
     239    Abercrombie & Fitch Co. Class A...................      16,599
     547    American Eagle Outfitters, Inc. ..................      23,975
     396    BorgWarner, Inc. .................................      22,634
     627    CarMax, Inc. (D)..................................      26,152
     600    Chico's FAS, Inc. (D)(G)..........................      12,912
     273    D.R. Horton, Inc. ................................       6,534
     227    Fastenal Co. .....................................       8,740
     670    Foster Wheeler Ltd. (D)...........................      25,871
     452    Gildan Activewear, Inc. (D)(G)....................      21,909
     523    Michaels Stores, Inc. ............................      22,763
     181    Mohawk Industries, Inc. (D)(G)....................      13,468
   1,028    Newell Rubbermaid, Inc. ..........................      29,110
     318    Oshkosh Truck Corp. ..............................      16,055
     671    OSI Restaurant Partners, Inc. ....................      21,271
     508    PACCAR, Inc. .....................................      28,965
   1,318    PetSmart, Inc. (G)................................      36,583
     929    Saks, Inc. .......................................      16,050
   1,506    Supervalu, Inc. ..................................      44,653
     986    Tiffany & Co. (G).................................      32,719
     653    Williams-Sonoma, Inc. (G).........................      21,134
                                                                ----------
                                                                   448,097
                                                                ----------
            CONSUMER STAPLES -- 1.9%
     442    Alberto-Culver Co. ...............................      22,351
     369    Clorox Co. .......................................      23,247
     436    Tyson Foods, Inc. Class A.........................       6,928
                                                                ----------
                                                                    52,526
                                                                ----------
            ENERGY -- 6.4%
     627    Chesapeake Energy Corp. (G).......................      18,173
     212    EOG Resources, Inc. ..............................      13,760
     835    GlobalSantaFe Corp. ..............................      41,727
     519    Noble Corp. (G)...................................      33,316
     444    Noble Energy, Inc. ...............................      20,228
     612    Southwestern Energy Co. (D)(G)....................      18,292
   1,234    Western Oil Sands, Inc. Class A (D)...............      31,585
                                                                ----------
                                                                   177,081
                                                                ----------
            FINANCE -- 14.2%
     457    AMBAC Financial Group, Inc. ......................      37,792
     960    AmeriCredit Corp. (D)(G)..........................      23,990

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
     757    Assurant, Inc. ...................................  $   40,442
     115    Blackrock, Inc. ..................................      17,075
     602    Conseco, Inc. (D).................................      12,642
   1,405    E* Trade Financial Group (D)......................      33,615
     179    Everest Re Group Ltd. ............................      17,458
     183    Golden West Financial Corp. ......................      14,129
       8    Hong Kong Exchanges & Clearing Ltd. (A)...........          58
   1,231    Host Hotels & Resorts, Inc. (G)...................      28,229
     538    State Street Corp. ...............................      33,559
     973    T. Rowe Price Group, Inc. ........................      46,539
   1,330    UCBH Holdings, Inc. (G)...........................      23,224
   1,296    UnumProvident Corp. ..............................      25,124
     425    Ventas, Inc. .....................................      16,391
     470    Webster Financial Corp. ..........................      22,123
                                                                ----------
                                                                   392,390
                                                                ----------
            HEALTH CARE -- 9.4%
     306    Amylin Pharmaceuticals, Inc. (D)..................      13,477
     548    Barr Pharmaceuticals, Inc. (D)....................      28,448
     357    Cephalon, Inc. (D)(G).............................      22,018
     601    Coventry Health Care, Inc. (D)....................      30,969
     309    Edwards Lifesciences Corp. (D)....................      14,392
     502    Eisai Co., Ltd. (A)...............................      24,320
     113    ICOS Corp. (D)(G).................................       2,837
     575    Manor Care, Inc. (G)..............................      30,040
   1,387    Millennium Pharmaceuticals, Inc. (D)(G)...........      13,805
     953    Mylan Laboratories, Inc. .........................      19,186
      71    Psychiatric Solutions, Inc. (D)...................       2,407
   1,543    Shionogi & Co., Ltd. (A)..........................      28,374
     179    Universal Health Services, Inc. Class B...........      10,727
     540    Vertex Pharmaceuticals, Inc. (D)..................      18,164
                                                                ----------
                                                                   259,164
                                                                ----------
            SERVICES -- 18.9%
     510    Alliance Data Systems Corp. (D)(G)................      28,147
     167    Allied Waste Industries, Inc. (D).................       1,885
     893    Autodesk, Inc. (D)................................      31,072
   1,512    BISYS Group, Inc. (D).............................      16,421
     356    C.H. Robinson Worldwide, Inc. (G).................      15,884
   1,246    Cablevision Systems Corp. (G).....................      28,306
   2,703    Cadence Design Systems, Inc. (D)..................      45,834
     550    Cognizant Technology Solutions Corp. (D)..........      40,755
     157    Corporate Executive Board Co. ....................      14,125
     569    EchoStar Communications Corp. Class A (D).........      18,623
   1,361    Equifax, Inc. ....................................      49,962
     434    Fluor Corp. ......................................      33,393
     198    Focus Media Holding Ltd. ADR (D)(G)...............      11,439
     197    Harrah's Entertainment, Inc. .....................      13,113
     679    Manpower, Inc. ...................................      41,608
     478    MoneyGram International, Inc. ....................      13,896
     537    Monster Worldwide, Inc. (D).......................      19,449
   1,001    Republic Services, Inc. ..........................      40,242
     455    Robert Half International, Inc. ..................      15,456
     802    Univision Communications, Inc. Class A (D)(G).....      27,554
     353    Weight Watchers International, Inc. ..............      15,630
                                                                ----------
                                                                   522,794
                                                                ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- 15.5%
   1,141    Activision, Inc. (D)..............................  $   17,232
     916    ADTRAN, Inc. .....................................      21,835
   2,314    Altera Corp. (D)(G)...............................      42,529
     243    American Reprographics Co. (D)....................       7,775
   1,395    American Tower Corp. Class A (D)..................      50,918
     493    DaVita, Inc. (D)..................................      28,536
   1,695    Fairchild Semiconductor International, Inc. (D)...      31,700
     930    Jabil Circuit, Inc. ..............................      26,559
   1,309    Linear Technology Corp. ..........................      40,730
     446    MEMC Electronic Materials, Inc. (D)...............      16,333
     597    Mercury Interactive Corp. (D).....................      30,753
   1,226    Network Appliance, Inc. (D)(G)....................      45,382
     733    Rockwell Collins, Inc. ...........................      40,170
     613    Roper Industries, Inc. ...........................      27,426
                                                                ----------
                                                                   427,878
                                                                ----------
            TRANSPORTATION -- 0.9%
     269    Expeditors International of Washington, Inc. .....      11,992
     502    UTI Worldwide, Inc. (G)...........................      14,027
                                                                ----------
                                                                    26,019
                                                                ----------
            UTILITIES -- 3.4%
   1,481    Northeast Utilities...............................      34,455
     650    NRG Energy, Inc. (D)(G)...........................      29,454
     584    PNM Resources, Inc. ..............................      16,109
     491    Suntech Power Holdings Co. Ltd. ADR (D)(G)........      12,693
                                                                ----------
                                                                    92,711
                                                                ----------
            Total common stock
              (cost $2,376,768)...............................  $2,647,922
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 12.2%
            REPURCHASE AGREEMENTS @ -- 4.8%
$    168    Bank of America Securities Joint Repurchase
              Agreement,
              4.80%, 10/02/2006...............................  $      168
  59,158    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.37%, 10/02/2006...............................      59,158
  14,279    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.33%, 10/02/2006...............................      14,279
  13,600    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.35%, 10/02/2006...............................      13,600
  47,258    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 10/02/2006...............................      47,258
                                                                ----------
                                                                   134,463
                                                                ----------
                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 7.4%
 203,803    BNY Institutional Cash Reserve Fund,
              5.34% (L).......................................  $  203,803
                                                                ----------
            Total short-term investments
              (cost $338,266).................................  $  338,266
                                                                ----------
            Total investments in securities
              (cost $2,715,034) (C)...........................  $2,986,188
            Other assets & liabilities........................    (221,105)
                                                                ----------
            Total net assets..................................  $2,765,083
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.97% of total net assets at September 30, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006, was $52,752, which represents 1.91% of total net assets.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $2,718,490 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $349,931
      Unrealized depreciation........................   (82,233)
                                                       --------
      Net unrealized appreciation....................  $267,698
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 HARTFORD MIDCAP HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

The accompanying notes are an integral part of these financial statements.

 HARTFORD MIDCAP STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.9%
            BASIC MATERIALS -- 5.6%
     14     Airgas, Inc. .....................................   $   514
     14     Church & Dwight Co., Inc. ........................       531
     20     Florida Rock Industries, Inc. ....................       784
     17     Precision Castparts Corp. ........................     1,057
                                                                 -------
                                                                   2,886
                                                                 -------
            CAPITAL GOODS -- 5.3%
     10     Black & Decker Corp. .............................       765
      9     Rockwell Automation, Inc. ........................       535
     17     Terex Corp. (D)...................................       776
     18     Varian Semiconductor Equipment Associates, Inc.
              (D).............................................       660
                                                                 -------
                                                                   2,736
                                                                 -------
            CONSUMER CYCLICAL -- 8.3%
     10     Abercrombie & Fitch Co. Class A...................       707
     50     Avnet, Inc. (D)...................................       988
     21     Carter's, Inc. (D)................................       559
     15     Fastenal Co. (G)..................................       572
     28     Newell Rubbermaid, Inc. ..........................       798
     24     TJX Cos., Inc. ...................................       659
                                                                 -------
                                                                   4,283
                                                                 -------
            CONSUMER STAPLES -- 3.5%
     31     Avon Products, Inc. ..............................       940
     17     Hershey Co. ......................................       882
                                                                 -------
                                                                   1,822
                                                                 -------
            ENERGY -- 5.7%
     17     BJ Services Co. ..................................       523
     12     Newfield Exploration Co. (D)......................       461
     35     Patterson-UTI Energy, Inc. .......................       836
     27     Range Resources Corp. ............................       688
     11     XTO Energy, Inc. .................................       463
                                                                 -------
                                                                   2,971
                                                                 -------
            FINANCE -- 8.8%
     11     Affiliated Managers Group, Inc. (D)(G)............     1,108
     29     Berkley (W.R.) Corp. .............................     1,030
     22     Commerce Bancorp, Inc. (G)........................       824
     31     E* Trade Financial Group (D)......................       746
     15     Northern Trust Corp. .............................       856
                                                                 -------
                                                                   4,564
                                                                 -------
            HEALTH CARE -- 15.1%
      9     Barr Pharmaceuticals, Inc. (D)....................       451
     15     Cephalon, Inc. (D)(G).............................       948
     15     Cooper Companies, Inc. ...........................       808
     21     Endo Pharmaceuticals Holdings, Inc. (D)...........       695
     11     Henry Schein, Inc. (D)............................       530
     23     Kinetic Concepts, Inc. (D)........................       712
     14     Kos Pharmaceuticals, Inc. (D).....................       697
     26     MedImmune, Inc. (D)...............................       754
     24     Respironics, Inc. (D).............................       908

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            HEALTH CARE -- (CONTINUED)
     21     St. Jude Medical, Inc. (D)........................   $   740
     11     Varian Medical Systems, Inc. (D)..................       567
                                                                 -------
                                                                   7,810
                                                                 -------
            SERVICES -- 14.8%
     71     Allied Waste Industries, Inc. (D).................       800
     26     Autodesk, Inc. (D)................................       894
     14     Brookfield Asset Management, Inc. ................       631
     16     C.H. Robinson Worldwide, Inc. ....................       698
     14     Cerner Corp. (D)..................................       636
     14     Cintas Corp. .....................................       568
      9     Express Scripts, Inc. (D).........................       678
     13     Getty Images, Inc. (D)............................       660
     12     Harrah's Entertainment, Inc. .....................       786
     30     Liberty Global, Inc. (D)..........................       761
     14     Paychex, Inc. ....................................       524
                                                                 -------
                                                                   7,636
                                                                 -------
            TECHNOLOGY -- 28.2%
     19     Akamai Technologies, Inc. (D).....................       969
      8     Amphenol Corp. Class A............................       523
     21     Analog Devices, Inc. .............................       611
     82     Andrew Corp. (D)..................................       753
      9     Dun & Bradstreet Corp. (D)........................       692
     22     Fidelity National Information Services, Inc. .....       801
     18     Fiserv, Inc. (D)..................................       824
     14     Freescale Semiconductor, Inc. Class A (D).........       521
     12     Harman International Industries, Inc. ............       972
     18     IAC/Interactive Corp. (D).........................       506
     42     Jabil Circuit, Inc. ..............................     1,209
     44     Juniper Networks, Inc. (D)........................       766
     10     L-3 Communications Holdings, Inc. ................       783
     14     Microchip Technology, Inc. .......................       451
     27     NAVTEQ Corp. (D)..................................       701
     20     Network Appliance, Inc. (D).......................       722
     22     NII Holdings, Inc. Class B (D)....................     1,368
     30     Polycom, Inc. (D).................................       743
     37     Western Digital Corp. (D).........................       673
                                                                 -------
                                                                  14,588
                                                                 -------
            TRANSPORTATION -- 1.7%
     22     Royal Caribbean Cruises Ltd. .....................       865
                                                                 -------
            UTILITIES -- 1.9%
     24     Kinder Morgan Management LLC......................     1,001
                                                                 -------
            Total common stock
              (cost $49,189)..................................   $51,162
                                                                 -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 4.6%
            FINANCE -- 0.4%
 $  208     State Street Bank Money Market Variable Rate,
              4.97% (L).......................................   $   208
                                                                 -------

The accompanying notes are an integral part of these financial statements.

 HARTFORD MIDCAP STOCK HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 4.2%
 $2,199     BNY Institutional Cash Reserve Fund,
              5.34% (L).......................................   $ 2,199
                                                                 -------
            Total short-term investments
              (cost $2,407)...................................   $ 2,407
                                                                 -------
            Total investments in securities
              (cost $51,596) (C)..............................   $53,569
            Other assets and liabilities......................    (1,814)
                                                                 -------
            Total net assets..................................   $51,755
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $52,066 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 3,775
      Unrealized depreciation.........................   (2,272)
                                                        -------
      Net unrealized appreciation.....................  $ 1,503
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 HARTFORD MIDCAP VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 99.3%
            BASIC MATERIALS -- 12.3%
     174    Albemarle Corp. ..................................  $    9,437
     222    Arch Coal, Inc. (G)...............................       6,409
      88    Ashland, Inc. (G).................................       5,619
     117    Carlisle Cos., Inc. ..............................       9,840
     224    Century Aluminum Co. (D)(G).......................       7,524
   1,238    Chemtura Corp. (G)................................      10,730
     172    Cleveland-Cliffs, Inc. (G)........................       6,559
     349    Cytec Industries, Inc. ...........................      19,395
      37    FMC Corp. (D).....................................       2,383
      99    Martin Marietta Materials, Inc. ..................       8,344
      67    Michelin (C.G.D.E.) Class B (A)...................       4,934
     551    Pactiv Corp. (D)..................................      15,657
     289    Shaw Group, Inc. (D)(G)...........................       6,832
     298    Temple-Inland, Inc. ..............................      11,946
     202    UAP Holding Corp. ................................       4,325
      78    Verzatec S.A. de C.V. (D).........................          35
                                                                ----------
                                                                   129,969
                                                                ----------
            CAPITAL GOODS -- 12.7%
     189    Alliant Techsystems, Inc. (D)(G)..................      15,337
     286    American Standard Cos., Inc. .....................      11,999
     134    Black & Decker Corp. .............................      10,593
     612    Goodrich Corp. (G)................................      24,778
     258    Kennametal, Inc. .................................      14,610
      82    Lam Research Corp. (D)(G).........................       3,731
     202    Parker-Hannifin Corp. ............................      15,686
     204    Terex Corp. (D)...................................       9,225
     202    Toro Co. (G)......................................       8,518
     523    Varian Semiconductor Equipment Associates, Inc.
              (D)(G)..........................................      19,192
                                                                ----------
                                                                   133,669
                                                                ----------
            CONSUMER CYCLICAL -- 9.9%
     485    American Axle & Manufacturing Holdings, Inc.
              (G).............................................       8,101
     511    Arris Group, Inc. (D)(G)..........................       5,861
     196    BorgWarner, Inc. .................................      11,205
     887    Foot Locker, Inc. ................................      22,384
     256    Newell Rubbermaid, Inc. ..........................       7,261
     113    Office Depot, Inc. (D)............................       4,474
     412    Ruby Tuesday, Inc. (G)............................      11,600
     222    TRW Automotive Holdings Corp. (D).................       5,351
     275    United Stationers, Inc. (D).......................      12,781
      74    V.F. Corp. .......................................       5,362
     232    Walter Industries (G).............................       9,893
                                                                ----------
                                                                   104,273
                                                                ----------
            CONSUMER STAPLES -- 4.2%
     304    Bunge Ltd. (G)....................................      17,631
     145    Ralcorp Holdings, Inc. (D)........................       6,984
     487    Smithfield Foods, Inc. (D)........................      13,153
     433    Tyson Foods, Inc. Class A (G).....................       6,879
                                                                ----------
                                                                    44,647
                                                                ----------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            ENERGY -- 3.6%
     314    Newfield Exploration Co. (D)......................  $   12,102
     324    Noble Energy, Inc. ...............................      14,780
     452    UGI Corp. ........................................      11,061
                                                                ----------
                                                                    37,943
                                                                ----------
            FINANCE -- 17.0%
     139    Affiliated Managers Group, Inc. (D)(G)............      13,865
     309    AMBAC Financial Group, Inc. ......................      25,561
     867    Apollo Investment Corp. (G).......................      17,782
     369    CIT Group, Inc. ..................................      17,940
      51    City National Corp. ..............................       3,427
     149    Everest Re Group Ltd. ............................      14,571
     682    Grupo Imsa S.A. de C.V. ..........................       2,977
     550    Huntington Bancshares, Inc. (G)...................      13,152
     587    KKR Financial Corp. ..............................      14,410
     349    Platinum Underwriters Holdings Ltd. (G)...........      10,772
     293    Reinsurance Group of America, Inc. (G)............      15,221
     104    UnionBanCal Corp. ................................       6,309
     457    UnumProvident Corp. (G)...........................       8,859
     288    Webster Financial Corp. ..........................      13,563
                                                                ----------
                                                                   178,409
                                                                ----------
            HEALTH CARE -- 7.5%
     336    Barr Pharmaceuticals, Inc. (D)....................      17,462
     291    Cooper Companies, Inc. (G)........................      15,590
     722    Endo Pharmaceuticals Holdings, Inc. (D)...........      23,514
   1,137    Impax Laboratories, Inc. (D)(G)...................       7,469
     562    Theravance, Inc. (D)(G)...........................      15,202
                                                                ----------
                                                                    79,237
                                                                ----------
            SERVICES -- 9.5%
     178    Avid Technology, Inc. (D)(G)......................       6,465
     981    BearingPoint, Inc. (D)(G).........................       7,707
     491    Entercom Communications Corp. ....................      12,378
     539    IMS Health, Inc. (G)..............................      14,370
     496    R.H. Donnelley Corp. (G)..........................      26,224
     452    R.R. Donnelley & Sons Co. ........................      14,891
   1,266    Unisys Corp. (D)..................................       7,165
     276    URS Corp. (D).....................................      10,718
                                                                ----------
                                                                    99,918
                                                                ----------
            TECHNOLOGY -- 15.2%
     292    Acuity Brands, Inc. ..............................      13,248
     785    Arrow Electronics, Inc. (D).......................      21,541
   1,222    Cinram International Income Fund..................      24,425
     271    Embarq Corp. (G)..................................      13,084
     855    Fairchild Semiconductor International, Inc.
              (D)(G)..........................................      15,979
   1,125    Flextronics International Ltd. (D)................      14,224
     333    NCR Corp. (D)(G)..................................      13,155
     802    Powerwave Technologies, Inc. (D)(G)...............       6,094
     483    QLogic Corp. (D)..................................       9,125
     206    Reynolds & Reynolds Co. Class A...................       8,143
     210    Syniverse Holdings, Inc. (D)......................       3,150

The accompanying notes are an integral part of these financial statements.

 HARTFORD MIDCAP VALUE HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     417    Tektronix, Inc. ..................................  $   12,072
     378    Vishay Intertechnology, Inc. (D)(G)...............       5,307
                                                                ----------
                                                                   159,547
                                                                ----------
            TRANSPORTATION -- 2.1%
     290    Trinity Industries, Inc. (G)......................       9,318
     424    UAL Corp. (D)(G)..................................      11,266
      32    YRC Worldwide, Inc. (D)(G)........................       1,174
                                                                ----------
                                                                    21,758
                                                                ----------
            UTILITIES -- 5.3%
     497    Northeast Utilities...............................      11,572
     807    PPL Corp. (G).....................................      26,550
     124    SBM Offshore N.V. (A).............................       3,377
     326    Wisconsin Energy Corp. ...........................      14,075
                                                                ----------
                                                                    55,574
                                                                ----------
            Total common stock
              (cost $896,921).................................  $1,044,944
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 21.0%
            REPURCHASE AGREEMENTS @ -- 0.1%
$      1    Bank of America Securities Joint Repurchase
              Agreement,
              4.80%, 10/02/2006...............................  $        1
     491    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.37%, 10/02/2006...............................         491
     118    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.33%, 10/02/2006...............................         118
     113    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.35%, 10/02/2006...............................         113
     392    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 10/02/2006...............................         392
                                                                ----------
                                                                     1,115
                                                                ----------
                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 20.9%
 219,635    Navigator Prime Portfolio,
              5.26% (L).......................................  $  219,635
                                                                ----------
            Total short-term investments
              (cost $220,750).................................  $  220,750
                                                                ----------
            Total investments in securities
              (cost $1,117,671) (C)...........................  $1,265,694
            Other assets & liabilities........................    (213,127)
                                                                ----------
            Total net assets..................................  $1,052,567
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.40% of total net assets at September 30, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006, was $8,311, which represents 0.79% of total net assets.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $1,118,537 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $176,429
      Unrealized depreciation........................   (29,272)
                                                       --------
      Net unrealized appreciation....................  $147,157
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2006

                                                                  MARKET         CONTRACT         DELIVERY           UNREALIZED
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE            APPRECIATION
-----------                                   -----------         ------         --------         --------          DEPRECIATION
Canadian Dollar                                  Sell              $51             $51            10/02/06               $--
Euro                                             Sell               17              17            10/03/06               --
Mexican Peso                                     Sell               21              21            10/02/06               --
Mexican Peso                                     Sell                2               2            10/03/06               --
                                                                                                                         --
                                                                                                                         $--
                                                                                                                         ==

The accompanying notes are an integral part of these financial statements.

 HARTFORD MONEY MARKET HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                MATURITY      MARKET
 AMOUNT                                                         YIELD      DATE      VALUE (W)
---------                                                       -----   ----------   ----------
            CONSUMER CYCLICAL -- 1.3%
 $25,345    Wal-Mart Stores, Inc. (L).........................  5.26%   03/28/2007   $   25,340
                                                                                     ----------
            CONSUMER STAPLES -- 5.0%
  22,000    Alcoa, Inc. ......................................  5.21%   11/15/2006       21,855
  22,100    Alcoa, Inc. ......................................  5.21%   11/16/2006       21,951
  51,000    Stadshypotek......................................  4.98%   10/18/2006       50,873
                                                                                     ----------
                                                                                     $   94,679
                                                                                     ----------
            FINANCE -- 93.3%
  26,000    AB Spin Tab.......................................  4.76%   10/10/2006       25,966
  26,000    American Express Credit Corp. ....................  5.04%   10/23/2006       25,917
  23,000    American Express Credit Corp. (L).................  5.42%   12/15/2006       23,006
  25,000    American General Finance Corp. ...................  4.77%   10/11/2006       24,964
  21,200    American General Finance Corp. (L)................  5.43%   03/23/2007       21,206
  26,000    American Honda Finance Corp. .....................  3.50%   10/03/2006       25,992
  26,500    American Honda Finance Corp. (I)(L)...............  5.47%   08/08/2007       26,500
  26,000    Amsterdam Funding Corp. ..........................  3.95%   10/04/2006       25,989
  26,000    Amsterdam Funding Corp. ..........................  4.22%   10/05/2006       25,985
  20,320    Bank of America Corp. ............................  5.14%   11/06/2006       20,213
  25,000    Bank of America Corp. (L).........................  5.30%   11/20/2006       25,000
  21,700    Bank of America NA (L)............................  5.31%   05/15/2007       21,847
  26,000    Barton Capital Corp. .............................  3.95%   10/04/2006       25,989
  26,000    Barton Capital Corp. .............................  4.94%   10/16/2006       25,943
  21,700    Bear Stearns & Co., Inc. (L)......................  4.78%   10/02/2006       21,962
  22,000    Bear Stearns & Co., Inc. (L)......................  5.32%   10/12/2007       22,000
  22,920    Bradford & Bingley PLC............................  4.99%   10/18/2006       22,863
  23,800    Bradford & Bingley PLC............................  5.07%   10/24/2006       23,720
  25,840    Britannia Building Society........................  4.81%   10/16/2006       25,785
  22,000    Britannia Building Society........................  5.19%   11/13/2006       21,861
  25,000    Cafco LLC.........................................  5.00%   10/19/2006       24,934
  25,000    Cafco LLC.........................................  5.15%   11/08/2006       24,861
  44,000    Caterpillar Financial Services Corp. (L)..........  5.50%   07/27/2007       44,009
  26,000    Citigroup Funding, Inc. ..........................  4.85%   10/13/2006       25,955
  22,000    Citigroup Funding, Inc. ..........................  5.04%   10/23/2006       21,929
  23,000    Countrywide Financial Corp. ......................  4.40%   10/06/2006       22,983
  23,000    Countrywide Financial Corp. ......................  4.41%   10/06/2006       22,983
  25,000    General Electric Capital Corp. ...................  5.19%   11/27/2006       24,793
  19,400    General Electric Capital Corp. (L)................  5.29%   10/24/2007       19,400
  34,400    General Electric Capital Corp. (L)................  5.56%   01/05/2007       34,411

PRINCIPAL                                                                MATURITY      MARKET
 AMOUNT                                                         YIELD      DATE      VALUE (W)
---------                                                       -----   ----------   ----------
            FINANCE -- (CONTINUED)
 $49,580    Goldman Sachs Group, Inc. (L).....................  5.47%   03/30/2007   $   49,619
  24,000    Greenwich Capital Holdings (L)....................  5.28%   10/27/2006       24,004
  26,440    HBOS Treasury Services plc (I)(L).................  5.30%   10/09/2007       26,435
  25,000    HSBC Finance Corp. ...............................  4.80%   10/12/2006       24,960
  22,500    HSBC Finance Corp. (L)............................  5.32%   10/05/2007       22,500
  26,200    JP Morgan Chase & Co. (L).........................  5.30%   10/02/2007       26,200
  22,000    Merrill Lynch & Co., Inc. (L).....................  5.31%   10/24/2007       22,000
  26,900    Merrill Lynch & Co., Inc. (L).....................  5.42%   05/29/2007       26,899
  24,000    Merrill Lynch & Co., Inc. (L).....................  5.55%   10/19/2006       24,001
  24,000    Morgan Stanley (L)................................  5.30%   11/28/2006       24,011
  25,000    Morgan Stanley (L)................................  5.43%   06/26/2007       25,008
  23,000    Morgan Stanley (L)................................  5.55%   01/19/2007       23,007
  26,000    Nationwide Building Society (I)...................  4.81%   10/11/2006       25,962
  21,700    Nordea Bank AB (I)(L).............................  5.31%   10/09/2007       21,700
  20,350    Nordea North America..............................  5.11%   11/01/2006       20,258
  25,000    Northern Rock plc.................................  5.11%   11/01/2006       24,887
  26,000    Old Line Funding (I)..............................  5.08%   10/26/2006       25,905
  25,000    Old Line Funding (I)..............................  5.12%   11/02/2006       24,883
  22,594    Preferred Funding (I).............................  5.04%   10/23/2006       22,521
  25,000    Preferred Funding.................................  5.05%   10/24/2006       24,916
  26,000    Sheffield Receivables.............................  4.98%   10/18/2006       25,935
  25,000    Sheffield Receivables.............................  5.08%   10/26/2006       24,909
  22,030    Skandinaviska Enskilda Bank (I)(L)................  5.29%   07/19/2007       22,028
  21,600    Skandinaviska Enskilda Bank NY (I)(L).............  5.32%   10/09/2007       21,600
  21,700    SLM Corp. (I)(L)..................................  5.33%   10/12/2007       21,700
  18,135    SLM Corp. (L).....................................  5.61%   01/25/2007       18,143
  26,000    Swedbank..........................................  4.21%   10/05/2006       25,985
  53,000    Toyota Motor Credit Corp. (L).....................  5.29%   09/24/2007       53,000
  24,376    Triple A-1 Funding................................  4.39%   10/06/2006       24,358
  26,000    Triple A-1 Funding................................  4.86%   10/13/2006       25,954
  22,033    UBS Finance LLC...................................  2.68%   10/02/2006       22,030
  25,000    UBS Finance LLC...................................  4.71%   10/10/2006       24,967
  25,000    UBS Finance LLC...................................  5.13%   11/03/2006       24,879
  21,135    Washington Mutual Bank (L)........................  5.44%   02/28/2007       21,139
  24,680    Washington Mutual Bank (L)........................  5.46%   08/27/2007       24,680
  22,000    Wells Fargo & Co. (L).............................  5.45%   03/23/2007       22,010
  25,000    Wells Fargo Bank..................................  5.28%   10/27/2006       25,000
  21,600    Westpac Banking Corp. (I)(L)......................  5.30%   07/16/2007       21,599
  26,000    Yorktown Capital..................................  4.97%   10/20/2006       25,927
  26,000    Yorktown Capital..................................  5.01%   10/17/2006       25,938
                                                                                     ----------
                                                                                     $1,760,423
                                                                                     ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                                MATURITY      MARKET
 AMOUNT                                                         YIELD      DATE      VALUE (W)
---------                                                       -----   ----------   ----------
            U.S. GOVERNMENT SECURITIES -- 1.9%
 $35,300    Federal National Mortgage Association.............  5.61%   10/06/2006   $   35,300
                                                                                     ----------
            Total investments in securities
              (cost $1,915,742) (C)...........................                       $1,915,742
            Other assets & liabilities........................                          (28,697)
                                                                                     ----------
            Total net assets..................................                       $1,887,045
                                                                                     ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.01% of total net assets at September 30, 2006.

  (C)Also represents cost for federal tax purposes.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2006, was $260,833 which represents 13.82% of total net assets.

  (L)Variable rate securities; the yield reported is the rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 HARTFORD MORTGAGE SECURITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 20.0%
            FINANCE -- 20.0%
 $   926    Ameriquest Mortgage Securities, Inc.,
              6.13%, 10/25/2033 (L)...........................  $    927
   3,183    Ameriquest Mortgage Securities, Inc.,
              6.40%, 09/25/2032 (L)...........................     3,198
  15,000    Banc of America Commercial Mortgage, Inc.,
              4.76%, 07/10/2045...............................    14,817
  41,685    Banc of America Commercial Mortgage, Inc.,
              4.83%, 07/11/2043 (I)(P)........................     2,090
  36,748    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.85%, 08/15/2038 (I)(P)........................     2,289
   5,575    Countrywide Home Loan Mortgage Pass Through Trust,
              5.00%, 01/25/2019...............................     5,453
  53,125    CS First Boston Mortgage Securities Corp.,
              4.01%, 03/15/2035 (I)(P)........................     2,023
  10,000    Discover Card Master Trust I,
              5.55%, 01/15/2008 (L)...........................    10,028
      75    DLJ Mortgage Acceptance Corp.,
              7.25%, 09/18/2011 (I)...........................        75
   5,000    First Franklin Mortgage Loan Asset Backed
              Certificates,
              7.81%, 07/25/2033 (L)...........................     5,008
      55    Green Tree Financial Corp.,
              6.27%, 06/01/2030...............................        55
     352    Green Tree Financial Corp.,
              7.30%, 01/15/2026...............................       358
  10,000    Greenwich Capital Commercial Funding Corp.,
              4.53%, 01/05/2036...............................     9,745
   6,000    Greenwich Capital Commercial Funding Corp.,
              5.12%, 04/10/2037 (L)...........................     5,990
   5,150    Hasco NIM Trust,
              6.17%, 08/25/2036 (I)...........................     5,150
  47,160    LB-UBS Commercial Mortgage Trust,
              4.25%, 12/15/2036 (I)(P)........................     1,497
  35,622    Mach One Trust Commercial Mortgage-Backed,
              6.09%, 05/28/2040 (I)(P)........................     1,491
   3,000    Master Asset Backed Securities Trust,
              6.08%, 05/25/2033 (L)...........................     3,009
   2,000    Master Asset Backed Securities Trust,
              7.13%, 05/25/2033 (L)...........................     2,017
   4,579    Master Asset Securitization Trust,
              5.00%, 12/25/2018...............................     4,479
   4,800    MBNA Credit Card Master Note Trust,
              5.47%, 02/16/2010 (L)...........................     4,806
   3,292    Merrill Lynch Mortgage Investors, Inc.,
              6.43%, 05/25/2032 (L)...........................     3,296
   5,000    Merrill Lynch Mortgage Trust,
              5.24%, 11/12/2035...............................     4,980
   4,628    Morgan Stanley ABS Capital I,
              6.33%, 11/25/2032 (L)...........................     4,634
   3,526    Residential Asset Mortgage Products, Inc.,
              5.70%, 10/25/2031...............................     3,514

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
 $   638    Soundview Home Equity Loan Trust,
              8.64%, 05/25/2030...............................  $    636
   5,947    Spirit Master Funding LLC,
              5.76%, 03/20/2024 (I)...........................     5,947
   4,992    Structured Asset Securities Corp.,
              6.33%, 02/25/2033 (L)...........................     5,060
                                                                --------
            Total asset & commercial
              mortgage backed securities
              (cost $113,338).................................  $112,572
                                                                --------
U.S. GOVERNMENT SECURITIES -- 1.5%
            U.S. TREASURY SECURITIES -- 1.5%
            U.S. Treasury Bonds
   3,930    5.25% 2028........................................  $  4,155
            U.S. Treasury Notes
   4,400    4.88% 2011........................................     4,451
                                                                --------
            Total U.S. government securities
              (cost $8,634)...................................  $  8,606
                                                                --------
U.S. GOVERNMENT AGENCIES -- 81.6%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 34.6%
            Mortgage Backed Securities:
   1,789    4.50% 2018........................................  $  1,729
   3,078    4.94% 2035........................................     3,022
  94,298    5.50% 2020 -- 2034 (Q)............................    93,446
   1,466    6.00% 2022 -- 2034................................     1,482
   2,347    6.50% 2014 -- 2017................................     2,397
   2,698    7.00% 2026 -- 2032................................     2,778
      44    7.50% 2024 -- 2025................................        45
     138    8.00% 2013 -- 2024................................       144
      53    8.50% 2009 -- 2024................................        57
       5    9.50% 2008........................................         5
      77    10.00% 2020.......................................        85
                                                                --------
                                                                 105,190
                                                                --------
            Remic -- IO & IO-Ette:
     669    5.50% 2015 (P)....................................        13
            Remic -- PAC's:
  10,000    4.50% 2020........................................     9,441
  65,245    5.00% 2015 -- 2028................................    64,325
  15,802    5.50% 2035........................................    15,557
                                                                --------
                                                                  89,323
                                                                --------
                                                                 194,526
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 32.7%
            Mortgage Backed Securities:
   7,584    4.50% 2034........................................     7,100
   7,005    4.81% 2035........................................     6,917
  62,280    5.00% 2018 -- 2036 (Q)............................    60,655
  29,132    5.50% 2019 -- 2036 (Q)............................    28,799
  26,097    6.00% 2023 -- 2035................................    26,317
  24,190    6.50% 2028 -- 2036 (Q)............................    24,722
   5,024    7.00% 2011 -- 2032................................     5,159

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
 $   342    8.00% 2029 -- 2031................................  $    361
      74    9.00% 2021........................................        81
                                                                --------
                                                                 160,111
                                                                --------
            Remic -- PAC's:
  11,000    4.50% 2018........................................    10,485
  10,371    5.50% 2035........................................    10,188
   2,244    6.50% 2031........................................     2,309
                                                                --------
                                                                  22,982
                                                                --------
            Zero Coupon Strips:
      27    11.00% 2009.......................................        28
                                                                --------
                                                                 183,121
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 9.6%
            Mortgage Backed Securities:
  43,341    6.00% 2033 -- 2035................................    43,828
   6,197    6.50% 2028 -- 2032................................     6,368
   2,716    7.00% 2032........................................     2,804
     828    7.50% 2022 -- 2030................................       858
     154    8.50% 2017 -- 2030................................       166
     134    9.50% 2009........................................       138
       7    12.50% 2015.......................................         8
                                                                --------
                                                                  54,170
                                                                --------
            OTHER GOVERNMENT AGENCIES -- 4.7%
            Small Business Administration Participation
              Certificates:
   4,294    5.54% 2026........................................     4,351
   4,662    5.70% 2026........................................     4,764
   4,878    6.07% 2026........................................     5,079
  11,997    6.30% 2019........................................    12,350
                                                                --------
                                                                  26,544
                                                                --------
            Total U.S. government agencies
              (cost $461,377).................................  $458,361
                                                                --------
            Total long-term investments
              (cost $583,349).................................  $579,539
                                                                --------
SHORT-TERM INVESTMENTS -- 4.4%
            REPURCHASE AGREEMENTS @ -- 4.3%
   7,086    BNP Paribas Joint Repurchase Agreement,
              5.05%, 10/02/2006...............................  $  7,086
   8,267    RBS Greenwich Joint Repurchase Agreement,
              5.10%, 10/02/2006...............................     8,267
   8,900    UBS Securities LLC Repurchase Agreement,
              5.05%, 10/02/2006...............................     8,900
                                                                --------
                                                                  24,253
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            U.S. TREASURY BILLS -- 0.1%
 $   250    U.S. Treasury Bill,
              4.93%, 10/05/2006 (M)...........................  $    250
                                                                --------
            Total short-term investments
              (cost $24,503)..................................  $ 24,503
                                                                --------
            Total investments in securities
              (cost $607,852) (C).............................  $604,042
            Other assets & liabilities........................   (42,487)
                                                                --------
            Total net assets..................................  $561,555
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $608,182 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 2,351
      Unrealized depreciation.........................   (6,491)
                                                        -------
      Net unrealized depreciation.....................  $(4,140)
                                                        =======

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2006, was $20,562, which represents 3.66% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at September 30, 2006.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2006 was $45,150.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE         COUPON RATE       EXPIRATION DATE
                                                                       -------------         -----------       ---------------
      BNP Paribas Joint Repurchase Agreement......................  U.S. Treasury Bonds      5.25% - 7.875%      2021 - 2029
      RBS Greenwich Joint Repurchase Agreement....................  U.S. Treasury Notes    10.375% - 12.00%      2012 - 2013
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bonds      6.25% - 7.625%      2023 - 2025

The accompanying notes are an integral part of these financial statements.

 HARTFORD SMALL COMPANY HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 98.0%
            BASIC MATERIALS -- 4.9%
     380    Arch Coal, Inc. ..................................  $   10,973
     308    Brush Engineered Materials, Inc. .................       7,655
     346    Century Aluminum Co. (D)(G).......................      11,626
     452    Jarden Corp. (D)..................................      14,886
   3,396    Kingboard Chemical Holdings Ltd. (A)..............      12,211
      65    Kinross Gold Corp. (D)............................         808
     230    UrAsia Energy Ltd. (D)(H).........................         529
      49    Wacker Chemie AG (A)(D)...........................       5,811
                                                                ----------
                                                                    64,499
                                                                ----------
            CAPITAL GOODS -- 3.6%
     172    Alliant Techsystems, Inc. (D).....................      13,916
     226    Bucyrus International, Inc. ......................       9,603
      43    Daktronics, Inc. .................................         898
     631    Goodman Global, Inc. (D)..........................       8,424
     299    Marvel Entertainment, Inc. (D)....................       7,210
      29    Oil States International, Inc. ...................         800
      34    Scientific Games Corp. Class A (D)................       1,081
     205    TransDigm Group, Inc. (D).........................       5,001
                                                                ----------
                                                                    46,933
                                                                ----------
            CONSUMER CYCLICAL -- 5.2%
      38    Advance Auto Parts, Inc. .........................       1,248
      35    Aftermarket Technology Corp. (D)..................         618
      73    Cental Euro Distribution Corp. (D)................       1,707
      55    Cheesecake Factory, Inc. (D)......................       1,487
      53    Children's Place Retail Stores, Inc. (D)..........       3,374
      92    Conceptus, Inc. (D)...............................       1,622
     132    Dick's Sporting Goods, Inc. (D)...................       6,021
     129    DSW, Inc. (D)(G)..................................       4,061
      82    Dufry Group (A)(D)................................       6,534
      20    Gildan Activewear, Inc. (D).......................         989
      42    GSI Commerce, Inc. (D)............................         616
     843    LKQ Corp. (D).....................................      18,530
       9    Newell Rubbermaid, Inc. ..........................         246
      30    The Andersons, Inc. ..............................       1,028
     327    Tween Brands, Inc. ...............................      12,288
      56    Urban Outfitters, Inc. (D)........................         991
     262    VistaPrint Ltd. (D)...............................       6,801
                                                                ----------
                                                                    68,161
                                                                ----------
            CONSUMER STAPLES -- 1.3%
     196    Alberto-Culver Co. ...............................       9,927
      31    Bare Escentuals, Inc. ............................         831
     388    Jones Soda Co. (D)(G).............................       3,474
     327    Jones Soda Co. PIPE (D)(J)........................       2,925
                                                                ----------
                                                                    17,157
                                                                ----------
            ENERGY -- 3.7%
      42    Basic Energy Services, Inc. (D)...................       1,020
     203    Cabot Oil & Gas Corp. ............................       9,708
      99    CanWest Petroleum Corp. (D).......................         420
     553    Complete Production Services, Inc. (D)............      10,916
     342    Denbury Resources, Inc. (D).......................       9,896
      33    ENSCO International, Inc. ........................       1,433

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            ENERGY -- (CONTINUED)
     426    OPTI Canada, Inc. (D).............................  $    6,822
     302    Western Oil Sands, Inc. Class A (D)...............       7,737
                                                                ----------
                                                                    47,952
                                                                ----------
            FINANCE -- 9.1%
     719    Admiral Group plc (A).............................      11,150
      94    Affiliated Managers Group, Inc. (D)(G)............       9,375
     405    Allied World Assurance Holdings Ltd. (D)..........      16,343
      19    BOK Financial Corp. ..............................       1,005
      19    Centacore Properties Trust........................         587
     130    Covanta Holding Corp. (D).........................       2,790
     252    Dade Behring Holdings, Inc. ......................      10,122
      35    Delphi Financial Group Class A....................       1,408
      32    First Republic Bank...............................       1,379
      76    Friedman Billings Ramsey Group, Inc. .............         611
      90    Grubb & Ellis Co. (D).............................         865
      23    Investment Technology Group, Inc. (D).............       1,011
      36    Jefferies Group, Inc. ............................       1,035
     447    Nuveen Investments, Inc. Class A..................      22,904
     342    ProAssurance Corp. (D)............................      16,835
      19    Reckson Associates Realty Corp. ..................         817
     107    Services Acquisition Corp. International (D)......         950
     261    Signature Bank (D)................................       8,067
      62    Sterling Bancshares, Inc. ........................       1,260
      50    Tower Group, Inc. ................................       1,654
     370    U-Store-It........................................       7,936
      26    Wellcare Health Plans, Inc. (D)...................       1,450
                                                                ----------
                                                                   119,554
                                                                ----------
            HEALTH CARE -- 14.9%
      49    Abaxis, Inc. (D)..................................       1,137
     548    Alkermes, Inc. (D)................................       8,692
      48    Alnylam Pharmaceuticals, Inc. (D).................         690
     153    Amylin Pharmaceuticals, Inc. (D)(G)...............       6,748
     371    Arena Pharmaceuticals, Inc. (D)(G)................       4,444
     467    AtheroGenics, Inc. (D)(G).........................       6,144
     181    Covance, Inc. (D).................................      12,047
     343    Digene Corp. (D)..................................      14,787
      50    DJO, Inc. (D).....................................       2,085
     554    Exelixis, Inc. (D)................................       4,829
      92    Genomic Health, Inc. (D)..........................       1,326
      40    Gentiva Health Services, Inc. ....................         654
   1,645    Hengan International Group Co. Ltd. (A)...........       3,531
     343    Herbalife Ltd. (D)................................      12,989
     624    Human Genome Sciences, Inc. (D)(G)................       7,203
     202    ICOS Corp. (D)(G).................................       5,073
      64    Inverness Medical Innovation......................       2,218
     261    Kyphon, Inc. (D)..................................       9,755
     543    LifePoint Hospitals, Inc. (D).....................      19,195
      26    Magellan Health Services, Inc. (D)................       1,112
     324    Medicines Co. (D).................................       7,304
     320    Pharmaceutical Product Development, Inc. .........      11,436
     113    Santarus, Inc. (D)................................         835
      79    Schwarz Pharma AG (A).............................       9,121
      65    Sunrise Senior Living, Inc. (D)...................       1,936
     613    Symbion, Inc. (D).................................      11,255

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
     313    Universal Health Services, Inc. Class B...........  $   18,741
      31    Ventana Medical Systems, Inc. (D).................       1,270
     231    Vertex Pharmaceuticals, Inc. (D)..................       7,765
      79    Warner Chilcott Ltd. .............................       1,049
                                                                ----------
                                                                   195,371
                                                                ----------
            SERVICES -- 16.1%
      84    Allscripts Healthcare Solutions, Inc. (D).........       1,884
     224    Bankrate, Inc. (D)(G).............................       5,952
     162    Central European Media Enterprises Ltd. (D)(G)....      10,839
     380    Corrections Corp. of America (D)..................      16,448
     390    DreamWorks Animation SKG, Inc. (D)................       9,714
     255    Factset Research Systems, Inc. ...................      12,385
     329    Focus Media Holding Ltd. ADR (D)(G)...............      19,041
     150    GameTech International, Inc. (D)..................       1,498
      48    inVentiv Health, Inc. (D).........................       1,534
     222    Iron Mountain, Inc. (D)...........................       9,524
     305    Kenexa Corp. (D)..................................       7,694
     183    Lamar Advertising Co. (D).........................       9,798
      23    Life Time Fitness, Inc. (D).......................       1,046
     416    Live Nation, Inc. (D).............................       8,486
     439    Mentor Graphics Corp. (D).........................       6,178
     717    MoneyGram International, Inc. ....................      20,843
      48    Orient Express Hotels, Ltd. Class A...............       1,805
     851    Pinnacle Entertainment, Inc. (D)..................      23,941
     195    Stericycle, Inc. (D)..............................      13,605
     262    URS Corp. (D).....................................      10,195
     204    Washington Group International, Inc. .............      11,978
     191    WNS Holdings Ltd. ADR (D).........................       5,459
      90    World Wrestling Entertainment, Inc. ..............       1,475
                                                                ----------
                                                                   211,322
                                                                ----------
            TECHNOLOGY -- 30.6%
      87    24/7 Real Media, Inc. (D).........................         739
      65    ADC Telecommunications, Inc. (D)..................         972
     528    American Reprographics Co. (D)....................      16,914
     511    American Tower Corp. Class A (D)..................      18,634
      24    Amphenol Corp. Class A............................       1,505
     150    Andrew Corp. (D)..................................       1,388
     425    Ansys, Inc. (D)...................................      18,797
     486    Art Technology Group, Inc. (D)....................       1,245
      98    Aspen Technology, Inc. (D)........................       1,072
      98    Baidu.com ADR.....................................       8,568
      62    Barco N.V. (A)....................................       5,678
      41    Belden CDT, Inc. .................................       1,548
     180    Brocade Communications Systems, Inc. (D)..........       1,273
     140    Cirrus Logic, Inc. (D)............................       1,021
       1    Commvault Systems, Inc. ..........................          22
      15    CoStar Group, Inc. ...............................         616
     477    Crown Castle International Corp. (D)..............      16,815
     165    Ctrip.Com International Ltd. (G)..................       7,407
      13    Diodes, Inc. (D)..................................         544
     100    EMCORE Corp. (D)..................................         591
     141    Energy Conversion Devices, Inc. (D)(G)............       5,227
     282    Equinix, Inc. (D)(G)..............................      16,977

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            TECHNOLOGY -- (CONTINUED)
     555    Evergreen Solar, Inc. (G).........................  $    4,604
     408    Fossil, Inc. (D)..................................       8,786
     326    Hologic, Inc. (D).................................      14,184
     997    Integrated Device Technology, Inc. (D)............      16,015
     269    International Rectifier Corp. (D).................       9,376
     195    MEMC Electronic Materials, Inc. (D)...............       7,157
      29    Microsemi Corp. (D)...............................         537
     484    Neustar, Inc. (D).................................      13,436
     127    Nuance Communications, Inc. (D)...................       1,038
     838    O2Micro International Ltd. ADR (D)................       5,791
      78    Openwave Systems, Inc. (D)........................         728
   1,210    Opsware, Inc. (D)(G)..............................      10,901
      55    Power Integrations, Inc. (D)......................       1,080
     458    QLogic Corp. (D)..................................       8,656
      37    Rackable Systems, Inc. (D)........................       1,002
     510    Red Hat, Inc. (D).................................      10,754
     735    Redback Networks, Inc. (D)........................      10,196
      65    RightNow Technologies, Inc. (D)...................       1,012
     527    S.O.I.TEC, S.A. (A)(D)(G).........................      15,192
     363    SBA Communications Corp. (D)......................       8,841
     290    SiRF Technology Holdings, Inc. (D)(G).............       6,964
      31    Sirona Dental Systems, Inc. ......................       1,004
      53    Smith Micro Software, Inc. (D)....................         764
     133    STATS ChipPAC Ltd. ADR (D)........................         799
      50    Stereotaxis, Inc. ................................         515
     215    Syniverse Holdings, Inc. (D)......................       3,219
     365    Teledyne Technologies, Inc. (D)...................      14,459
   4,296    Tencent Holdings Ltd. (A).........................       9,877
     499    THQ, Inc. (D).....................................      14,552
     151    TomTom N.V.A. (D)(A)..............................       6,351
     343    Transaction Systems Architects, Inc. (D)..........      11,786
      51    Trident Microsystems, Inc. (D)....................       1,175
     794    Trizetto Group, Inc. (D)..........................      12,016
      24    VA Software Corp. (D).............................          98
     878    VeriFone Holdings, Inc. (D).......................      25,080
     393    Verint Systems, Inc. (D)..........................      11,804
      36    Virage Logic Corp. ...............................         324
      52    WebSideStory, Inc. (D)............................         688
                                                                ----------
                                                                   398,314
                                                                ----------
            TRANSPORTATION -- 6.2%
     308    American Commercial Lines, Inc. (D)...............      18,314
     483    Copa Holdings S.A. Class A........................      16,574
     286    Florida East Coast Industries, Inc. ..............      16,323
      23    Genesee & Wyoming, Inc. Class A (D)...............         534
     364    GOL Linhas Aereas Inteligentes S.A. ADR (G).......      12,487
     219    Grupo TMM S.A. ADR (D)............................         636
      48    Kansas City Southern (D)..........................       1,308
     323    Landstar System, Inc. ............................      13,809
      43    Wabtec............................................       1,158
                                                                ----------
                                                                    81,143
                                                                ----------
            UTILITIES -- 2.4%
     195    NRG Energy, Inc. (D)..............................       8,845
     327    PNM Resources, Inc. ..............................       9,012

The accompanying notes are an integral part of these financial statements.

 HARTFORD SMALL COMPANY HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- (CONTINUED)
     153    Q-Cells AG (A)(D)(G)..............................  $    6,226
     298    Suntech Power Holdings Co. Ltd. ADR (D)...........       7,686
                                                                ----------
                                                                    31,769
                                                                ----------
            Total common stock
              (cost $1,181,061)...............................  $1,282,175
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 10.8%
            REPURCHASE AGREEMENTS @ -- 1.3%
$     12    Bank of America Securities Joint Repurchase
              Agreement,
              4.80%, 10/02/2006...............................  $       12
   4,321    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.37%, 10/02/2006...............................       4,321
   2,279    BNP Paribas Joint Repurchase Agreement,
              5.05%, 10/02/2006...............................       2,279
   1,043    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.33%, 10/02/2006...............................       1,043
     993    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.35%, 10/02/2006...............................         993
   2,659    RBS Greenwich Joint Repurchase Agreement,
              5.10%, 10/02/2006...............................       2,659
   2,863    UBS Securities LLC Repurchase Agreement,
              5.05%, 10/02/2006...............................       2,863
   3,452    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 10/02/2006...............................       3,452
                                                                ----------
                                                                    17,622
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 9.5%
 123,480    BNY Institutional Cash Reserve Fund,
              5.34% (L).......................................     123,480
                                                                ----------
            Total short-term investments
              (cost $141,102).................................  $  141,102
                                                                ----------
            Total investments in securities
              (cost $1,322,163) (C)...........................  $1,423,277
            Other assets & liabilities........................    (114,539)
                                                                ----------
            Total net assets..................................  $1,308,738
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.00% of total net assets at September 30, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006, was $91,682, which represents 7.01% of total net assets.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $1,323,836 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $134,837
      Unrealized depreciation........................   (35,396)
                                                       --------
      Net unrealized appreciation....................  $ 99,441
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (H)The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD                                                   COST
      ACQUIRED               SHARES/PAR        SECURITY        BASIS
      --------               ----------        --------        -----
      June - July, 2006         230       UrAsia Energy Ltd.   $564

     The aggregate value of this security at September 30, 2006 was $529, which represents 0.04% of total net assets.

 (J) Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At September 30, 2006, the market value of these securities was $2,925, which represents 0.22% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 @   Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE         COUPON RATE       EXPIRATION DATE
                                                                       -------------         -----------       ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note               4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                     5.00% - 6.00%      2021 - 2036
                                                                    FNMA                      5.50% - 6.50%      2034 - 2036
      BNP Paribas Joint Repurchase Agreement......................  U.S. Treasury Bonds      5.25% - 7.875%      2021 - 2029
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                     4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                     5.50% - 6.00%      2021 - 2036
                                                                    FNMA                      4.50% - 7.00%      2019 - 2036
      RBS Greenwich Joint Repurchase Agreement....................  U.S. Treasury Notes    10.375% - 12.00%      2012 - 2013
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bonds      6.25% - 7.625%      2023 - 2025
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                    4.00% - 11.25%      2011 - 2036
                                                                    FNMA                      4.00% - 7.50%      2008 - 2036

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Swiss Francs                                     Sell              $85             $85            10/02/06             $  --
                                                                                                                       =====

The accompanying notes are an integral part of these financial statements.

 HARTFORD SMALLCAP GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 98.2%
            BASIC MATERIALS -- 7.4%
      65    Carpenter Technology Corp. .......................  $    6,945
      63    Century Aluminum Co. (D)..........................       2,133
     120    Chaparral Steel Co. (D)...........................       4,077
     273    Cleveland-Cliffs, Inc. (G)........................      10,393
     193    Eagle Materials, Inc. ............................       6,497
     158    Insteel Industries, Inc. .........................       3,145
     107    Mueller Industries, Inc. .........................       3,774
      83    PW Eagle, Inc. (G)................................       2,494
     522    Select Comfort Corp. (D)(G).......................      11,419
     128    Sun Hydraulics Corp. (G)..........................       2,633
     238    Tempur-Pedic International, Inc. (D)(G)...........       4,078
     157    Timken Co. .......................................       4,670
     150    UAP Holding Corp. ................................       3,206
     112    VeraSun Energy Corp. (D)(G).......................       1,802
                                                                ----------
                                                                    67,266
                                                                ----------
            CAPITAL GOODS -- 4.5%
      59    Briggs & Stratton Corp. ..........................       1,634
      59    Cascade Corp. ....................................       2,693
     184    Graco, Inc. ......................................       7,178
     151    JLG Industries, Inc. .............................       2,981
     101    Lennox International, Inc. .......................       2,317
      50    Lone Star Technologies, Inc. (D)..................       2,404
     142    Nordson Corp. ....................................       5,640
     270    Steelcase, Inc. ..................................       4,235
     196    Tennant Co. ......................................       4,758
     103    Toro Co. .........................................       4,331
      76    Varian Semiconductor Equipment Associates, Inc.
              (D).............................................       2,798
                                                                ----------
                                                                    40,969
                                                                ----------
            CONSUMER CYCLICAL -- 12.0%
      95    Albany International Corp. Class A................       3,027
     185    American Woodmark Corp. (G).......................       6,239
     126    Applied Industrial Technologies, Inc. ............       3,084
     896    Arris Group, Inc. (D).............................      10,270
     125    Be Aerospace, Inc. (D)............................       2,643
     122    Bon-Ton Stores, Inc. (G)..........................       3,628
     216    Christopher & Banks Corp. ........................       6,356
     433    DSW, Inc. (D)(G)..................................      13,649
     125    First Cash Financial Services, Inc. ..............       2,582
     184    Genesco, Inc. (D).................................       6,349
      68    McGrath RentCorp..................................       1,748
     163    Noble International Ltd. (G)......................       2,034
     126    Phillips-Van Heusen Corp. ........................       5,242
     275    PSS World Medical, Inc. (D).......................       5,495
     101    RARE Hospitality International, Inc. (D)..........       3,084
     463    Skechers U.S.A., Inc. Class A (D).................      10,895
     117    Standard-Pacific Corp. ...........................       2,754
      82    Stanley Furniture Co., Inc. ......................       1,745
     462    Talbots, Inc. (G).................................      12,600
     338    True Religion Apparel, Inc. (G)...................       7,125
                                                                ----------
                                                                   110,549
                                                                ----------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            ENERGY -- 5.0%
     201    Cabot Oil & Gas Corp. ............................  $    9,613
     186    Delek US Holdings, Inc. (D).......................       3,437
     109    Encore Acquisition Co. (D)........................       2,660
     335    Frontier Oil Corp. ...............................       8,902
     603    Grey Wolf, Inc. (D)(G)............................       4,028
     527    Meridian Resource Corp. (D).......................       1,612
      92    Pioneer Drilling Co. (D)..........................       1,186
     885    Seitel, Inc. (D)..................................       3,248
      99    St. Mary Land & Exploration Co. ..................       3,631
      66    Swift Energy Co. (D)..............................       2,743
      64    Trico Marine Services, Inc. (D)...................       2,163
     101    W&T Offshore, Inc. ...............................       2,944
                                                                ----------
                                                                    46,167
                                                                ----------
            FINANCE -- 10.5%
      69    Aaron Rents, Inc. ................................       1,583
     162    Advanta Corp. Class B.............................       5,989
     139    Arch Capital Group Ltd. (D).......................       8,806
     277    Aspen Insurance Holdings Ltd. (G).................       7,155
      37    City Holding Co. .................................       1,455
     142    CompuCredit Corp. (D)(G)..........................       4,281
     129    Diamondrock Hospitality...........................       2,141
     375    Encore Capital Group, Inc. (G)....................       4,868
     104    First Community Bancorp, Inc. ....................       5,824
     301    Hersha Hospitality Trust (G)......................       2,885
     476    Highland Hospital.................................       6,814
     592    Impac Mortgage Holdings, Inc. (G).................       5,546
     325    IndyMac Bancorp, Inc. (G).........................      13,393
      76    Molina Healthcare, Inc. (D).......................       2,680
     118    Net 1 UEPS Technologies, Inc. (D)(G)..............       2,693
     278    Northstar Realty Finance Corp. ...................       3,531
     368    Strategic Hotels & Resorts, Inc. .................       7,322
      82    Sunstone Hotel Investors, Inc. ...................       2,446
      39    Taylor Capital Group, Inc. .......................       1,138
     105    Wellcare Health Plans, Inc. (D)...................       5,957
                                                                ----------
                                                                    96,507
                                                                ----------
            HEALTH CARE -- 14.7%
     643    Alkermes, Inc. (D)................................      10,191
     195    Amylin Pharmaceuticals, Inc. (D)(G)...............       8,576
     504    Applera Corp. -- Celera Genomics Group (D)(G).....       7,009
      90    Apria Healthcare Group, Inc. (D)..................       1,767
     350    Ciphergen Biosystems, Inc. (D)(G).................         466
     124    Connetics Corp. (D)...............................       1,352
     831    CV Therapeutics, Inc. (D)(G)......................       9,262
     283    Cytokinetics, Inc. (D)............................       1,822
     814    Encysive Pharmaceuticals, Inc. (D)(G).............       3,498
     700    Exelixis, Inc. (D)................................       6,097
     267    Human Genome Sciences, Inc. (D)(G)................       3,079
     180    ICOS Corp. (D)(G).................................       4,503
     186    Immucor, Inc. ....................................       4,166
     301    Incyte Corp. (D)(G)...............................       1,274
      71    Kinetic Concepts, Inc. (D)........................       2,218
     104    Luminex Corp. (D).................................       1,894
     199    Magellan Health Services, Inc. (D)................       8,477
      44    Mannatech, Inc. (G)...............................         777

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
      97    Meridian Bioscience, Inc. ........................  $    2,283
   1,036    NPS Pharmaceuticals, Inc. (D)(G)..................       3,946
     211    Nu Skin Enterprises, Inc. Class A.................       3,700
     367    Onyx Pharmaceuticals, Inc. (D)(G).................       6,347
     110    OSI Pharmaceuticals, Inc. (D)(G)..................       4,110
     174    Perrigo Co. ......................................       2,944
     577    Regeneron Pharmaceuticals, Inc. (D)...............       9,050
     518    Rigel Pharmaceuticals, Inc. (D)(G)................       5,320
     155    Salix Pharmaceuticals Ltd. (D)....................       2,106
     184    Sciele Pharma, Inc. (D)...........................       3,459
     354    STERIS Corp. .....................................       8,512
      80    Zoll Medical Corp. (D)............................       2,878
     231    Zymogenetics, Inc. (D)............................       3,894
                                                                ----------
                                                                   134,977
                                                                ----------
            SERVICES -- 14.1%
     104    Advisory Board Co. (D)............................       5,245
     601    BISYS Group, Inc. (D).............................       6,521
     137    Central European Media Enterprises Ltd. (D)(G)....       9,213
     119    Cerner Corp. (D)(G)...............................       5,412
     222    Cumulus Media, Inc. Class A (D)(G)................       2,122
      86    Factset Research Systems, Inc. ...................       4,167
     313    Gevity HR, Inc. (G)...............................       7,128
     510    Global Imaging Systems, Inc. (D)..................      11,265
     137    Healthspring, Inc. (D)............................       2,639
     243    Imergent, Inc. (D)(G).............................       3,429
     250    ITT Educational Services, Inc. (D)(G).............      16,542
     320    Jack Henry & Associates, Inc. (G).................       6,971
      43    John H. Harland Co. ..............................       1,578
     255    Journal Register Co. .............................       1,446
     177    Live Nation, Inc. (D).............................       3,618
      96    Martha Stewart Living Omnimedia, Inc. (G).........       1,703
     347    Mediacom Communications Corp. (D).................       2,470
      95    MoneyGram International, Inc. ....................       2,746
      85    MTS Systems Corp. ................................       2,736
     142    Open Solutions, Inc. (D)(G).......................       4,088
     181    Parametric Technology Corp. (D)...................       3,167
     256    Perot Systems Corp. Class A (D)...................       3,525
     130    Per-Se Technologies, Inc. (D)(G)..................       2,961
     243    Plexus Corp. (D)..................................       4,669
     703    Premiere Global Services, Inc. (D)................       6,102
     143    Resources Connection, Inc. (D)....................       3,834
     177    Wright Express Corp. (D)..........................       4,254
                                                                ----------
                                                                   129,551
                                                                ----------
            TECHNOLOGY -- 24.3%
      84    A.O. Smith Corp. .................................       3,323
     254    Acuity Brands, Inc. ..............................      11,540
     273    Acxiom Corp. .....................................       6,737
     508    Advanced Energy Industries, Inc. (D)..............       8,655
     848    Amkor Technology, Inc. (D)(G).....................       4,376
     115    Ansys, Inc. (D)(G)................................       5,081
     124    Benchmark Electronics, Inc. (D)...................       3,333

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            TECHNOLOGY -- (CONTINUED)
     204    Blackbaud, Inc. ..................................  $    4,479
   1,565    Brocade Communications Systems, Inc. (D)..........      11,048
     217    Candela Corp. (D).................................       2,367
     253    Cirrus Logic, Inc. (D)............................       1,846
     371    CSG Systems International, Inc. (D)(G)............       9,798
     184    Diodes, Inc. (D)..................................       7,948
     339    Dobson Communications Corp. (D)(G)................       2,382
     343    Eagle Test Systems, Inc. (D)(G)...................       5,660
     230    eFunds Corp. (D)..................................       5,561
      38    Equinix, Inc. (D)(G)..............................       2,260
     355    FuelCell Energy, Inc. (D)(G)......................       2,703
   1,776    Gemstar-TV Guide International, Inc. (D)..........       5,897
     223    Golden Telecom, Inc. (G)..........................       6,755
      89    Interdigital Communications Corp. (G).............       3,049
     250    Intervoice, Inc. (D)..............................       1,585
     659    iPass, Inc. (D)(G)................................       3,084
     331    j2 Global Communications, Inc. (D)(G).............       8,982
     212    Komag, Inc. (D)(G)................................       6,776
     109    Lamson & Sessions Co. (D)(G)......................       2,589
     599    Micrel, Inc. (D)..................................       5,743
      49    MicroStrategy, Inc. (D)(G)........................       5,020
     119    Multi-Fineline Electronix, Inc. (D)(G)............       3,009
      98    Neustar, Inc. (D).................................       2,708
     213    Novatel, Inc. (D).................................       9,767
     226    OmniVision Technologies, Inc. (D)(G)..............       3,221
     189    Palomar Medical Technologies, Inc. (D)(G).........       7,959
     356    Portalplayer, Inc. (D)(G).........................       4,018
     115    Regal-Beloit Corp. ...............................       4,994
     462    Silicon Image, Inc. (D)...........................       5,878
     136    Sybase, Inc. (D)..................................       3,294
     150    Syniverse Holdings, Inc. (D)......................       2,246
      41    Teledyne Technologies, Inc. (D)...................       1,624
     109    Transaction Systems Architects, Inc. (D)..........       3,748
      61    Travelzoo, Inc. ..................................       1,761
     118    Trident Microsystems, Inc. (D)(G).................       2,754
     523    Trizetto Group, Inc. (D)(G).......................       7,921
     592    United Online, Inc. ..............................       7,214
      98    Websense, Inc. (D)................................       2,126
                                                                ----------
                                                                   222,819
                                                                ----------
            TRANSPORTATION -- 5.7%
     176    American Commercial Lines, Inc. (D)...............      10,433
     135    Freighter America, Inc. (G).......................       7,171
     144    General Maritime Corp. ...........................       5,250
     553    Knight Transportation, Inc. ......................       9,367
      79    Maritrans, Inc. (G)...............................       2,899
     238    Old Dominion Freight Line, Inc. (D)...............       7,153
      46    Thor Industries, Inc. ............................       1,902
     429    Werner Enterprises, Inc. (G)......................       8,021
                                                                ----------
                                                                    52,196
                                                                ----------
            Total common stock
              (cost $878,535).................................  $  901,001
                                                                ----------

The accompanying notes are an integral part of these financial statements.

 HARTFORD SMALLCAP GROWTH HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
 SHORT-TERM INVESTMENTS -- 30.1%
            REPURCHASE AGREEMENTS @ -- 1.5%
$     17    Bank of America Securities Joint Repurchase
              Agreement,
              4.80%, 10/02/2006...............................  $       17
   5,912    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.37%, 10/02/2006...............................       5,912
   1,427    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.33%, 10/02/2006...............................       1,427
   1,359    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.35%, 10/02/2006...............................       1,359
   4,723    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 10/02/2006...............................       4,723
                                                                ----------
                                                                    13,438
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 28.6%
 258,588    BNY Institutional Cash Reserve Fund,
              5.34% (L).......................................     258,588
      69    Evergreen Institutional Money Market Fund,
              5.22% (L).......................................          69
     110    Evergreen Prime Cash Management Money Market,
              5.21% (L).......................................         110
PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
$  4,467    Lehman Brothers Repurchase Agreement,
              5.27% 10/02/2006 @@.............................  $    4,467
                                                                ----------
                                                                   263,234
                                                                ----------
            Total short-term investments
              (cost $276,672).................................  $  276,672
                                                                ----------
            Total investments in securities
              (cost $1,155,207) (C)...........................  $1,177,673
            Other assets and liabilities......................    (259,839)
                                                                ----------
            Total net assets..................................  $  917,834
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.06% of total net assets at September 30, 2006.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $1,158,048 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 90,256
      Unrealized depreciation........................   (70,631)
                                                       --------
      Net unrealized appreciation....................  $ 19,625
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

@@   Repurchase agreements collateralized as follows:

      Lehman Brothers, Inc. Repurchase Agreement..................  FHLB                           5.25%             2009

The accompanying notes are an integral part of these financial statements.

 HARTFORD SMALLCAP VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 96.2%
            BASIC MATERIALS -- 8.5%
     64     Balchem Corp. ....................................   $ 1,260
      1     CIRCOR International, Inc. .......................        21
     --     Ferro Corp. ......................................         5
      1     Georgia Gulf Corp. ...............................        22
      3     Gibralter Industries, Inc. .......................        75
      2     Greif, Inc. ......................................       152
      9     H.B. Fuller Co. ..................................       206
     12     Hercules, Inc. (D)................................       191
      7     Innospec, Inc. ...................................       208
     31     Landec Corp. (D)..................................       335
     43     Matthews Internationall Corp. Class A.............     1,580
     16     Neenah Paper, Inc. ...............................       541
      1     NN, Inc. .........................................         6
      4     OM Group, Inc. (D)................................       193
      2     Playtex Products, Inc. (D)........................        29
      9     Rock Tenn Co. Class A.............................       180
      2     Rockwood Holdings, Inc. (D).......................        34
     24     RPM International, Inc. ..........................       456
     10     Sensient Technologies Corp. ......................       186
      4     Silgan Holdings, Inc. ............................       131
      3     Spartech Corp. ...................................        86
      1     Superior Essex, Inc. (D)..........................        34
     85     Tempur-Pedic International, Inc. (D)..............     1,460
     23     Tredegar Corp. ...................................       388
     11     USEC, Inc. .......................................       105
      1     Valmont Industries, Inc. .........................        73
     12     Watts Water Technologies, Inc. ...................       365
                                                                 -------
                                                                   8,322
                                                                 -------
            CAPITAL GOODS -- 6.6%
     19     AGCO Corp. (D)....................................       481
     10     Asyst Technologies, Inc. (D)......................        68
     12     Axcelis Technologies, Inc. (D)....................        84
     --     Blyth, Inc. ......................................         7
      1     Cascade Corp. ....................................        32
     53     Clarcor, Inc. ....................................     1,609
     30     Hexcel Corp. (D)..................................       425
     --     Imation Corp. ....................................        16
      1     Jakks Pacific, Inc. (D)...........................         9
     33     K2, Inc. (D)......................................       381
      5     Kadant, Inc. (D)..................................       120
     --     Leapfrog Enterprises, Inc. (D)....................         3
     26     Lincoln Electric Holdings, Inc. ..................     1,410
      9     MKS Instruments, Inc. (D).........................       177
      3     Modine Manufacturing Co. .........................        71
      4     Moog, Inc. Class A (D)............................       146
      3     Nordson Corp. ....................................       120
      3     Orbital Sciences Corp. (D)........................        47
     10     RC2 Corp. (D).....................................       342
      4     Steinway Musical Instruments (D)..................       104
     --     Tennant Co. ......................................         5
     11     Terex Corp. (D)...................................       497
      4     Universal Compression Holdings, Inc. (D)..........       203
      3     Woodward Governor Co. ............................        97
                                                                 -------
                                                                   6,454
                                                                 -------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            CONSUMER CYCLICAL -- 11.8%
      6     99 Cents Only Stores (D)..........................   $    76
      1     A.M. Castle & Co. ................................        21
     10     Adaptec, Inc. (D).................................        44
     23     Adesa, Inc. ......................................       532
     30     Aftermarket Technology Corp. (D)..................       524
      3     Agilysys, Inc. ...................................        39
      1     Albany International Corp. Class A................        35
      2     Alliance One International, Inc. .................         7
      1     AMREP CORP........................................        44
     --     Ariba, Inc. (D)...................................         3
      5     Arvinmeritor, Inc. ...............................        73
     13     Big Lots, Inc. (D)................................       261
      3     Blockbuster, Inc. Class A.........................        13
     10     BlueLinx Holdings, Inc. ..........................        90
      6     BorgWarner, Inc. .................................       332
      4     Brown Shoe Co., Inc. .............................       127
     --     Building Material Holding Corp. ..................         5
      1     CEC Entertainment, Inc. (D).......................        44
      4     Charming Shoppes, Inc. (D)........................        59
     38     Cherokee, Inc. ...................................     1,401
      7     Chiquita Brands International, Inc. ..............        97
      1     Commercial Vehicles Group, Inc. (D)...............        10
      3     CSK Auto Corp. (D)................................        35
      3     Domino's Pizza, Inc. .............................        69
      2     Dycom Industries, Inc. (D)........................        41
      4     EMCOR Group, Inc. (D).............................       230
     21     Fred's, Inc. .....................................       262
     14     Fresh Del Monte Produce, Inc. ....................       243
     10     FTD Group, Inc. ..................................       161
      4     Furniture Brands International, Inc. .............        82
     --     Genesco, Inc. (D).................................        14
      4     Granite Construction, Inc. .......................       187
      4     Group 1 Automotive, Inc. .........................       175
     38     Huttig Building Products, Inc. (D)................       210
      2     Insight Enterprises, Inc. (D).....................        31
      2     Jack in the Box, Inc. (D).........................       115
      3     Kellwood Co. .....................................        78
      7     Kimball International, Inc. ......................       143
      3     Lear Corp. .......................................        58
      8     Maidenform Brands, Inc. (D).......................       160
     51     McGrath RentCorp..................................     1,298
      1     Meritage Homes Corp. (D)..........................        33
      5     Papa John's International, Inc. (D)...............       173
      9     Payless ShoeSource, Inc. (D)......................       212
     16     Performance Food Group Co. (D)....................       438
      3     Phillips-Van Heusen Corp. ........................       134
      1     Scansource, Inc. .................................        15
     11     School Specialty, Inc. (D)........................       388
      1     Skechers U.S.A., Inc. Class A (D).................        14
      3     Smart & Final, Inc. (D)...........................        43
      1     Stride Rite Corp. ................................        14
      4     Syms Corp. .......................................        71
      6     Systemax, Inc. (D)................................        95
     --     The Buckle, Inc. .................................         4
     11     United Stationers, Inc. (D).......................       502
     10     Visteon Corp. (D).................................        82

The accompanying notes are an integral part of these financial statements.

 HARTFORD SMALLCAP VALUE HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
      6     Wolverine World Wide, Inc. .......................   $   167
     42     World Fuel Services Corp. ........................     1,691
      1     Zale Corp. (D)....................................        25
                                                                 -------
                                                                  11,530
                                                                 -------
            CONSUMER STAPLES -- 1.5%
      3     Boston Beer Co., Inc. Class A (D).................        99
     14     Delta and Pine Land Co. ..........................       578
      2     Gold Kist, Inc. ..................................        35
      2     Hain Celestial Group, Inc. (D)....................        49
     14     J&J Snack Foods Corp. ............................       439
      4     M & F Worldwide Corp. (D).........................        60
     --     Seaboard Corp. ...................................       121
      2     TreeHouse Foods, Inc. ............................        43
                                                                 -------
                                                                   1,424
                                                                 -------
            ENERGY -- 3.9%
      4     Bill Barrett Corp. (D)............................       103
      2     Callon Petroleum Corp. (D)........................        31
     17     Crosstex Energy, Inc. ............................     1,495
     --     Giant Industries, Inc. (D)........................         8
      4     Harvest Natural Resources, Inc. (D)...............        38
     --     Houston Exploration Co. (D).......................         6
      3     Laclede Group, Inc. ..............................       109
      1     McMoRan Exploration Co. ..........................        11
     12     New Jersey Resources Corp. .......................       592
      6     Newpark Resources, Inc. (D).......................        30
      1     Nicor, Inc. ......................................        34
      3     Northwest Natural Gas Co. ........................       102
      2     Penn Virginia Corp. ..............................       114
     15     Quicksilver Resources, Inc. (D)...................       479
      6     Rosetta Resources, Inc. ..........................        98
      2     South Jersey Industries, Inc. ....................        57
      7     Southwest Gas Corp. ..............................       227
      1     Stone Energy Corp. (D)............................        36
      2     Swift Energy Co. (D)..............................        88
      1     Trico Marine Services, Inc. (D)...................        41
      4     WGL Holdings, Inc. ...............................       125
                                                                 -------
                                                                   3,824
                                                                 -------
            FINANCE -- 27.3%
      2     21St Century Insurance Group......................        24
      1     Accredited Home Lenders (D).......................        32
      9     Affirmative Insurance Holdings....................       125
      4     Alfa Corp. .......................................        64
     --     AMCORE Financial, Inc. ...........................        12
     39     American Capital Strategies Ltd. .................     1,546
      1     American Equity Investment Life Holding Co. ......         6
     12     American Financial Realty Trust...................       134
      6     American Home Mortgage Investment Corp. ..........       191
      5     Amerigroup Corp. (D)..............................       145
     10     Amerus Group Co. .................................       665
     29     Anthracite Capital, Inc. .........................       373
      1     Anworth Mortgage Asset Corp. .....................         9
      2     Arbor Realty Trust................................        51
      1     Argonaut Group, Inc. (D)..........................        16

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
      3     Avatar Holdings, Inc. ............................   $   170
      2     Bancfirst Corp. ..................................        92
      4     Bank of Granite Corp. ............................        77
      3     Banner Corp. .....................................       127
      3     Berkshire Hills Bancorp, Inc. ....................        89
     16     Boston Private Financial Holdings, Inc. ..........       446
     --     Camden National Corp. ............................        12
      2     Capital Lease Fund................................        26
      4     Capital Trust, Inc. ..............................       175
      2     Capitol Bancorp Ltd. .............................        98
     49     Cathay General Bancorp............................     1,782
      1     Chemical Financial Corp. .........................        15
      3     Chittenden Corp. .................................        86
      8     Citizens Banking Corp. ...........................       200
     --     City Holding Co. .................................         4
      1     Clark, Inc. ......................................         7
      4     Clifton Savings Bancorp, Inc. ....................        40
      2     Community Banks, Inc. ............................        42
      1     Community Trust Bancorp, Inc. ....................        19
      1     CompuCredit Corp. (D).............................        24
      1     Corus Bankshares, Inc. ...........................        22
     12     Diamondrock Hospitality...........................       201
      3     Dime Community Bancshares.........................        37
      6     Direct General Co. ...............................        77
      1     Dollar Thrifty Automotive Group, Inc. (D).........        58
      5     Doral Financial Corp. ............................        34
      1     Education Realty Trust, Inc. .....................        21
      4     EMC Insurance Group, Inc. ........................       121
     --     Enstar Group, Inc. (D)............................        19
     31     Entertainment Properties Trust....................     1,534
      5     Equity Inns, Inc. ................................        75
      4     FBL Financial Group Class A.......................       120
      9     Felcor Lodging Trust, Inc. .......................       182
     16     Fieldstone Investment Corp. ......................       143
     25     Financial Federal Corp. ..........................       670
     11     First BanCorp Puerto Rico.........................       126
      7     First Charter Corp. ..............................       173
     --     First Commonwealth Financial Corp. ...............         3
      3     First Indiana Corp. ..............................        73
      6     First Industrial Realty Trust, Inc. ..............       246
      3     First Merchants Corp. ............................        71
      3     First Midwest Bancorp, Inc. ......................       106
      8     First Niagara Financial Group, Inc. ..............       112
      5     First Place Financial.............................       104
     15     First Republic Bank...............................       643
      5     First Source Corp. ...............................       159
     --     FirstFed Financial Corp. (D)......................        17
     10     FNB Corp. ........................................       172
      9     Franklin Bank Corp. (D)...........................       177
      2     Glenborough Realty Trust, Inc. ...................        39
      6     Gramercy Capital Corp. ...........................       156
      2     Great Southern Bancorp, Inc. .....................        48
      2     Harleysville Group, Inc. .........................        80
     13     Highland Hospital.................................       181
     --     Highwoods Properties, Inc. .......................         4
      3     Horace Mann Educators Corp. ......................        56

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            FINANCE -- (CONTINUED)
      2     Horizon Financial Corp. ..........................   $    54
      5     Impac Mortgage Holdings, Inc. ....................        49
      1     Independent Bank Corp. (MA).......................        23
      4     Independent Bank Corp. (MI).......................       105
     13     Infinity Property & Casualty Corp. ...............       535
      4     Innkeepers USA Trust..............................        72
      7     Integra Bank Corp. ...............................       177
      3     Irwin Financial Corp. ............................        65
      3     ITLA Capital Corp. ...............................       161
      2     Kite Realty Group Trust...........................        36
      1     Knight Capital Group, Inc. (D)....................        24
      9     LaBranche & Co., Inc. (D).........................        90
      5     MAF Bancorp, Inc. ................................       202
      2     MainSource Financial Group, Inc. .................        36
      2     Marlin Business Services Corp. (D)................        48
     99     MCG Capital Corp. ................................     1,622
     14     Medical Properties Trust, Inc. ...................       185
     --     NASB Financial, Inc. .............................         8
     40     National Financial Partners Corp. ................     1,633
      2     National Health Investors, Inc. ..................        57
      2     Nationwide Health Properties, Inc. ...............        51
      5     NetBank, Inc. ....................................        27
      1     Newcastle Investment Corp. .......................        16
      2     Novastar Financial, Inc. .........................        47
      3     NYMAGIC, Inc. ....................................        92
     14     Oceaneering International, Inc. (D)...............       440
      5     Odyssey Re Holdings Corp. ........................       179
     11     Old National Bankcorp.............................       208
      4     Omega Financial Corp. ............................       105
     --     Omega Healthcare Investors........................         2
      1     Pacific Capital Bancorp...........................        27
      8     Partners Trust Financial Group, Inc. .............        87
      5     Penn Real Estate Investment Trust.................       213
      2     Pennfed Financial Services, Inc. .................        29
      2     Peoples Bancorp, Inc. ............................        58
      1     PFF Bancorp, Inc. ................................        26
     15     Phoenix Cos.......................................       214
      3     Piper Jaffray Cos. (D)............................       194
      6     PMA Capital Corp. Class A (D).....................        55
      1     Presidential Life Corp. ..........................        16
     15     Prosperity Bancshares, Inc. ......................       504
      3     Provident Bankshares Corp. .......................        96
      7     Provident Financial Services, Inc. ...............       133
     10     R&G Financial Corp. Class B.......................        74
      6     Ramco-Gershenson Properties Trust.................       182
      1     Renasant Corp. ...................................        36
      1     Rent-A-Center, Inc. (D)...........................        21
      5     Republic Bancorp, Inc. ...........................        65
      2     Sandy Spring Bancorp, Inc. .......................        71
      3     Santander BanCorp.................................        64
      1     SCBT Financial Corp. .............................        19
     13     Selective Insurance Group.........................       705
     10     Senior Housing Properties Trust...................       216
      3     Simmons First National Corp. .....................        99
     10     StanCorp Financial Group, Inc. ...................       455

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
      1     State Auto Financial Corp. .......................   $    31
      3     Sterling Bancshares, Inc. ........................        59
     10     Stewart Information Services Corp. ...............       344
     --     Sunstone Hotel Investors, Inc. ...................         3
     34     Superior Bancorp (D)..............................       396
      5     Susquehanna Bancshares, Inc. .....................       112
      1     SWS Group, Inc. ..................................        27
     --     TierOne Corp. ....................................        14
      4     Triad Guaranty, Inc. .............................       179
      4     Trustmark Corp. ..................................       110
     14     Trustreet Properties, Inc. .......................       176
      1     Union Bankshares Corp. ...........................        53
      4     United Bankshares, Inc. ..........................       134
     12     United Community Financial........................       153
      7     Universal American Financial Corp. ...............       119
      6     UTStarcom, Inc. (D)...............................        54
     --     Virginia Financial Group, Inc. ...................         8
     77     W Holding Co., Inc. ..............................       455
      3     Waddell and Reed Financial, Inc. Class A..........        62
     37     Washington Federal, Inc. .........................       830
      1     WesBanco, Inc. ...................................        35
      2     West Coast Bancorp................................        46
     12     Winston Hotels, Inc. .............................       152
     --     WSFS Financial Corp. .............................        19
                                                                 -------
                                                                  26,563
                                                                 -------
            HEALTH CARE -- 4.8%
     12     Advanced Medical Optics, Inc. (D).................       475
     11     Albany Molecular Research, Inc. (D)...............        98
      3     Alliance Imaging, Inc. (D)........................        24
      3     Alpharma, Inc. Class A............................        58
     --     Applera Corp. -- Celera Genomics Group (D)........         6
      3     Apria Healthcare Group, Inc. (D)..................        61
      8     Cooper Companies, Inc. ...........................       449
      7     Cross Country Healthcare, Inc. (D)................       124
      6     Forrester Research, Inc. (D)......................       150
     10     Healthtronics, Inc. (D)...........................        64
      1     Kindred Healthcare, Inc. (D)......................        18
     23     Landauer, Inc. ...................................     1,163
      1     Magellan Health Services, Inc. (D)................        47
     --     Martek Biosciences Corp. (D)......................         9
      1     MedCath Corp. (D).................................        39
      1     Nabi Biopharmaceuticals (D).......................         3
      4     NBTY, Inc. .......................................       114
      5     NPS Pharmaceuticals, Inc. (D).....................        18
      2     Oakley, Inc. .....................................        27
      3     Odyssey HealthCare, Inc. (D)......................        44
     26     Option Care, Inc. ................................       341
     11     Par Pharmaceutical Cos., Inc. (D).................       193
     12     Perrigo Co. ......................................       197
      9     Prestige Brands Holdings, Inc. ...................       104
     --     Savient Pharmaceuticals, Inc. (D).................         1
      1     ViroPharma, Inc. (D)..............................         6
      2     Vital Signs, Inc. ................................       108
     21     Young Innovations, Inc. ..........................       741
                                                                 -------
                                                                   4,682
                                                                 -------

The accompanying notes are an integral part of these financial statements.

 HARTFORD SMALLCAP VALUE HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            SERVICES -- 16.0%
     80     ABM Industries, Inc. .............................   $ 1,507
      2     Alderwoods Group, Inc. (D)........................        30
      9     American Greetings Corp. Class A (D)..............       201
      1     Ameristar Casinos, Inc. ..........................        11
     10     Avid Technology, Inc. (D).........................       364
      4     Brady Corp. Class A...............................       137
     18     Business Objects S.A. ADR (D).....................       614
     12     Carmike Cinemas, Inc. ............................       201
     --     Catalina Marketing Corp. .........................        11
     10     Central European Media Enterprises Ltd. (D).......       677
     23     Central Parking Corp. ............................       384
      4     CIBER, Inc. (D)...................................        29
     11     Citadel Broadcasting Corp. .......................       101
     29     Computer Services, Inc. ..........................       841
      2     Consolidated Graphics, Inc. (D)...................       108
     28     Corinthian Colleges, Inc. (D).....................       299
      2     Covansys Corp. (D)................................        33
     12     Cox Radio, Inc. Class A (D).......................       184
      1     Cumulus Media, Inc. Class A (D)...................        10
      6     Dendrite International, Inc. (D)..................        56
      2     Dynamex, Inc. ....................................        50
      4     Entercom Communications Corp. ....................        98
      4     Entravision Communications Corp. Class A (D)......        29
      5     Foundry Networks, Inc. (D)........................        64
      7     FTI Consulting, Inc. (D)..........................       175
      5     G & K Services, Inc. Class A......................       189
     31     Gartner, Inc. Class A (D).........................       545
      4     Global Imaging Systems, Inc. (D)..................        84
      1     Gray Television, Inc. ............................         3
      1     Great Wolf Resorts, Inc. (D)......................        10
      7     Harsco Corp. .....................................       559
      2     Healthspring, Inc. (D)............................        33
      1     Heidrick & Struggles International, Inc. (D)......        22
      1     Internet Security Systems, Inc. (D)...............        33
     66     Inter-Tel, Inc. ..................................     1,425
      3     John H. Harland Co. ..............................       109
      4     Journal Register Co. .............................        23
      5     Keane, Inc. (D)...................................        76
      3     Lakes Entertainment, Inc. ........................        33
      3     Lee Enterprises, Inc. ............................        86
      5     Lin TV Corp. (D)..................................        38
     11     Live Nation, Inc. (D).............................       225
      1     Lodgian, Inc. (D).................................         8
      2     Macrovision Corp. (D).............................        43
     27     Manhattan Associates, Inc. (D)....................       652
      5     McDATA Corp. Class A (D)..........................        26
      9     MPS Group, Inc. (D)...............................       133
     --     MTS Systems Corp. ................................         6
      1     NCO Group, Inc. (D)...............................        34
      8     Netscout Systems, Inc. ...........................        51
      6     Opnet Technologies, Inc. (D)......................        79
      5     Perot Systems Corp. Class A (D)...................        68
      2     ProQuest Co. (D)..................................        29
     27     Radio One, Inc. Class D (D).......................       166
      1     RadiSys Corp. (D).................................        28

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SERVICES -- (CONTINUED)
      2     Reader's Digest Association, Inc. ................   $    27
      1     Regis Corp. ......................................        22
      1     SafeNet, Inc. (D).................................        24
     17     Saga Communications, Inc. Class A (D).............       129
      6     Scholastic Corp. (D)..............................       174
     16     Spherion Corp. (D)................................       117
      1     Standard Parking Corp. (D)........................        25
      2     Standard Register Co. ............................        21
     26     Stewart Enterprises, Inc. ........................       153
     65     Syntel, Inc. .....................................     1,472
      9     Tetra Technologies, Inc. (D)......................       152
      7     Ulticom, Inc. ....................................        75
     15     Unifirst Corp. ...................................       472
     68     Unisys Corp. (D)..................................       383
      4     Vail Resorts, Inc. (D)............................       164
     14     Veritas DGC, Inc. (D).............................       895
      1     Vertrue, Inc. (D).................................        20
      3     Viad Corp. .......................................        96
      1     Volt Information Sciences, Inc. (D)...............        32
      1     Watson Wyatt Worldwide, Inc. .....................        45
      2     Wright Express Corp. (D)..........................        55
                                                                 -------
                                                                  15,583
                                                                 -------
            TECHNOLOGY -- 9.2%
      1     A.O. Smith Corp. .................................        35
      8     AMETEK, Inc. .....................................       340
     10     AMIS Holdings, Inc. (D)...........................        92
      4     Anaren Microwave, Inc. (D)........................        74
     10     Aspen Technology, Inc. (D)........................       108
      2     Avocent Corp. (D).................................        51
      5     Belden CDT, Inc. .................................       206
     20     Benchmark Electronics, Inc. (D)...................       525
      2     Bio-Rad Laboratories, Inc. Class A (D)............       134
      5     Borland Software Corp. (D)........................        31
     14     Brocade Communications Systems, Inc. (D)..........       100
      2     Checkpoint Systems, Inc. (D)......................        28
     35     Cincinnati Bell, Inc. (D).........................       169
     --     Cirrus Logic, Inc. (D)............................         3
     14     Coherent, Inc. (D)................................       476
      5     Commonwealth Telephone Enterprise, Inc. ..........       210
      5     CSG Systems International, Inc. (D)...............       135
     --     CT Communications, Inc. ..........................         4
      9     CTS Corp. ........................................       125
      3     Cubic Corp. ......................................        65
      7     Digi International, Inc. .........................        88
      7     Eagle Test Systems, Inc. (D)......................       122
      1     Electro Scientific Industries, Inc. (D)...........        12
      4     Electronics for Imaging, Inc. (D).................        98
      5     Emulex Corp. (D)..................................        96
      8     Extreme Networks, Inc. (D)........................        28
      1     FairPoint Communications, Inc. ...................        12
      1     General Cable Corp. (D)...........................        19
     56     General Communication, Inc. Class A (D)...........       690
      3     Genesis Microchip, Inc. (D).......................        32
     --     Golden Telecom, Inc. .............................         6
      1     GrafTech International Ltd. (D)...................         6

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     12     Harris Interactive, Inc. (D)......................   $    71
     13     Hyperion Solutions Corp. (D)......................       449
      1     IHS, Inc. (D).....................................        26
      3     Infospace, Inc. (D)...............................        57
      1     Input/Output, Inc. (D)............................         5
     --     Interwoven, Inc. .................................         3
      4     iPass, Inc. (D)...................................        17
     11     Kopin Corp. (D)...................................        38
      1     Lattice Semiconductor Corp. (D)...................         8
      2     Littelfuse, Inc. (D)..............................        69
     21     LoJack Corp. (D)..................................       411
     10     Magma Design Automation, Inc. ....................        95
      1     MasTec, Inc. (D)..................................         9
      3     Newport Corp. (D).................................        46
      7     Palm, Inc. (D)....................................       103
      5     Pegasystems, Inc. (D).............................        45
      4     Pericom Semiconductor Corp. (D)...................        42
      4     Polycom, Inc. (D).................................       103
     13     Quantum Corp. (D).................................        28
      2     Regal-Beloit Corp. ...............................        78
     32     Reynolds & Reynolds Co. Class A...................     1,264
     10     RF Micro Devices, Inc. (D)........................        72
      1     Rofin-Sinar Technologies, Inc. (D)................        30
      9     Roper Industries, Inc. ...........................       421
     19     Schwak, Inc. .....................................       344
     18     SonicWALL, Inc. (D)...............................       195
      6     Spectrum Brands, Inc. ............................        47
      2     Staktek Holdings, Inc. (D)........................        13
      1     Standard Microsystems Corp. (D)...................        14
      8     Sybase, Inc. (D)..................................       204
     13     Sycamore Networks, Inc. (D).......................        47
      1     Syniverse Holdings, Inc. (D)......................         9
      2     Technitrol, Inc. .................................        45
     10     TriQuint Semiconductor, Inc. (D)..................        50
      4     TTM Technologies, Inc. (D)........................        48
      3     USA Mobility, Inc. ...............................        64
      4     Varian, Inc. (D)..................................       193
      4     Zoran Corp. (D)...................................        59
                                                                 -------
                                                                   8,942
                                                                 -------
            TRANSPORTATION -- 4.7%
     19     AMR Corp. (D).....................................       449
      1     Arkansas Best Corp. ..............................        43
      4     ExpressJet Holdings, Inc. (D).....................        27
      3     Gulfmark Offshore, Inc. ..........................       108
      5     Heartland Express, Inc. ..........................        80
      8     Horizon Lines, Inc. Class A.......................       140
     48     Landstar System, Inc. ............................     2,062
     40     Mesa Air Group, Inc. (D)..........................       307
      1     Republic Airways Holdings, Inc. (D)...............        12
      5     SIRVA, Inc. (D)...................................        13
      1     SkyWest, Inc. ....................................        20
      8     Thor Industries, Inc. ............................       338
     10     Tsakos Energy Navigation Ltd. ....................       433

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TRANSPORTATION -- (CONTINUED)
     16     USA Truck, Inc. (D)...............................   $   295
      9     Winnebago Industries, Inc. .......................       292
                                                                 -------
                                                                   4,619
                                                                 -------
            UTILITIES -- 1.9%
      1     Avista Corp. .....................................        21
      1     Black Hills Corp. ................................        47
      5     Cleco Corp. ......................................       134
      5     Duquesne Light Holdings, Inc. ....................        92
     88     Dynegy, Inc. (D)..................................       486
      2     El Paso Electric Co. (D)..........................        36
      1     Empire District Electric Co. .....................        18
      4     IDACORP, Inc. ....................................       147
     14     ITC Holdings Corp. ...............................       446
      3     PNM Resources, Inc. ..............................        74
      4     SJW Corp. ........................................       108
     11     Westar Energy, Inc. ..............................       247
                                                                 -------
                                                                   1,856
                                                                 -------
            Total common stock
              (cost $92,222)..................................   $93,799
                                                                 -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 2.1%
            FINANCE -- 2.1%
 $1,525     State Street Bank Money Market Variable Rate,
              4.97%, (L)......................................   $ 1,525
    524     UBS Americas Commercial Paper,
              5.34%, 10/02/2006...............................       524
                                                                 -------
            Total short-term investments
              (cost $2,049)...................................   $ 2,049
                                                                 -------
            Total investments in securities
              (cost $94,271) (C)..............................   $95,848
            Other assets and liabilities......................     1,622
                                                                 -------
            Net assets........................................   $97,470
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.63% of total net assets at September 30, 2006.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $94,046 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 6,373
      Unrealized depreciation.........................   (4,571)
                                                        -------
      Net unrealized appreciation.....................  $ 1,802
                                                        =======

  (D)Currently non-income producing.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

The accompanying notes are an integral part of these financial statements.

 HARTFORD STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 100.3%
            BASIC MATERIALS -- 5.6%
   1,835    Alcoa, Inc. ......................................  $   51,448
   2,294    Companhia Vale do Rio Doce ADR (G)................      49,467
   1,738    Dow Chemical Co. .................................      67,747
     797    E.I. DuPont de Nemours & Co. .....................      34,152
   1,456    Mittal Steel Co. (G)..............................      50,595
     441    Newmont Mining Corp. .............................      18,861
     367    Peabody Energy Corp. .............................      13,498
                                                                ----------
                                                                   285,768
                                                                ----------
            CAPITAL GOODS -- 4.1%
   1,264    American Standard Cos., Inc. .....................      53,033
     840    Boeing Co. .......................................      66,218
     760    Deere & Co. (G)...................................      63,730
     587    Goodrich Corp. ...................................      23,801
                                                                ----------
                                                                   206,782
                                                                ----------
            CONSUMER CYCLICAL -- 8.3%
     925    Altria Group, Inc. ...............................      70,839
     700    Best Buy Co., Inc. (G)............................      37,513
   2,114    D.R. Horton, Inc. ................................      50,637
   1,379    Dollar General Corp. (G)..........................      18,801
     497    eBay, Inc. (D)....................................      14,095
     827    Federated Department Stores, Inc. (G).............      35,752
   2,455    Gap, Inc. ........................................      46,522
   1,415    Home Depot, Inc. .................................      51,318
     625    Newell Rubbermaid, Inc. (G).......................      17,703
     492    Toyota Motor Corp. (A)............................      26,757
   1,073    Wal-Mart Stores, Inc. ............................      52,920
                                                                ----------
                                                                   422,857
                                                                ----------
            CONSUMER STAPLES -- 5.2%
     452    Clorox Co. .......................................      28,482
     803    Coca-Cola Co. ....................................      35,891
     797    PepsiCo, Inc. ....................................      52,012
   1,406    Procter & Gamble Co. (G)..........................      87,144
   2,599    Unilever N.V. NY Shares...........................      63,784
                                                                ----------
                                                                   267,313
                                                                ----------
            ENERGY -- 5.4%
     328    EnCana Corp. .....................................      15,296
   2,181    Exxon Mobil Corp. ................................     146,352
   2,006    Halliburton Co. ..................................      57,079
   1,312    Williams Cos., Inc. ..............................      31,320
     548    XTO Energy, Inc. (G)..............................      23,100
                                                                ----------
                                                                   273,147
                                                                ----------
            FINANCE -- 20.1%
   1,950    American International Group, Inc. ...............     129,214
   2,756    Bank of America Corp. ............................     147,656
   3,259    Citigroup, Inc. ..................................     161,884
   1,704    Countrywide Financial Corp. (G)...................      59,712
   2,113    E* Trade Financial Group (D)......................      50,548
     797    Federal Home Loan Mortgage Corp. .................      52,832
     242    Goldman Sachs Group, Inc. ........................      40,922
   1,131    ING Groep N.V.-Sponsored ADR (G)..................      49,746
       1    Mitsubishi UFJ Financial Group, Inc. .............      10,063

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- (CONTINUED)
     503    Muenchener Rueckversicherungs-Gesellschaft AG
              (A).............................................  $   79,413
     715    State Street Corp. ...............................      44,604
   1,548    UBS AG............................................      91,813
   2,186    UnitedHealth Group, Inc. .........................     107,551
                                                                ----------
                                                                 1,025,958
                                                                ----------
            HEALTH CARE -- 12.2%
     841    Abbott Laboratories...............................      40,824
   1,008    Amgen, Inc. (D)...................................      72,074
   5,017    Boston Scientific Corp. (D).......................      74,206
   3,513    Bristol-Myers Squibb Co. (G)......................      87,544
     689    Cardinal Health, Inc. (G).........................      45,275
   2,697    Elan Corp. plc ADR (D)(G).........................      41,474
   1,610    Eli Lilly & Co. (G)...............................      91,781
   1,164    Sanofi-Aventis S.A. ADR (G).......................      51,750
   2,433    Schering-Plough Corp. ............................      53,752
   1,732    Shionogi & Co., Ltd. (A)..........................      31,850
     565    Wyeth.............................................      28,725
                                                                ----------
                                                                   619,255
                                                                ----------
            SERVICES -- 10.1%
   1,721    Accenture Ltd. Class A............................      54,570
     839    Autodesk, Inc. (D)................................      29,180
   1,313    Comcast Corp. Class A (D)(G)......................      48,369
     337    Monster Worldwide, Inc. (D).......................      12,189
     382    News Corp. Class A................................       7,496
   7,732    Sun Microsystems, Inc. (D)........................      38,429
   3,076    Time Warner, Inc. ................................      56,083
   1,682    United Parcel Service, Inc. Class B...............     121,010
   1,574    Viacom, Inc. Class B (D)(G).......................      58,525
   1,305    Walt Disney Co. ..................................      40,322
   3,762    XM Satellite Radio Holdings, Inc. Class A
              (D)(G)..........................................      48,491
                                                                ----------
                                                                   514,664
                                                                ----------
            TECHNOLOGY -- 28.8%
   1,353    Adobe Systems, Inc. (D)...........................      50,659
     717    American Tower Corp. Class A (D)(G)...............      26,163
   4,094    AT&T, Inc. (G)....................................     133,294
   1,432    Broadcom Corp. Class A (D)........................      43,459
   5,769    Cisco Systems, Inc. (D)...........................     132,696
   8,275    EMC Corp. (D).....................................      99,135
     999    First Data Corp. .................................      41,962
   4,338    Flextronics International Ltd. (D)................      54,826
   7,376    General Electric Co. .............................     260,359
     187    Google, Inc. (D)..................................      74,954
     361    Lexmark International, Inc. ADR (D)...............      20,809
   2,345    Marvell Technology Group Ltd. (D).................      45,421
   2,075    Maxim Integrated Products, Inc. (G)...............      58,242
   2,619    Medtronic, Inc. ..................................     121,637
   4,632    Microsoft Corp. (G)...............................     126,595
   2,929    Oracle Corp. (D)..................................      51,968
     274    Qualcomm, Inc. (G)................................       9,967
      46    Samsung Electronics Co., Ltd. (A).................      32,190

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
 @v1,052    Sharp Corp. (A)...................................  $   18,053
   3,915    Sprint Nextel Corp. ..............................      67,137
                                                                ----------
                                                                 1,469,526
                                                                ----------
            UTILITIES -- 0.5%
     202    E.On AG (A).......................................      23,964
                                                                ----------
            Total common stock
              (cost $4,878,794)...............................  $5,109,234
                                                                ----------
PRINCIPAL
 AMOUNT
--------
      @V
 SHORT-TERM INVESTMENTS -- 7.9%
            REPURCHASE AGREEMENTS @ -- 0.7%
$ 14,767    Bank of America Securities Joint Repurchase
              Agreement,
              5.37%, 10/02/2006...............................  $   14,767
      42    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              4.80%, 10/02/2006...............................          42
   3,565    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.33%, 10/02/2006...............................       3,565
   3,395    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.35%, 10/02/2006...............................       3,395
  11,797    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 10/02/2006...............................      11,797
                                                                ----------
                                                                    33,566
                                                                ----------
                                                                  MARKET
 SHARES                                                         VALUE (W)
--------                                                        ----------
      @v
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 7.2%
 368,763    BNY Institutional Cash Reserve Fund,
              5.34% (L).......................................  $  368,763
                                                                ----------
            Total short-term investments
              (cost $402,329).................................  $  402,329
                                                                ----------
            Total investments in securities
              (cost $5,281,123) (C)...........................  $5,511,563
            Other assets & liabilities........................    (415,324)
                                                                ----------
            Total net assets..................................  $5,096,239
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.48% of total net assets at September 30, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006, was $212,227, which represents 4.16% of total net assets.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $5,321,593 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.......................  $ 405,664
      Unrealized depreciation.......................   (215,694)
                                                      ---------
      Net unrealized appreciation...................  $ 189,970
                                                      =========

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

The accompanying notes are an integral part of these financial statements.

 HARTFORD STOCK HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Japanese Yen                                     Buy              $9,760          $9,838          10/02/06              $(78)
                                                                                                                        ====

The accompanying notes are an integral part of these financial statements.

 HARTFORD TOTAL RETURN BOND HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                          VALUE (W)
------------                                                       ----------
COMMON STOCK -- 0.0%
               TECHNOLOGY -- 0.0%
          --   XO Holdings, Inc. ................................  $       --
                                                                   ----------
               Total common stock
                 (cost $--)......................................  $       --
                                                                   ----------
WARRANTS -- 0.0%
               TECHNOLOGY -- 0.0%
          --   Ntelos, Inc. (A)(D)(H)............................  $       --
          --   XO Holdings, Inc. ................................          --
          --   XO Holdings, Inc. (D)(H)(G).......................          --
                                                                   ----------
               Total warrants
                 (cost $1).......................................  $       --
                                                                   ----------
 PRINCIPAL
   AMOUNT
------------
MUNICIPAL BONDS -- 0.2%
               GENERAL OBLIGATIONS -- 0.2%
$      7,325   Oregon School Boards Association, Taxable Pension,
                 4.76%, 06/30/2028...............................  $    6,709
                                                                   ----------
               HOUSING (HFA'S, ETC.) -- 0.0%
         275   Industry Urban DA,
                 6.10%, 05/01/2024...............................         282
                                                                   ----------
               Total municipal bonds
                 (cost $7,606)...................................  $    6,991
                                                                   ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 14.9%
               FINANCE -- 14.5%
       8,763   AmeriCredit Automobile Receivables Trust,
                 5.20%, 03/06/2011...............................  $    8,759
     273,765   Bank of America Commercial Mortgage, Inc.,
                 4.08%, 12/10/2042 (P)...........................       5,321
       2,695   Banc of America Commercial Mortgage, Inc.,
                 4.43%, 11/10/2039...............................       2,602
     101,748   Banc of America Commercial Mortgage, Inc.,
                 4.52%, 09/11/2036 (I)(P)........................       3,786
     115,160   Banc of America Commercial Mortgage, Inc.,
                 5.32%, 10/10/2011 (Q)...........................      15,236
      15,300   Banc of America Commercial Mortgage, Inc.,
                 5.52%, 07/10/2046 (L)...........................      15,502
      19,220   Banc of America Commercial Mortgage, Inc.,
                 6.01%, 07/10/2044...............................      19,979
       5,880   Banc of America Securities Auto Trust,
                 4.49%, 02/18/2013...............................       5,788
       4,200   Bank One Issuance Trust,
                 4.77%, 02/16/2016...............................       4,035

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
               FINANCE -- (CONTINUED)
$      1,318   Bear Stearns Commercial Mortgage Securities, Inc.,
                 2.96%, 08/13/2039...............................  $    1,281
      80,982   Bear Stearns Commercial Mortgage Securities, Inc.,
                 4.07%, 07/11/2042 (P)...........................       2,635
      63,681   Bear Stearns Commercial Mortgage Securities, Inc.,
                 4.12%, 11/11/2041 (P)...........................       1,757
     135,824   Bear Stearns Commercial Mortgage Securities, Inc.,
                 5.50%, 02/11/2041 (I)(P)........................       2,305
      15,790   Bear Stearns Commercial Mortgage Securities,
                 5.58%, 09/11/2041...............................      16,010
       3,662   California Infrastructure PG&E,
                 6.48%, 12/26/2009...............................       3,696
       2,950   Capital Auto Receivables Asset Trust,
                 5.77%, 05/20/2010 (I)...........................       2,965
       3,850   Capital Auto Receivables Asset Trust,
                 6.15%, 04/20/2011 (I)...........................       3,864
       5,860   Capital One Auto Finance Trust,
                 4.32%, 05/15/2010...............................       5,784
      67,746   CBA Commercial Small Balance Commercial Mortgage,
                 7.00%, 07/25/2035 (I)(P)........................       3,324
      50,679   CBA Commercial Small Balance Commercial Mortgage,
                 7.00%, 06/25/2038 (I)(P)........................       3,331
      12,560   Citibank Credit Card Issuance Trust,
                 5.70%, 05/15/2013...............................      12,772
       8,050   Citigroup Commercial Mortgage Trust,
                 5.25%, 04/15/2040...............................       8,062
       3,350   Connecticut RRB Special Purpose Trust CL&P,
                 6.21%, 12/30/2011...............................       3,466
       1,156   Conseco Finance Securitizations Corp.,
                 5.79%, 05/01/2033...............................       1,157
       1,753   Countrywide Asset-Backed Certificates,
                 5.46%, 07/25/2035...............................       1,737
      10,539   Countrywide Financial Corp.,
                 6.25%, 05/15/2016 (G)...........................      10,696
       7,816   Credit Suisse Mortgage Capital Certificates,
                 6.02%, 06/15/2038 (L)...........................       8,118
      16,640   Credit Suisse Mortgage Capital Certificates,
                 6.02%, 06/15/2038 (L)...........................      17,297
       2,180   CS First Boston Mortgage Securities Corp.,
                 2.08%, 05/15/2038...............................       2,116
     240,946   CS First Boston Mortgage Securities Corp.,
                 4.39%, 07/15/2037 (I)(P)........................       6,712

The accompanying notes are an integral part of these financial statements.

 HARTFORD TOTAL RETURN BOND HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
               FINANCE -- (CONTINUED)
$      1,835   CS First Boston Mortgage Securities Corp.,
                 4.51%, 07/15/2037...............................  $    1,796
      15,300   CS First Boston Mortgage Securities Corp.,
                 4.69%, 04/15/2037...............................      14,924
      12,470   DB Master Finance LLC,
                 5.78%, 06/20/2031 (I)...........................      12,667
     344,101   GE Business Loan Trust,
                 6.14%, 05/15/2034 (I)(P)........................       4,422
      10,027   GE Business Loan Trust,
                 6.33%, 05/15/2034 (I)(L)........................      10,027
      15,000   GE Capital Commercial Mortgage Corp.,
                 4.12%, 03/10/2040...............................      14,564
      71,018   GMAC Commercial Mortgage Securities, Inc.,
                 4.10%, 12/10/2041 (P)...........................       1,628
      12,580   GMAC Mortgage Corp. Loan Trust,
                 5.75%, 10/25/2036...............................      12,606
     172,686   Goldman Sachs Mortgage Securities Corp. II,
                 4.38%, 08/10/2038 (I)(P)........................       1,930
         149   Green Tree Financial Corp.,
                 6.27%, 06/01/2030...............................         149
       1,800   Green Tree Financial Corp.,
                 7.24%, 06/15/2028...............................       1,887
      19,075   Greenwich Capital Commercial Funding Corp.,
                 5.12%, 04/10/2037 (L)...........................      19,043
       9,725   Greenwich Capital Commercial Funding Corp.,
                 6.11%, 07/10/2038...............................      10,182
       3,126   Home Equity Asset Trust,
                 4.75%, 06/27/2035 (I)...........................       3,126
       3,180   Hyundai Auto Receivables Trust,
                 5.29%, 11/15/2012...............................       3,186
      62,136   JP Morgan Chase Commercial Mortgage Securities
                 Corp.,
                 3.68%, 01/15/2038 (I)(P)........................       1,978
     320,191   JP Morgan Chase Commercial Mortgage Securities
                 Corp.,
                 4.07%, 01/15/2042 (P)...........................       4,888
     677,917   JP Morgan Chase Commercial Mortgage Securities
                 Corp.,
                 4.82%, 08/12/2037 (P)...........................       2,896
      10,000   JP Morgan Chase Commercial Mortgage Securities
                 Corp.,
                 4.87%, 03/15/2046...............................       9,810
     475,922   JP Morgan Chase Commercial Mortgage Securities
                 Corp.,
                 5.42%, 05/12/2045 (P)...........................      12,640
       4,140   JP Morgan Chase Commercial Mortgage Securities
                 Corp.,
                 5.44%, 12/12/2044...............................       4,177

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
               FINANCE -- (CONTINUED)
$     14,725   JP Morgan Chase Commercial Mortgage Securities
                 Corp.,
                 5.44%, 05/15/2045 (L)...........................  $   14,746
       6,237   LB-UBS Commercial Mortgage Trust,
                 2.72%, 03/15/2027...............................       6,078
      14,725   LB-UBS Commercial Mortgage Trust,
                 5.41%, 10/15/2039 (L)(Q)........................      14,798
       6,956   Lehman Brothers Small Balance Commercial,
                 5.52%, 09/25/2030...............................       6,872
       5,180   Lehman Brothers Small Balance Commercial,
                 5.62%, 09/25/2036 (I)...........................       5,180
       9,980   Marlin Leasing Receivables LLC,
                 5.33%, 09/16/2013...............................       9,980
       8,110   MBNA Credit Card Master Note Trust,
                 4.10%, 10/15/2012...............................       7,877
       5,250   MBNA Credit Card Master Note Trust,
                 4.30%, 02/15/2011...............................       5,181
      13,950   MBNA Credit Card Master Note Trust,
                 4.50%, 01/15/2013...............................      13,720
      68,222   Merrill Lynch Mortgage Trust,
                 3.96%, 09/12/2041 (I)(P)........................       2,203
       1,834   Merrill Lynch Mortgage Trust,
                 4.56%, 06/12/2043...............................       1,797
     253,651   Merrill Lynch Mortgage Trust,
                 4.57%, 06/12/2043 (P)...........................       6,906
      14,725   Merrill Lynch/Countrywide Commercial Mortgage
                 Trust,
                 5.46%, 07/12/2046 (L)...........................      14,806
       9,920   Merrill Lynch/Countrywide Commercial Mortgage
                 Trust,
                 6.11%, 06/12/2046...............................      10,374
       2,950   Morgan Stanley Auto Loan Trust,
                 5.00%, 03/15/2012 (I)...........................       2,927
       5,829   Morgan Stanley Capital I,
                 7.62%, 04/30/2039 (I)(L)........................       5,863
      73,119   Morgan Stanley Dean Witter Capital I,
                 0.46%, 08/25/2032 (A)(H)(P).....................          --
      32,417   Morgan Stanley Dean Witter Capital I,
                 8.05%, 08/25/2032 (H)(P)........................         457
       7,100   Navistar Financial Corp. Owner Trust,
                 3.53%, 10/15/2012...............................       6,887
       3,775   Popular ABS Mortgage Pass-Through Trust,
                 4.75%, 12/25/2034...............................       3,633
       3,180   Popular ABS Mortgage Pass-Through Trust,
                 5.42%, 04/25/2035...............................       3,127
       6,625   Providian Gateway Master Trust,
                 3.35%, 09/15/2011 (I)...........................       6,499
       7,360   Providian Master Note Trust,
                 5.88%, 03/15/2015 (L)...........................       7,360
       4,670   Renaissance Home Equity Loan Trust,
                 5.36%, 05/25/2035...............................       4,593

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
               FINANCE -- (CONTINUED)
$      6,480   Renaissance Home Equity Loan Trust,
                 5.75%, 05/25/2036 (L)...........................  $    6,545
       3,250   Residential Asset Mortgage Products, Inc.,
                 4.98%, 08/25/2034...............................       3,202
         536   Soundview Home Equity Loan Trust,
                 8.64%, 05/25/2030...............................         534
       7,930   USAA Auto Owner Trust,
                 5.04%, 12/15/2011...............................       7,942
       9,700   Wachovia Auto Loan Owner Trust,
                 5.15%, 07/20/2012 (I)...........................       9,697
      59,751   Wachovia Bank Commercial Mortgage Trust,
                 3.65%, 02/15/2041 (I)(P)........................       1,817
     252,830   Wachovia Bank Commercial Mortgage Trust,
                 4.48%, 05/15/2044 (I)(P)........................       6,724
       1,835   Wachovia Bank Commercial Mortgage Trust,
                 4.52%, 05/15/2044...............................       1,795
       8,050   Wachovia Bank Commercial Mortgage Trust,
                 4.72%, 01/15/2041...............................       7,903
       6,930   Wachovia Bank Commercial Mortgage Trust,
                 5.42%, 01/15/2045...............................       6,982
      14,725   Wachovia Bank Commercial Mortgage Trust,
                 5.96%, 05/15/2043 (L)...........................      15,225
                                                                   ----------
                                                                      578,849
                                                                   ----------
               TRANSPORTATION -- 0.3%
       5,306   Continental Airlines, Inc.,
                 6.70%, 06/15/2021...............................       5,306
       4,836   Continental Airlines, Inc.,
                 8.05%, 11/01/2020...............................       5,151
                                                                   ----------
                                                                       10,457
                                                                   ----------
               UTILITIES -- 0.1%
       4,474   Pacific Gas & Electric Energy Recovery Funding
                 LLC,
                 3.87%, 06/25/2011...............................       4,397
                                                                   ----------
               Total asset & commercial mortgage backed
                 securities
                 (cost $594,902).................................  $  593,703
                                                                   ----------
CORPORATE BONDS: INVESTMENT GRADE -- 28.3%
               BASIC MATERIALS -- 0.8%
       2,425   Fortune Brands, Inc.,
                 5.13%, 01/15/2011 (G)...........................  $    2,381
       7,995   Teck Cominco Ltd.,
                 5.38%, 10/01/2015...............................       7,758

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
               BASIC MATERIALS -- (CONTINUED)
$      6,180   Teck Cominco Ltd.,
                 6.13%, 10/01/2035...............................  $    5,937
       9,815   Vale Overseas Ltd.,
                 6.25%, 01/11/2016...............................       9,741
       4,975   Westvaco Corp.,
                 7.95%, 02/15/2031...............................       5,480
                                                                   ----------
                                                                       31,297
                                                                   ----------
               CONSUMER CYCLICAL -- 1.1%
       5,480   DaimlerChrysler Corp.,
                 7.45%, 03/01/2027 (G)...........................       5,844
      20,225   DaimlerChrysler N.A. Holdings Corp.,
                 5.88%, 03/15/2011...............................      20,252
       7,420   Federated Department Stores, Inc.,
                 7.00%, 02/15/2028 (G)...........................       7,610
       4,150   Foster's Finance Corp.,
                 4.88%, 10/01/2014 (I)...........................       3,930
       7,930   JC Penney Co., Inc.,
                 7.63%, 03/01/2097...............................       8,148
                                                                   ----------
                                                                       45,784
                                                                   ----------
               CONSUMER STAPLES -- 1.0%
      16,836   Diageo Capital plc,
                 5.88%, 09/30/2036...............................      16,691
      11,414   Diageo Finance B.V.,
                 5.50%, 04/01/2013...............................      11,429
       9,025   SABMiller plc,
                 6.20%, 07/01/2011 (I)...........................       9,262
       2,710   Weyerhaeuser Co.,
                 8.50%, 01/15/2025 (G)...........................       3,088
                                                                   ----------
                                                                       40,470
                                                                   ----------
               ENERGY -- 2.1%
       9,085   Amerada Hess Corp.,
                 7.13%, 03/15/2033...............................      10,044
      10,515   Anadarko Petroleum Corp.,
                 5.95%, 09/15/2016...............................      10,641
       9,150   Anadarko Petroleum Corp.,
                 6.45%, 09/15/2036...............................       9,346
       4,000   Consumers Energy Co.,
                 5.15%, 02/15/2017...............................       3,813
       5,190   Consumers Energy Co.,
                 5.38%, 04/15/2013...............................       5,140
       6,935   Enterprise Products Operating L.P.,
                 4.63%, 10/15/2009...............................       6,778
         220   Husky Oil Co.,
                 8.90%, 08/15/2028...............................         232
       5,795   Nexen, Inc.,
                 7.88%, 03/15/2032...............................       6,865
       7,960   Petro-Canada,
                 5.95%, 05/15/2035...............................       7,596
       2,725   Ras Laffan Liquefied Natural Gas Co., Ltd.,
                 3.44%, 09/15/2009 (I)...........................       2,639

The accompanying notes are an integral part of these financial statements.

 HARTFORD TOTAL RETURN BOND HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
 AMOUNT (B)                                                        VALUE (W)
------------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
               ENERGY -- (CONTINUED)
$     16,410   Ras Laffan Liquefied Natural Gas Co., Ltd.,
                 5.30%, 09/30/2020 (I)...........................  $   15,806
       3,435   Smepra Energy,
                 6.00%, 02/01/2013...............................       3,519
                                                                   ----------
                                                                       82,419
                                                                   ----------
               FINANCE -- 14.7%
       6,930   Aegon Funding Corp.,
                 5.75%, 12/15/2020...............................       7,026
       7,300   AES El Salvador Trust,
                 6.75%, 02/01/2016 (I)...........................       7,208
      13,161   Aetna, Inc.,
                 5.75%, 06/15/2011...............................      13,375
      28,464   American Express Credit Corp.,
                 6.80%, 09/01/2066...............................      30,051
          75   Americo Life, Inc.,
                 7.88%, 05/01/2013 (I)...........................          75
      18,905   Ameriprise Financial, Inc.,
                 7.52%, 06/01/2066...............................      20,277
      18,030   Amvescap plc,
                 4.50%, 12/15/2009...............................      17,578
       3,544   Amvescap plc,
                 5.38%, 02/27/2013...............................       3,494
       5,370   Army Hawaii Family Housing Trust Certificates,
                 5.52%, 06/15/2050 (I)...........................       5,270
JPY2,600,000   Asian Development Bank,
                 1.15%, 10/06/2008...............................      22,185
       9,550   BAC Capital Trust XI,
                 6.63%, 05/23/2036...............................      10,075
       9,535   BAE Systems Holdings, Inc.,
                 5.20%, 08/15/2015 (I)...........................       9,123
JPY2,110,000   Bank Nederlandse Gemeenten,
                 0.80%, 09/22/2008...............................      17,924
         200   Bank of New York Institutional Capital Trust,
                 7.78%, 12/01/2026 (I)...........................         208
         250   Centura Capital Trust I,
                 8.85%, 06/01/2027 (H)...........................         266
       5,740   CIT Group, Inc.,
                 4.13%, 11/03/2009 (G)...........................       5,563
JPY1,633,500   Citigroup, Inc.,
                 0.80%, 10/30/2008...............................      13,829
       6,300   Credit Suisse First Boston USA, Inc.,
                 6.50%, 01/15/2012...............................       6,637
JPY2,220,000   Depfa ACS Bank,
                 0.75%, 09/22/2008...............................      18,837
       7,300   ERAC USA Finance Co.,
                 5.60%, 05/01/2015 (I)...........................       7,217
       8,170   ERP Operating L.P.,
                 6.58%, 04/13/2015...............................       8,696
       9,530   HSBC Holding plc,
                 6.50%, 05/02/2036...............................      10,117

 PRINCIPAL                                                           MARKET
 AMOUNT (B)                                                        VALUE (W)
------------                                                       ----------
               FINANCE -- (CONTINUED)
$     16,100   ILFC E-Capital Trust II,
                 6.25%, 12/21/2065 (G)(I)........................  $   16,095
      11,875   iStar Financial, Inc.,
                 5.95%, 10/15/2013 (I)...........................      11,935
      16,135   JP Morgan Chase Capital XX,
                 6.55%, 09/29/2036...............................      16,273
       7,700   Kazkommerts International B.V.,
                 8.00%, 11/03/2015 (I)...........................       7,777
JPY4,424,000   Landwirtsch Rentenbank,
                 0.65%, 09/30/2008...............................      37,462
       8,597   Lehman Brothers Holdings, Inc.,
                 5.50%, 04/04/2016 (G)...........................       8,565
      18,170   Lincoln National Corp.,
                 7.00%, 05/17/2066 (G)(L)........................      19,031
       9,540   Marsh & McLennan Cos., Inc.,
                 5.75%, 09/15/2015...............................       9,357
      12,600   Merrill Lynch & Co., Inc.,
                 6.05%, 05/16/2016 (G)...........................      13,029
       6,575   Merrill Lynch & Co., Inc.,
                 6.22%, 09/15/2026...............................       6,688
      10,610   Metlife, Inc.,
                 5.70%, 06/15/2035 (G)...........................      10,310
      10,030   Morgan Stanley,
                 6.25%, 08/09/2026...............................      10,383
      10,500   MUFG Capital Finance I Ltd.,
                 6.35%, 07/25/2049...............................      10,585
         815   OR-ICB,
                 6.88%, 07/29/2008...............................         825
      10,165   Prudential Financial, Inc.,
                 5.90%, 03/17/2036...............................      10,136
         200   Prudential Holdings LLC,
                 7.25%, 12/18/2023 (I)...........................         232
JPY1,282,000   Rabobank Nederland,
                 0.20%, 06/20/2008...............................      10,765
       7,850   RBD Capital,
                 6.50%, 08/11/2008...............................       7,896
          96   Regional Diversified Funding,
                 9.25%, 03/15/2030 (I)...........................         110
       9,564   Residential Capital Corp.,
                 6.00%, 02/22/2011 (G)...........................       9,552
      11,510   Residential Capital Corp.,
                 6.38%, 06/30/2010...............................      11,646
      10,700   Simon Property Group, Inc.,
                 7.88%, 03/15/2016 (I)...........................      12,389
       8,166   St. Paul Travelers Cos., Inc.,
                 6.75%, 06/20/2036 (G)...........................       8,798
       6,800   St. Paul Travelers Cos., Inc.,
                 8.13%, 04/15/2010...............................       7,406
       7,195   TNK-BP Finance S.A.,
                 7.50%, 07/18/2016 (I)...........................       7,517
       2,882   Travelers Property Casualty Corp.,
                 5.00%, 03/15/2013 (G)...........................       2,815
       6,755   TuranAlem Finance B.V.,
                 8.00%, 03/24/2014...............................       6,735
      29,210   USB Capital IX,
                 6.19%, 03/29/2049 (L)...........................      29,542

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
 AMOUNT (B)                                                        VALUE (W)
------------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
               FINANCE -- (CONTINUED)
$      9,490   Washington Mutual Bank,
                 5.95%, 05/20/2013 (G)...........................  $    9,687
       5,862   Wellpoint, Inc.,
                 5.85%, 01/15/2036...............................       5,686
       4,700   WellPoint, Inc.,
                 6.80%, 08/01/2012...............................       5,017
       7,560   Western Union Co.,
                 5.93%, 10/01/2016 (I)...........................       7,622
      16,850   ZFS Finance USA Trust I,
                 6.45%, 12/15/2065 (G)(I)........................      16,665
                                                                   ----------
                                                                      583,562
                                                                   ----------
               FOREIGN GOVERNMENTS -- 0.2%
  CAD    200   Canadian Government,
                 7.25%, 06/01/2007...............................         183
  CAD    200   Canadian Government,
                 9.00%, 03/01/2011...............................         216
       3,370   El Salvador (Republic of),
                 8.25%, 04/10/2032 (I)...........................       3,859
  AUD    300   Italy,
                 5.88%, 08/14/2008...............................         222
       3,614   United Mexican States,
                 5.63%, 01/15/2017...............................       3,571
                                                                   ----------
                                                                        8,051
                                                                   ----------
               HEALTH CARE -- 0.6%
       4,120   Baxter International, Inc.,
                 5.90%, 09/01/2016 (G)...........................       4,231
       9,475   Cardinal Health, Inc.,
                 5.85%, 12/15/2017...............................       9,459
      12,365   Teva Pharmaceuticals Finance LLC,
                 6.15%, 02/01/2036...............................      11,900
                                                                   ----------
                                                                       25,590
                                                                   ----------
               SERVICES -- 1.4%
         100   Comcast Corp.,
                 10.63%, 07/15/2012..............................         122
      10,240   COX Communications, Inc.,
                 5.45%, 12/15/2014...............................       9,891
       2,350   Electronic Data Systems Corp.,
                 3.88%, 07/15/2023...............................       2,365
       3,800   FedEx Corp.,
                 3.50%, 04/01/2009...............................       3,646
       9,625   Marriott International, Inc.,
                 6.20%, 06/15/2016 (G)...........................       9,799
       4,709   Mashantucket Western Pequot Revenue Bond,
                 5.91%, 09/01/2021 (I)...........................       4,529
       8,740   Time Warner Entertainment Co. L.P.,
                 8.38%, 07/15/2033...............................      10,308
      15,640   Viacom, Inc.,
                 6.88%, 04/30/2036 (I)...........................      15,462
                                                                   ----------
                                                                       56,122
                                                                   ----------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
               TECHNOLOGY -- 3.0%
$      4,185   America Movil S.A. de C.V.,
                 6.38%, 03/01/2035...............................  $    4,000
       7,672   AT&T Corp.,
                 8.00%, 11/15/2031...............................       9,377
       2,985   Bellsouth Capital Funding Corp.,
                 7.88%, 02/15/2030...............................       3,401
      12,600   Cingular Wireless Services, Inc.,
                 8.75%, 03/01/2031...............................      16,108
       6,557   Cisco Systems, Inc.,
                 5.50%, 02/22/2016...............................       6,609
         500   Comcast Cable Communications, Inc.,
                 8.50%, 05/01/2027...............................         614
         165   GTE Corp.,
                 8.75%, 11/01/2021 (G)...........................         200
       3,825   Raytheon Co.,
                 6.55%, 03/15/2010...............................       3,978
       3,655   Raytheon Co.,
                 8.30%, 03/01/2010...............................       3,993
      16,122   Siemens Finance,
                 6.13%, 08/17/2026 (I)...........................      16,530
       7,925   Sprint Capital Corp.,
                 8.75%, 03/15/2032 (G)...........................       9,665
       4,025   TCI Communications, Inc.,
                 8.75%, 08/01/2015...............................       4,766
      14,725   Telecom Italia Capital,
                 7.20%, 07/18/2036...............................      15,134
       7,975   Tele-Communications, Inc.,
                 7.88%, 08/01/2013...............................       8,911
      14,925   Telefonica Emisiones SAU,
                 6.42%, 06/20/2016...............................      15,355
       1,500   Verizon Maryland, Inc.,
                 8.30%, 08/01/2031...............................       1,729
         125   Verizon Virginia, Inc.,
                 4.63%, 03/15/2013 (G)...........................         116
                                                                   ----------
                                                                      120,486
                                                                   ----------
               TRANSPORTATION -- 0.5%
       5,696   American Airlines, Inc.,
                 7.86%, 10/01/2011...............................       6,123
      10,875   CSX Corp.,
                 6.75%, 03/15/2011...............................      11,474
         325   Roadway Corp.,
                 8.25%, 12/01/2008...............................         339
       4,025   Royal Caribbean Cruises Ltd.,
                 7.50%, 10/15/2027 (G)...........................       3,931
                                                                   ----------
                                                                       21,867
                                                                   ----------
               UTILITIES -- 2.9%
       6,550   Carolina Power & Light Co.,
                 5.25%, 12/15/2015...............................       6,440
       7,475   Centerpoint Energy, Inc.,
                 6.85%, 06/01/2015 (G)...........................       7,923
       8,090   Commonwealth Edison Co.,
                 5.90%, 03/15/2036...............................       7,939
       3,875   Detroit Edison Co.,
                 6.13%, 10/01/2010...............................       3,985

The accompanying notes are an integral part of these financial statements.

 HARTFORD TOTAL RETURN BOND HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
               UTILITIES -- (CONTINUED)
$      7,715   Dominion Resources, Inc.,
                 6.30%, 09/30/2066 (L)...........................  $    7,699
       6,080   Duke Energy Corp.,
                 3.75%, 03/05/2008...............................       5,955
      15,325   FPL Group Capital, Inc.,
                 6.35%, 10/01/2066...............................      15,514
       9,251   Kinder Morgan Finance Co.,
                 5.70%, 01/05/2016...............................       8,540
       5,735   Northern States Power Co.,
                 6.25%, 06/01/2036...............................       6,135
      11,170   Ohio Edison Co.,
                 6.88%, 07/15/2036...............................      12,291
       6,168   Oneok Partners L.P.,
                 6.15%, 10/01/2016...............................       6,226
      10,938   Oneok Partners L.P.,
                 6.65%, 10/01/2036...............................      11,015
       6,130   Peco Energy Corp.,
                 5.95%, 10/01/2036...............................       6,263
       3,190   Puget Sound Energy, Inc.,
                 7.96%, 02/22/2010...............................       3,442
       4,150   Texas-New Mexico Power Co.,
                 6.13%, 06/01/2008...............................       4,188
       1,400   Westar Energy, Inc.,
                 5.15%, 01/01/2017...............................       1,335
                                                                   ----------
                                                                      114,890
                                                                   ----------
               Total corporate bonds: investment grade
                 (cost $1,121,031)...............................  $1,130,538
                                                                   ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 8.9%
               BASIC MATERIALS -- 1.3%
       8,590   Boise Cascade LLC,
                 7.13%, 10/15/2014...............................  $    8,010
       9,503   Equistar Chemicals L.P.,
                 8.75%, 02/15/2009...............................       9,836
       8,275   Goodyear Tire & Rubber Co.,
                 11.25%, 03/01/2011..............................       9,123
      12,100   Potlatch Corp.,
                 9.12%, 12/01/2009 (L)...........................      14,140
       4,856   Vedanta Resources plc,
                 6.63%, 02/22/2010 (I)...........................       4,729
       5,765   Verso Paper Holdings LLC,
                 11.38%, 08/01/2016 (G)(I).......................       5,722
                                                                   ----------
                                                                       51,560
                                                                   ----------
               CAPITAL GOODS -- 0.9%
       8,650   Bombardier, Inc.,
                 6.30%, 05/01/2014 (I)...........................       7,763
       7,870   Case Corp.,
                 7.25%, 01/15/2016...............................       7,939
      11,410   L-3 Communications Corp.,
                 3.00%, 08/01/2035 (G)...........................      11,610
       9,771   Xerox Corp.,
                 6.75%, 02/01/2017...............................       9,918
                                                                   ----------
                                                                       37,230
                                                                   ----------

 PRINCIPAL                                                           MARKET
 AMOUNT (B)                                                        VALUE (W)
------------                                                       ----------
               CONSUMER CYCLICAL -- 1.1%
$      9,650   ArvinMeritor, Inc.,
                 8.75%, 03/01/2012 (G)...........................  $    9,240
      10,345   General Motors Corp.,
                 6.38%, 05/01/2008 (G)...........................      10,009
       4,891   Neiman Marcus Group, Inc.,
                 10.38%, 10/15/2015 (G)..........................       5,282
      11,500   Technical Olympic USA, Inc.,
                 8.25%, 04/01/2011 (G)(I)........................      10,594
       9,695   Tenneco, Inc.,
                 8.63%, 11/15/2014 (G)...........................       9,574
                                                                   ----------
                                                                       44,699
                                                                   ----------
               CONSUMER STAPLES -- 0.1%
       4,585   Dole Food Co., Inc.,
                 8.63%, 05/01/2009...............................       4,482
                                                                   ----------
               ENERGY -- 0.3%
       6,206   Chesapeake Energy Corp.,
                 2.75%, 11/15/2035...............................       6,346
       3,900   Naftogaz Ukrainy,
                 8.13%, 09/30/2009...............................       3,752
                                                                   ----------
                                                                       10,098
                                                                   ----------
               FINANCE -- 1.5%
       4,395   American Real Estate Partners L.P.,
                 7.13%, 02/15/2013...............................       4,373
       8,070   Avis Budget Car Rental,
                 7.91%, 05/15/2014 (I)(L)........................       7,909
      12,040   Ford Motor Credit Co.,
                 7.38%, 02/01/2011 (G)...........................      11,556
      12,715   Ford Motor Credit Co.,
                 9.96%, 04/15/2012 (L)...........................      13,305
      23,935   General Motors Acceptance Corp.,
                 6.88%, 09/15/2011...............................      23,808
                                                                   ----------
                                                                       60,951
                                                                   ----------
               FOREIGN GOVERNMENTS -- 0.1%
 BRL   8,820   Brazil (Republic of),
                 12.50%, 01/05/2022..............................       3,984
                                                                   ----------
               HEALTH CARE -- 0.1%
       2,345   Select Medical Corp.,
                 11.18%, 09/15/2015 (G)(L).......................       2,064
                                                                   ----------
               SERVICES -- 0.9%
      18,300   Dex Media West LLC,
                 9.88%, 08/15/2013...............................      19,764
       7,910   Echostar DBS Corp.,
                 6.38%, 10/01/2011...............................       7,702
       8,170   SunGard Data Systems, Inc.,
                 9.13%, 08/15/2013...............................       8,456
                                                                   ----------
                                                                       35,922
                                                                   ----------
               TECHNOLOGY -- 2.1%
       9,170   Citizens Communications Co.,
                 9.00%, 08/15/2031...............................       9,835
       5,325   Dobson Cellular Systems,
                 8.38%, 11/01/2011 (I)...........................       5,531

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
               TECHNOLOGY -- (CONTINUED)
$      8,670   Intelsat Bermuda Ltd.,
                 9.25%, 06/15/2016 (I)...........................  $    9,114
       9,695   Nortel Networks Ltd.,
                 9.73%, 07/15/2011 (I)(L)........................      10,010
      10,305   Panamsat Corp.,
                 9.00%, 06/15/2016 (I)...........................      10,614
       9,440   Qwest Communications International, Inc.,
                 7.50%, 02/15/2014 (G)...........................       9,464
       2,980   Qwest Corp.,
                 7.88%, 09/01/2011...............................       3,129
       1,001   SanDisk Corp.,
                 1.00%, 05/15/2013 (G)...........................         953
       7,450   Seagate Technology Holdings,
                 6.80%, 10/01/2016...............................       7,413
       7,630   Vimpel Communications,
                 8.25%, 05/23/2016 (I)...........................       7,744
       9,220   Windstream Corp.,
                 8.63%, 08/01/2016 (I)...........................       9,865
                                                                   ----------
                                                                       83,672
                                                                   ----------
               UTILITIES -- 0.5%
       9,645   NRG Energy, Inc.,
                 7.38%, 02/01/2016...............................       9,585
      10,195   Sithe/Independence Funding,
                 9.00%, 12/30/2013...............................      10,982
                                                                   ----------
                                                                       20,567
                                                                   ----------
               Total corporate bonds:
                 non-investment grade
                 (cost $353,210).................................  $  355,229
                                                                   ----------
SENIOR FLOATING RATE LOAN INTERESTS (V) -- 3.2%
               BASIC MATERIALS -- 0.5%
       1,532   Compass Minerals Group, Inc.,
                 6.97%, 12/22/2012 (AA)(Q).......................  $    1,530
      12,300   Georgia-Pacific Corp.,
                 7.37%, 02/14/2013 (AA)(Q).......................      12,318
       7,092   Huntsman International, Inc.,
                 7.08%, 08/16/2012 (AA)(Q).......................       7,077
                                                                   ----------
                                                                       20,925
                                                                   ----------
               CONSUMER CYCLICAL -- 0.1%
       4,936   Supervalu Inc.,
                 7.17%, 05/30/2013 (N)...........................       4,935
                                                                   ----------
               FINANCE -- 0.9%
      12,795   Ameritrade Holding Corp.,
                 6.82%, 12/31/2011 (AA)(Q).......................      12,778
       7,758   General Growth Properties,
                 6.64%, 02/24/2010 (AA)(Q).......................       7,662

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
               FINANCE -- (CONTINUED)
$      9,293   Nasdaq Stock Market, Inc.,
                 6.96%, 05/22/2012 (AA)(Q).......................  $    9,281
       4,492   Nasdaq Stock Market, Inc.,
                 7.05%, 05/22/2012 (AA)(Q).......................       4,492
                                                                   ----------
                                                                       34,213
                                                                   ----------
               HEALTH CARE -- 0.8%
       7,306   Community Health Systems,
                 6.97%, 08/19/2011 (N)(Q)........................       7,294
       9,440   Fresenius Medical Care AG,
                 6.79%, 03/23/2012 (N)...........................       9,351
       6,600   HCA, Inc.,
                 9.37%, 09/15/2007 (AA)..........................       6,534
       8,742   Lifepoint Hospitals, Inc.,
                 6.98%, 04/15/2012 (AA)(Q).......................       8,690
                                                                   ----------
                                                                       31,869
                                                                   ----------
               SERVICES -- 0.6%
       4,590   Allied Waste,
                 7.10%, 01/15/2012 (N)(Q)........................       4,568
      11,882   Allied Waste,
                 7.23%, 01/15/2012 (N)(Q)........................      11,826
       9,073   Regal Cinemas, Inc.,
                 7.13%, 11/10/2010 (AA)(Q).......................       9,031
                                                                   ----------
                                                                       25,425
                                                                   ----------
               TECHNOLOGY -- 0.2%
       6,124   Mediacom Broadband,
                 7.42%, 01/31/2015 (AA)(Q).......................       6,060
                                                                   ----------
               UTILITIES -- 0.1%
       2,863   Mirant North America LLC,
                 7.08%, 01/03/2013 (N)...........................       2,852
                                                                   ----------
               Total senior floating rate loan interests
                 (cost $126,645).................................  $  126,279
                                                                   ----------
U.S. GOVERNMENT SECURITIES -- 5.6%
               OTHER DIRECT FEDERAL OBLIGATIONS -- 0.4%
       2,350   Federal Home Loan Bank,
                 6.05%, 02/20/2007 (L)...........................  $    2,333
      46,200   Tennessee Valley Authority,
                 4.75%, 11/01/2025 (M)...........................      11,655
                                                                   ----------
                                                                       13,988
                                                                   ----------
               U.S. TREASURY SECURITIES -- 5.2%
      16,517   3.375% 2007 (G)(O)................................      21,031
      10,582   4.50% 2036 (G)....................................      10,140
      70,565   5.00% 2008 (G)....................................      70,896
     106,165   5.125% 2011 (G)...................................     108,508
                                                                   ----------
                                                                      210,575
                                                                   ----------
               Total U.S. government securities
                 (cost $224,408).................................  $  224,563
                                                                   ----------

The accompanying notes are an integral part of these financial statements.

 HARTFORD TOTAL RETURN BOND HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
U.S. GOVERNMENT AGENCIES -- 33.6%
               FEDERAL HOME LOAN MORTGAGE CORPORATION -- 13.8%
$     21,000   4.10% 2014........................................  $   20,466
      71,529   4.50% 2018........................................      69,109
      17,230   5.04% 2035........................................      16,957
       9,246   5.33% 2036........................................       9,177
       4,946   5.45% 2036........................................       4,928
      74,754   5.49% 2036........................................      74,599
     260,667   5.50% 2018 -- 2036 (Q)............................     257,052
      97,686   6.00% 2017 -- 2036 (Q)............................      98,361
           7   6.50% 2031 -- 2032................................           8
          12   7.50% 2029 -- 2031................................          12
                                                                   ----------
                                                                      550,669
                                                                   ----------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 14.0%
         250   4.32% 2009 (L)....................................         243
      52,240   4.50% 2035........................................      48,824
       4,403   4.69% 2034........................................       4,302
       5,189   4.72% 2035........................................       5,090
      10,541   4.72% 2035........................................      10,297
       3,609   4.77% 2035........................................       3,535
       9,757   4.80% 2035........................................       9,540
       6,493   4.88% 2035........................................       6,401
       4,567   4.93% 2035........................................       4,509
      11,705   4.94% 2035........................................      11,565
     168,252   5.00% 2018 -- 2036 (Q)............................     164,665
       7,312   5.09% 2035........................................       7,192
     131,803   5.50% 2013 -- 2034 (Q)............................     130,823
      11,714   5.51% 2036 (L)....................................      11,696
     125,124   6.00% 2012 -- 2036 (Q)............................     125,827
      11,353   6.50% 2014 -- 2036 (Q)............................      11,577
          44   7.00% 2016 -- 2032................................          47
       1,439   7.50% 2015 -- 2032................................       1,488
           9   8.00% 2032........................................          10
                                                                   ----------
                                                                      557,631
                                                                   ----------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.9%
      32,127   5.50% 2033 -- 2034................................      31,882
      97,697   6.00% 2031 -- 2036 (Q)............................      98,895
      24,943   6.50% 2028 -- 2032................................      25,629
          94   7.00% 2030 -- 2031................................          96
          15   8.50% 2024........................................          16
                                                                   ----------
                                                                      156,518
                                                                   ----------
               SMALL BUSINESS ADMINISTRATION PARTICIPATION
               CERTIFICATES -- 1.9%
       8,948   5.54% 2026........................................       9,066
       9,938   5.57% 2026........................................      10,088
      10,100   5.64% 2026........................................      10,320
      10,627   5.70% 2026........................................      10,860
       8,667   5.82% 2026........................................       8,910
       8,858   5.87% 2026........................................       9,128

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
               SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFI-
               CATES -- (CONTINUED)
$      7,722   6.07% 2026........................................  $    8,043
       8,861   6.14% 2022........................................       9,147
                                                                   ----------
                                                                       75,562
                                                                   ----------
               Total U.S. government agencies
                 (cost $1,350,806)...............................  $1,340,380
                                                                   ----------
               Total long-term securities
                 (cost $3,778,609)...............................  $3,777,683
                                                                   ----------
SHORT-TERM INVESTMENTS -- 25.2%
               CONSUMER STAPLES -- 1.0%
      40,000   Cargill, Inc.,
                 5.28%, 10/13/2006...............................  $   39,924
                                                                   ----------
               FINANCE -- 3.3%
      40,000   Bear Stearns & Co., Inc.,
                 5.24%, 10/12/2006...............................      39,930
      40,000   Deutsche Bank,
                 5.24%, 10/12/2006...............................      39,930
      20,000   Morgan Stanley,
                 5.28%, 10/13/2006...............................      19,962
      30,000   UBS Finance LLC,
                 5.28%, 10/12/2006...............................      29,947
                                                                   ----------
                                                                      129,769
                                                                   ----------
               REPURCHASE AGREEMENTS @ -- 14.4%
     167,990   BNP Paribas Joint Repurchase Agreement,
                 5.05%, 10/02/2006...............................     167,990
     195,989   RBS Greenwich Joint Repurchase Agreement,
                 5.10%, 10/02/2006...............................     195,989
     211,013   UBS Securities LLC Repurchase Agreement,
                 5.05%, 10/02/2006...............................     211,013
                                                                   ----------
                                                                      574,992
                                                                   ----------
               U.S. TREASURY BILL -- 0.1%
       4,000   U.S. Treasury Bill,
                 4.83%, 12/14/2006 (M)(S)........................       3,962
                                                                   ----------
   SHARES
------------
               SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
               LENDING -- 6.4%
     255,505   Navigator Prime Portfolio,
                 5.26% (L).......................................     255,505
                                                                   ----------
               Total short-term investments
                 (cost $1,004,152)...............................  $1,004,152
                                                                   ----------
               Total investments in securities
                 (cost $4,782,761) (C)...........................  $4,781,835
               Other assets & liabilities........................    (789,656)
                                                                   ----------
               Total net assets..................................  $3,992,179
                                                                   ==========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.70% of total net assets at September 30, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006 rounds to zero.

  (B)All principal amounts are in U.S. dollars unless otherwise indicated.

      AUD  -- Australian Dollar
      BRL  -- Brazilian Real
      CAD  -- Canadian Dollar
      JPY  -- Japanese Yen

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $4,787,880 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 29,198
      Unrealized depreciation........................   (35,243)
                                                       --------
      Net unrealized depreciation....................  $ (6,045)
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD                                                    COST
      ACQUIRED         SHARES/PAR            SECURITY           BASIS
      --------         ----------            --------           -----
      May, 2003             250     Centura Capital Trust I,
                                    8.85%, 06/01/2027           $278
      April, 2005        73,119     Morgan Stanley Dean Witter
                                    Capital I,
                                    0.46%, 08/25/2032             --
      October, 2005 -    32,417     Morgan Stanley Dean Witter
      August 2006                   Capital I,
                                    8.05%, 08/25/2032 - Reg D    337
      July, 2000             --     Ntelos, Inc.                   1
      May, 2006              --     XO Holdings, Inc.             --

     The aggregate value of these securities at September 30, 2006 was $723, which represents 0.02% of total net assets.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2006, was $372,402, which represents 9.33% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 (N) The interest rate disclosed for these securities represents the effective yield as of September 30, 2006.

  (O)U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at September 30, 2006.

 (AA)The interest rate disclosed for these securities represents an estimated yield as of September 30, 2006.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2006 was $697,213.

  (S)Security pledged as initial margin deposit for open futures contracts at September 30, 2006.

              FUTURES CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2006.

                                                                  UNREALIZED
                       NUMBER OF                                 APPRECIATION
DESCRIPTION            CONTRACTS   POSITION     EXPIRATION      (DEPRECIATION)
-----------            ---------   --------     ----------      --------------
2 Year U.S. Treasury
  Note futures
  contracts                1         Long      December 2006       $   550
5 Year U.S. Treasury
  Note futures
  contracts                2         Long      December 2006         1,525
US Long Bond futures
  contracts                1        Short      December 2006        (1,812)
                                                                   -------
                                                                   $   263
                                                                   =======

These contracts had a market value of $255,505 as of September 30, 2006.

The accompanying notes are an integral part of these financial statements.

 HARTFORD TOTAL RETURN BOND HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 (V) Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE         COUPON RATE       EXPIRATION DATE
                                                                       -------------         -----------       ---------------
      BNP Paribas Joint Repurchase Agreement......................  U.S. Treasury Bonds      5.25% - 7.875%      2021 - 2029
      RBS Greenwich Joint Repurchase Agreement....................  U.S. Treasury Notes    10.375% - 12.00%      2012 - 2013
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bonds      6.25% - 7.625%      2023 - 2025

The accompanying notes are an integral part of these financial statements.

 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 9.9%
            FINANCE -- 9.9%
$  1,500    American Express Credit Account Master Trust,
              5.33%, 03/15/2011 (L)...........................  $    1,498
   9,000    Banc of America Commercial Mortgage, Inc.,
              4.50%, 07/10/2043...............................       8,801
   9,433    Banc of America Commercial Mortgage, Inc.,
              5.00%, 10/10/2045...............................       9,371
 230,526    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.65%, 02/11/2041 (P)...........................       2,715
   9,000    CS First Boston Mortgage Securities Corp.,
              4.51%, 07/15/2037...............................       8,809
   9,000    Commercial Mortgage Pass Through Certificates,
              5.00%, 06/10/2044...............................       8,967
   2,449    Countrywide Alternative Loan Trust,
              5.50%, 10/25/2035 (L)...........................       2,441
   9,000    Countrywide Asset-Backed Certificates,
              5.76%, 09/01/2036...............................       9,013
   9,000    Countrywide Asset-Backed Certificates,
              5.80%, 07/25/2034...............................       9,022
   5,000    Discover Card Master Trust I,
              5.55%, 01/15/2008 (L)...........................       5,014
   9,000    Greenwich Capital Commercial Funding Corp.,
              5.12%, 04/10/2037 (L)...........................       8,985
   2,400    MBNA Credit Card Master Note Trust,
              5.47%, 02/16/2010 (L)...........................       2,403
 144,547    Merrill Lynch Mortgage Trust,
              4.57%, 06/12/2043 (P)...........................       3,935
   6,939    Spirit Master Funding LLC,
              5.76%, 03/20/2024 (I)...........................       6,939
   9,000    Wachovia Bank Commercial Mortgage Trust,
              4.52%, 05/15/2044...............................       8,804
                                                                ----------
            Total asset & commercial mortgage backed
              securities
              (cost $97,702)..................................  $   96,717
                                                                ----------
U.S. GOVERNMENT SECURITIES -- 28.1%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 10.5%
            Federal Home Loan Bank
  29,800    3.375% 2008.......................................  $   28,972
  22,000    4.43% 2008........................................      21,816
  25,000    4.75% 2007........................................      24,908
  15,000    5.50% 2009........................................      15,024
                                                                ----------
                                                                    90,720
                                                                ----------
            Tennessee Valley Authority
  11,750    5.375% 2008.......................................      11,844
                                                                ----------
                                                                   102,564
                                                                ----------
            U.S. TREASURY SECURITIES -- 17.6%
            U.S. Treasury Notes
  10,000    2.00% 2016 (O)....................................      10,018
  12,000    4.00% 2010 (G)....................................      11,769

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            U.S. TREASURY SECURITIES -- (CONTINUED)
$  1,155    4.25% 2010........................................  $    1,141
 131,435    4.875% 2009 -- 2016 (G)...........................     132,758
  16,095    5.125% 2016 (G)...................................      16,696
                                                                ----------
                                                                   172,382
                                                                ----------
            Total U.S. government securities
              (cost $274,360).................................  $  274,946
                                                                ----------
U.S. GOVERNMENT AGENCIES -- 60.1%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 11.6%
            Mortgage Backed Securities:
   7,967    5.45% 2036........................................  $    7,939
  12,113    5.50% 2036........................................      12,098
  14,115    6.00% 2021 -- 2036 (Q)............................      14,207
   4,595    6.50% 2028 -- 2032................................       4,697
      26    7.00% 2029 -- 2031................................          27
                                                                ----------
                                                                    38,968
                                                                ----------
            Notes:
   2,000    4.25% 2013........................................       1,921
  23,000    4.625% 2008.......................................      22,853
  17,140    5.00% 2010........................................      17,137
                                                                ----------
                                                                    41,911
                                                                ----------
            Remic -- PAC's:
   7,691    4.75% 2015........................................       7,552
  11,451    5.50% 2016........................................      11,487
   7,240    6.00% 2031........................................       7,284
   3,667    6.50% 2028........................................       3,766
                                                                ----------
                                                                    30,089
                                                                ----------
            Remic -- Z Bonds:
   2,647    6.50% 2032 (R)....................................       2,726
                                                                ----------
                                                                   113,694
                                                                ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 39.2%
            Mortgage Backed Securities:
   2,132    4.80% 2035........................................       2,085
  15,565    4.81% 2035........................................      15,370
  11,854    4.82% 2034........................................      11,753
   1,421    4.88% 2035........................................       1,400
   2,559    4.94% 2035........................................       2,529
  10,902    5.09% 2035........................................      10,812
   8,862    5.15% 2035........................................       8,751
   9,318    5.225% 2035.......................................       9,218
  13,454    5.47% 2036........................................      13,410
 113,279    5.50% 2015 -- 2036 (Q)............................     112,248
  51,330    6.00% 2013 -- 2036 (Q)............................      51,604
     898    6.01% 2009........................................         907
     274    6.36% 2008........................................         276
   3,438    6.50% 2013 -- 2032................................       3,515
   2,299    6.52% 2008........................................       2,309
     102    7.50% 2023........................................         106
      12    8.50% 2017........................................          12
       7    9.00% 2020 -- 2021................................           8
      13    9.75% 2020........................................          14
                                                                ----------
                                                                   246,327
                                                                ----------

The accompanying notes are an integral part of these financial statements.

 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
            Notes:
$ 75,000    5.55% 2009........................................  $   75,069
  45,000    6.00% 2016........................................      45,770
                                                                ----------
                                                                   120,839
                                                                ----------
            Remic -- PAC's:
   4,736    4.50% 2016........................................       4,671
   7,000    5.50% 2035........................................       6,876
   4,326    6.50% 2029........................................       4,476
                                                                ----------
                                                                    16,023
                                                                ----------
                                                                   383,189
                                                                ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.9%
            Mortgage Backed Securities:
  10,174    5.00% 2034........................................       9,849
   6,361    6.00% 2033 -- 2034................................       6,432
   1,805    7.00% 2030 -- 2032................................       1,864
     229    7.50% 2027........................................         239
       3    9.50% 2020........................................           4
                                                                ----------
                                                                    18,388
                                                                ----------
            OTHER GOVERNMENT AGENCIES -- 7.4%
            Small Business Administration Participation
              Certificates:
   9,577    5.35% 2026........................................       9,611
   7,309    5.54% 2026........................................       7,406
   8,856    5.57% 2026........................................       8,989
   9,000    5.64% 2026........................................       9,196
   8,227    5.70% 2026........................................       8,408
   9,123    5.82% 2026........................................       9,379
  10,901    5.87% 2026........................................      11,234
   8,130    6.07% 2026........................................       8,467
                                                                ----------
                                                                    72,687
                                                                ----------
            Total U.S. government agencies
              (cost $587,981).................................  $  587,958
                                                                ----------
            Total long-term investments
              (cost $960,043).................................  $  959,621
                                                                ----------
SHORT-TERM INVESTMENTS -- 27.3%
            FINANCE -- 1.0%
  10,000    Morgan Stanley,
              5.28%, 10/13/2006...............................  $    9,981
                                                                ----------
            REPURCHASE AGREEMENTS @ -- 10.9%
  31,129    BNP Paribas Joint Repurchase Agreement,
              5.05%, 10/02/2006...............................      31,129
  36,318    RBS Greenwich Joint Repurchase Agreement,
              5.10%, 10/02/2006...............................      36,318
  39,102    UBS Securities LLC Repurchase Agreement,
              5.05%, 10/02/2006...............................      39,102
                                                                ----------
                                                                   106,549
                                                                ----------
                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 15.4%
 149,926    BNY Institutional Cash Reserve Fund,
              5.34% (L).......................................  $  149,926
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            U.S. TREASURY BILLS -- 0.0%
$    350    U.S. Treasury Bill,
              4.93%, 10/05/2006 (M)(S)........................         350
                                                                ----------
            Total short-term investments
              (cost $266,806).................................  $  266,806
                                                                ----------
            Total investments in securities
              (cost $1,226,849) (C)...........................  $1,226,427
            Other assets & liabilities........................    (247,486)
                                                                ----------
            Total net assets..................................  $  978,941
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $1,227,959 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 4,489
      Unrealized depreciation.........................   (6,021)
                                                        -------
      Net unrealized depreciation.....................  $(1,532)
                                                        =======

 (G) Security is partially on loan at September 30, 2006.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at September 30, 2006, was $6,939, which represents 0.71% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (O)U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at September 30, 2006.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at September 30, 2006 was $106,605.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 (R) Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate. The interest rate disclosed represents the coupon rate at which the additional principal is being accrued.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

  (S)Security pledged as initial margin deposit for open futures contracts at September 30, 2006.

              FUTURES CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2006

                                                                                                                     UNREALIZED
                                                        NUMBER OF                                                   APPRECIATION
DESCRIPTION                                             CONTRACTS         POSITION           EXPIRATION            (DEPRECIATION)
-----------                                             ---------         --------           ----------            --------------
5 Year U.S. Treasury Note futures contracts                119              Long            December 2006               $(4)
                                                                                                                        ===

These contracts had a market value of $12,556 as of September 30, 2006.

 @   Repurchase agreements collateralized as follows:

                                                                       SECURITY TYPE         COUPON RATE       EXPIRATION DATE
                                                                       -------------         -----------       ---------------
      BNP Paribas Joint Repurchase Agreement......................  U.S. Treasury Bonds      5.25% - 7.875%      2021 - 2029
      RBS Greenwich Joint Repurchase Agreement....................  U.S. Treasury Notes    10.375% - 12.00%      2012 - 2013
      UBS Securities LLC Joint Repurchase Agreement...............  U.S. Treasury Bonds      6.25% - 7.625%      2023 - 2025

The accompanying notes are an integral part of these financial statements.

 HARTFORD VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.6%
            BASIC MATERIALS -- 5.2%
    129     Alcoa, Inc. ......................................  $  3,603
     73     Cameco Corp. (G)..................................     2,684
     89     Dow Chemical Co. .................................     3,465
    109     E.I. DuPont de Nemours & Co. .....................     4,648
     49     Kimberly-Clark Corp. .............................     3,170
     43     Precision Castparts Corp. ........................     2,742
                                                                --------
                                                                  20,312
                                                                --------
            CAPITAL GOODS -- 6.9%
     94     American Standard Cos., Inc. .....................     3,937
    156     Applied Materials, Inc. ..........................     2,762
     89     Caterpillar, Inc. ................................     5,883
     53     Deere & Co. ......................................     4,430
     82     Goodrich Corp. ...................................     3,319
     54     National Oilwell Varco, Inc. (D)..................     3,179
     80     Pitney Bowes, Inc. ...............................     3,550
                                                                --------
                                                                  27,060
                                                                --------
            CONSUMER CYCLICAL -- 5.0%
     61     Altria Group, Inc. ...............................     4,700
     50     D.R. Horton, Inc. ................................     1,207
     83     Federated Department Stores, Inc. ................     3,578
     96     McDonald's Corp. .................................     3,767
    207     Safeway, Inc. ....................................     6,292
      2     Supervalu, Inc. ..................................        50
                                                                --------
                                                                  19,594
                                                                --------
            CONSUMER STAPLES -- 4.7%
     92     Campbell Soup Co. ................................     3,344
    110     Kellogg Co. ......................................     5,432
    149     PepsiCo, Inc. ....................................     9,750
                                                                --------
                                                                  18,526
                                                                --------
            ENERGY -- 8.3%
     50     ConocoPhillips....................................     2,994
    245     Exxon Mobil Corp. ................................    16,419
     83     GlobalSantaFe Corp. ..............................     4,139
    185     Occidental Petroleum Corp. .......................     8,906
                                                                --------
                                                                  32,458
                                                                --------
            FINANCE -- 29.6%
     64     ACE Ltd. .........................................     3,481
     90     Aetna, Inc. ......................................     3,560
    114     Allstate Corp. ...................................     7,170
     88     American International Group, Inc. ...............     5,811
    294     Bank of America Corp. ............................    15,755
    114     Bank of New York Co., Inc. .......................     4,023
    113     Chubb Corp. ......................................     5,882
    255     Citigroup, Inc. ..................................    12,681
     82     Golden West Financial Corp. ......................     6,365
     47     Goldman Sachs Group, Inc. ........................     8,019
    296     Host Hotels & Resorts, Inc. ......................     6,785
    113     JP Morgan Chase & Co. ............................     5,314
     22     Merrill Lynch & Co., Inc. ........................     1,729
     41     PNC Financial Services Group, Inc. ...............     2,956
     62     State Street Corp. ...............................     3,881

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
     42     SunTrust Banks, Inc. .............................  $  3,261
     77     UBS AG............................................     4,543
    108     US Bancorp........................................     3,587
     45     Washington Mutual, Inc. ..........................     1,942
     47     Wellpoint, Inc. (D)...............................     3,591
    148     Wells Fargo & Co. ................................     5,336
                                                                --------
                                                                 115,672
                                                                --------
            HEALTH CARE -- 9.8%
     79     Abbott Laboratories...............................     3,846
    123     Baxter International, Inc. .......................     5,610
    204     Boston Scientific Corp. (D).......................     3,013
     64     Bristol-Myers Squibb Co. .........................     1,602
    371     CVS Corp. ........................................    11,913
    168     Pfizer, Inc. .....................................     4,764
    149     Wyeth.............................................     7,560
                                                                --------
                                                                  38,308
                                                                --------
            SERVICES -- 3.8%
    101     Comcast Corp. Class A (D).........................     3,718
    750     Sun Microsystems, Inc. (D)........................     3,729
    208     Time Warner, Inc. ................................     3,786
     53     United Parcel Service, Inc. Class B...............     3,821
                                                                --------
                                                                  15,054
                                                                --------
            TECHNOLOGY -- 15.9%
    334     AT&T, Inc. .......................................    10,879
     59     Beckman Coulter, Inc. ............................     3,367
    233     BellSouth Corp. ..................................     9,965
    165     Cisco Systems, Inc. (D)...........................     3,793
    437     EMC Corp. (D).....................................     5,230
    216     General Electric Co. .............................     7,614
    108     Hewlett-Packard Co. ..............................     3,952
     51     Lockheed Martin Corp. ............................     4,389
    187     Motorola, Inc. ...................................     4,683
    142     Sprint Nextel Corp. ..............................     2,434
    162     Verizon Communications, Inc. .....................     5,999
                                                                --------
                                                                  62,305
                                                                --------
            TRANSPORTATION -- 3.8%
    128     AMR Corp. (D).....................................     2,969
    126     General Dynamics Corp. ...........................     9,023
    171     Southwest Airlines Co. ...........................     2,849
                                                                --------
                                                                  14,841
                                                                --------
            UTILITIES -- 4.6%
 $   63     Dominion Resources, Inc. .........................  $  4,827
     21     Entergy Corp. ....................................     1,643
     89     Exelon Corp. .....................................     5,358
     70     FPL Group, Inc. ..................................     3,155
     75     SCANA Corp. ......................................     3,023
                                                                --------
                                                                  18,006
                                                                --------
            Total common stock
              (cost $316,050).................................  $382,136
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 2.7%
            REPURCHASE AGREEMENTS @ -- 2.0%
 $   10     Bank of America Securities Joint Repurchase
              Agreement,
              4.80%, 10/02/2006...............................  $     10
   3505     Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.37%, 10/02/2006...............................      3505
    846     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.33%, 10/02/2006...............................       846
    806     Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.35%, 10/02/2006...............................       806
  2,800     UBS Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 10/02/2006...............................     2,800
                                                                --------
                                                                   7,967
                                                                --------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 0.7%
  2,432     BNY Institutional Cash Reserve Fund,
              5.34% (L).......................................     2,432
                                                                --------
            Total short-term investments
              (cost $10,399)..................................  $ 10,399
                                                                --------
            Total investments in securities
              (cost $326,449) (C).............................  $392,535
            Other assets & liabilities........................    (1,155)
                                                                --------
            Total net assets..................................  $391,380
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.85% of total net assets at September 30, 2006.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $327,508 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $69,389
      Unrealized depreciation.........................   (4,362)
                                                        -------
      Net unrealized appreciation.....................  $65,027
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

The accompanying notes are an integral part of these financial statements.

 HARTFORD VALUE OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.7%
            BASIC MATERIALS -- 8.8%
     421    Alcoa, Inc. ......................................  $ 11,808
     174    Arch Coal, Inc. ..................................     5,019
      86    Century Aluminum Co. (D)(G).......................     2,907
     419    Chemtura Corp. ...................................     3,628
      80    Cytec Industries, Inc. ...........................     4,469
      52    E.I. DuPont de Nemours & Co. .....................     2,219
      15    FMC Corp. (D).....................................       935
      65    Martin Marietta Materials, Inc. ..................     5,534
     106    Michelin (C.G.D.E.) Class B (A)(G)................     7,780
     297    Smurfit-Stone Container Corp. (D).................     3,329
     101    Temple-Inland, Inc. ..............................     4,050
                                                                --------
                                                                  51,678
                                                                --------
            CAPITAL GOODS -- 5.9%
      45    Alliant Techsystems, Inc. (D).....................     3,640
      70    Black & Decker Corp. .............................     5,547
      69    Deere & Co. ......................................     5,823
     325    Goodrich Corp. ...................................    13,157
      60    Kennametal, Inc. .................................     3,422
      84    Varian Semiconductor Equipment Associates, Inc.
              (D).............................................     3,097
                                                                --------
                                                                  34,686
                                                                --------
            CONSUMER CYCLICAL -- 7.4%
     313    American Axle & Manufacturing Holdings, Inc.
              (G).............................................     5,222
     630    Foot Locker, Inc. ................................    15,908
     190    Lear Corp. (G)....................................     3,935
     404    Ruby Tuesday, Inc. (G)............................    11,389
     197    TRW Automotive Holdings Corp. (D).................     4,747
      54    Walter Industries (G).............................     2,318
                                                                --------
                                                                  43,519
                                                                --------
            CONSUMER STAPLES -- 1.0%
     243    Unilever N.V. NY Shares...........................     5,966
                                                                --------
            ENERGY -- 9.4%
     151    Exxon Mobil Corp. ................................    10,125
      71    GlobalSantaFe Corp. ..............................     3,554
      47    Marathon Oil Corp. ...............................     3,576
      81    Noble Corp. ......................................     5,211
     131    Noble Energy, Inc. ...............................     5,954
     403    Talisman Energy, Inc. ............................     6,595
     205    Total S.A. ADR (G)................................    13,531
     267    UGI Corp. ........................................     6,535
                                                                --------
                                                                  55,081
                                                                --------
            FINANCE -- 28.4%
     307    ACE Ltd. .........................................    16,808
     145    Aetna, Inc. ......................................     5,731
     107    Allstate Corp. ...................................     6,731
      64    AMBAC Financial Group, Inc. ......................     5,313
     107    American International Group, Inc. ...............     7,077
     685    Apollo Investment Corp. ..........................    14,053
     599    Bank of America Corp. ............................    32,068
     167    Capital One Financial Corp. ......................    13,120

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
      71    CIT Group, Inc. ..................................  $  3,458
     367    Citigroup, Inc. ..................................    18,229
      85    Everest Re Group Ltd. ............................     8,300
      74    ING Groep N.V. ADR................................     3,237
     270    KKR Financial Corp. ..............................     6,636
     210    Platinum Underwriters Holdings Ltd. ..............     6,459
     300    Royal Bank of Scotland Group plc (A)..............    10,316
      79    UBS AG............................................     4,703
     203    UnumProvident Corp. ..............................     3,934
                                                                --------
                                                                 166,173
                                                                --------
            HEALTH CARE -- 8.0%
      61    Astellas Pharma, Inc. (A).........................     2,452
     256    Boston Scientific Corp. (D).......................     3,792
     161    Bristol-Myers Squibb Co. .........................     4,012
     132    Cooper Companies, Inc. ...........................     7,035
     332    Impax Laboratories, Inc. (D)......................     2,178
      49    Sanofi-Aventis S.A. (A)...........................     4,348
     261    Sanofi-Aventis S.A. ADR...........................    11,598
     222    Wyeth.............................................    11,292
                                                                --------
                                                                  46,707
                                                                --------
            SERVICES -- 7.0%
      87    Avid Technology, Inc. (D)(G)......................     3,169
     137    Comcast Corp. Class A (D).........................     5,052
     350    Comcast Corp. Special Class A (D).................    12,869
     135    Entercom Communications Corp. ....................     3,410
      86    Liberty Global, Inc. (D)(G).......................     2,203
      87    Liberty Global, Inc. Class C (D)..................     2,175
     116    R.H. Donnelley Corp. (G)..........................     6,136
     751    Unisys Corp. (D)..................................     4,250
      39    Viacom, Inc. Class B (D)..........................     1,439
                                                                --------
                                                                  40,703
                                                                --------
            TECHNOLOGY -- 18.6%
     208    Arrow Electronics, Inc. (D).......................     5,703
     630    Cinram International Income Fund..................    12,601
   1,124    Cisco Systems, Inc. (D)...........................    25,857
      37    Embarq Corp. .....................................     1,773
     148    Fairchild Semiconductor International, Inc. (D)...     2,760
     377    Flextronics International Ltd. (D)................     4,763
     352    Microsoft Corp. ..................................     9,626
     162    NCR Corp. (D).....................................     6,376
     377    Powerwave Technologies, Inc. (D)(G)...............     2,864
     124    QLogic Corp. (D)..................................     2,340
      77    Seagate Technology................................     1,769
     336    Sprint Nextel Corp. (G)...........................     5,767
     219    Symantec Corp. (D)................................     4,652
     129    Tektronix, Inc. ..................................     3,723
     170    Telefonaktiebolaget LM Ericsson ADR (G)...........     5,839
     236    Tyco International Ltd. ..........................     6,606
     161    Verizon Communications, Inc. .....................     5,971
                                                                --------
                                                                 108,990
                                                                --------
            TRANSPORTATION -- 3.8%
      40    AirTran Holdings, Inc. (D)........................       394
     342    UAL Corp. (D).....................................     9,098

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- (CONTINUED)
      27    US Airways Group, Inc. (D)(G).....................  $  1,188
     219    US Airways Group, Inc. (D)(J).....................     9,701
      45    YRC Worldwide, Inc. (D)(G)........................     1,658
                                                                --------
                                                                  22,039
                                                                --------
            UTILITIES -- 0.4%
      71    PPL Corp. ........................................     2,335
                                                                --------
            Total common stock
              (cost $517,840).................................  $577,877
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 8.8%
            REPURCHASE AGREEMENTS @ -- 1.3%
 $    10    Bank of America Securities Joint Repurchase
              Agreement,
              4.80%, 10/02/2006...............................  $     10
   3,462    Bank of America Securities TriParty Joint
              Repurchase Agreement,
              5.37%, 10/02/2006...............................     3,462
     836    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.33%, 10/02/2006...............................       836
     796    Morgan Stanley & Co., Inc. TriParty Joint
              Repurchase Agreement,
              5.35%, 10/02/2006...............................       796
   2,766    UBS Securities TriParty Joint Repurchase
              Agreement,
              5.38%, 10/02/2006...............................     2,765
                                                                --------
                                                                   7,869
                                                                --------
                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 7.5%
  43,386    BNY Institutional Cash Reserve Fund,
              5.34% (L).......................................  $ 43,386
                                                                --------
            Total short-term investments
              (cost $51,255)..................................  $ 51,255
                                                                --------
            Total investments in securities
              (cost $569,095) (C).............................  $629,132
            Other assets & liabilities........................   (43,645)
                                                                --------
            Total net assets..................................  $585,487
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.20% of total net assets at September 30, 2006.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at September 30, 2006, was $24,896, which represents 4.25% of total net assets.

  (C)At September 30, 2006, the cost of securities for federal income tax purposes was $570,074 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 74,778
      Unrealized depreciation........................   (15,720)
                                                       --------
      Net unrealized appreciation....................  $ 59,058
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at September 30, 2006.

 (J) Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At September 30, 2006, the market value of these securities was $9,701, which represents 1.66% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 @   Repurchase agreements collateralized as follows:

                                                                      SECURITY TYPE        COUPON RATE      EXPIRATION DATE
                                                                      -------------        -----------      ---------------
      Bank of America Securities Joint Repurchase Agreement.......  U.S. Treasury Note            4.375%             2008
      Bank of America Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.00% - 6.00%      2021 - 2036
                                                                    FNMA                   5.50% - 6.50%      2034 - 2036
      Deutsche Bank Securities TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  4.50% - 7.50%      2020 - 2036
      Morgan Stanley & Co., Inc. TriParty Joint Repurchase
        Agreement.................................................  FHLMC                  5.50% - 6.00%      2021 - 2036
                                                                    FNMA                   4.50% - 7.00%      2019 - 2036
      UBS Securities TriParty Joint Repurchase Agreement..........  FHLMC                 4.00% - 11.25%      2011 - 2036
                                                                    FNMA                   4.00% - 7.50%      2008 - 2036

The accompanying notes are an integral part of these financial statements.

 HARTFORD VALUE OPPORTUNITIES HLS FUND

 SEPTEMBER 30, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2006

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Canadian Dollar                                  Buy              $  77           $   78          10/02/06              $(1)
Canadian Dollar                                  Buy                125              126          10/03/06               (1)
Canadian Dollar                                  Buy                187              187          10/04/06               --
Euro                                             Sell             1,179            1,182          10/02/06                3
Euro                                             Sell               588              589          10/03/06                1
                                                                                                                        ---
                                                                                                                        $ 2
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

     (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        HARTFORD SERIES FUND, INC.


Date: November 20, 2006                 By: /s/ David M. Znamierowski
                                            ------------------------------------
                                            David M. Znamierowski
                                        Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: November 20, 2006                 By: /s/ David M. Znamierowski
                                            ------------------------------------
                                            David M. Znamierowski
                                        Its: President


Date: November 20, 2006                 By: /s/ Tamara L. Fagely
                                            ------------------------------------
                                            Tamara L. Fagely
                                        Its: Vice President, Controller and
                                             Treasurer

                                  EXHIBIT LIST

99.CERT   Certifications

          (i) Section 302 certification of principal executive officer

          (ii) Section 302 certification of principal financial officer